UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: April 30

Date of reporting period: May 1, 2016 – October 31, 2016

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT **(October 31, 2016)**

ASPEN PARTNERS

ASPEN MANAGED FUTURES STRATEGY FUND

CLASS A SHARES **(MFBPX)**

CLASS I SHARES **(MFBTX)**

Aspen Managed Futures Strategy Fund	Manager Commentary

October 31, 2016 (Unaudited)

October 31, 2016

Performance Results
For the six‐month period ending October 31, 2016, the Class I shares of the Aspen Managed Futures Strategy Fund (the “Fund”) posted a return of ‐3.45%. Per its mandate, the Fund maintained tight correlation(1) to the Aspen Managed Futures Beta Index (“Aspen MFBI” or the “Index”)(2). The Index uses a combination of trend and counter‐trend algorithms to determine exposures to 23 futures markets. In following the Index, the Fund can take long or short positions in each of the eligible markets. A long position in a futures market will profit if the price of the futures contract rises, whereas a short position will profit if the price of the futures contract falls.

The BTOP50 Index(3), a managed futures benchmark, returned ‐4.01% over the same period. It is important to note that there are substantive differences between the Fund and the Index in terms of construction. There were no significant changes to the Fund strategy during this period.

Explanation of Fund Performance
The Fund returned ‐2.45% in May. A surprise rate cut by the Reserve Bank of Australia was a factor in the monthly loss. The cut drove down the Australian dollar, causing losses in long AUD positions in the Index’s Trend and Counter‐Trend models.

The month of June provided a gain of +3.18% for the Fund. The majority of that return occurred on a single day, June 24, the first day of market reaction to the surprise results of the UK’s “Brexit”(4) vote to leave European Union. The Aspen MFBI’s futures positioning around Brexit arose from the crosswinds of pre‐Brexit market moves. Because the vote was a rare, point‐in‐time volatility‐inducing event that everyone could see coming in advance, volatility naturally spiked in advance in the weeks preceding the vote—which led to a Broad Risk Indicator‐driven increase in the Trend/Counter‐Trend ratio in the Index. Risk assets, particularly European issues, declined—which led to net short risk exposures in the Trend model. However, concerns notwithstanding, at no point prior to the actual vote tally did markets predict a greater than 50% probability of a UK “Leave” vote. In particular, over the course of the week of the actual vote, the market’s movements reflected increasing confidence that the “Remain” side would win. This resulted in Index positioning that, while risk‐off overall, was not positioned strongly short risk assets, but was decidedly long fixed income. In aggregate, that positioning enabled the Fund to capture a gain of about +2% on June 24. Remarkably, it took only about a week for global equity markets, including those in the UK itself, to recover their Brexit losses. Typically a “V‐bottom” bounce of that nature is problematic for a trend‐following model such as the one tracked by the Fund, but in this case, the Fund was actually able to profit during the market rebound as well as the initial market drop. The primary reason for this was the fact that the Fund’s long fixed income positions continued to post profits, as the post‐Brexit rebound was apparently driven in part by speculation of further easing, which in turn benefitted sovereign bonds as well as equity markets.

After the craziness of Brexit, the markets settled into a quieter mode for the remainder of the reporting period. A trendless, low‐volatility backdrop created difficult conditions for the Index’s trend model, but it benefitted the Index’s risk‐on counter‐trend model. Trend attribution was negative and counter‐trend attribution was positive in each of the remaining four months of the period—a pattern that previously had not occurred for more than two consecutive months. Because the Index is always primarily trend‐following, this pattern led to losses for the Fund in all four months (July: ‐0.50%, August: ‐0.78%, September: ‐1.01%, October: ‐1.93%). However, the boost provided by the counter‐trend sub‐model kept losses over the entire period relatively modest—i.e., the losses over the entire four‐month period were only about 100 basis points(5) greater than the gains in June alone.

At the end of October, heading toward the U.S. presidential election, the most notable development in the Fund was the adoption of net short fixed income futures positioning for the first time all year, in response to rising global interest rates over the last couple months of the reporting period.

Outlook
On September 9th, the bears appeared to be running the table. Investors were concerned that a month of central bank announcements would lead to a market pullback. In addition, concerns about the end of easy money, sky‐high equity valuations and lack of economic growth in Europe seemed to confirm traders’ worst suspicions, as the S&P 500® Total Return Index(6) fell over 2.5% that day. However, in the weeks that followed, the markets were able to shake off the gloom. So what gives?

Apparently, those arguments just weren’t enough to end the 7 ½ ‐ year bull market. News of the improving domestic economy was certainly a plus, along with less hawkish news from the European Central Bank and the Federal Reserve (“Fed”). And with interest rates so low, the current high valuation of stocks seem not to be enough of a catalyst to push the markets lower.

A deeper dive into the third quarter’s market performance gives some indication of the larger concerns among investors. The weakness during the period of the so‐called bond proxy sectors (utilities, real estate, and consumer staples) was mainly due to worries about rising rates. Likewise, weakness in U.S. exporters and multinationals signals skepticism around a global economic upswing.

Semi-Annual Report | October 31, 2016	1

Aspen Managed Futures Strategy Fund	Manager Commentary

October 31, 2016 (Unaudited)

These concerns are not new, of course. But it should be noted that even if the Fed does raise rates in December, it is in our view likely to be only 25 basis points. That would still leave rates extremely low. As has been the case for the last several years, we believe the market will continue to fall in anticipation of bad news, only to recover when the worst‐case scenario doesn’t come to fruition.

Donald Trump’s surprise victory in the U.S. presidential race ranks with Brexit as one of the most stunning events of the year. Besides showing clients the value of discipline for staying in the market even after nine consecutive down sessions, Wednesday’s market action after the election also contains some interesting clues about the potential direction of markets as we approach year‐end.

The most important observation is stock prices rising in the face of higher rates. The 10‐year note yield has climbed from 1.89% before the election to 2.30%, and equity markets have also risen during that period. Have we finally reached a point where rallies are not entirely dependent on dovish Fed action? That may be the case. Last month’s release of third quarter Gross Domestic Product numbers showing 2.90% growth was certainly encouraging.

We feel that it is also positive to see the yield curve finally steepening (i.e., long‐term rates rising more than short‐term rates). A move such as this should be a boon for bank stocks, making it easier for banks to profit from lending activity.

Sincerely,
Bryan R. Fisher
William Ware Bush

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-845-9444.

The views of Aspen Partners, Ltd. and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Aspen Partners Ltd. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

 The Aspen Managed Futures Strategy Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	Correlation - a statistical measure of how two securities or portfolios move in relation to each other.

(2)
Aspen Managed Futures Beta Index (Aspen MFBI) is constructed using a quantitative, rules-based model designed to replicate the trend-following and counter-trend exposure of futures markets by allocating assets to liquid futures contracts of certain financial and commodities futures markets. The Index therefore seeks to reflect the performance of strategies and exposures common to a broad universe of futures markets, i.e., managed futures beta.

(3)
Barclay BTOP50 Index is an index of the largest investable CTA programs as measured by assets under management. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

(4)
Brexit is an abbreviation for "British exit," which refers to the June 23, 2016, referendum whereby British citizens voted to exit the European Union. The referendum roiled global markets, including currencies, causing the British pound to fall to its lowest level in decades.

(5)	Basis point is a common unit of measure fir interest rates and other percentages in finance. One basis point is equal to 1/100th of 1% or 0.01%(.0001).

(6)
The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

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Aspen Managed Futures Strategy Fund	Performance Update

October 31, 2016 (Unaudited)

Cumulative Total Return Performance as of October 31, 2016

Aspen Managed Futures Strategy Fund	6 Months	Calendar Year-to-Date	1 Year	3 Year	5 Year	Since Inception*	Expense Ratios
							Total	Net(1)
Aspen Managed Futures Strategy Fund ‐ Class A (NAV)(2)	‐3.28%	‐4.47%	‐3.49%	1.23%	0.19%	‐0.97%	1.61%	1.61%
Aspen Managed Futures Strategy Fund ‐ Class A (MOP)(3)	‐8.57%	‐9.73%	‐8.77%	‐0.65%	‐0.94%	‐2.03%	1.61%	1.61%
Aspen Managed Futures Strategy Fund ‐ Class I	‐3.45%	‐4.73%	‐3.51%	1.52%	0.50%	‐0.66%	1.23%	1.23%
SG CTA Index(4)	‐3.33%	‐1.65%	‐0.40%	5.18%	2.13%	1.14%
Aspen Managed Futures Beta Index(5)	‐2.76%	‐3.35%	‐1.95%	3.30%	2.35%	1.27%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-845-9444.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods greater than 1 year are annualized.

*	Fund Inception date of August 2, 2011.
(1)
Aspen Partners, Ltd. (the “Adviser”) has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2017 except with the approval of the Fund’s Board of Trustees

(2)	Net Asset Value (NAV) is the share price without sales charges.
(3)	Maximum Offering Price (MOP) includes sales charges. Class A returns include effects of the Fund’s maximum sales charge of 5.50%.
(4)
The SG CTA Index (formerly, the Newedge CTA Index) provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The SG CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment. Selection of the pool of qualified CTAs used in construction of the Index will be conducted annually, with re-balancing on January 1st of each year. A committee of industry professionals has been established to monitor the methodology of the index on a regular basis. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in the Index.

(5)
Aspen Managed Futures Beta Index – The Managed Futures Beta Index is constructed using a quantitative, rules-based model designed to replicate the trend-following and counter-trend exposure of futures markets by allocating assets to liquid futures contracts of certain financial and commodities futures markets. The Index therefore seeks to reflect the performance of strategies and exposures common to a broad universe of futures markets, i.e., managed futures beta. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Portfolio Composition as of October 31, 2016
As a percentage of Net Assets^

^	Holdings subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2016	3

Aspen Managed Futures Strategy Fund	Performance Update

October 31, 2016 (Unaudited)

Performance of $10,000 Initial Investment (as of October 31, 2016)
Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

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Aspen Managed Futures Strategy Fund	Consolidated Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b‐1) fees; shareholder servicing fees; and other fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six‐month period of May 1, 2016 through October 31, 2016.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as applicable sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Expense Ratio(a)	Expenses Paid During period 5/1/16 - 10/31/16(b)
Class A
Actual	$1,000.00	$967.20	1.03%	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	1.03%	$5.24
Class I
Actual	$1,000.00	$965.50	1.24%	$6.14
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	1.24%	$6.31

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2016	5

Aspen Managed Futures Strategy Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

	Principal Amount/Shares	Value (Note 2)
GOVERNMENT BONDS (36.20%)
U.S. TREASURY NOTES (36.20%)
0.500%, 11/30/2016	$9,047,000	$9,049,325
0.500%, 01/31/2017	8,010,000	8,014,446
0.500%, 03/31/2017	15,014,000	15,019,855
0.625%, 05/31/2017	10,065,000	10,070,304
0.625%, 07/31/2017	19,823,000	19,822,604
0.625%, 08/31/2017	5,045,000	5,043,522
1.000%, 09/15/2017	5,000,000	5,014,160
0.625%, 09/30/2017	6,050,000	6,046,812
0.750%, 10/31/2017	7,134,000	7,137,481
0.625%, 11/30/2017	5,135,000	5,129,783
TOTAL GOVERNMENT BONDS (Cost $90,305,637)		90,348,292

SHORT TERM INVESTMENTS (53.21%)
MONEY MARKET FUND (3.89%)
Dreyfus Treasury & Agency Cash Management Fund ‐ Institutional Shares, 7‐day yield, 0.207%	9,713,818	9,713,818

U.S. TREASURY BILLS (49.32%)
0.496%, 11/10/2016(a)	10,000,000	9,998,747
0.563%, 12/08/2016(a)	13,350,000	13,344,080
0.565%, 01/05/2017(a)	10,500,000	10,495,096
0.397%, 02/02/2017(a)	10,400,000	10,390,806
0.510%, 03/30/2017(a)	8,500,000	8,486,630
0.570%, 04/27/2017(a)	5,600,000	5,586,510
0.492%, 05/25/2017(a)	10,500,000	10,471,818
0.429%, 06/22/2017(a)	13,350,000	13,307,227
0.402%, 07/20/2017(a)	10,000,000	9,961,480
0.557%, 08/17/2017(a)	14,000,000	13,938,190
0.528%, 09/14/2017(a)	7,800,000	7,759,822
0.631%, 10/12/2017(a)	9,400,000	9,342,989
		123,083,395

TOTAL SHORT TERM INVESTMENTS (Cost $132,796,920)		132,797,213

TOTAL INVESTMENTS (89.41%) (Cost $223,102,557)		$223,145,505

Other Assets In Excess Of Liabilities (10.59%)		26,424,761	(b)

NET ASSETS (100.00%)		$249,570,266

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

See Notes to Consolidated Financial Statements.

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Aspen Managed Futures Strategy Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

FUTURES CONTRACTS
At October 31, 2016, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Equity Contracts
Euro STOXX 50® Index Future	Long	311	12/16/2016	$10,422,952	$13,715
FTSE® 100 Index Future	Long	182	12/16/2016	15,435,603	291,652
Nikkei 225 Index Future	Long	121	12/08/2016	10,539,100	248,471
Foreign Currency Contracts
Canadian Dollar Currency Future	Short	519	12/20/2016	(38,678,475)	336,881
Euro FX Currency Future	Short	401	12/19/2016	(55,072,338)	258,953
Japanese Yen Currency Future	Short	110	12/19/2016	(13,125,063)	48,443
New Zealand Dollar Currency Future	Long	227	12/19/2016	16,194,180	182,217
Swiss Franc Currency Future	Short	129	12/19/2016	(16,321,725)	4,516
Interest Rate Contracts
Canadian 10 Year Bond Future	Short	129	12/19/2016	(13,908,879)	71,375
Euro‐Bund Future	Short	80	12/08/2016	(14,241,773)	77,981
Long Gilt Future	Short	91	12/28/2016	(13,960,878)	83,035
U.S. 10 Year Note Future	Short	110	12/20/2016	(14,258,750)	19,099
				$(126,976,046)	$1,636,338

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Copper Future(a)	Short	57	12/28/2016	$(3,142,125)	$(145,058)
Corn Future(a)	Short	170	12/14/2016	(3,015,375)	(187,618)
Gold 100 Oz. Future(a)	Short	23	12/28/2016	(2,928,130)	(42,654)
New York Harbor ULSD Future(a)	Long	136	11/30/2016	8,590,277	(363,149)
Silver Future(a)	Long	34	12/28/2016	3,025,320	(161,094)
Soybean Future(a)	Long	61	01/13/2017	3,085,838	(28,439)
Sugar No. 11 (World) Future(a)	Long	352	02/28/2017	8,503,757	(819,696)
WTI Crude Future(a)	Long	182	11/21/2016	8,528,520	(689,304)
Equity Contracts
S&P 500® E‐Mini Future	Long	49	12/16/2016	5,194,245	(44,116)
Foreign Currency Contracts
Australian Dollar Currency Future	Long	723	12/19/2016	54,890,160	(174,409)
				$82,732,487	$(2,655,537)

Common Abbreviations:
FTSE - Financial Times and the London Stock Exchange
S&P - Standard and Poor's
ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Consolidated Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2016	7

Aspen Managed Futures Strategy Fund	Consolidated Statement of Assets & Liabilities

October 31, 2016 (Unaudited)

ASSETS:
Investments, at value	$223,145,505
Cash	3,351,619
Deposit with broker for futures contracts (Note 3)	28,948,750
Receivable for shares sold	18,951
Variation margin receivable	44,556
Interest receivable	126,841
Prepaid and other assets	36,108
Total assets	255,672,330

LIABILITIES:
Foreign cash due to broker for futures contracts (Note 3)(Cost $4,931,226)	4,842,728
Payable to advisor	161,054
Variation margin payable	878,756
Payable for shares redeemed	31,300
Payable for administration fees	19,522
Payable for distribution and service fees
Class A	22,993
Payable for transfer agency fees	9,434
Delegated transfer agent equivalent services fees
Class A	2,100
Class I	40,633
Payable for trustee fees and expenses	7,503
Payable for professional fees	18,877
Payable for chief compliance officer fees	3,083
Payable for principal financial officer fees	854
Payable for licensing fees	53,684
Accrued expenses and other liabilities	9,543
Total liabilities	6,102,064
NET ASSETS	$249,570,266

NET ASSETS CONSIST OF:

Paid‐in capital (Note 5)	$272,349,786
Accumulated net investment income	1,192,248
Accumulated net realized loss	(23,084,015)
Net unrealized depreciation	(887,753)
NET ASSETS	$249,570,266

INVESTMENTS, AT COST	$223,102,557

PRICING OF SHARES:
Class A:
Net Asset Value, offering and redemption price per share	$8.54
Net Assets	$7,242,638
Shares of beneficial interest outstanding	848,419
Maximum offering price per share (NAV/0.9450), based on maximum sales charge of 5.50% of the offering price	$9.04

Class I:
Net Asset Value, offering and redemption price per share	$8.67
Net Assets	$242,327,628
Shares of beneficial interest outstanding	27,960,915

See Notes to Consolidated Financial Statements.

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Aspen Managed Futures Strategy Fund	Consolidated Statement of Operations

For the Six Months Ended October 31, 2016 (Unaudited)

INVESTMENT INCOME:
Interest	$608,303
Dividends	9,768
Total investment income	618,071

EXPENSES:
Investment advisory fees (Note 6)	1,000,139
Investment advisory fees ‐ subsidiary (Note 6)	92,487
Administrative fees	109,756
Transfer agency fees	35,834
Delegated transfer agent equivalent services fees
Class A	2,795
Class I	77,595
Professional fees	22,140
Custodian fees	6,273
Trustee fees and expenses	9,684
Principal financial officer fees	2,520
Chief compliance officer fees	17,554
Licensing fees	333,380
Other	26,107
Total expenses before waiver/reimbursement	1,736,264
Waiver of investment advisory fees ‐ subsidiary (Note 6)	(92,487)
Total net expenses	1,643,777
NET INVESTMENT LOSS	(1,025,706)

Net realized gain on investments	1,601
Net realized loss on futures contracts	(2,559,565)
Net realized gain on foreign currency transactions	163,180
Total net realized loss	(2,394,784)
Net change in unrealized depreciation of investments	(51,839)
Net change in unrealized depreciation on futures contracts	(6,139,116)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currency transactions	129,199
Net change in unrealized depreciation	(6,061,756)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(8,456,540)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,482,246)

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2016	9

Aspen Managed Futures Strategy Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
OPERATIONS:
Net investment loss	$(1,025,706)	$(2,786,624)
Net realized loss	(2,394,784)	(22,047,854)
Net change in unrealized appreciation/(depreciation)	(6,061,756)	9,897,802
Net decrease in net assets resulting from operations	(9,482,246)	(14,936,676)

DISTRIBUTIONS TO SHAREHOLDERS (Note 4):
From net investment income
Class A	–	(290,384)
Class I	–	(4,854,577)
From net realized gains on investments
Class A	–	(1,080,184)
Class I	–	(15,329,525)
Net decrease in net assets from distributions	–	(21,554,670)

SHARE TRANSACTIONS (Note 5):
Class A
Proceeds from sales of shares	4,207,015	17,757,620
Distributions reinvested	–	1,314,015
Cost of shares redeemed	(16,345,074)	(20,727,211)
Redemption fees	2,269	5,100
Class I
Proceeds from sales of shares	26,346,180	83,806,547
Distributions reinvested	–	16,756,950
Cost of shares redeemed	(39,438,757)	(44,568,213)
Redemption fees	477	2,041
Net increase/(decrease) from share transactions	(25,227,890)	54,346,849

Net increase/(decrease) in net assets	(34,710,136)	17,855,503

NET ASSETS:
Beginning of period	284,280,402	266,424,899
End of period*	$249,570,266	$284,280,402
*Includes accumulated net investment income of:	$1,192,248	$2,217,954

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	481,951	1,836,531
Distributions reinvested	–	146,490
Redeemed	(1,863,492)	(2,134,823)
Net decrease in shares outstanding	(1,381,541)	(151,802)

Class I
Sold	2,947,888	8,468,843
Distributions reinvested	–	1,837,385
Redeemed	(4,438,176)	(4,699,475)
Net increase/(decrease) in shares outstanding	(1,490,288)	5,606,753

See Notes to Consolidated Financial Statements.

10	www.aspenfuturesfund.com

Aspen Managed Futures Strategy Fund – Class A	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2016 (Unaudited)(a)		For the Year Ended April 30, 2016 (a)		For the Year Ended April 30, 2015 (a)	For the Year Ended April 30, 2014 (a)	For the Year Ended April 30, 2013 (a)	For the Period August 2, 2011 (Inception) to April 30, 2012 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.83		$10.01		$8.97	$9.29	$8.95	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.02)		(0.12)		(0.14)	(0.16)	(0.16)	(0.13)
Net realized and unrealized gain/(loss) on investments	(0.27)		(0.39)		1.39	(0.05)	0.50	(0.92)
Total from investment operations	(0.29)		(0.51)		1.25	(0.21)	0.34	(1.05)
LESS DISTRIBUTIONS:
From net investment income	–		(0.14)		–	–	–	–
Distributions from net realized gain on investments	–		(0.53)		(0.21)	(0.12)	–	–
Total distributions	–		(0.67)		(0.21)	(0.12)	–	–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00	(c)	0.00 (c)	0.01	0.00 (c)	–
INCREASE/(DECREASE) IN NET ASSET VALUE	(0.29)		(1.18)		1.04	(0.32)	0.34	(1.05)
NET ASSET VALUE, END OF PERIOD	$8.54		$8.83		$10.01	$8.97	$9.29	$8.95

TOTAL RETURN(d)	(3.28	%)(e)	(5.20%)		14.00%	(2.15%)	3.80%	(10.50	%)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$7,243		$19,682		$23,850	$12,914	$3,350	$1,254

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.03	%(f)(g)	1.56	%(g)	1.64%	1.83%	1.80%	2.53	%(f)
Operating expenses including fee waivers/reimbursements	1.03	%(f)	1.56%		1.64%	1.83%	1.80%	1.80	%(f)
Net investment loss including fee waivers/reimbursements	(0.56	%)(f)	(1.24%)		(1.50%)	(1.72%)	(1.75%)	(1.79	%)(f)

PORTFOLIO TURNOVER RATE	12	%(e)	58%		38%	90%	0%	0	%(e)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Futures Fund Ltd. (subsidiary), exclusive of the subsidiary's management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.
(g)
The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 6 for additional detail). The ratio inclusive of that fee would be 1.10% and 1.64% for the six months ended October 31, 2016 and the year ended April 30, 2016, respectively.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2016	11

Aspen Managed Futures Strategy Fund – Class I	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2016 (Unaudited)(a)		For the Year Ended April 30, 2016 (a)		For the Year Ended April 30, 2015 (a)	For the Year Ended April 30, 2014 (a)	For the Year Ended April 30, 2013 (a)	For the Period August 2, 2011 (Inception) to April 30, 2012 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.98		$10.17		$9.07	$9.36	$8.98	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.03)		(0.09)		(0.11)	(0.11)	(0.11)	(0.11)
Net realized and unrealized gain/(loss) on investments	(0.28)		(0.40)		1.42	(0.06)	0.49	(0.91)
Total from investment operations	(0.31)		(0.49)		1.31	(0.17)	0.38	(1.02)
LESS DISTRIBUTIONS:
From net investment income	–		(0.17)		–	–	–	–
Distributions from net realized gain on investments	–		(0.53)		(0.21)	(0.12)	–	–
Total distributions	–		(0.70)		(0.21)	(0.12)	–	–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
INCREASE/(DECREASE) IN NET ASSET VALUE	(0.31)		(1.19)		1.10	(0.29)	0.38	(1.02)
NET ASSET VALUE, END OF PERIOD	$8.67		$8.98		$10.17	$9.07	$9.36	$8.98

TOTAL RETURN	(3.45	%)(d)	(4.97%)		14.51%	(1.81%)	4.23%	(10.20	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$242,328		$264,598		$242,575	$167,258	$120,769	$90,450

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.24	%(e)(f)	1.22	%(f)	1.25%	1.30%	1.25%	1.75	%(e)
Operating expenses including fee
waivers/reimbursements	1.24	%(e)	1.22%		1.25%	1.30%	1.25%	1.55	%(e)
Net investment loss including fee
waivers/reimbursements	(0.78	%)(e)	(0.94%)		(1.11%)	(1.20%)	(1.20%)	(1.54	%)(e)

PORTFOLIO TURNOVER RATE	12	%(d)	58%		38%	90%	0%	0	%(d)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Futures Fund Ltd. (subsidiary), exclusive of the subsidiary's management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)
The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 6 for additional detail). The ratio inclusive of that fee would be 1.31% and 1.30% for the six months ended October 31, 2016 and the year ended April 30, 2016, respectively.

See Notes to Consolidated Financial Statements.

12	www.aspenfuturesfund.com

Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

1.  ORGANIZATION

Financial Investors Trust  (the  “Trust”), a  Delaware statutory  trust,  is an open‐end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series.  . This semi‐annual report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Managed Futures Strategy Fund offers Class A and Class I shares.

Basis of Consolidation for the Aspen Futures Fund, Ltd.
Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity‐related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding‐up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of October 31, 2016, net assets of the Fund were $249,570,266, of which $20,524,355 or 8.22%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund and Subsidiary in preparation of the financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open‐end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange‐traded open‐end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in  the security.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over‐the‐counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Semi-Annual Report | October 31, 2016	13

Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Aspen Partners, Ltd. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements:  The Fund discloses the classification of its fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that  are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there  is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of October 31, 2016:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds	$–	$90,348,292	$–	$90,348,292
Short Term Investments
Money Market Fund	9,713,818	–	–	9,713,818
U.S. Treasury Bills	–	123,083,395	–	123,083,395
TOTAL	$9,713,818	$213,431,687	$–	$223,145,505
Other Financial Instruments
Assets:
Futures Contracts
Equity Contracts	$553,838	$–	$–	$553,838
Foreign Currency Contracts	831,010	–	–	831,010
Interest Rate Contracts	251,490	–	–	251,490
Liabilities:
Futures Contracts
Commodity Contracts	(2,437,012)	–	–	(2,437,012)
Equity Contracts	(44,116)	–	–	(44,116)
Foreign Currency Contracts	(174,409)	–	–	(174,409)
TOTAL	$(1,019,199)	$–	$–	$(1,019,199)

The Fund recognizes transfers between levels as of the end of the period. For the six months ended October 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. For the six months ended October 31, 2016, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

14	www.aspenfuturesfund.com

Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex‐dividend date or for certain foreign securities, as soon as information is available to the Fund.  All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign  currency,  less  complete  financial  information  about  companies  and  possible  future  adverse  political  and  economic  developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked‐to‐market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a class of shares of the Fund, including distribution fees (Rule 12b‐1 fees) and shareholder servicing fees, are charged directly to that share class.  All expenses of the Fund, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on distributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gains distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

3.  DERIVATIVE INSTRUMENTS

The Fund uses derivatives (including futures) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause

Semi-Annual Report | October 31, 2016	15

Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

the Fund to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

•	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•
Interest Rate Risk:  When the Fund invests in fixed‐income securities or derivatives, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed‐income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter‐term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•
Foreign Currency Risk:  Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country may interfer with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Fund. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

•
Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short‐term high‐quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary each day, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Fund. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange‐traded. Exchange‐traded futures are  standardized  contracts  and  are  settled  through  a  clearing  house  with  fulfillment  supported  by  the  credit  of  the  exchange.  Therefore, counterparty credit risk to the Fund and the Subsidiary is reduced. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

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Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

Consolidated Balance Sheet – Fair Value of Derivative Instruments as of October 31, 2016

Risk Exposure	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
Futures Contracts	Unrealized appreciation on futures contracts(a)	$1,636,338	Unrealized depreciation on futures contracts (a)	$2,655,537
		$1,636,338		$2,655,537

	Risk Exposure to Fund
	Commodity Contracts	$–		$2,437,012
	Equity Contracts	553,838		44,116
	Foreign Currency Contracts	831,010		174,409
	Interest Rate Contracts	251,490		–
		$1,636,338		$2,655,537

(a)
Represents cumulative appreciation/(depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the current day’s net variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Consolidated Statement of Operations – The effect of Derivative Instruments for the six months ended October 31, 2016:

Derivatives Instruments	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Futures Contracts	Net realized loss on futures contracts/Net change in unrealized depreciation on futures contracts	$(2,559,565)	$(6,139,116)
		$(2,559,565)	$(6,139,116)

	Risk Exposure to Fund
	Commodity Contracts	$824,954	$(3,948,875)
	Equity Contracts	(6,923,613)	1,123,509
	Foreign Currency Contracts	1,523,088	(4,122,371)
	Interest Rate Contracts	2,016,006	808,621
		$(2,559,565)	$(6,139,116)

The average number of net futures contracts held by the fund during the period was 1,962.

4. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments
Aspen Managed Futures Strategy Fund	$223,102,557	$60,337	$(17,389)	$42,948

Tax Basis of Distributions to Shareholders: Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The tax character of distributions paid during the year ending April 30, 2016 were as follows:

	Ordinary Income	Long-Term Capital Gain
Aspen Managed Futures Strategy Fund	$13,114,807	$8,439,863

Semi-Annual Report | October 31, 2016	17

Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2016.

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Fund shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The amount of redemption fees received during the period are presented in the Consolidated Statement of Changes in Net Assets.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement, (the “Advisory Agreement”), the Fund will pay the Adviser an annual management fee of 0.75%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Subsidiary has entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with the Adviser for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for investment advisory services provided to the Fund. The Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board. This agreement may not be terminated or modified prior to this date except with the approval of the Board. For the period ended October 31, 2016, this amount equaled $92,487 and is disclosed in the Consolidated Statement of Operations. These waivers are not subject to reimbursement/recoupment.

The Adviser has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.55% of the Fund’s average daily net assets for each of Class A and Class I Shares. This agreement (the “Expense Agreement”) is in effect from September 1, 2016 through August 31, 2017. The prior Expense Agreement was in effect from April 1, 2013 through August 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed. The Adviser may not discontinue or modify this waiver prior to August 31, 2017 without the approval by the Fund’s Board of Trustees.

Fund Administrator Fees and Expenses
ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund and the Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Consolidated Statement of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Fund for certain out-of-pocket expenses. Transfer agent fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Consolidated Statement of Operations.

Compliance Services
ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Fund. Compliance service fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Consolidated Statement of Operations.

18	www.aspenfuturesfund.com

Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

Principal Financial Officer
ALPS receives an annual fee for providing principal financial officer services to the Fund. Principal financial officer fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Consolidated Statement of Operations.

Distributor
ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

The Fund has adopted a plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares as their funding medium and for related expenses. The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plan permits the Fund to use its Class A assets to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares. The expenses of the plan are reflected as distribution and service fees in the Consolidated Statement of Operations.

The Fund has adopted a shareholder service plan (a “Shareholder Services Plan”) for Class A shares. Under the Shareholder Services Plan the Fund is authorized to compensate certain financial intermediaries, including broker-dealers and Fund affiliates, which may include the Distributor, Adviser and/or the transfer agent (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares attributable to or held in the name of a Participating Organizations for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organizations. Any amount of such payment not paid to the Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund. Shareholder Services Plan fees are included with distribution and service fees on the Consolidated Statement of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Fund. Transactions may be processed through the National Securities Clearing Corporation (“NSCC”) or similar systems or processed on a manual basis. These fees are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Consolidated Statement of Operations as Delegated Transfer Agent Equivalent Services.

Index Licensing Services
The Fund has adopted an Index Licensing Agreement with Quantitative Equity Strategies, LLC (“QES”) and the Adviser, joint owners of the Index, pursuant to which the Fund pays QES a monthly annualized licensing fee of 0.25%, based on the Fund’s average daily net assets for the right to use the Index in connection with the Fund.

7. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities) during the six months ended October 31, 2016 were as follows:

Aspen Managed Futures Strategy Fund
Cost of Investments Purchased	$17,279,475
Proceeds from Investments Sold	$84,383,518

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | October 31, 2016	19

Aspen Managed Futures Strategy Fund	Additional Information

October 31, 2016 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 855-845-9444 and (2) on the SEC’s website at http://www.sec.gov.

20	www.aspenfuturesfund.com

THE DISCIPLINED GROWTH INVESTORS FUND

10.31.2016 | DGIFX | SEMI-ANNUAL REPORT

WWW.DGIFUND.COM

PHONE: 855.344.3863 ▪ FAX: 866.205.1499 ▪ PO BOX 275 ▪ DENVER, CO 80201

Shareholder Letter	1
Performance Update	4
Disclosure of Fund Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	24
Additional Information	30
Disclosure Regarding Approval of Fund Advisory Agreements	31

Disciplined Growth Investors’ goal is to communicate clearly and transparently with our clients and mutual fund shareholders. It is mutually beneficial when our shareholders understand how we invest, what we are currently thinking and forecasting, and the specific investment decisions we have made. Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for these forecasts and have confidence in our investment team’s views, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements as those including words such as “believe”, “expect”, “anticipate”, “forecast”, and similar statement. We cannot assure future performance. These forward-looking statements are made only as-of the date of this report. Following the publication of this report, we will not update any of the forward-looking statements included here.

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.dgifund.com or call 855-344-3863 to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The Disciplined Growth Investors Fund	Shareholder Letter

October 31, 2016 (Unaudited)

As of October 31, 2016, The Disciplined Growth Investors Fund had total assets of $136.7 million.

During the past six months, The DGI Fund experienced appreciation of 5.68%. Equities have returned 7.8% in this period while fixed income securities have returned 1.9%. Since inception, The DGI Fund has returned 11.89% on an annualized basis (5 years, 2 months).

The  recent  appreciation  was  broadly  based:  35  portfolio  equities  increased  in  price  and  17 declined. Broad participation is a reliable sign of a healthy market.

This appreciation occurred in spite of lackluster economic progress, pervasive discomfort with the two leading U.S. presidential candidates, numerous terrorist attacks around the world, social unrest in the United States, and continued wars in the Middle East.

Portfolio Asset Mix
The portfolio currently holds 69.2% stocks and 30.8% bonds and cash. A list of holdings is included as part of this annual report and is available on the Fund’s website at www.dgifund.com.

Portfolio Turnover & Transactions
The DGI Fund’s turnover for the last six months was 5.1%. This is in‐line with the Fund’s historical longer term levels of turnover.

In the last six months, we added one new stock to The DGI Fund, Proto Labs, Inc. (NASDAQ: PRLB). Proto  Labs  is  a  quick‐turn  manufacturer  of  custom  parts  for  prototyping  and  short‐run manufacturing. The company's manufacturing services include CNC (Computer Numerical Control) machining,  injection  molding  and  additive  manufacturing.  Low‐volume  manufacturing  has historically been an underserved and fragmented market due to the inefficiencies inherent in the quotation,  equipment  set‐up  and  non‐recurring  engineering  processes  required  to  produce custom parts. Proto Labs's operating model not only eliminates many of those inefficiencies, it does it at a time when speed, cost and flexibility in product design and development are increasing in competitive importance for its customers. Proto Labs eliminates most of the time‐consuming and expensive labor conventionally required to quote and manufacture parts in low volumes via its proprietary software that was purposefully designed to automatically analyze part geometry, provide  a  final quote  &  generate  the required  tool path  to  manufacture the part.  Rare  are operating models that generate the types of operating profit margins and return on invested capital (ROIC) that Proto Labs has posted, combined with little requirement for incremental capital and labor to accommodate growth. Proto Labs has maintained these margin and return metrics while approximately tripling revenues over the past five years to about $300 million. Its balance sheet is solid as well, with $176 million of cash and marketable securities and no debt.

One  company,  IHS  Inc.,  underwent  a  merger.  It  merged  with  Markit,  becoming  IHS  Markit (NASDAQ:  INFO).  We  did  not  make  any  transactions  in  the  Fund’s  position  in  INFO  around  this merger.

We made no sell decisions over the past six months, though three Fund holdings were acquired by competitors during the period. QLIK Technology was acquired by Thoma Bravo, Tumi Holdings was acquired by Samsonite, and Arm Holdings was acquired by Softbank. All three acquisitions were all‐cash transactions.

Semi-Annual Report | October 31, 2016	1

The Disciplined Growth Investors Fund	Shareholder Letter

October 31, 2016 (Unaudited)

Market & Portfolio Commentary
Sometimes the reasons for a short‐term market move can be easily identified, such as the selloff after the Brexit1 vote. More often we can only guess at the reasons for the move. The appreciation the last six months is one of those times.

The most obvious possibility is that the long‐term investment position of the portfolio is sound. (We spent a lot of time and effort in 2014 and 2015 restructuring the portfolio for the next seven years.)  We  believe  the  portfolio  companies  are  uniformly  good  companies  making  excellent progress towards their goals. Their stocks are priced to yield a return in excess of our 12% hurdle rate2 over the next seven years, according to our research and investment models.

With a favorable backdrop for stocks it has not been uncommon to witness the broad stock market put on a burst of appreciation. Historically, stocks have earned their superior return over bonds in a series of compressed time frames; that is, the excess return from stocks is confined to about 10% of the trading days.

We are also struck by the superior performance of small company stocks. If we were to hazard a guess as to why small stocks have performed so well, we would point to several possible factors. Their strong performance might signal increased odds for corporate tax reform. A cut in the tax rate for corporations would favor the smaller companies, who do not have lobbyists helping to write the tax code and pay higher rates than the large and very large companies. The mid‐sized companies the portfolio holds would benefit more from tax reform than the large companies and less than smaller companies. Second, the level of IPO activity has been sharply reduced for the last decade. This is favorable for the relative performance of small company stocks. Third, with sluggish economic growth, those companies with excellent growth prospects might be favored. Lastly, earlier this year the RUST stocks (real estate investment trusts “Reits”, utilities, consumer staples, and telecomm services) were leaders; many are fully valued or overvalued. Investors may be shifting from dividend payers to growth companies.

Our comments here reflect on market conditions prior to the November 8, 2016 US Presidential Election. We are assessing market implications of the election and will update you in due course.

Sincerely,

Frederick K. Martin, CFA
 Chief Investment Officer
Disciplined Growth Investors, Inc.

2	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Shareholder Letter

October 31, 2016 (Unaudited)

The views of Disciplined Growth Investors, Inc. and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Disciplined Growth Investors, Inc. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)
Brexit is an abbreviation for “British exit,” which refers to the June 23, 2016, referendum whereby British citizens voted to exit the European Union. The referendum roiled global markets, including currencies, causing the British pound to fall to its lowest level in decades.

(2)
Hurdle rate refers to the minimum expected return a potential investment candidate must clear before we will make an investment. In the case of The DGI Fund the hurdle rate for stocks is 12%. This is an annualized rate of expected return over the next seven years. Existing holdings may show an expected return figure above or below the hurdle rate over the course of our long term ownership.

Semi-Annual Report | October 31, 2016	3

The Disciplined Growth Investors Fund	Performance Update

October 31, 2016 (Unaudited)

Cumulative Total Return Performance (for the period ended October 31, 2016)

	6 month	YTD	1 Year	3 Year	5 Year	Since Inception*
The Disciplined Growth Investors Fund	5.68%	9.07%	7.16%	7.14%	10.54%	11.89%
S&P 500® Total Return Index(1)	4.06%	5.87%	4.51%	8.84%	13.57%	14.39%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1.855.DGI.FUND.

The table does not reflect the deductions of taxes a shareholder would pay on Fund distributions or redemptions of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods greater than 1 year are annualized.

*	Fund Inception date of August 12, 2011.

(1)
The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

4	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Performance Update

October 31, 2016 (Unaudited)

Growth of $10,000 Investment in the Fund (for the period ended October 31, 2016)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Industry Sector Allocation
(as a % of Net Assets)*

Health Care	9.51%
Consumer Discretionary	17.37%
Technology	27.66%
Producer Durables	7.91%
Financial Services	3.18%
Energy	2.92%
Consumer, Non-cyclical	0.57%
Industrials	0.11%
Asset/Mortgage Backed Securities	0.04%
Corporate Bond	21.14%
Foreign Government Bonds	0.30%
Short Term & Other Net Assets	9.22%

Top Ten Holdings
(as a % of Net Assets)*

Edwards Lifesciences Corp.	4.28%
TJX Cos., Inc.	3.67%
Intuit, Inc.	3.49%
Middleby Corp.	3.23%
Open Text Corp.	3.02%
Autodesk, Inc.	2.50%
Plexus Corp.	2.41%
Akamai Technologies, Inc.	2.27%
L Brands, Inc.	2.22%
Plantronics, Inc.	2.18%
Top Ten Holdings

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2016	5

The Disciplined Growth Investors Fund	Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads)  on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2016 through October 31, 2016.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expense Ratio(a)	Expenses Paid During period 5/1/2016 - 10/31/2016(b)
Actual	$1,000.00	$1,056.80	0.78%	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$3.97

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

6	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (69.23%)
CONSUMER DISCRETIONARY (17.37%)
Auto & Auto Parts (1.48%)
Gentex Corp.	119,325	$2,017,786

Consumer Products (4.45%)
Ethan Allen Interiors, Inc.	55,894	1,715,946
Garmin Ltd.	40,975	1,981,551
Ralph Lauren Corp.	10,956	1,074,783
Select Comfort Corp.(a)	68,336	1,311,368
		6,083,648

Leisure (3.10%)
Cheesecake Factory, Inc.	17,887	951,410
Royal Caribbean Cruises Ltd.	31,338	2,408,952
TripAdvisor, Inc.(a)	13,600	876,928
		4,237,290

Retail (8.34%)
Cabela's, Inc.(a)	40,850	2,516,769
L Brands, Inc.	42,022	3,033,568
TJX Cos., Inc.	67,975	5,013,156
Urban Outfitters, Inc.(a)	24,925	833,741
		11,397,234

TOTAL CONSUMER DISCRETIONARY		23,735,958

CONSUMER, NON-CYCLICAL (0.57%)
Commercial Services (0.57%)
IHS Markit Ltd.(a)	21,025	773,510

TOTAL CONSUMER, NON-CYCLICAL		773,510

ENERGY (2.92%)
Crude Producers (0.95%)
Southwestern Energy Co.(a)	124,950	1,298,231

Oil & Gas Services (0.65%)
Core Laboratories NV	9,200	892,124

Semi-Annual Report | October 31, 2016	7

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
ENERGY (continued)
Oil, Gas & Consumable Fuels (1.32%)
Ultra Petroleum Corp.(a)	281,388	$1,798,069

TOTAL ENERGY		3,988,424

FINANCIAL SERVICES (3.18%)
Banks (0.52%)
TCF Financial Corp.	49,975	714,643

Consumer Finance & Credit Services (1.93%)
FactSet Research Systems, Inc.	17,031	2,635,036

Investment Banking & Brokerage (0.73%)
E*Trade Financial Corp.(a)	35,628	1,003,284

TOTAL FINANCIAL SERVICES		4,352,963

HEALTH CARE (9.51%)
Biotechnology (0.48%)
Myriad Genetics, Inc.(a)	33,100	652,401

Medical Equipment & Services (7.68%)
Edwards Lifesciences Corp.(a)	61,500	5,856,030
Intuitive Surgical, Inc.(a)	4,049	2,721,252
Varian Medical Systems, Inc.(a)	21,188	1,922,387
		10,499,669

Medical Specialties (1.35%)
Align Technology, Inc.(a)	21,525	1,849,428

TOTAL HEALTH CARE		13,001,498

INDUSTRIALS (0.11%)
Industrial Goods & Services (0.11%)
Proto Labs, Inc.(a)	3,400	151,980

TOTAL INDUSTRIALS		151,980

PRODUCER DURABLES (7.91%)
Machinery (3.23%)
Middleby Corp.(a)	39,341	4,410,520

8	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
PRODUCER DURABLES (continued)
Machinery-Diversified (0.64%)
Graco, Inc.	11,600	$868,840

Professional Services (0.80%)
CEB, Inc.	22,550	1,097,057

Software (0.63%)
Paychex, Inc.	15,600	861,120

Transportation & Freight (2.61%)
JetBlue Airways Corp.(a)	96,625	1,689,005
Landstar System, Inc.	26,462	1,882,771
		3,571,776

TOTAL PRODUCER DURABLES		10,809,313

TECHNOLOGY (27.66%)
Computer Technology (0.87%)
Super Micro Computer, Inc.(a)	50,225	1,190,332

Electronics (6.51%)
Microchip Technology, Inc.	24,400	1,477,420
Open Text Corp.	66,487	4,127,513
Plexus Corp.(a)	71,988	3,297,770
		8,902,703

Information Technology (12.27%)
Akamai Technologies, Inc.(a)	44,700	3,105,309
Autodesk, Inc.(a)	47,350	3,422,458
Dolby Laboratories, Inc. - Class A	20,175	960,128
Intuit, Inc.	43,875	4,770,968
Seagate Technology PLC	61,265	2,102,002
Yahoo!, Inc.(a)	58,025	2,410,939
		16,771,804

Semiconductors (1.99%)
Power Integrations, Inc.	30,175	1,944,779
Synaptics, Inc.(a)	14,975	780,497
		2,725,276

Semi-Annual Report | October 31, 2016	9

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
TECHNOLOGY (continued)
Software (1.98%)
Cognex Corp.	26,625	$1,373,850
Medidata Solutions, Inc.(a)	3,050	146,369
RealPage, Inc.(a)	43,400	1,180,480
		2,700,699

Telecommunications (4.04%)
Plantronics, Inc.	57,588	2,977,876
Ubiquiti Networks, Inc.(a)	33,475	1,755,094
ViaSat, Inc.(a)	11,183	790,191
		5,523,161

TOTAL TECHNOLOGY		37,813,975

TOTAL COMMON STOCKS (Cost $66,514,925)		94,627,621

	Principal Amount	Value (Note 2)
ASSET/MORTGAGE BACKED SECURITIES (0.04%)
Government National Mortgage Association, Series 2005-93
5.500% 12/20/2034	$51,071	51,785

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $53,993)		51,785

CORPORATE BONDS (21.13%)
BASIC MATERIALS (0.31%)
Iron/Steel (0.31%)
Nucor Corp.
5.750% 12/01/2017	406,000	423,850

TOTAL BASIC MATERIALS		423,850

COMMUNICATIONS (2.25%)
Media (1.53%)
21st Century Fox America, Inc.
6.900% 03/01/2019	372,000	415,728
Comcast Cable Communications Holdings, Inc.
9.455% 11/15/2022	307,000	428,641

10	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
Media (continued)
Comcast Corp.
5.150% 03/01/2020	$715,000	$795,804
Viacom, Inc.
3.125% 06/15/2022	445,000	452,267
		2,092,440
Telecommunications (0.72%)
AT&T, Inc.
4.450% 04/01/2024	502,000	543,772
AT&T, Inc.
5.500% 02/01/2018	7,000	7,331
Verizon Communications, Inc.
5.150% 09/15/2023	380,000	434,630
		985,733

TOTAL COMMUNICATIONS		3,078,173

CONSUMER, CYCLICAL (1.70%)
Airlines (0.42%)
Southwest Airlines Co.
2.650% 11/05/2020	557,000	570,274

Retail (1.28%)
Advance Auto Parts, Inc.
5.750% 05/01/2020	388,000	425,789
CVS Health Corp.
5.000% 12/01/2024	450,000	514,468
McDonald's Corp.
6.300% 03/01/2038	292,000	377,816
Wal-Mart Stores, Inc.
6.200% 04/15/2038	316,000	439,167
		1,757,240

TOTAL CONSUMER, CYCLICAL		2,327,514

CONSUMER, NON-CYCLICAL (1.63%)
Beverages (0.66%)
Anheuser-Busch InBev Worldwide, Inc.
2.500% 07/15/2022	443,000	448,577
Pepsi Bottling Group, Inc., Series B
7.000% 03/01/2029	318,000	454,708
		903,285

Semi-Annual Report | October 31, 2016	11

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
Commercial Services (0.32%)
Total System Services, Inc.
2.375% 06/01/2018	$431,000	$433,973

Healthcare-Services (0.31%)
UnitedHealth Group, Inc.
3.350% 07/15/2022	406,000	432,341

Pharmaceuticals (0.34%)
Johnson & Johnson
5.850% 07/15/2038	330,000	462,569

TOTAL CONSUMER, NON-CYCLICAL		2,232,168

ENERGY (2.46%)
Oil & Gas (0.53%)
Conoco Funding Co.
7.250% 10/15/2031	311,000	403,922
Noble Energy, Inc.
8.250% 03/01/2019	289,000	329,069
		732,991
Pipelines (1.93%)
Energy Transfer Partners LP
9.700% 03/15/2019	374,000	433,369
Enterprise Products Operating LLC
5.200% 09/01/2020	408,000	455,030
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
4.500% 07/15/2023	448,000	461,642
MPLX LP
4.000% 02/15/2025	455,000	450,736
ONEOK Partners LP
3.200% 09/15/2018	440,000	452,026
TransCanada PipeLines Ltd.
7.250% 08/15/2038	269,000	381,388
		2,634,191

TOTAL ENERGY		3,367,182

12	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
FINANCIAL (3.53%)
Banks (1.64%)
Bank of America Corp.
5.625% 07/01/2020	$379,000	$424,590
JPMorgan Chase & Co.
4.400% 07/22/2020	394,000	426,041
Royal Bank of Scotland Group PLC, Series 1
9.118% Perpetual Maturity (b)	3,000	3,042
US Bancorp
2.950% 07/15/2022	411,000	426,523
Wachovia Corp.
5.750% 06/15/2017	500,000	513,667
Wells Fargo & Co.
2.100% 07/26/2021	450,000	448,093
		2,241,956
Diversified Financial Services (0.97%)
American Express Co.
7.000% 03/19/2018	414,000	445,235
General Electric Capital Corp.
5.875% 01/14/2038	331,000	434,948
National Rural Utilities Cooperative Finance Corp.
10.375% 11/01/2018	381,000	447,345
		1,327,528
Insurance (0.63%)
American International Group, Inc.
4.875% 06/01/2022	390,000	436,151
MetLife, Inc., Series A
6.817% 08/15/2018	383,000	418,316
		854,467
Real Estate Investment Trusts (0.29%)
Welltower, Inc.
2.250% 03/15/2018	391,000	394,577

TOTAL FINANCIAL		4,818,528

GOVERNMENT (0.29%)
Multi-National (0.29%)
Corporacion Andina de Fomento
8.125% 06/04/2019	343,000	397,348

Semi-Annual Report | October 31, 2016	13

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
Multi-National (continued)
Corporacion Andina de Fomento
5.750% 01/12/2017	$1,000	$1,010
		398,358

TOTAL GOVERNMENT		398,358

INDUSTRIAL (3.07%)
Aerospace/Defense (0.61%)
Lockheed Martin Corp.
4.250% 11/15/2019	367,000	396,208
Rockwell Collins, Inc.
3.700% 12/15/2023	408,000	432,684
		828,892
Electrical Components & Equipment (0.28%)
Emerson Electric Co.
5.000% 04/15/2019	356,000	385,586

Electronics (0.31%)
Corning, Inc.
6.625% 05/15/2019	377,000	420,121

Engineering & Construction (0.32%)
Fluor Corp.
3.375% 09/15/2021	416,000	441,222

Environmental Control (0.30%)
Republic Services, Inc.
5.500% 09/15/2019	376,000	416,194

Miscellaneous Manufacturing (0.32%)
Tyco Electronics Group SA
3.500% 02/03/2022	409,000	433,063

Transportation (0.93%)
Burlington North SF LLC
4.700% 10/01/2019	390,000	426,719
CSX Corp.
7.375% 02/01/2019	367,000	413,498

14	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
Transportation (continued)
United Parcel Service, Inc.
6.200% 01/15/2038	$311,000	$432,303
		1,272,520

TOTAL INDUSTRIAL		4,197,598

UTILITIES (5.89%)
Electric (5.32%)
Ameren Illinois Co.
9.750% 11/15/2018	370,000	430,350
Arizona Public Service Co.
8.750% 03/01/2019	370,000	430,371
CMS Energy Corp.
5.050% 03/15/2022	367,000	415,614
Commonwealth Edison Co.
4.000% 08/01/2020	353,000	379,994
Consolidated Edison Co. of New York, Inc.
7.125% 12/01/2018	331,000	369,406
Edison International
3.750% 09/15/2017	413,000	421,502
Interstate Power & Light Co.
3.650% 09/01/2020	370,000	390,992
ITC Holdings Corp.
4.050% 07/01/2023	413,000	439,470
Jersey Central Power & Light Co.
7.350% 02/01/2019	469,000	521,659
Nevada Power Co.
7.125% 03/15/2019	316,000	357,023
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	351,000	442,874
PacifiCorp
5.650% 07/15/2018	17,000	18,241
PPL Capital Funding, Inc.
3.500% 12/01/2022	549,000	579,284
PSEG Power LLC
5.125% 04/15/2020	387,000	421,576
Puget Energy, Inc.
5.625% 07/15/2022	362,000	413,404
Southern Power Co., Series 15B
2.375% 06/01/2020	445,000	450,777
TECO Finance, Inc.
6.572% 11/01/2017	338,000	354,330

Semi-Annual Report | October 31, 2016	15

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Principal Amount	Value (Note 2)
Electric (continued)
Wisconsin Electric Power Co.
2.950% 09/15/2021	$408,000	$428,226
		7,265,093
Gas (0.57%)
CenterPoint Energy Resources Corp.
4.500% 01/15/2021	305,000	327,281
Sempra Energy
2.875% 10/01/2022	440,000	452,015
		779,296

TOTAL UTILITIES		8,044,389

TOTAL CORPORATE BONDS (Cost $28,289,046)		28,887,760

FOREIGN GOVERNMENT BONDS (0.30%)
Province of Quebec Canada, Series NN
7.125% 02/09/2024	320,000	415,071

TOTAL FOREIGN GOVERNMENT BONDS (Cost $406,283)		415,071

GOVERNMENT & AGENCY OBLIGATIONS (0.07%)
U.S. Treasury Bonds
6.500% 11/15/2026	62,000	88,625

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $88,037)		88,625

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (9.13%)
MONEY MARKET FUND (1.49%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.27	%(c)	2,030,440	2,030,440

16	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (continued)
U.S. TREASURY BILLS (7.64%)
U.S. Treasury Bill, 07/20/2017	0.48	%(d)	3,000,000	$2,988,444
U.S. Treasury Bill, 09/14/2017	0.57	%(d)	7,494,000	7,455,399
				10,443,843

TOTAL SHORT TERM INVESTMENTS (Cost $12,476,110)				12,474,283

TOTAL INVESTMENTS (99.90%) (Cost $107,828,394)				$136,545,145

Other Assets In Excess Of Liabilities (0.10%)				138,480

NET ASSETS (100.00%)				$136,683,625

(a)	Non-Income Producing Security.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Represents the 7-day yield.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	17

The Disciplined Growth Investors Fund	Statement of Assets and Liabilities

October 31, 2016 (Unaudited)

ASSETS
Investments, at value	$136,545,145
Dividends and interest receivable	381,324
Total assets	136,926,469

LIABILITIES
Payable for investments purchased	151,167
Payable to adviser	91,677
Total liabilities	242,844
NET ASSETS	$136,683,625

NET ASSETS CONSIST OF
Paid‐in capital (Note 5)	$107,496,145
Accumulated net investment income	52,713
Accumulated net realized gain	418,016
Net unrealized appreciation	28,716,751
NET ASSETS	$136,683,625

INVESTMENTS, AT COST	$107,828,394

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$16.82
Shares of beneficial interest outstanding	8,126,395

See Notes to Financial Statements.

18	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Statement of Operations

For the Six Months Ended October 31, 2016 (Unaudited)
INVESTMENT INCOME
Dividends	$476,997
Foreign taxes withheld	(6,536)
Interest	416,283
Total investment income	886,744

EXPENSES
Investment advisory fees (Note 6)	513,027
Total expenses	513,027
NET INVESTMENT INCOME	373,717

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,469,575
Net change in unrealized appreciation on investments	5,195,535
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,665,110
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,038,827

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	19

The Disciplined Growth Investors Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
OPERATIONS
Net investment income	$373,717	$671,062
Net realized gain/(loss)	1,469,575	(1,044,969)
Net change in unrealized appreciation/(depreciation)	5,195,535	(1,940,103)
Net increase/(decrease) in net assets resulting from operations	7,038,827	(2,314,010)

DISTRIBUTIONS (Note 3)
From net investment income	(352,623)	(709,053)
From net realized gains on investments	–	(2,457,710)
Net decrease in net assets from distributions	(352,623)	(3,166,763)

CAPITAL SHARE TRANSACTIONS (Note 5)
Proceeds from sales of shares	22,910,438	22,263,652
Issued to shareholders in reinvestment of distributions	349,771	3,149,642
Cost of shares redeemed, net of redemption fees	(13,119,671)	(13,417,959)
Net increase from capital share transactions	10,140,538	11,995,335

Net increase in net assets	16,826,742	6,514,562

NET ASSETS
Beginning of period	119,856,883	113,342,321
End of period*	$136,683,625	$119,856,883

*Including accumulated net investment income of:	$52,713	$31,619

OTHER INFORMATION
Share Transactions
Issued	1,365,247	1,367,464
Issued to shareholders in reinvestment of distributions	21,220	202,387
Redeemed	(770,301)	(825,064)
Net increase in share transactions	616,166	744,787

See Notes to Financial Statements.

20	1-855-DGI-FUND (344-3863) | www.DGIfund.com

Intentionally Left Blank

The Disciplined Growth Investors Fund

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME FROM OPERATIONS
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

DISTRIBUTIONS
From net investment income
From net realized gain on investments
Total distributions

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL
INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000’s)

RATIOS TO AVERAGE NET ASSETS
Expenses
Net investment income

PORTFOLIO TURNOVER RATE

(a)	Per share numbers have been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.

22	1-855-DGI-FUND (344-3863) | www.DGIfund.com

Financial Highlights

For a share outstanding during the periods presented

For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Period August 12, 2011 (Inception) to April 30, 2012
$15.96		$16.75	$15.02	$13.17	$12.13	$10.00

0.05		0.09	0.10	0.07	0.11	0.05
0.86		(0.44)	1.83	1.90	1.09	2.11
0.91		(0.35)	1.93	1.97	1.20	2.16

(0.05)		(0.10)	(0.09)	(0.07)	(0.11)	(0.03)
–		(0.34)	(0.11)	(0.05)	(0.05)	–
(0.05)		(0.44)	(0.20)	(0.12)	(0.16)	(0.03)

–		–	–	–	–	–
0.86		(0.79)	1.73	1.85	1.04	2.13
$16.82		$15.96	$16.75	$15.02	$13.17	$12.13

5.68	%(b)	(2.05%)	12.87%	15.02%	9.93%	21.65	%(b)

$136,684		$119,857	$113,342	$86,741	$66,967	$35,678

0.78	%(c)	0.78%	0.78%	0.78%	0.78%	0.77	%(c)
0.57	%(c)	0.59%	0.61%	0.47%	0.90%	0.60	%(c)

5	%(b)	13%	14%	10%	10%	6	%(b)

Semi-Annual Report | October 31, 2016	23

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open‐end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi‐annual report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long‐term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open‐end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange‐traded open‐end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed‐income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage‐related and asset‐backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are

24	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2016 (Unaudited)

typically traded internationally in the over‐the‐counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | October 31, 2016	25

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2016 (Unaudited)

The following is a summary of each input used to value the Fund as of October 31, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$94,627,621	$–	$–	$94,627,621
Asset/Mortgage Backed Securities	–	51,785	–	51,785
Corporate Bonds	–	28,887,760	–	28,887,760
Foreign Government Bonds	–	415,071	–	415,071
Government & Agency Obligations	–	88,625	–	88,625
Short Term Investments
Money Market Fund	2,030,440	–	–	2,030,440
U.S. Treasury Bills	–	10,443,843	–	10,443,843
TOTAL	$96,658,061	$39,887,084	$–	$136,545,145

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended October 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. For the six months ended October 31, 2016, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex‐dividend date or for certain foreign securities, as soon as information is available to the Fund.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Expenses that are specific to the Fund are charged directly to the Fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The

26	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2016 (Unaudited)

Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends, if any, quarterly and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Disciplined Growth Investors Fund
Gross appreciation
(excess of value over tax cost)	$32,549,205
Gross depreciation
(excess of tax cost over value)	(3,832,508)
Net unrealized appreciation	$28,716,697
Cost of investments for income tax purposes	$107,828,450

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of distributions paid during the year ended April 30, 2016, were as follows:

	Ordinary Income	Long-Term Capital Gain
The Disciplined Growth Investors Fund	$921,941	$2,244,822

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end. Accordingly, tax basis balances have not been determined as of October 31, 2016.

Semi-Annual Report | October 31, 2016	27

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2016 (Unaudited)

4. SECURITIES TRANSACTIONS

During the six months ended October 31, 2016, equity holdings, asset/mortgage backed securities, fixed income securities and U.S. Treasury Bonds were transferred in‐kind. The intent of the transfers was to save on equity transaction costs both for the new shareholders at the institution they transferred from and for the Fund on the addition of assets. The assets of two separate accounts were transferred‐in‐kind into the Fund in the amount of $10,176,253.

The cost of purchases and proceeds from sales of securities (excluding short‐term securities, transfers‐in‐kind, and U.S. Government Obligations) during the six months ended October 31, 2016, were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
The Disciplined Growth Investors Fund	$6,215,333	$10,495,438

Investment transactions in U.S. Government Obligations (excluding transfers‐in‐kind) during the six months ended October 31, 2016 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
The Disciplined Growth Investors Fund	$–	$6,019,826

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares or make contributions to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre‐emptive rights.

Prior to September 1, 2015, shares redeemed within 90 days of purchase may have incurred a 2% short‐term redemption fee deducted from the redemption amount. Effective September 1, 2015, the Fund no longer imposes redemption fees. For the year ended April 30, 2016, the Fund did not receive any redemption fees.

6. MANAGEMENT AND RELATED‐PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.78% of the Fund’s average daily net assets. The management fee is paid on a monthly basis.

28	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2016 (Unaudited)

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, bookkeeping and pricing services, legal, audit and other services, except for interest expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Also included are Trustee fees which were $1,570 for the six months ended October 31, 2016.

Fund Administrator Fees and Expenses
ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assists in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed for certain out‐of‐pocket expenses. The administrative fee and out‐of‐pocket expenses are included in the unitary management fee paid to the Adviser.

Transfer Agent
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed for certain out‐of‐pocket expenses. The fee and out‐of‐pocket expenses are included in the unitary management fee paid to the Adviser.

Compliance Services
ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a‐1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out‐of‐pocket expenses. The fee and out‐of‐pocket expenses are included in the unitary management fee paid to the Adviser.

Principal Financial Officer
ALPS receives an annual fee for providing principal financial officer services to the Fund. The fee is included in the unitary management fee paid to the Adviser.

Distributor
ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker‐dealer with the Securities and Exchange Commission.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | October 31, 2016	29

The Disciplined Growth Investors Fund	Additional Information

October 31, 2016 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll‐free) 855‐DGI‐Fund and (2) on the SEC’s website at http://www.sec.gov.

30	1-855-DGI-FUND (344-3863) | www.DGIfund.com

Disclosure Regarding Approval of
The Disciplined Growth Investors Fund	Fund Advisory Agreements

October 31, 2016 (Unaudited)

On June 7‐8, 2016, the Trustees met in person to discuss, among other things, the approval of the investment advisory agreement between Financial Investors Trust (the “Trust”) and Disciplined Growth Investors, Inc. (the “Adviser”) (the “Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. In renewing and approving the Investment Advisory Agreement with the Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the Disciplined Growth Investors Fund (the “Fund”):

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee paid by the Trust, on behalf of the Fund, to the Adviser of 0.78% of the Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by the Adviser to the Fund. The Board received and considered information including a comparison of the Fund’s contractual and actual advisory fees and overall expenses with those funds in the peer groups and universes of funds provided by an independent provider of investment company data and by the Adviser (collectively, the “Data Provider”). The Trustees noted that the contractual advisory fee rates for the Fund were below the Data Provider peer group average and median contractual advisory fee rates.

Total Expense Ratio: The Trustees noted that the total expense ratio (after waivers) of 0.78% for the Fund was below the Data Provider’s peer group average and median total expense ratios (after waivers).

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Fund under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by the Adviser in its presentation, including its Form ADV.

The Trustees reviewed and considered the Adviser’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by the Adviser and its affiliated entities. The Trustees also reviewed the research and decision‐making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Fund.

The Trustees considered the background and experience of the Adviser’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day‐to‐day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, the Adviser’s insider trading policies and procedures and its Code of Ethics.

Performance: The Trustees reviewed performance information for the Fund for the three‐month, one‐year and three‐year periods ended March 31, 2016. That review included a comparison of the Fund’s performance to the performance of a group of comparable funds selected by the Data Provider. The Trustees noted the performance of the Fund was above its Data Provider peer group average and median performance for the three‐month and three‐year periods ended March 31, 2016. The Trustees noted the performance of the Fund was above its Data Provider peer group

Semi-Annual Report | October 31, 2016	31

Disclosure Regarding Approval of
The Disciplined Growth Investors Fund	Fund Advisory Agreements

October 31, 2016 (Unaudited)

average but below its Data Provider peer group median for the one‐year period ended March 31, 2016. The Trustees also considered the Adviser’s discussion of the Fund’s underlying portfolio diversification categories, its top contributors and top detractors, as well as the Adviser’s performance and reputation generally and its investment techniques, risk management controls and decision‐making processes.

Comparable Accounts: The Trustees noted certain information provided by the Adviser regarding fees charged to its other clients utilizing a strategy similar to that employed by the Fund.

Profitability: The Trustees received and considered a retrospective and projected profitability analysis prepared by the Adviser based on the fees payable under the Investment Advisory Agreement with respect to the Fund. The Trustees considered the profits, if any, anticipated to be realized by the Adviser in connection with the operation of the Fund. The Board then reviewed the Adviser’s audited calendar year 2014 and 2015 financial statements in order to analyze the financial condition and stability and profitability of the Adviser.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by the Adviser from its relationship with the Fund, including whether soft dollar arrangements were used.

In renewing the Adviser as the Fund’s investment adviser and renewing the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

●	the Fund’s contractual advisory fee rate was below its Data Provider peer group average and median contractual advisory fee rates;
●	the Fund’s total expense ratio (after waivers) was below its Data Provider peer group average and median total expense ratios (after waivers);
●	the nature, extent and quality of services rendered by the Adviser under the Investment Advisory Agreement with respect to the Fund were adequate;
●
the performance of the Fund was above its Data Provider peer group average and median performance for the three‐month and three‐year periods ended March 31, 2016 and above its Data Provider peer group average, but below its Data Provider peer group median for the one‐year period ended March 31, 2016;

●
bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to the Adviser’s other clients employing a comparable strategy to the Fund was not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Fund;

32	1-855-DGI-FUND (344-3863) | www.DGIfund.com

Disclosure Regarding Approval of
The Disciplined Growth Investors Fund	Fund Advisory Agreements

October 31, 2016 (Unaudited)

●	the profit realized by the Adviser in connection with the operation of the Fund is not unreasonable to the Fund; and
●	there were no material economies of scale or other incidental benefits accruing to the Adviser in connection with its relationship with the Fund.

During the review process, the Trustees noted certain instances where clarification or follow‐up was appropriate and others where the Trustees determined that further clarification or follow‐up was not necessary. In those instances where clarification or follow‐up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Investment Advisory Agreement with the Adviser.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that the Adviser’s compensation for investment advisory services is consistent with the best interests of the Fund and its shareholders.

Semi-Annual Report | October 31, 2016	33

EMERALD
MUTUAL FUNDS

DRIVEN BY RESEARCH

Emerald Growth Fund
Class A: HSPGX | Class C: HSPCX
Institutional Class: FGROX | Investor Class: FFGRX

Emerald Small Cap Value Fund
Class A: ELASX | Class C: ELCSX
Institutional Class: LSRYX | Investor Class: LSRIX

Emerald Insights Fund
Class A: EFCAX | Class C: EFCCX
Institutional Class: EFCIX | Investor Class: EFCNX

Emerald Banking and Finance Fund
Class A: HSSAX | Class C: HSSCX
Institutional Class: HSSIX | Investor Class: FFBFX

SEMI-ANNUAL REPORT

OCTOBER 31, 2016

Manager Commentary
Emerald Growth Fund	1
Emerald Small Cap Value Fund	6
Emerald Insights Fund	12
Emerald Banking and Finance Fund	16
Disclosure of Fund Expenses	22
Schedule of Investments
Emerald Growth Fund	25
Emerald Small Cap Value Fund	27
Emerald Insights Fund	28
Emerald Banking and Finance Fund	30
Statements of Assets and Liabilities	32
Statements of Operations	33
Statements of Changes of Net Assets
Emerald Growth Fund	34
Emerald Small Cap Value Fund	36
Emerald Insights Fund	38
Emerald Banking and Finance Fund	39
Financial Highlights
Emerald Growth Fund	40
Emerald Small Cap Value Fund	44
Emerald Insights Fund	48
Emerald Banking and Finance Fund	52
Notes to Financial Statements	56
Additional Information	64

Emerald Growth Fund	Manager Commentary

October 31, 2016 (Unaudited)

October 31, 2016

Dear Shareholders:

Investment Results
The performance of the Emerald Growth Fund’s Class A shares (without sales load), for the six months ended October 31, 2016, advanced by 5.82% outperforming the Russell 2000® Growth Index(1) which appreciated by 4.71%.

Slowing global and domestic recession fears receded over the last six months as the market and Federal Reserve appear to be coalescing around lower for longer economic growth and a shallower trajectory of interest rate increases. There have been numerous periods of moderating quarter to quarter growth throughout the post‐recession economic recovery that revived recessionary concerns. In each instance these episodes of slow growth have been followed by a reacceleration in U.S. domestic growth from slow growth to moderate growth. The most recent episode of rising concern and slowing economic growth at the end of 2015 and into early 2016 has been met yet again with a return to moderate growth.

This backdrop proved favorable for small capitalization stocks, as measured by the Russell 2000® Growth Index, which gained 4.71% for the six month period, outpacing the larger capitalization peers, as the measured by the Russell 1000® Growth Index(2), which gained 3.70%.

Investment Analysis
On a relative basis, the Fund outpaced the benchmark for the trailing period as the positive contribution to return achieved in the healthcare, consumer discretionary and utilities sectors offset relative underperformance within financial services, producer durables and materials sectors.

The healthcare sector was the largest source of relative outperformance for the trailing period driven by a combination of stock selection and relative positioning within the services, biotech, and pharmaceuticals industries. Performance within the consumer discretionary and utilities sectors also contributed positively to relative performance as a result of the relative outperformance of holdings within the specialty retail, hotel, education and telecommunications services industries.

Relative outperformance in the aforementioned was partially offset by relative underperformance within the financial services, producer durables and materials sectors. Performance within the financial services sector was the largest detractor to return for the period, largely as a result of the Fund’s relative overweight and stock selection within the banking industry. Performance within the producer durables and materials sectors also detracted from relative performance as a result of the Fund’s relative underweight position to both sectors and stock selection within the back office support industry.

Exiting October 2016, the Fund’s largest active exposures were to the consumer discretionary, technology, utilities and financial services sectors. Thoughts on those sectors and other areas of notable opportunity/ portfolio exposure are highlighted below:

The Fund ended October with the largest relative overweight position to the consumer discretionary sector. The overweight is comprised of a diverse subset of companies across the industries, with the largest exposures within the specialty retail, restaurant, apparel, hotel, funeral, leisure time and broadcast industries. Emerald Mutual Fund Advisers Trust (or “Emerald”), the Fund’s investment adviser, believes that each of these companies is positioned to benefit from company specific initiatives and opportunities.

The technology sector also remains a key overweight position relative to the benchmark. The Fund’s portfolio has exposure to emerging trends in optical network infrastructure as significant technology transitions are underway to support increased bandwidth across multiple networks: within and between datacenters, and; within core and metro telecommunications networks, cable operators, and submarine.  The next few years represent the first time in over a decade that these disparate networks are all undergoing shifts in technology and network architecture, which should bode well for optical suppliers, equipment manufacturers, and electronic component suppliers across the supply chain.  The portfolio also remains  exposed  to  software  companies  benefitting  from  strong  secular  growth  in  areas  such  as  cybersecurity  and  digital  marketing.   More importantly, we believe both the software and semiconductor industries will continue to benefit from consolidation as both larger vendors and private equity groups continue their activity in the technology industry. Emerald continues to be optimistic regarding the growth prospects for the holdings in the portfolio.

Semi-Annual Report | October 31, 2016	1

Emerald Growth Fund	Manager Commentary

October 31, 2016 (Unaudited)

The Fund’s portfolio also maintained an overweight position to the utilities sector. Emerald continues to  believe that adoption of unified communications among mid‐market and enterprise customers is in the very early stages and that the segment will continue to expand, shifting market leadership from traditional telephony equipment providers to a new group of software/network centric companies.

Additionally, although the relative overweight to financial services has declined on an absolute basis, the portfolio remains overweight. The aggregate exposure is comprised of overweight positions to the banking, consumer lending, and real estate investment trust industries with the largest relative overweight position remaining in the banking industry. Emerald continues to believe that small capitalization banks are particularly well positioned to continue to gain market share from their larger capitalization peers and in that regard anticipates that holdings within the portfolio will generate loan growth of 10% or better this year.

Market Outlook:
After a challenging start to the calendar year, where global growth concerns and risk aversion weighed heavily on the market and small capitalization stocks, the outlook has become much more sanguine. As we look to the balance of 2016 and into 2017 Emerald believes that the outlook for small capitalization stocks, and more specifically small capitalization growth stocks, looks increasingly favorable. First, from an earnings perspective small capitalization stocks and particularly small capitalization growth stocks remain the greatest source of earnings growth in the domestic universe. In a recently released report from Lori Calvasina, Chief US Equity Strategist at Credit Suisse the 2016 consensus anticipated earnings growth of 5.5% for the S&P 500(3), 6.8% for the Russell Mid‐Cap(4) and 7.1% for the Russell 2000. The outlook for 2017 looks even more favorable with consensus anticipated earnings growth of 10.2% for the S&P 500, 10.4% for the Russell Mid‐Cap and 13.1% for the Russell 2000. Further we believe that small capitalization stocks, given the faster growth profile, look even more attractive when we consider the relative valuation of small capitalization stocks to their larger capitalization brethren. On a median last twelve months profits and earnings(5), excluding negative earnings companies, the Russell 2000 is as cheap as its been relative to the S&P 500 since 2003, according to a recent research report from Furey Research Partners. Taking this a step further, Dubravko Lakos‐Bujas Chief Strategist at J.P. Morgan argues that “low but stable economic growth with reduced risk of a recession should demand a premium for growth stocks”. Merger and acquisition activity, which is closing in on a new high in small caps, seemingly supports this valuation argument, as acquirers are continuing to find attractive opportunities to make accretive strategic acquisitions at double‐digit premiums to their public market valuations.

As we look forward, while optimistic regarding the outlook for small capitalization stocks, the market/economy is not without risk. Concerns include the pending change in U.S. political leadership, the durability of consumer spending and the direction and rhetoric of the Federal Reserve. Given this backdrop, we expect periods of heightened global volatility to continue adversely affecting the U.S. market. Offsetting these risks, Emerald’s research team continues to find innovators, consolidators, and market share gainers in our domestic universe

Top Contributors:	Top Detractors:
Veeva Systems Inc.	Opus Bank
Vonage Holdings Corp.	Red Robin Gourmet Burgers, Inc.
Cepheid	Acadia Healthcare Company, Inc.
Gigamon Inc.	Virtu Financial, Inc.
Jack in the Box Inc.	Impax Laboratories

Kenneth G. Mertz II, CFA	Stacey L. Sears	Joseph W. Garner
Chief Investment Officer	Portfolio Manager	Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

2	www.emeraldmutualfunds.com

Emerald Growth Fund	Manager Commentary

October 31, 2016 (Unaudited)

The views of Emerald Mutual Fund Advisors Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisors Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of  this information.

The Emerald Growth Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)
The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)
The Russell 1000® Index is a stock market index that represents the highest-ranking 1,000 stocks in the Russell 3000 Index, which represents about 90% of the total market capitalization of that index. The Russell 1000® Index has a weighted average market capitalization of $81 billion; the median market capitalization is approximately $4.6 billion.  The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(3)
The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

(4)
Russell Midcap Index is a market capitalization weighted index representing the smallest 800 companies in the Russell 1000 Index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

(5)	Profits and earnings is an accounting term applicable to stockholders of closely held businesses. Profits and earnings are a company's net profits after deducting distributions to the stockholders.

Semi-Annual Report | October 31, 2016	3

Emerald Growth Fund	Manager Commentary

October 31, 2016 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*

Veeva Systems, Inc., Class A	2.64%
Vonage Holdings Corp.	2.10%
8x8, Inc.	1.86%
Microsemi Corp.	1.85%
Bank of the Ozarks, Inc.	1.80%
MicroStrategy, Inc., Class A	1.79%
Apogee Enterprises, Inc.	1.75%
Installed Building Products, Inc.	1.58%
EPAM Systems, Inc.	1.52%
Trex Co., Inc.	1.46%
Top Ten Holdings	18.35%

INDUSTRY SECTOR ALLOCATION
(as a % of Net Assets)

Technology	23.67%
Consumer Discretionary	21.58%
Health Care	17.37%
Financial Services	13.19%
Materials & Processing	7.84%
Producer Durables	7.20%
Utilities	4.75%
Energy	1.88%
Cash, Cash Equivalents, & Other Net Assets	2.52%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.
AVERAGE ANNUAL TOTAL RETURN (for the period ended October 31, 2016)

	1 Year	3 Year	5 Year	10 Year	Since Inception[1]	Expense Ratio
						Gross[2]	Net[2]
Class A (NAV)	‐3.56%	3.90%	13.37%	7.40%	10.58%	1.16%	1.16%
Class A (MOP)	‐8.13%	2.23%	12.27%	6.88%	10.35%	1.16%	1.16%
Russell 2000® Growth Index†	‐0.49%	3.70%	11.34%	6.92%	7.58%
Class C (NAV)	‐4.17%	3.23%	12.66%	6.76%	4.90%	1.82%	1.82%
Class C (CDSC)	‐5.10%	3.23%	12.66%	6.76%	4.90%	1.82%	1.82%
Russell 2000® Growth Index†	‐0.49%	3.70%	11.34%	6.92%	3.87%
Investor Class	‐3.62%	3.87%	13.35%	–	8.76%	1.23%	1.23%
Russell 2000® Growth Index†	‐0.49%	3.70%	11.34%	–	7.64%
Institutional Class	‐3.22%	4.22%	13.73%	–	13.98%	0.86%	0.86%
Russell 2000® Growth Index†	‐0.49%	3.70%	11.34%	–	12.72%

Performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Performance shown for periods prior to March 16, 2012, reflects the performance of the Forward Growth Fund, a series of Forward Funds (as a result of a reorganization of the Forward Growth Fund into the Emerald Growth Fund).

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

[1]	Inception Dates - Class A: 10/01/1992, Class C: 07/01/2000, Class Institutional: 10/21/2008, Class Investor: 05/01/2011

[2]
Emerald Mutual Fund Advisers Trust ("Emerald" or the "Adviser") has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2017 in amounts necessary to limit the Fund's operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund's average daily net assets) of 1.29%, 1.94%, 0.99% and 1.34% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2017, without the approval by the Fund's Board of Trustees. Ratios as of the Prospectus dated August 31, 2016 and may differ from the ratios presented in the Financial Highlights.

†
The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An Investor may not invest directly into the Index.

4	www.emeraldmutualfunds.com

Emerald Growth Fund	Manager Commentary

October 31, 2016 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2016)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Semi-Annual Report | October 31, 2016	5

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2016 (Unaudited)

October 31, 2016

Dear Shareholders:

Investment Results
The performance of the Emerald Small Cap Value Fund Investor Class, for the six months ended October 31, 2016, reflected a gain of 3.15% (without sales load) lagging the Russell 2000® Value Index(1) which was up 7.54%.

The market’s resilience in the face of several significant uncertainties was remarkable. First, macro environment challenges and mixed domestic economic data deterred the Fed from raising rates so far this year. However, from recent FOMC (Federal Open Market Committee) minutes, there seems to be a growing support for a rate hike, with several voting members anticipating an increase soon. The timing and trajectory of future rate hikes depends largely on the committee’s view of the labor market, and how much slack is still available there, as outlook on inflation remains cautious. The Fed is under great pressure to raise rates in December, and it could be a big surprise if they did not.

Second, the U.S. presidential election contributed to the uncertainty paralysis regarding capital decisions. According to the NFIB (National Federation of Independent Business), the percentage of businesses who believe it is “not a good time to expand” due to political climate has been climbing, now around 35%.

Third, we believe that unresolved international issues such as Brexit(2) and a slowing Chinese economy have been largely ignored by the market. The collapse of the British Pound, and the ongoing fiscal stimulus implemented by the ECB (European Central Bank) are not signs that things are getting better “across the pond”. Recent weak China trade data indicated a slowdown in foreign and domestic demand, while the credit to GDP (Gross Domestic Product) ratio is at record high(3).

While the market brushed off these concerns, earnings expectations have been lowered throughout the year. The largest downward revisions were in Energy and Materials, and with the exception of Technology, cyclical sectors have seen bigger estimates cuts than defensives.

U.S. small caps had a strong showing in the past twelve months, with the Russell 2000® Value Index topping the domestic equity market capitalization category charts. However, we believe the strong performance was driven primarily by low quality companies. Underwhelming macro‐economic data and geopolitical concerns were largely dismissed by investors and fueled the risk‐on trade.

Interestingly, the broad outperformance of low quality in the 3rd calendar quarter of 2016 was unusual as it resembled what investors would expect to see coming out of a major bear market trough. A low quality (low ROE, loss‐making, small size, low price, high valuation) outperformance throughout 2016 worked against quality‐focused active managers.

We believe that our underperformance during the period was mainly due to our discipline that largely excludes non‐earners and momentum stocks from consideration.

Investment Analysis
The Emerald Small Cap Value Fund (without sales load) underperformed its benchmark for the 6‐month period ended October 31, 2016. At the sector level, relative outperformance was driven by stock selection within the producer durables, and a relative underweight to the benchmark’s healthcare sector. Relative underperformance was experienced within the technology, financial services, and consumer discretionary sectors.

Negative stock selection in our technology holdings weighed on relative performance as holdings within the semiconductor and telecommunications equipment industries continued to face headwinds from slowing consumer demand for mobile and pc devices, as well as a pause in enterprise spending.

The Fund’s underperformance in the financial services sector was due to a slight lag of our bank holdings versus the benchmark, and a couple of non‐financial services companies, which are classified under that sector, that materially underperformed due to disappointing earnings reports. However, being close to benchmark’s weight in Real Estate Investment Trusts (REITs) and strong stock selection within that industry, contributed positive alpha to the fund.

A study by Merrill Lynch(4) shows that our small cap value peers are underweight banks by 600 basis points (bps)(5), and underweight REITs by 740 bps versus the Russell 2000 Value benchmark. In contrast, the Emerald small cap value fund is equal‐weighted banks and slightly over‐weighted REITS. Emerald’s portfolio management team has worked throughout the years (and at any point in the economic cycle) to identify and invest in banks that produce above average loan growth, possess strong balance sheet, have a high return on equity, and trade at discount to peers. Historically, the Fund’s portfolio had a higher exposure to the financials sector than peers, it has been a differentiating factor, and contributed significant alpha to our performance since inception.

6	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2016 (Unaudited)

In the past six months, we have increased the portfolio’s exposure to the producer durables and materials sectors as we see more tangible signs of the resurging residential and non‐residential construction market.

Financial services and technology are two sectors where absolute portfolio weightings decreased throughout the period. In each case, holdings that were trimmed or sold during this period had previously exceeded our predetermined price targets and, according to our sell discipline, exited the portfolio when the stock price declined by a given percentage amount from its earlier period high.

Market Outlook
With the presidential election behind us, we are hopeful that the removal of one major uncertainty will re‐ignite capital spending (in both public and private sectors), and shift the focus from political campaigning to implementing growth initiatives in Washington DC in the coming year. And, while it is too early to determine which sectors will benefit most by the policies of the incoming administration, we believe that cyclical industries such as banks (steepening yield curve), engineering and construction (infrastructure spending), and technology (cash repatriation), would outperform in the coming year.

Quality is still very cheap and when volatility moves higher, stocks with highest ROE and earners tend to outperform(6). And, as discussed in our previous newsletter, we believe that value is making a comeback.

We will continue to seek attractive investment opportunities for our clients by focusing on high‐quality companies identified and evaluated by our fundamental research and active portfolio management.

Top Contributors	Top Detractors
Vonage Holdings Corp.	Real Industry, Inc.
Viad Corp	Synaptics Incorporated
Rudolph Technologies, Inc.	Gray Television, Inc.
Microsemi Corporation	Opus Bank
EMCOR Group, Inc.	MDC Partners Inc. Class A

Sincerely,

Richard A. Giesen, Jr.	Ori Elan
Managing Director – Value Equity Strategies	Vice President
Portfolio Manager	Portfolio Manager

Emerald Mutual Fund Advisers Trust

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Emerald Mutual Fund Advisors Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisors Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Small Cap Value Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

Semi-Annual Report | October 31, 2016	7

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2016 (Unaudited)

(1)
The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)
Brexit is an abbreviation for “British exit,” which refers to the June 23, 2016, referendum whereby British citizens voted to exit the European Union. The referendum roiled global markets, including currencies, causing the British pound to fall to its lowest level in decades.

(3)	Stifel, Worth Noting, 13 October, 2016.
(4)	Bank of America/Merrill Lynch, Active managers’ holdings update, 29 September, 2016.
(5)	Basis point is a common unit of measure fir interest rates and other percentages in finance. One basis point is equal to 1/100th of 1% or 0.01%(.0001).
(6)	Jefferies, Equity Strategy JEF'S SMID-Cap Perspectives—Thoughts & Observations, 06 October, 2016.

8	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2016 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*
Vonage Holdings Corp.	3.69%
Viad Corp.	3.55%
Microsemi Corp.	3.49%
First Merchants Corp.	3.14%
Great Western Bancorp, Inc.	3.12%
ARRIS International PLC	3.09%
EMCOR Group, Inc.	3.07%
CyrusOne, Inc., REIT	3.00%
Corporate Office Properties Trust, REIT	2.92%
Mercer International, Inc.	2.88%
Top Ten Holdings	31.95%

INDUSTRY SECTOR ALLOCATION
(as a % of Net Assets)
Financial Services	34.70%
Technology	17.55%
Producer Durables	14.46%
Consumer Discretionary	14.43%
Materials & Processing	7.56%
Utilities	6.04%
Energy	1.02%
Cash, Cash Equivalents, & Other Net Assets	4.24%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

AVERAGE ANNUAL TOTAL RETURN (for the period ended October 31, 2016)(1),(2)

	1 Year	3 Years	Since Inception(2)	Expense Ratio
				Gross(3)(4)	Net(3)(4)
Class A (NAV)	0.77%	3.97%	9.65%	2.12%	1.36%
Class A (MOP)	‐4.04%	2.31%	8.33%	2.12%	1.36%
Russell 2000® Value Index(5)	8.81%	4.47%	10.69%
Class C (NAV)	0.00%	3.25%	8.90%	2.77%	2.01%
Class C (CDSC)	‐1.00%	3.25%	8.90%	2.77%	2.01%
Russell 2000® Value Index(5)	8.81%	4.47%	10.69%
Investor Class	0.80%	4.08%	9.79%	2.02%	1.26%
Russell 2000® Value Index(5)	8.81%	4.47%	10.69%
Institutional Class	1.01%	4.30%	10.01%	1.77%	1.01%
Russell 2000® Value Index(5)	8.81%	4.47%	10.69%

Performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

(1)
As of June 26, 2015, the Emerald Small Cap Value Fund was reorganized as a successor to the Elessar Small Cap Value Fund (the Predecessor Fund), a series of Elessar Investment Trust. The performance shown for periods prior to June 26, 2015 reflects the performance of the Predecessor Fund's Institutional Class and Investor Class shares. The Predecessor Fund did not offer Class A or Class C shares. The performance shown for class A and C shares prior to June 30, 2015 reflect the historical performance of the Predecessor Fund’s Institutional and Investor Shares since inception on October 15, 2012, calculated using the fees and expenses of Class A and C shares, respectively.

(2)	Commencement Dates - Class A: 06/30/2015, Class C: 06/30/2015, Class Institutional: 10/15/2012, Class Investor:10/15/2012

(3)
Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 2.00%, 1.00% and 1.25% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2017, without the approval by the Fund's Board of Trustees. Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.

Semi-Annual Report | October 31, 2016	9

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2016 (Unaudited)

(4)
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report as the ratio’s per the prospectus are based on estimated future expenses as of the date of the prospectus.

(5)
The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Important Risks
Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

10	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2016 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2016)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Semi-Annual Report | October 31, 2016	11

Emerald Insights Fund	Manager Commentary

October 31, 2016 (Unaudited)

October 31, 2016

Dear Shareholders:

Investment Results
The performance of the Emerald Insights Fund’s Class A shares (without sales load), for the past six months reflected a return of 3.20%, which was 1.23% greater than the Russell Midcap® Growth Index(1) benchmark return of 1.97%. Performance for the period was driven by outperformance in Healthcare, Technology, and Consumer; with underperformance in Producer Durables and Financial Services.

Investment Analysis
After a disappointing inaugural year - a period where investor sentiment was increasingly influenced by macroeconomic factors and political rhetoric which led to higher stock correlations(2) and is typically less attractive for fundamental investors, it was difficult as portfolio managers to remain steadfast in our process and not follow the crowd. It took experience and conviction to buck the trend and focus on the fundamentals as we saw them. Similarly, considering the strength of our Russell Mid Cap Growth benchmark, it took the same type of confidence in our research team and strategy to continue to position portfolios in higher growth, differentiated names, when the market was gravitating so strongly to low growth dividend payers, Real Estate Investment Trusts (REITs) and utilities. From a fundamental economic perspective, this reporting period saw less of an emphasis on macroeconomic factors that plagued the last 3-4 quarters and more of a focus on company fundamentals as investors rotated away from defensive and yield sectors into growthier groups. Overall, midcap growth stocks continued their move higher off the February lows as global growth concerns abated and the appetite for risk increased. Correlations declined, affording some tailwind to active managers vs. passive benchmarks. Risk, as a term, was less demonized during the summer months with smaller caps and higher beta areas such as Biotech leading. M&A (Mergers & Acquisitions) was also a major factor during the period, as our portfolio alone had three companies acquired at substantial premiums.

The domestic economy remained lackluster, with moderate employment growth offset by weak industrial and retail sales data, as well as a declining Leading Economic Index. The U.S. Dollar witnessed continued strength vs. the Euro and especially the British Pound, potentially pressuring those companies with international currency exposure.

Market Outlook
We remain believers that stock prices are most influenced by earnings and sales growth. Given our belief that growth valuations remain attractive (although they have increased), we think growth equities can outperform value in a slow growth economic environment. The Fund portfolio is made up of names that we believe may have significantly more earnings growth over the next 3-5 years than the Russell Midcap Growth benchmark. Volatility, which has been low recently, in our view likely will increase in future quarters. To combat this expected increase, we have increased the weighted average market capitalization of the Fund’s portfolio, which now stands roughly in-line with our benchmark. Other valuation metrics, such as Price/Cash Flow, Price/Sales, Price/Earnings, and Price/Book stand in line to modestly higher than the benchmark. As valuation metrics stand roughly in-line with the benchmark and the Fund’s portfolio is projected to grow EPS (earnings per share) at a substantially greater pace, we feel comfortable with our positioning and return prospects. We have not significantly changed the portfolio positioning from a sector perspective and continue to remain overweight Information Technology, Energy, and Banks. We also remain overweight in Materials, although we have reduced some exposure based on U.S. Dollar strength and some emerging concerns regarding the industrial manufacturing and commercial construction cycles. We remain underweight Healthcare – primarily within the equipment and services subsectors while remaining overweight Biotech. We also continue to underweight yield focused sectors such as Consumer Staples, REITs and Utilities due to what appear to be excessive valuations.

While there are certainly headwinds facing stocks in the near term, Emerald’s research team continues to find innovators, consolidators and market share gainers in our mid cap growth universe. Despite all of the talk surrounding passive management being superior to active, we main confident that in the mid cap growth space, inefficiencies abound and we have the research team and processes in place to identify and exploit these market and valuation opportunities.

12	www.emeraldmutualfunds.com

Emerald Insights Fund	Manager Commentary

October 31, 2016 (Unaudited)

Contributors	Detractors
Cepheid	Signet Jewelers Limited
Veeva Systems Inc Class A	Southwest Airlines Co.
WhiteWave Foods Company	Alnylam Pharmaceuticals, Inc
Proofpoint, Inc.	Affiliated Managers Group, Inc.
Jack in the Box Inc.	Fitbit, Inc. Class A

Sincerely,

David A. Volpe, CFA	Stephen L. Amsterdam	Joseph Hovorka
Deputy Chief Investment Officer	Associate Portfolio Manager	Associate Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Emerald Mutual Fund Advisors Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisors Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification does not eliminate the risk of experiencing investment losses.

The Emerald Insights Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

(1)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. As of June 30, 2015, the Russell Midcap® Growth Index included securities issued by companies that ranged in size between $1.8 billion and $28.1 billion. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)
Correlation is a statistical measure of how an index moves in relation to another index or model portfolio. A correlation ranges from -1 to 1. A correlation of 1 means the two indexes have moved in lockstep with each other. A correlation of -1 means the two indexes have moved in exactly the opposite direction.

Semi-Annual Report | October 31, 2016	13

Emerald Insights Fund	Manager Commentary

October 31, 2016 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*

S&P Global, Inc.	2.33%
SVB Financial Group	2.12%
Southwest Airlines Co.	2.11%
IMAX Corp.	2.11%
Wabtec Corp.	2.05%
Middleby Corp.	1.99%
Proofpoint, Inc.	1.97%
Cinemark Holdings, Inc.	1.96%
Veeva Systems, Inc., Class A	1.93%
Palo Alto Networks, Inc.	1.93%
Top Ten Holdings	20.50%

INDUSTRY SECTOR ALLOCATION
(as a % of Net Assets)

Consumer Discretionary	24.34%
Technology	22.34%
Financial Services	13.35%
Health Care	11.60%
Producer Durables	10.15%
Materials & Processing	6.73%
Energy	4.39%
Consumer Staples	3.09%
Cash, Cash Equivalents, & Other Net Assets	4.01%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

AVERAGE ANNUAL TOTAL RETURN (for the period ended October 31, 2016)

	1 Year	Since Inception[1]	Expense Ratio
			Gross[2]	Net[2]
Class A (NAV)	-4.49%	0.00%	2.03%	1.36%
Class A (MOP)	-9.01%	-2.15%	2.03%	1.36%
Russell MidCap® Growth Index†	0.40%	4.73%
Class C (NAV)	-5.11%	-0.71%	2.68%	2.07%
Class C (CDSC)	-6.06%	-0.71%	2.68%	2.07%
Russell MidCap® Growth Index†	0.40%	4.73%
Investor Class	-4.50%	-0.09%	2.08%	1.41%
Russell MidCap® Growth Index†	0.40%	4.73%
Institutional Class	-4.10%	0.27%	1.73%	1.06%
Russell MidCap® Growth Index†	0.40%	4.73%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

[1]	Inception Date – August 1, 2014.

[2]
Emerald Mutual Fund Advisers Trust ("Emerald" or the "Adviser") has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2017 in amounts necessary to limit the Fund's operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund's average daily net assets) of 1.35%, 2.00%, 1.05% and 1.40% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2017, without the approval by the Fund's Board of Trustees. Ratios as of the Prospectus dated August 31, 2016 and may differ from the ratios presented in the Financial Highlights.

†
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. As of June 30, 2015, the Russell Midcap Growth Index included securities issued by companies that ranged in size between $1.8 billion and $28.1 billion. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Important Risks
Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

14	www.emeraldmutualfunds.com

Emerald Insights Fund	Manager Commentary

October 31, 2016 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2016)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Semi-Annual Report | October 31, 2016	15

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2016 (Unaudited)

October 31, 2016

Dear Shareholder:

Investment Results
The Emerald Bank & Finance Fund Class A shares (without sales load) underperformed the Russell 2000® Index(1) for the six months ended October 31, 2016, returning 3.55% vs. 6.13% for the Index. During the six months ended October 31, 2016, the Russell 2000 Financial Services TR Index(2) returned 7.92%, the SNL Small Cap U.S. Bank & Thrift Index(3) gained 8.86% versus a 4.06% gain delivered by the Standard & Poor’s 500 Index(4) and a gain of 7.54% for the Russell 2000® Value Index(5).

In our last Annual Report we stated that margins benefited modestly in the first quarter of 2016 from the Federal Reserve’s (FED) decision to finally begin raising short term rates in mid‐December 2015. Prior to the rate hike in December, LIBOR (London Interbank Offered Rate, are benchmark rates that some of the world’s leading banks charge each other for short‐term loans), began increasing the last week of November 2015, and continued climbing leading up to, and following, the increase in short term rates. We went on to state that we believed, that further rate increases will need to occur for margins to expand further. Subsequent to our last shareholder letter short term rates have yet to move higher and asset sensitive banks, which benefit from increases in short term rates, fell out of favor. As a result, our portfolio which is over‐weighted in asset sensitive banks underperformed.

The Fund’s performance also suffered from our decision not to invest in banks with energy exposure in their loan portfolio until we felt more certain that we had seen the peak of loan defaults that resulted from lower energy prices. We obviously showed an abundance of caution, in regard to energy exposed banks, and the market did not agree with us as banks with substantial energy loans have been some of the best performing banks in the second and third calendar quarters of 2016. Our caution, while warranted, contributed to our underperformance of the SNL Small Cap U.S. Bank and Thrift Index over the last six months.

We continue to have an overweight in assets sensitive banks, which is the result of being invested in banks that focus on commercial lending. Our position in these banks are not a play on trying to time interest rate increases but instead our preference for banks that have more of a commercial loan focus as they tend to be more growth oriented.

Investment Analysis
We believe that based on median return on average assets and net charge‐offs, community banks had a stronger third quarter than they did in 2015. We believe the banks in the Fund continued to generate superior loan growth, relatively stable NIMs (Net Interest Margins), stable expenses and abnormally low credit costs in general. It is our opinion that community banks that are below $10 billion in assets continue to produce the strongest earnings power and will continue to receive a higher trading multiple as a result of that superior earnings power. S&P Global Market Intelligence(6) analyzed banks and thrifts with less than $10 billion in assets for the quarter ended Sept. 30, based on GAAP filings, and ranked them by highest and lowest return on average assets. Out of those banks, those with assets between $5 billion and $10 billion had the strongest return on average assets, at a median of 1.08%, as well as the lowest net charge‐off on average loans at 0.06%, down from 0.10% in the year‐ago period. Banks in the $1 billion to $5 billion range saw a median return on average assets of 0.90%, and median net charge‐offs on average loans of 0.05%, down year over year. Banks with less than $1 billion in assets saw an increase in return on average assets, at a median of 0.78%. Their median net charge‐offs on average loans came in at 0.02%, down from the year‐ago period. We continue to believe that these banks are the beneficiary of taking market share from the larger regional banks. Additionally, banks with assets between $5 and $10 billion tend to have enough scale to absorb much of the regulatory burden as can be seen when we look at the difference in efficiency ratios.

Many of the smallest banks saw their efficiency ratios rise in the third quarter, as they continue to feel the pinch of regulatory costs and low interest rates. S&P Global Market Intelligence analyzed banks and thrifts with less than $10 billion in assets for the quarter ended Sept. 30, based on GAAP filings. Those with less than $1 billion in assets had the highest efficiency ratios, with a median of 72.69%, up year over year from 70.98%. The midsize community banks, those with $1 billion to $5 billion in assets, also saw a lower median third‐quarter efficiency ratio year over year. However, the largest community banks, those with $5 billion to $10 billion in assets, had the best median third‐quarter efficiency ratio among community banks, down year over year at 58.23%.

Market Outlook
Prior to the recent election, we have muddled through a slow growth economic expansion that has been the longest period of expansion on record. As a result, many felt that a recession is sure to be on the horizon. We do not share in this fear as we are not seeing signs of excesses typically associated with recessions such as an overheated job market, overinvestment, unmanageable debt and asset bubbles. Indeed, the job market has been strong, but even with unemployment rates at a low 5%, wage gains have been much weaker than prior to the financial crisis of 2008. As a result, inflation has stayed persistently below the Fed’s 2% target, despite the low rates and the Fed’s bond buying efforts. We believe that

16	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2016 (Unaudited)

coupled with muted wage gains, low inflation readings suggest that for all the jobs created over the past several years, the tight job market has not put the economy at risk of overheating.

We believe the low inflation, low rate environment has also led the Fed to view risk as asymmetric, with raising rates too soon far more dangerous than raising them too late. The central bank started out the year indicating that it was going to put through four quarter‐point rate increases. In March, the number fell to two and later to one and along with the reduced rate expectations we believe the Fed lost some degree of credibility in regard to their timing and projections for rate increases.

Then along came the election and President Elect Donald Trump pulled off one of the biggest upsets in election history and the investment expectations for banks changed significantly in our opinion. President Elect Trump has been outspoken about his criticism of the Fed’s failure to raise interest rates. Why is this criticism so important in our opinion? We believe that two twenty‐five basis points increases in the Fed rate would raise earnings estimates on average from 5% to 10% based on the asset sensitivity of the individual bank.

While on the campaign trail, President Elect Trump also expressed his desire to repeal the Dodd‐Frank Act, the post financial crisis regulatory overhaul that has subjected banks to more stringent rules and higher capital requirements. Trump’s transition team has floated a plan that would provide banks with an opportunity to free themselves from various regulations, such as stress testing, as long as they maintain capital levels equal to at least 10% of total assets and high ratings from their regulators. We believe such a provision would immediately help many small community banks that tend to be better capitalized than the large regionals and the money center banks.

We believe that with the potential of reduced regulatory expenses, lower corporate tax rates and several Fed rate hikes on the horizon, bank earnings growth rates have the potential for significant growth. As a result, we would expect that banks will trade at higher multiples as earning growth rates improve.

Our focus remains on seeking companies capable of producing above average organic growth, relatively stable net interest margins, and improving earnings power aided by lower efficiency ratios, with potential for accretive mergers & acquisitions activity, as we deploy Emerald’s 10‐Step research process to seek out companies in this market environment that is poised for the potential of higher short‐term interest rates.

Top Five Contributors to Return:	Top Five Detractors to Return:
Meta Financial Group, Inc. SVB Financial Group Equity Bancshares, Inc. Class A National Commerce Corp. (Alabama) PrivateBancorp, Inc.	BankUnited, Inc. Bank of the Ozarks, Inc. First NBC Bank Holding Co. Signature Bank Opus Bank
Kenneth G. Mertz II, CFA Chief Investment Officer Portfolio Manager	Steven E. Russell, Esq. Portfolio Manager
Emerald Mutual Fund Advisers Trust

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information.

The views of Emerald Mutual Fund Advisors Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisors Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification does not eliminate the risk of experiencing investment losses.

Semi-Annual Report | October 31, 2016	17

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2016 (Unaudited)
The Emerald Banking and Finance Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

(1)
Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly into the Index.

(2)
Russell 2000® Financial Services TR Index – is comprised of the smallest financial services companies in the Russell 3000 Index. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

(3)
SNL Small Cap Bank & Thrift Index: Includes all publicly traded (NYSE, NYSE Amex, NASDAQ, OTC BB, Pink Sheets) Banks and Thrifts in SNL’s coverage universe with $250M to $1B Total Common Market Capitalization as of most recent pricing data. Source: SNL Financial, data as of April 30, 2016.

(4)
Standard & Poor’s 500® Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

(5)
The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(6)	S&P Global Market Intelligence is a division of S&P Global (NYSE: SPGI), which provides essential intelligence for individuals, companies and governments to make decisions with confidence.

18	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2016 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*

SVB Financial Group	4.63%
Bank of the Ozarks, Inc.	3.95%
Home BancShares, Inc.	3.22%
Meta Financial Group, Inc.	3.01%
Signature Bank	2.93%
Eagle Bancorp, Inc.	2.81%
FCB Financial Holdings, Inc., Class A	2.42%
ServisFirst Bancshares, Inc.	2.36%
Pinnacle Financial Partners, Inc.	2.34%
National Commerce Corp.	2.30%
Top Ten Holdings	29.97%

INDUSTRY SECTOR ALLOCATION (as a % of Net Assets)

Banks: Diversified	77.92%
Banks: Savings, Thrift & Mortgage Lending	10.76%
Real Estate Investment Trusts (REITs)	2.54%
Commercial Banks	2.12%
Consumer Lending	1.80%
Insurance: Property‐Casualty	1.39%
Insurance	0.64%
Computer Services Software & Systems	0.32%
Securities Brokerage & Services	0.29%
Financial Data & Services	0.26%
Diversified Financial Services	0.26%
Real Estate Management & Development	0.05%
Cash, Cash Equivalents, & Other Net Assets	1.65%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

AVERAGE ANNUAL TOTAL RETURN (for the period ended October 31, 2016)

	1 Year	3 Year	5 Year	10 Year	Since Inception[1]	Expense Ratio
						Gross[2]	Net[2]
Class A (NAV)	0.06%	10.67%	17.14%	2.92%	8.39%	1.49%	1.49%
Class A (MOP)	‐4.68%	8.89%	16.01%	2.42%	8.12%	1.49%	1.49%
Russell 2000® Index†	4.11%	4.12%	11.51%	5.96%	7.52%
Russell 2000®
Financial Services
TR Index††	8.21%	8.16%	14.60%	3.74%	8.23%
Class C (NAV)	‐0.58%	9.95%	16.41%	2.28%	8.46%	2.14%	2.14%
Class C (CDSC)	‐1.57%	9.95%	16.41%	2.28%	8.46%	2.14%	2.14%
Russell 2000® Index†	4.11%	4.12%	11.51%	5.96%	6.66%
Russell 2000®
Financial Services
TR Index††	8.21%	8.16%	14.60%	3.74%	9.19%
Investor Class	0.00%	10.65%	17.18%	–	11.75%	1.54%	1.54%
Russell 2000® Index†	4.11%	4.12%	11.51%	–	10.33%
Russell 2000®
Financial Services
TR Index††	8.21%	8.16%	14.60%	–	11.35%
Institutional Class	0.37%	11.01%	–	–	15.56%	1.19%	1.19%
Russell 2000® Index†	4.11%	4.12%	–	–	9.44%
Russell 2000®
Financial Services
TR Index††	8.21%	8.16%	–	–	12.40%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Performance shown for periods prior to March 16, 2012, reflects the performance of the Forward Banking & Finance Fund, a series of Forward Funds (as a result of a reorganization of the Forward Banking & Finance Fund into the Emerald Banking & Finance Fund).

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

 A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

[1]	Inception Dates - Class A: 02/18/1997, Class C: 07/01/2000, Class Institutional: 03/19/2012, Class Investor: 03/16/2010

[2]
Emerald Mutual Fund Advisers Trust ("Emerald" or the "Adviser") has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.84%, 2.49%, 1.54% and 1.89% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2017, without the approval by the Fund’s Board of Trustees. Ratios as of the Prospectus dated August 31, 2016 and may differ from the ratios presented in the Financial Highlights.

Semi-Annual Report | October 31, 2016	19

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2016 (Unaudited)

†
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into an index.

††
The Russell 2000® Financial Services TR Index is comprised of the smallest financial services companies in the Russell 3000 Index. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Important Risks
A fund that concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio. Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

20	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2016 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2016)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Semi-Annual Report | October 31, 2016	21

Emerald Funds	Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b‐1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six‐month) period and held for the entire period May 1, 2016 through October 31, 2016.

Actual Expenses
The first line for each share class of the Fund in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes
The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of the Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

22	www.emeraldmutualfunds.com

Emerald Funds	Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

	Beginning Account Value 05/01/16	Ending Account Value 10/31/16	Expense Ratio(a)	Expense Paid During Period 5/01/16 - 10/31/16(b)
Emerald Growth Fund
Class A
Actual	$1,000.00	$1,058.20	1.10%	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60

Class C
Actual	$1,000.00	$1,055.50	1.75%	$9.07
Hypothetical (5% return before expenses)	$1,000.00	$1,016.38	1.75%	$8.89

Institutional Class
Actual	$1,000.00	$1,060.40	0.79%	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	0.79%	$4.02

Investor Class
Actual	$1,000.00	$1,058.40	1.14%	$5.91
Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	1.14%	$5.80

Emerald Small Cap Value Fund
Class A
Actual	$1,000.00	$1,031.50	1.35%	$6.91
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87

Class C
Actual	$1,000.00	$1,027.80	2.00%	$10.22
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	2.00%	$10.16

Institutional Class
Actual	$1,000.00	$1,033.00	1.00%	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	1.00%	$5.09

Investor Class
Actual	$1,000.00	$1,031.60	1.25%	$6.40
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36

Emerald Insights Fund
Class A
Actual	$1,000.00	$1,032.00	1.35%	$6.91
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87

Class C
Actual	$1,000.00	$1,029.30	2.00%	$10.23
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	2.00%	$10.16

Institutional Class
Actual	$1,000.00	$1,033.90	1.05%	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	1.05%	$5.35

Investor Class
Actual	$1,000.00	$1,032.10	1.40%	$7.17
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	1.40%	$7.12

Semi-Annual Report | October 31, 2016	23

Emerald Funds	Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

Emerald Banking and Finance Fund
Class A
Actual	$1,000.00	$1,035.50	1.47%	$7.54
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	1.47%	$7.48

Class C
Actual	$1,000.00	$1,032.30	2.12%	$10.86
Hypothetical (5% return before expenses)	$1,000.00	$1,014.52	2.12%	$10.76

Institutional Class
Actual	$1,000.00	$1,036.90	1.17%	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	1.17%	$5.96

Investor Class
Actual	$1,000.00	$1,035.10	1.52%	$7.80
Hypothetical (5% return before expenses)	$1,000.00	$1,017.54	1.52%	$7.73

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

24	www.emeraldmutualfunds.com

Emerald Growth Fund	Schedule of Investments

October 31, 2016 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.48%
Consumer Discretionary: 21.58%
558,780	American Eagle Outfitters, Inc.	$9,521,611
173,712	Burlington Stores, Inc.(a)	13,017,977
131,468	Camping World Holdings, Inc., Class A(a)	2,939,624
1,299,906	Chegg, Inc.(a)	8,644,375
80,951	Churchill Downs, Inc.	11,009,336
132,625	Chuy's Holdings, Inc.(a)	3,766,550
58,972	Dave & Buster's Entertainment, Inc.(a)	2,438,492
275,020	Fitbit, Inc., Class A(a)	3,646,765
223,492	Five Below, Inc.(a)	8,398,829
52,760	Hibbett Sports, Inc.(a)	2,049,726
180,510	IMAX Corp.(a)	5,460,428
130,736	Jack in the Box, Inc.	12,253,885
251,320	Kate Spade & Co.(a)	4,209,610
410,040	Kona Grill, Inc.(a)	4,407,930
304,623	Marcus Corp.	8,072,510
293,353	MarineMax, Inc.(a)	5,852,392
172,848	Matthews International Corp., Class A	10,353,595
56,926	Meritage Homes Corp.(a)	1,761,860
188,149	Nexstar Broadcasting Group, Inc., Class A	9,181,671
313,522	NutriSystem, Inc.	9,938,647
286,182	Ollie's Bargain Outlet Holdings, Inc.(a)	7,827,078
513,550	Penn National Gaming, Inc.(a)	6,640,202
340,589	Planet Fitness, Inc., Class A(a)	7,220,487
55,628	Red Robin Gourmet Burgers, Inc.(a)	2,558,888
858,984	Sequential Brands Group, Inc.(a)	6,184,685
327,435	Steven Madden Ltd.(a)	10,936,329
460,803	Tile Shop Holdings, Inc.(a)	7,810,611
385,958	Tilly's, Inc., Class A(a)	3,581,690
219,190	Urban Outfitters, Inc.(a)	7,331,906
		197,017,689

Energy: 1.88%
562,487	Callon Petroleum Co.(a)	7,306,706
107,610	Extraction Oil & Gas, Inc.(a)	2,298,550
141,571	Matador Resources Co.(a)	3,087,664
204,082	Rice Energy, Inc.(a)	4,508,171
		17,201,091

Financial Services: 13.19%
74,807	Atlas Financial Holdings, Inc.(a)	1,282,940
444,575	Bank of the Ozarks, Inc.	16,431,492
567,894	Bofl Holding, Inc.(a)	10,579,865
564,475	CareTrust REIT, Inc.	7,947,808
162,924	Customers Bancorp, Inc.(a)	4,410,353
87,396	CyrusOne, Inc., REIT	3,898,736
181,782	Education Realty Trust, Inc., REIT	7,742,095
243,527	FCB Financial Holdings, Inc., Class A(a)	9,083,557
122,502	First Choice Bank(a)	1,929,406

Shares		Value (Note 2)
Financial Services (continued)
235,810	Global Medical REIT, Inc.	$2,299,147
148,203	Howard Bancorp, Inc.(a)	2,022,971
142,835	LendingTree, Inc.(a)	11,405,375
306,432	Live Oak Bancshares, Inc.	4,887,590
189,520	MedEquities Realty Trust, Inc., REIT(a)	2,196,537
144,926	National Commerce Corp.(a)	4,101,406
405,180	Opus Bank	8,123,859
278,556	Pacific Premier Bancorp, Inc.(a)	7,200,673
251,198	QTS Realty Trust, Inc., REIT, Class A	11,545,060
238,165	Virtu Financial, Inc., Class A	3,048,512
9,694	Walker & Dunlop, Inc.(a)	233,335
		120,370,717

Health Care: 17.37%
345,958	Adamas Pharmaceuticals, Inc.(a)	4,753,463
225,783	Aimmune Therapeutics, Inc.(a)	3,675,747
258,633	Albany Molecular Research, Inc.(a)	4,032,088
203,577	Alder Biopharmaceuticals, Inc.(a)	4,936,742
689,848	Amicus Therapeutics, Inc.(a)	4,759,951
196,562	Applied Genetic Technologies Corp.(a)	1,405,418
280,917	AtriCure, Inc.(a)	5,123,926
200,000	AxoGen, Inc.(a)	1,770,000
189,624	Bluebird Bio, Inc.(a)	9,054,546
75,003	Cantel Medical Corp.	5,342,464
519,410	Exelixis, Inc.(a)	5,500,552
516,842	Insmed, Inc.(a)	6,708,609
214,722	Integer Holdings Corp.(a)	4,734,620
37,682	Intercept Pharmaceuticals, Inc.(a)	4,662,771
84,687	Intrexon Corp.(a)	2,210,331
443,454	K2M Group Holdings, Inc.(a)	7,569,760
198,252	MacroGenics, Inc.(a)	4,696,590
338,454	NantHealth, Inc.(a)	4,443,901
354,849	NeoGenomics, Inc.(a)	2,860,083
143,921	Neurocrine Biosciences, Inc.(a)	6,299,422
231,212	Novan, Inc.(a)	4,855,452
44,793	Omnicell, Inc.(a)	1,461,372
27,470	Ophthotech Corp.(a)	983,975
413,878	Portola Pharmaceuticals, Inc.(a)	7,524,302
119,301	Reata Pharmaceuticals, Inc., Class A(a)	2,700,975
170,345	Sarepta Therapeutics, Inc.(a)	6,684,338
129,090	Tabula Rasa HealthCare, Inc.(a)	1,512,935
304,582	Teladoc, Inc.(a)	4,949,457
157,118	Ultragenyx Pharmaceutical, Inc.(a)	9,268,391
620,436	Veeva Systems, Inc., Class A(a)	24,103,939
		158,586,120

Materials & Processing: 7.84%
392,055	Apogee Enterprises, Inc.	15,976,241
93,930	Berry Plastics Group, Inc.(a)	4,109,438
292,710	GMS, Inc.(a)	6,082,514
496,973	Headwaters, Inc.(a)	8,150,357
435,435	Installed Building Products, Inc.(a)	14,391,127

Semi-Annual Report | October 31, 2016	25

Emerald Growth Fund	Schedule of Investments

October 31, 2016 (Unaudited)

Shares		Value (Note 2)
Materials & Processing (continued)
167,977	Masonite International Corp.(a)	$9,557,891
247,598	Trex Co., Inc.(a)	13,323,248
		71,590,816

Producer Durables: 7.20%
40,000	AquaVenture Holdings Ltd.(a)	849,200
47,752	Blue Bird Corp.(a)	704,342
117,990	Dycom Industries, Inc.(a)	9,076,971
196,763	Generac Holdings, Inc.(a)	7,494,703
138,183	KLX, Inc.(a)	4,756,259
336,190	Knoll, Inc.	7,275,152
267,780	Spirit Airlines, Inc.(a)	12,834,695
58,847	Team, Inc.(a)	1,809,545
128,365	Tennant Co.	8,080,577
77,323	Tetra Tech, Inc.	2,973,069
517,342	Tutor Perini Corp.(a)	9,855,365
		65,709,878

Technology: 23.67%
308,061	Alarm.com Holdings, Inc.(a)	8,989,220
222,080	Applied Optoelectronics, Inc.(a)	4,270,598
24,280	Apptio, Inc., Class A(a)	479,044
25,000	Blackline, Inc.(a)	568,750
213,462	Cavium, Inc.(a)	12,049,930
289,476	ChannelAdvisor Corp.(a)	3,184,236
490,502	Ciena Corp.(a)	9,505,929
228,629	comScore, Inc.(a)	6,582,229
219,434	Cornerstone OnDemand, Inc.(a)	9,062,624
62,740	Ellie Mae, Inc.(a)	6,643,539
215,379	EPAM Systems, Inc.(a)	13,863,946
129,515	Gigamon, Inc.(a)	7,162,179
456,824	GTT Communications, Inc.(a)	10,278,540
148,119	Guidewire Software, Inc.(a)	8,509,437
101,327	Imperva, Inc.(a)	3,738,966
50,834	Inphi Corp.(a)	1,885,941
75,635	IPG Photonics Corp.(a)	7,337,351
294,238	Lumentum Holdings, Inc.(a)	9,886,397
144,239	MACOM Technology Solutions Holdings, Inc.(a)	5,302,226
315,300	Mercury Systems, Inc.(a)	8,759,034
401,917	Microsemi Corp.(a)	16,932,763
83,938	MicroStrategy, Inc., Class A(a)	16,351,962
311,360	Model N, Inc.(a)	3,207,008
166,903	Proofpoint, Inc.(a)	13,081,857
82,500	Quantenna Communications, Inc.(a)	1,235,850
221,026	Reis, Inc.	4,343,161
201,533	Sigma Designs, Inc.(a)	1,471,191
74,132	Synchronoss Technologies, Inc.(a)	2,721,386
209,160	Take-Two Interactive Software, Inc.(a)	9,284,612
321,028	Telenav, Inc.(a)	1,749,603
165,273	Varonis Systems, Inc.(a)	4,718,544

Shares		Value (Note 2)
Technology (continued)
230,773	Xactly Corp.(a)	$2,976,972
		216,135,025

Utilities: 4.75%
1,192,146	8x8, Inc.(a)	16,988,080
195,143	Cogent Communications Holdings, Inc.	7,200,777
2,790,105	Vonage Holdings Corp.(a)	19,140,120
		43,328,977

	Total Common Stocks (Cost $821,851,889)	889,940,313

SHORT TERM INVESTMENTS: 2.04%
18,587,093	Dreyfus Government Cash Management Fund - Institutional Class 0.278% (7-Day Yield)	18,587,093

	Total Short Term Investments (Cost $18,587,093)	18,587,093

Total Investments: 99.52% (Cost $840,438,982)		908,527,406

Other Assets In Excess Of Liabilities: 0.48%		4,408,303
Net Assets: 100.00%		$912,935,709

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

26	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Schedule of Investments

October 31, 2016 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 95.77%
Consumer Discretionary: 14.43%
3,812	Big Lots, Inc.	$165,441
8,183	Camping World Holdings, Inc., Class A(a)	182,972
19,614	Carriage Services, Inc.	463,675
47,222	Gray Television, Inc.(a)	420,276
21,268	ILG, Inc.	348,370
14,591	Viad Corp.	605,526
42,600	ZAGG, Inc.(a)	276,900
		2,463,160

Energy: 1.02%
42,366	Jones Energy, Inc., Class A(a)	173,701

Financial Services: 34.71%
68,095	Cedar Realty Trust, Inc., REIT	461,003
18,646	Corporate Office Properties Trust, REIT	497,662
11,493	CyrusOne, Inc., REIT	512,703
11,703	Employers Holdings, Inc.	366,889
192,434	Everi Holdings, Inc.(a)	386,792
18,443	First Financial Bancorp	396,525
19,036	First Merchants Corp.	535,863
16,531	Great Western Bancorp, Inc.	532,959
16,980	Live Oak Bancshares, Inc.	270,831
4,539	Meta Financial Group, Inc.	332,482
12,687	OceanFirst Financial Corp.	262,367
21,074	Provident Financial Services, Inc.	478,169
25,316	Ramco-Gershenson Properties Trust, REIT	438,979
3,692	SVB Financial Group(a)	451,421
		5,924,645

Materials & Processing: 7.56%
14,348	Builders FirstSource, Inc.(a)	138,745
11,506	Koppers Holdings, Inc.(a)	376,822
62,195	Mercer International, Inc.	491,340
16,034	NN, Inc.	283,000
		1,289,907

Producer Durables: 14.46%
7,692	Cubic Corp.	328,448
21,750	Ducommun, Inc.(a)	414,120
8,679	EMCOR Group, Inc.	524,732
12,039	Generac Holdings, Inc.(a)	458,566
6,242	ICF International, Inc.(a)	289,629
15,885	MasTec, Inc.(a)	453,517
		2,469,012

Technology: 17.55%
18,988	ARRIS International PLC(a)	527,487
14,156	Microsemi Corp.(a)	596,392
24,805	Perficient, Inc.(a)	461,621
23,117	Rudolph Technologies, Inc.(a)	418,418

Shares		Value (Note 2)
Technology (continued)
7,894	Synaptics, Inc.(a)	$411,435
15,141	Web.com Group, Inc.(a)	243,770
61,287	Xcerra Corp.(a)	337,691
		2,996,814

Utilities: 6.04%
91,792	Vonage Holdings Corp.(a)	629,693
20,365	West Corp.	401,598
		1,031,291

	Total Common Stocks (Cost $14,426,384)	16,348,530

SHORT TERM INVESTMENTS: 3.64%
622,098	Dreyfus Government Cash Management Fund - Institutional Class 0.278% (7-Day Yield)	622,098

	Total Short Term Investments (Cost $622,098)	622,098

Total Investments: 99.41% (Cost $15,048,482)		16,970,628

Other Assets In Excess Of Liabilities: 0.59%		101,292
Net Assets: 100.00%		$17,071,920

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	27

Emerald Insights Fund	Schedule of Investments

October 31, 2016 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 95.14%
Consumer Discretionary: 24.34%
1,853	Brunswick Corp.	$80,605
5,818	Cinemark Holdings, Inc.	231,556
1,710	Dick's Sporting Goods, Inc.	95,162
1,552	Dollar General Corp.	107,228
12,216	Fitbit, Inc., Class A(a)	161,984
1,616	Five Below, Inc.(a)	60,729
3,205	Foot Locker, Inc.	213,998
4,071	Hilton Worldwide Holdings, Inc.	92,005
8,253	IMAX Corp.(a)	249,653
1,612	Jack in the Box, Inc.	151,093
5,548	Kate Spade & Co.(a)	92,929
606	Lululemon Athletica, Inc.(a)	34,694
7,105	MGM Resorts International(a)	185,938
218	O'Reilly Automotive, Inc.(a)	57,648
1,969	Ross Stores, Inc.	123,141
830	Royal Caribbean Cruises Ltd.	63,802
1,534	Signet Jewelers Ltd.	124,653
3,775	Six Flags Entertainment Corp.	210,079
1,870	Thor Industries, Inc.	148,310
3,938	Toll Brothers, Inc.(a)	108,059
569	Ulta Salon Cosmetics & Fragrance, Inc.(a)	138,460
3,001	Under Armour, Inc., Class A(a)	93,331
2,105	Under Armour, Inc., Class C(a)	54,435
		2,879,492

Consumer Staples: 3.09%
1,379	ConAgra Foods, Inc.	66,440
2,347	Hain Celestial Group, Inc.(a)	85,360
1,476	Monster Beverage Corp.(a)	213,046
		364,846

Energy: 4.39%
1,702	Anadarko Petroleum Corp.	101,167
3,195	Cabot Oil & Gas Corp.	66,711
1,755	Diamondback Energy, Inc.(a)	160,214
2,690	Extraction Oil & Gas, Inc.(a)	57,458
2,840	Rice Energy, Inc.(a)	62,736
2,119	SM Energy Co.	71,262
		519,548

Financial Services: 12.50%
1,451	Affiliated Managers Group, Inc.(a)	192,490
1,066	Alliance Data Systems Corp.(a)	217,965
3,934	Bank of the Ozarks, Inc.	145,401
3,469	CubeSmart, REIT	90,437
322	Equinix, Inc., REIT	115,044
684	Mid-America Apartment Communities, Inc., REIT	63,441
2,156	PacWest Bancorp	93,549
826	PayPal Holdings, Inc.(a)	34,411
2,259	S&P Global, Inc.	275,259

Shares		Value (Note 2)
Financial Services (continued)
2,053	SVB Financial Group(a)	$251,020
		1,479,017

Health Care: 11.60%
1,711	Abbott Laboratories	67,140
1,068	Acadia Healthcare Co., Inc.(a)	38,405
2,179	Alnylam Pharmaceuticals, Inc.(a)	77,572
2,960	Bluebird Bio, Inc.(a)	141,340
5,281	Catalent, Inc.(a)	120,459
575	Edwards Lifesciences Corp.(a)	54,751
2,574	Incyte Corp. Ltd.(a)	223,861
4,898	Intrexon Corp.(a)	127,838
1,686	Sarepta Therapeutics, Inc.(a)	66,159
1,608	VCA, Inc.(a)	98,828
5,885	Veeva Systems, Inc., Class A(a)	228,632
306	WellCare Health Plans, Inc.(a)	34,734
754	West Pharmaceutical Services, Inc.	57,327
332	Zimmer Biomet Holdings, Inc.	34,993
		1,372,039

Materials & Processing: 6.73%
562	Acuity Brands, Inc.	125,646
3,321	Axalta Coating Systems Ltd.(a)	83,424
2,660	Berry Plastics Group, Inc.(a)	116,375
4,061	Crown Holdings, Inc.(a)	220,309
2,967	Masco Corp.	91,621
1,400	Vulcan Materials Co.	158,480
		795,855

Producer Durables: 10.15%
574	Carlisle Cos., Inc.	60,184
2,460	Dycom Industries, Inc.(a)	189,248
2,910	Korn/Ferry International	59,335
2,101	Middleby Corp.(a)	235,543
1,062	Snap-on, Inc.	163,654
6,241	Southwest Airlines Co.	249,952
3,142	Wabtec Corp.	242,908
		1,200,824

Technology: 22.34%
3,779	Activision Blizzard, Inc.	163,139
7,045	ARRIS International PLC(a)	195,710
1,119	Broadcom Ltd.	190,543
2,931	Cavium, Inc.(a)	165,455
1,424	Electronic Arts, Inc.(a)	111,812
957	Ellie Mae, Inc.(a)	101,337
1,861	Intuit, Inc.	202,365
1,687	NVIDIA Corp.	120,047
12,658	ON Semiconductor Corp.(a)	147,719
1,484	Palo Alto Networks, Inc.(a)	228,284
2,972	Proofpoint, Inc.(a)	232,945
1,911	SBA Communications Corp., Class A(a)	216,478

28	www.emeraldmutualfunds.com

Emerald Insights Fund	Schedule of Investments

October 31, 2016 (Unaudited)

Shares		Value (Note 2)
Technology (continued)
2,238	ServiceNow, Inc.(a)	$196,743
2,727	Skyworks Solutions, Inc.	209,815
6,320	VeriFone Systems, Inc.(a)	97,834
22,339	Zynga, Inc., Class A(a)	62,773
		2,642,999

	Total Common Stocks (Cost $10,707,372)	11,254,620

MASTER LIMITED PARTNERSHIPS: 0.85%
Financial Services: 0.85%
2,750	Lazard Ltd., Class A	100,265

	Total Master Limited Partnerships (Cost $92,034)	100,265

SHORT TERM INVESTMENTS: 5.00%
592,088	Dreyfus Government Cash Management Fund - Institutional Class 0.278% (7-Day Yield)	592,088

	Total Short Term Investments (Cost $592,088)	592,088

Total Investments: 100.99% (Cost $11,391,494)		11,946,973

Liabilities In Excess Of Other Assets: (0.99)%		(117,438)
Net Assets: 100.00%		$11,829,535

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	29

Emerald Banking and Finance Fund	Schedule of Investments

October 31, 2016 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.35%
Financial Services: 98.03%
Banks: Diversified: 77.92%
100,000	1st Source Corp.	$3,456,000
55,280	Access National Corp.	1,302,950
27,340	Alerus Financial Corp.	453,844
53,798	American Business Bank(a)	1,566,867
80,000	American Riviera Bank(a)	958,000
171,237	Ameris Bancorp	6,215,903
314,286	Bank of the Ozarks, Inc.	11,616,011
171,605	BNC Bancorp	4,272,964
225,409	Bridge Bancorp, Inc.	6,210,018
125,000	Capstar Financial Holdings, Inc.(a)	2,125,000
16,094	Cardinal Financial Corp.	422,950
203,323	CenterState Banks, Inc.	3,798,074
51,319	Civista Bancshares, Inc.	756,442
30,402	CNB Financial Corp.	594,359
17,052	Commerce Union Bancshares, Inc.	345,474
167,349	ConnectOne Bancorp, Inc.	3,070,854
922	Consumers Bancorp, Inc.	15,443
32,124	CU Bancorp(a)	754,914
190,303	Customers Bancorp, Inc.(a)	5,151,502
167,748	Eagle Bancorp, Inc.(a)	8,244,814
228,773	Equity Bancshares, Inc., Class A(a)	5,954,961
86,853	Farmers National Banc Corp.	911,956
191,017	FCB Financial Holdings, Inc., Class A(a)	7,124,934
188,963	First Bank(a)	1,691,219
36,040	First Busey Corp.	832,884
119,800	First Business Financial Services, Inc.	2,258,230
163,498	First Choice Bank(a)	2,575,093
20,280	First Financial Bankshares, Inc.	734,136
142,037	First Foundation, Inc.(a)	3,513,995
38,966	First of Long Island Corp.	1,244,964
170,772	Franklin Financial Network, Inc.(a)	5,567,167
246,394	Freedom Bank of Virginia(a)	2,285,304
63,620	FVC Bankcorp, Inc.(a)	1,047,821
169,868	Gold Coast Bank(a)	1,810,793
21,985	Great Western Bancorp, Inc.	708,796
61,496	Green Bancorp, Inc.(a)	636,484
22,506	Guaranty Bancorp	427,614
138,670	Heritage Commerce Corp.	1,504,570
440,592	Home BancShares, Inc.	9,477,134
16,003	HopFed Bancorp, Inc.	182,114
114,296	Howard Bancorp, Inc.(a)	1,560,140
10,720	IBERIABANK Corp.	703,768
15,250	Independent Bank Corp.	841,038
50,000	Independent Bank Corporation	840,000
15,731	Independent Bank Group, Inc.	759,807
60,120	John Marshall Bank(a)	1,052,100
65,781	Lakeland Bancorp, Inc.	930,801
46,615	Lakeland Financial Corp.	1,717,297
220,060	Live Oak Bancshares, Inc.	3,509,957
44,420	MainSource Financial Group, Inc.	1,108,723

Shares		Value (Note 2)
Banks: Diversified (continued)
259,003	Malvern Bancorp, Inc.(a)	$4,584,353
30	Mechanics Bank(a)	945,000
87,881	Mercantile Bank Corp.	2,418,485
45,870	Meridian Bancorp, Inc.	731,627
239,209	National Commerce Corp.(a)	6,769,615
48,060	Nicolet Bankshares, Inc.(a)	1,862,806
224	Oak Valley Bancorp	2,352
87,388	Old Line Bancshares, Inc.	1,720,233
31,762	Opus Bank	636,828
60,410	Pacific Mercantile Bancorp(a)	338,296
169,325	Pacific Premier Bancorp, Inc.(a)	4,377,051
151,362	PacWest Bancorp	6,567,597
75,493	Paragon Commercial Corp.(a)	2,908,745
133,412	Pinnacle Financial Partners, Inc.	6,884,059
32,250	PrivateBancorp, Inc.	1,458,990
89,430	Puget Sound Bancorp, Inc.(a)	1,580,228
44,800	QCR Holdings, Inc.	1,456,000
45,042	Renasant Corp.	1,519,717
481,505	Royal Bancshares of Pennsylvania, Inc., Class A(a)	1,251,913
62,200	Seacoast Commerce Banc Holdings	1,034,075
128,065	ServisFirst Bancshares, Inc.	6,933,439
71,512	Signature Bank(a)	8,621,487
66,236	Simmons First National Corp., Class A	3,268,747
46,032	Southern First Bancshares, Inc.(a)	1,222,150
20,598	Southern National Bancorp of Virginia, Inc.	270,246
129,815	Stonegate Bank	4,496,792
111,196	SVB Financial Group(a)	13,595,935
25,740	Texas Capital Bancshares, Inc.(a)	1,526,382
1,716	The National Capital Bank of Washington(a)	291,720
39,610	Triumph Bancorp, Inc.(a)	736,746
18,300	United Bankshares, Inc.	689,910
68,750	Unity Bancorp, Inc.	845,625
187,675	WashingtonFirst Bankshares, Inc.	4,588,654
106,242	West Town Bank & Trust(a)	2,417,006
108,804	Western Alliance Bancorp(a)	4,064,917
55,594	Yadkin Financial Corp.	1,542,178
		229,006,087

Banks: Savings, Thrift & Mortgage Lending: 10.76%
225,594	Atlantic Coast Financial Corp.(a)	1,448,313
105,020	Bofl Holding, Inc.(a)	1,956,523
125,475	First Resource Bank(a)	920,986
82,750	Flushing Financial Corp.	1,772,505
103,401	Heritage Financial Corp.	1,902,578
11,680	Home Bancorp, Inc.	335,333
18,520	Home Federal Bancorp, Inc.	443,184
44,970	LegacyTexas Financial Group, Inc.	1,538,424
120,788	Meta Financial Group, Inc.	8,847,721
182,919	OceanFirst Financial Corp.	3,782,765
45,843	Sterling Bancorp	825,174

30	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Schedule of Investments

October 31, 2016 (Unaudited)

Shares		Value (Note 2)
Banks: Savings, Thrift & Mortgage Lending (continued)
49,746	Sunshine Bancorp, Inc.(a)	$718,581
30,940	Sussex Bancorp	515,151
40,000	Waterstone Financial, Inc.	678,000
169,608	WSFS Financial Corp.	5,944,760
		31,629,998

Commercial Banks: 2.12%
30,814	County Bancorp, Inc.	607,036
157,712	Investar Holding Corp.	2,562,820
15,773	Mid Penn Bancorp, Inc.	291,800
175,683	Professional Holding Corp.(a)	2,239,958
30,517	Veritex Holdings, Inc.(a)	538,015
		6,239,629

Consumer Lending: 1.80%
66,381	LendingTree, Inc.(a)	5,300,523

Diversified Financial Services: 0.26%
25,908	MidWestOne Financial Group, Inc.	753,405

Financial Data & Services: 0.26%
21,920	Blackhawk Network Holdings, Inc.(a)	755,144

Insurance: 0.64%
50,000	James River Group Holdings Ltd.	1,882,000

Insurance: Property-Casualty: 1.39%
25,460	Atlas Financial Holdings, Inc.(a)	436,639
40,000	Federated National Holdings Co.	716,400
31,190	Hilltop Holdings, Inc.(a)	770,393
47,570	Kinsale Capital Group, Inc.	1,144,058
75,340	NMI Holdings, Inc., Class A(a)	576,351
31,441	United Insurance Holdings Corp.	455,895
		4,099,736

Real Estate Investment Trusts (REITs): 2.54%
28,070	American Campus Communities, Inc., REIT	1,462,728
49,360	Education Realty Trust, Inc., REIT	2,102,242
92,800	Independence Realty Trust, Inc., REIT	773,024
260,480	MedEquities Realty Trust, Inc., REIT(a)	3,018,963
8,100	Whitestone REIT	107,730
		7,464,687

Real Estate Management & Development: 0.05%
5,740	Marcus & Millichap, Inc.(a)	134,488

Securities Brokerage & Services: 0.29%
65,456	Virtu Financial, Inc., Class A	837,837

Shares		Value (Note 2)
Technology: 0.32%
Computer Services Software & Systems: 0.32%
95,633	Bankrate, Inc.(a)	$745,938
5,000	Black Knight Financial Services, Inc., Class A(a)	196,750
		942,688
	Total Common Stocks (Cost $233,650,009)	289,046,222

SHORT TERM INVESTMENTS: 1.88%
5,516,629	Dreyfus Government Cash Management Fund - Institutional Class 0.278% (7-Day Yield)	5,516,629

	Total Short Term Investments (Cost $5,516,629)	5,516,629

Total Investments: 100.23% (Cost $239,166,638)		294,562,851

Liabilities In Excess Of Other Assets: (0.23)%		(671,082)
Net Assets: 100.00%		$293,891,769

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	31

Emerald Funds	Statements of Assets and Liabilities

October 31, 2016 (Unaudited)

	Emerald Growth Fund	Emerald Small Cap Value Fund	Emerald Insights Fund	Emerald Banking and Finance Fund
ASSETS:
Investments, at value	$908,527,406	$16,970,628	$11,946,973	$294,562,851
Receivable for investments sold	10,115,316	263,217	53,018	1,120,539
Receivable for shares sold	9,168,755	91,564	–	545,140
Interest and dividends receivable	118,228	5	2,366	92,462
Other assets	53,801	32,807	29,802	34,140
Total Assets	927,983,506	17,358,221	12,032,159	296,355,132
LIABILITIES:
Payable for investments purchased	4,506,034	157,961	170,514	1,280,250
Payable for shares redeemed	9,596,317	98,711	4,504	665,155
Investment advisory fees payable	491,209	5,103	435	232,414
Payable to fund accounting and administration	39,002	1,768	1,622	13,371
Payable for distribution and service fees	296,575	1,025	4,744	209,085
Payable for trustee fees and expenses	5,992	43	85	1,975
Payable for transfer agency fees	43,896	2,259	2,764	23,653
Payable for chief compliance officer fee	3,729	47	60	1,520
Payable for principal financial officer fee	619	4	10	253
Payable for professional fees	13,579	12,763	11,425	11,625
Accrued expenses and other liabilities	50,845	6,617	6,461	24,062
Total Liabilities	15,047,797	286,301	202,624	2,463,363
NET ASSETS	$912,935,709	$17,071,920	$11,829,535	$293,891,769
NET ASSETS CONSIST OF:
Paid‐in capital (Note 5)	$909,380,377	$15,945,085	$12,456,001	$252,570,960
Accumulated net investment income/(loss)	(4,299,811)	25,785	(59,682)	(922,498)
Accumulated net realized loss	(60,233,281)	(821,096)	(1,122,263)	(13,152,906)
Net unrealized appreciation	68,088,424	1,922,146	555,479	55,396,213
NET ASSETS	$912,935,709	$17,071,920	$11,829,535	$293,891,769
INVESTMENTS, AT COST	$840,438,982	$15,048,482	$11,391,494	$239,166,638
PRICING OF SHARES
Class A: (a)
Net Asset Value, offering and redemption price per share	$18.54	$13.41	$10.00	$32.38
Net Assets	$284,505,406	$451,282	$10,308,035	$97,610,207
Shares of beneficial interest outstanding	15,341,539	33,663	1,030,373	3,014,954
Maximum offering price per share (NAV/.9525, based on maximum sales charge of 4.75% of the offering price)	$19.47	$14.07	$10.50	$33.99
Class C: (a)
Net Asset Value, offering and redemption price per share	$15.98	$13.30	$9.84	$29.11
Net Assets	$36,892,579	$619,686	$98,364	$52,535,597
Shares of beneficial interest outstanding	2,308,602	46,580	9,993	1,804,904
Institutional Class:
Net Asset Value, offering and redemption price per share	$19.13	$13.45	$10.06	$32.86
Net Assets	$486,536,387	$14,506,210	$1,327,622	$63,758,195
Shares of beneficial interest outstanding	25,427,628	1,078,401	131,988	1,940,224
Investor Class:
Net Asset Value, offering and redemption price per share	$18.48	$13.39	$9.98	$31.00
Net Assets	$105,001,337	$1,494,742	$95,514	$79,987,770
Shares of beneficial interest outstanding	5,681,748	111,622	9,573	2,580,146

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Funds' Prospectus.

See Notes to Financial Statements

32	www.emeraldmutualfunds.com

Emerald Funds	Statements of Operations

For the Six Months or Period Ended October 31, 2016 (Unaudited)

	Emerald Growth Fund	Emerald Small Cap Value Fund	Emerald Insights Fund	Emerald Banking and Finance Fund
INVESTMENT INCOME:
Dividends	2,318,836	127,026	45,557	1,637,011
Foreign taxes withheld	–	(2,945)	(58)	–
Total Investment Income	2,318,836	124,081	45,499	1,637,011

EXPENSES:
Investment advisory fee (Note 6)	2,911,529	64,818	48,377	1,371,739
Administration fee	217,950	4,777	5,054	69,144
Custodian fee	43,412	2,528	2,528	17,564
Professional fees	21,732	8,741	9,073	15,111
Transfer agent fee	162,438	14,627	16,705	83,005
Trustee fees and expenses	13,514	216	189	4,416
Registration/filing fees	98,679	23,651	21,158	47,761
Reports to shareholder and printing fees	46,662	1,688	961	17,275
Distribution and service fees
Class A	563,253	686	19,649	181,074
Class C	210,153	3,085	513	261,772
Institutional Class	120,494	–	370	15,406
Investor Class	224,151	2,240	182	152,360
Chief compliance officer fee	22,448	385	314	7,209
Principal financial officer fee	3,739	60	53	1,201
Other	21,237	3,571	3,818	9,260
Total expenses before waiver	4,681,391	131,073	128,944	2,254,297
Less fees waived/reimbursed by investment advisor (Note 6)	–	(38,626)	(43,662)	–
Total Net Expenses	4,681,391	92,447	85,282	2,254,297
NET INVESTMENT INCOME/(LOSS):	(2,362,555)	31,634	(39,783)	(617,286)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss	(13,673,679)	(29,532)	(731)	(402,918)
Net change in unrealized appreciation	70,722,063	544,010	494,650	10,182,643
NET REALIZED AND UNREALIZED GAIN	57,048,384	514,478	493,919	9,779,725
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,685,829	$546,112	$454,136	$9,162,439

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	33

Emerald Growth Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment loss	$(2,362,555)	$(5,189,508)
Net realized loss	(13,673,679)	(45,883,891)
Net change in unrealized appreciation/(depreciation)	70,722,063	(70,373,366)
Net increase/(decrease) in net assets resulting from operations	54,685,829	(121,446,765)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
From net realized gains
Class A	–	(8,925,260)
Class C	–	(1,239,080)
Institutional Class	–	(9,080,768)
Investor Class	–	(3,291,011)
Net decrease in net assets from distributions	–	(22,536,119)
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	26,317,301	381,182,773
Issued to shareholders in reinvestment of distributions	–	8,212,776
Cost of shares redeemed	(85,708,646)	(133,632,331)
Net increase/(decrease) from share transactions	(59,391,345)	255,763,218
Class C
Proceeds from sale of shares	357,636	38,113,416
Issued to shareholders in reinvestment of distributions	–	1,010,353
Cost of shares redeemed	(7,999,419)	(4,668,547)
Net increase/(decrease) from share transactions	(7,641,783)	34,455,222
Institutional Class
Proceeds from sale of shares	78,718,692	461,582,646
Issued to shareholders in reinvestment of distributions	–	8,228,820
Cost of shares redeemed	(70,944,550)	(133,394,758)
Net increase from share transactions	7,774,142	336,416,708
Investor Class
Proceeds from sale of shares	16,633,329	171,962,946
Issued to shareholders in reinvestment of distributions	–	2,169,384
Cost of shares redeemed	(30,518,124)	(62,270,391)
Net increase/(decrease) from share transactions	(13,884,795)	111,861,939
Net increase/(decrease) in net assets	$(18,457,952)	$594,514,203
NET ASSETS:
Beginning of period	931,393,661	336,879,458
End of period (including accumulated net investment loss of $(4,299,811) and $(1,937,256))	$912,935,709	$931,393,661

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Emerald Growth Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	1,415,759	19,174,156
Distributions reinvested	–	443,454
Redeemed	(4,549,811)	(7,327,683)
Net increase/(decrease) in shares outstanding	(3,134,052)	12,289,927
Class C
Sold	22,150	2,128,222
Distributions reinvested	–	62,950
Redeemed	(492,051)	(295,110)
Net increase/(decrease) in shares outstanding	(469,901)	1,896,062
Institutional Class
Sold	4,063,444	23,158,775
Distributions reinvested	–	431,732
Redeemed	(3,750,736)	(6,952,343)
Net increase in shares outstanding	312,708	16,638,164
Investor Class
Sold	892,478	8,581,157
Distributions reinvested	–	117,518
Redeemed	(1,655,865)	(3,431,264)
Net increase/(decrease) in shares outstanding	(763,387)	5,267,411

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	35

Emerald Small Cap Value Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Period October 1, 2015 to April 30, 2016(a)	Year Ended September 30, 2015
OPERATIONS:
Net investment income/(loss)	$31,634	$(9,086)	$81,815
Net realized gain/(loss)	(29,532)	205,540	(997,104)
Net change in unrealized appreciation	544,010	243,735	1,168,742
Net increase in net assets resulting from operations	546,112	440,189	253,453

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
From net investment income
Class A	–	(55)	–
Class C	–	(31)	–
Institutional Class	–	(78,137)	(76,689)
Investor Class	–	(3,585)	(1,619)
From net realized gains
Class A	–	–	(405)
Class C	–	–	(405)
Institutional Class	–	–	(505,155)
Investor Class	–	–	(11,254)
Net decrease in net assets from distributions	–	(81,807)	(595,527)
SHARE TRANSACTIONS (NOTE 5):
Class A (b)
Proceeds from sale of shares	115,814	327,544	15,000
Issued to shareholders in reinvestment of distributions	–	55	405
Cost of shares redeemed	(13,298)	–	–
Net increase from share transactions	102,516	327,599	15,405
Class C (c)
Proceeds from sale of shares	40,000	554,859	15,000
Issued to shareholders in reinvestment of distributions	–	31	405
Cost of shares redeemed	(2,874)	–	–
Net increase from share transactions	37,126	554,891	15,405
Institutional Class
Proceeds from sale of shares	511,904	631,324	3,861,703
Issued to shareholders in reinvestment of distributions	–	64,940	483,048
Cost of shares redeemed	(153,555)	(3,833,338)	(11,838,177)
Net increase/(decrease) from share transactions	358,349	(3,137,074)	(7,493,426)
Investor Class
Proceeds from sale of shares	156,862	1,660,183	83,181
Issued to shareholders in reinvestment of distributions	–	3,585	12,813
Cost of shares redeemed	(672,054)	(158,757)	(173,977)
Net increase/(decrease) from share transactions	(515,192)	1,505,011	(77,983)
Net increase/(decrease) in net assets	$528,911	$(391,193)	$(7,882,673)
NET ASSETS:
Beginning of period	16,543,009	16,934,202	24,816,875
End of period (including accumulated net investment income/(loss) of $25,785, $(5,849) and $81,801)	$17,071,920	$16,543,009	$16,934,202

36	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Period October 1, 2015 to April 30, 2016(a)	Year Ended September 30, 2015
Other Information:
SHARE TRANSACTIONS:
Class A (b)
Sold	8,523	25,051	1,063
Distributions reinvested	–	4	30
Redeemed	(1,009)	–	–
Net increase in shares outstanding	7,514	25,055	1,093
Class C (c)
Sold	3,068	42,635	1,063
Distributions reinvested	–	2	30
Redeemed	(218)	–	–
Net increase in shares outstanding	2,850	42,637	1,093
Institutional Class
Sold	38,504	49,075	289,259
Distributions reinvested	–	5,138	36,038
Redeemed	(11,480)	(301,180)	(934,159)
Net increase/(decrease) in shares outstanding	27,024	(246,967)	(608,862)
Investor Class
Sold	11,855	132,087	6,169
Distributions reinvested	–	284	959
Redeemed	(50,144)	(13,942)	(12,883)
Net increase/(decrease) in shares outstanding	(38,289)	118,429	(5,755)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Class A commenced operations on June 30, 2015.
(c)	Class C commenced operations on June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	37

Emerald Insights Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment loss	$(39,783)	$(60,421)
Net realized loss	(731)	(991,477)
Net change in unrealized appreciation/(depreciation) on investments	494,650	(608,622)
Net increase/(decrease) in net assets resulting from operations	454,136	(1,660,520)
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	288,944	7,019,638
Cost of shares redeemed	(1,767,739)	(644,531)
Net increase/(decrease) from share transactions	(1,478,795)	6,375,107
Class C
Proceeds from sale of shares	–	90,586
Cost of shares redeemed	(5,340)	(7,964)
Net increase/(decrease) from share transactions	(5,340)	82,622
Institutional Class
Proceeds from sale of shares	47,178	1,476,544
Cost of shares redeemed	(497,652)	(108,493)
Net increase/(decrease) from share transactions	(450,474)	1,368,051
Investor Class
Proceeds from sale of shares	11,500	980,954
Cost of shares redeemed	(4,700)	(1,089,191)
Net increase/(decrease) from share transactions	6,800	(108,237)
Net increase/(decrease) in net assets	$(1,473,673)	$6,057,023
NET ASSETS:
Beginning of period	13,303,208	7,246,185
End of period (including accumulated net investment loss of $(59,682) and $(19,899))	$11,829,535	$13,303,208
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	28,605	648,075
Redeemed	(173,698)	(63,986)
Net increase/(decrease) in shares outstanding	(145,093)	584,089
Class C
Sold	–	8,833
Redeemed	(520)	(777)
Net increase/(decrease) in shares outstanding	(520)	8,056
Institutional Class
Sold	4,829	163,820
Redeemed	(50,555)	(11,482)
Net increase/(decrease) in shares outstanding	(45,726)	152,338
Investor Class
Sold	1,157	89,665
Redeemed	(484)	(121,592)
Net increase/(decrease) in shares outstanding	673	(31,927)

See Notes to Financial Statements.

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Emerald Banking and Finance Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment loss	$(617,286)	$(703,999)
Net realized loss	(402,918)	(9,446,349)
Net change in unrealized appreciation	10,182,643	9,022,785
Net increase/(decrease) in net assets resulting from operations	9,162,439	(1,127,563)

SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	9,178,006	139,134,278
Cost of shares redeemed	(25,493,074)	(75,700,736)
Net increase/(decrease) from share transactions	(16,315,068)	63,433,542
Class C
Proceeds from sale of shares	3,905,230	23,271,396
Cost of shares redeemed	(5,310,223)	(4,636,338)
Net increase/(decrease) from share transactions	(1,404,993)	18,635,058
Institutional Class
Proceeds from sale of shares	8,816,571	56,443,883
Cost of shares redeemed	(8,713,645)	(19,778,965)
Net increase from share transactions	102,926	36,664,918
Investor Class
Proceeds from sale of shares	21,510,060	112,489,510
Cost of shares redeemed	(24,188,679)	(56,677,531)
Net increase/(decrease) from share transactions	(2,678,619)	55,811,979
Net increase/(decrease) in net assets	$(11,133,315)	$173,417,934
NET ASSETS:
Beginning of period	305,025,084	131,607,150
End of period (including accumulated net investment loss of $(922,498) and $(305,212))	$293,891,769	$305,025,084

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	293,053	4,379,264
Redeemed	(815,512)	(2,525,433)
Net increase/(decrease) in shares outstanding	(522,459)	1,853,831
Class C
Sold	135,696	809,825
Redeemed	(187,590)	(169,473)
Net increase/(decrease) in shares outstanding	(51,894)	640,352
Institutional Class
Sold	275,917	1,770,911
Redeemed	(281,398)	(639,328)
Net increase/(decrease) in shares outstanding	(5,481)	1,131,583
Investor Class
Sold	706,589	3,679,872
Redeemed	(811,315)	(1,987,638)
Net increase/(decrease) in shares outstanding	(104,726)	1,692,234

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	39

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS A
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$17.52		$20.02	$18.11	$15.60	$16.20	$13.37		$13.57
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.06)		(0.15)	(0.18)	(0.21)	(0.15)	(0.05)		(0.14)
Net realized and unrealized gain/(loss) on investments	1.08		(1.88)	3.43	4.33	1.40	2.88		(0.06)
Total from Investment Operations	1.02		(2.03)	3.25	4.12	1.25	2.83		(0.20)

LESS DISTRIBUTIONS:
From capital gains	–		(0.47)	(1.34)	(1.61)	(1.85)	–		–
Total Distributions	–		(0.47)	(1.34)	(1.61)	(1.85)	–		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.02		(2.50)	1.91	2.51	(0.60)	2.83		(0.20)
NET ASSET VALUE, END OF PERIOD	$18.54		$17.52	$20.02	$18.11	$15.60	$16.20		$13.37

TOTAL RETURN(d)	5.82	%(e)	(10.28)%	18.38%	26.01%	9.14%	21.17	%(e)	(1.47)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$284,505		$323,603	$123,828	$77,900	$46,605	$41,991		$37,008
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.61	)%(f)	(0.81)%	(0.93)%	(1.12)%	(1.01)%	(1.02	)%(f)	(1.03)%
Operating expenses excluding reimbursement/waiver	1.10	%(f)	1.17%	1.29%	1.31%	1.38%	1.36	%(f)	1.36%
Operating expenses including reimbursement/waiver	1.10	%(f)	1.17%	1.29%	1.29%	1.29%	1.29	%(f)	1.29%
PORTFOLIO TURNOVER RATE	30	%(e)	45%	68%	70%	78%	28	%(e)	75%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

40	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$15.14		$17.48	$16.07	$14.07	$14.89	$12.31		$12.58
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.10)		(0.24)	(0.27)	(0.30)	(0.23)	(0.08)		(0.22)
Net realized and unrealized gain/(loss) on investments	0.94		(1.63)	3.02	3.91	1.26	2.66		(0.05)
Total from Investment Operations	0.84		(1.87)	2.75	3.61	1.03	2.58		(0.27)

LESS DISTRIBUTIONS:
From capital gains	–		(0.47)	(1.34)	(1.61)	(1.85)	–		–
Total Distributions	–		(0.47)	(1.34)	(1.61)	(1.85)	–		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.84		(2.34)	1.41	2.00	(0.82)	2.58		(0.27)
NET ASSET VALUE, END OF PERIOD	$15.98		$15.14	$17.48	$16.07	$14.07	$14.89		$12.31

TOTAL RETURN(d)	5.55	%(e)	(10.87)%	17.58%	25.19%	8.43%	20.96	%(e)	(2.15)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$36,893		$42,075	$15,427	$11,645	$4,946	$3,026		$2,743
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.26	)%(f)	(1.46)%	(1.58)%	(1.77)%	(1.65)%	(1.67	)%(f)	(1.68)%
Operating expenses excluding reimbursement/waiver	1.75	%(f)	1.81%	1.94%	1.96%	2.03%	2.01	%(f)	2.01%
Operating expenses including reimbursement/waiver	1.75	%(f)	1.81%	1.94%	1.94%	1.94%	1.94	%(f)	1.94%
PORTFOLIO TURNOVER RATE	30	%(e)	45%	68%	70%	78%	28	%(e)	75%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	41

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$18.04		$20.54	$18.49	$15.86	$16.39	$13.51		$13.67
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.03)		(0.10)	(0.12)	(0.16)	(0.11)	(0.04)		(0.10)
Net realized and unrealized gain/(loss) on investments	1.12		(1.93)	3.51	4.40	1.43	2.92		(0.06)
Total from Investment Operations	1.09		(2.03)	3.39	4.24	1.32	2.88		(0.16)

LESS DISTRIBUTIONS:
From capital gains	–		(0.47)	(1.34)	(1.61)	(1.85)	–		–
Total Distributions	–		(0.47)	(1.34)	(1.61)	(1.85)	–		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.09		(2.50)	2.05	2.63	(0.53)	2.88		(0.16)
NET ASSET VALUE, END OF PERIOD	$19.13		$18.04	$20.54	$18.49	$15.86	$16.39		$13.51

TOTAL RETURN	6.04	%(d)	(9.97)%	18.77%	26.35%	9.47%	21.32	%(d)	(1.17)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$486,536		$453,190	$174,107	$134,440	$86,238	$83,149		$64,930
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.31	)%(e)	(0.51)%	(0.63)%	(0.82)%	(0.71)%	(0.72	)%(e)	(0.72)%
Operating expenses excluding reimbursement/waiver	0.79	%(e)	0.87%	0.99%	1.00%	1.08%	1.06	%(e)	1.06%
Operating expenses including reimbursement/waiver	0.79	%(e)	0.87%	0.99%	0.99%	0.99%	0.99	%(e)	0.99%
PORTFOLIO TURNOVER RATE	30	%(d)	45%	68%	70%	78%	28	%(d)	75%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

42	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Period Ended December 31, 2011(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$17.46		$19.97	$18.06	$15.57	$16.18	$13.35		$15.74
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(d)	(0.06)		(0.16)	(0.17)	(0.23)	(0.16)	(0.05)		(0.09)
Net realized and unrealized gain/(loss) on investments	1.08		(1.88)	3.42	4.33	1.40	2.88		(2.30)
Total from Investment Operations	1.02		(2.04)	3.25	4.10	1.24	2.83		(2.39)

LESS DISTRIBUTIONS:
From capital gains	–		(0.47)	(1.34)	(1.61)	(1.85)	–		–
Total Distributions	–		(0.47)	(1.34)	(1.61)	(1.85)	–		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.02		(2.51)	1.91	2.49	(0.61)	2.83		(2.39)
NET ASSET VALUE, END OF PERIOD	$18.48		$17.46	$19.97	$18.06	$15.57	$16.18		$13.35

TOTAL RETURN	5.84	%(e)	(10.36)%	18.44%	25.93%	9.08%	21.20	%(e)	(15.18	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$105,001		$112,526	$23,517	$15,870	$1,842	$1,085		$879
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.66	)%(f)	(0.84)%	(0.91)%	(1.18)%	(1.05)%	(1.07	)%(f)	(1.00	)%(f)
Operating expenses excluding reimbursement/waiver	1.14	%(f)	1.19%	1.27%	1.34%	1.43%	1.41	%(f)	1.43	%(f)
Operating expenses including reimbursement/waiver	1.14	%(f)	1.19%	1.27%	1.34%	1.34%	1.34	%(f)	1.34	%(f)
PORTFOLIO TURNOVER RATE	30	%(e)	45%	68%	70%	78%	28	%(e)	75	%(g)

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)	The Fund began offering Investor Class shares on May 2, 2011.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	43

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS A
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Period October 1, 2015 to April 30, 2016(a)		Period Ended September 30, 2015(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.00		$12.70		$14.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	0.00	(d)	(0.09)		(0.01)
Net realized and unrealized gain/(loss) on investments	0.41		0.44		(1.03)
Total from Investment Operations	0.41		0.35		(1.04)

LESS DISTRIBUTIONS:
From investment income	–		(0.05)		–
From capital gains	–		–		(0.38)
Total Distributions	–		(0.05)		(0.38)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.41		0.30		(1.42)
NET ASSET VALUE, END OF PERIOD	$13.41		$13.00		$12.70

TOTAL RETURN	3.15	%(e)	2.77	%(e)	(7.49	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$451		$340		$14
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	0.06	%(f)	(1.13	)%(f)	(0.24	)%(f)
Operating expenses excluding reimbursement/waiver	1.79	%(f)	2.69	%(f)	2.16	%(f)
Operating expenses including reimbursement/waiver	1.35	%(f)	1.35	%(f)	1.35	%(f)
PORTFOLIO TURNOVER RATE	26	%(e)	31	%(e)	69	%(e)(g)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Class A commenced operations on June 30, 2015.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Less than $0.005 per share.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2015.

See Notes to Financial Statements.

44	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Period October 1, 2015 to April 30, 2016(a)		Period Ended September 30, 2015(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.94		$12.68		$14.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.04)		(0.14)		(0.03)
Net realized and unrealized gain/(loss) on investments	0.40		0.43		(1.03)
Total from Investment Operations	0.36		0.29		(1.06)

LESS DISTRIBUTIONS:
From investment income	–		(0.03)		–
From capital gains	–		–		(0.38)
Total Distributions	–		(0.03)		(0.38)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.36		0.26		(1.44)
NET ASSET VALUE, END OF PERIOD	$13.30		$12.94		$12.68

TOTAL RETURN	2.78	%(d)	2.28	%(d)	(7.63	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$620		$566		$14
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.57	)%(e)	(2.06	)%(e)	(0.89	)%(e)
Operating expenses excluding reimbursement/waiver	2.45	%(e)	3.37	%(e)	2.81	%(e)
Operating expenses including reimbursement/waiver	2.00	%(e)	2.00	%(e)	2.00	%(e)
PORTFOLIO TURNOVER RATE	26	%(d)	31	%(d)	69	%(d)(f)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Class C commenced operations on June 30, 2015.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	45

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Period October 1, 2015 to April 30, 2016(a)		Year Ended September 30, 2015(b)	Year Ended September 30, 2014	Period Ended September 30, 2013(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.02		$12.71		$12.76	$12.56	$10.00
INCOME FROM OPERATIONS:
Net investment income/(loss)(d)	0.03		(0.01)		0.06	0.09	0.05
Net realized and unrealized gain on investments	0.40		0.38		0.33	0.76	2.54
Total from Investment Operations	0.43		0.37		0.39	0.85	2.59

LESS DISTRIBUTIONS:
From investment income	–		(0.06)		(0.06)	(0.01)	(0.03)
From capital gains	–		–		(0.38)	(0.64)	–
Total Distributions	–		(0.06)		(0.44)	(0.65)	(0.03)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.43		0.31		(0.05)	0.20	2.56
NET ASSET VALUE, END OF PERIOD	$13.45		$13.02		$12.71	$12.76	$12.56

TOTAL RETURN	3.30	%(e)	2.94	%(e)	2.93%	6.64%	25.99	%(e)
SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$14,506		$13,691		$16,507	$24,343	$8,442
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	0.43	%(f)	(0.07	)%(f)	0.45%	0.65%	0.48	%(f)
Operating expenses excluding reimbursement/waiver	1.45	%(f)	1.75	%(f)	1.43%	1.29%	1.95	%(f)
Operating expenses including reimbursement/waiver	1.00	%(f)	1.00	%(f)	1.00%	1.00%	1.00	%(f)
PORTFOLIO TURNOVER RATE	26	%(e)	31	%(e)	69%	49%	67	%(e)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Prior to its June 26, 2015 reorganization with and into the Emerald Small Cap Value Fund, the Fund was known as the Elessar Small Cap Value Fund.
(c)	For the period October 15, 2012 (commencement of investment operations) through September 30, 2013.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

46	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Period October 1, 2015 to April 30, 2016(a)		Year Ended September 30, 2015(b)	Year Ended September 30, 2014	Period Ended September 30, 2013(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.98		$12.68		$12.73	$12.54	$10.00
INCOME FROM OPERATIONS:
Net investment income/(loss)(d)	0.01		(0.02)		0.03	0.07	0.02
Net realized and unrealized gain on investments	0.40		0.37		0.35	0.76	2.54
Total from Investment Operations	0.41		0.35		0.38	0.83	2.56

LESS DISTRIBUTIONS:
From investment income	–		(0.05)		(0.05)	–	(0.02)
From capital gains	–		–		(0.38)	(0.64)	–
Total Distributions	–		(0.05)		(0.43)	(0.64)	(0.02)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.41		0.30		(0.05)	0.19	2.54
NET ASSET VALUE, END OF PERIOD	$13.39		$12.98		$12.68	$12.73	$12.54

TOTAL RETURN	3.16	%(e)	2.80	%(e)	2.82%	6.46%	25.69	%(e)
SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$1,495		$1,946		$399	$474	$271
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	0.22	%(f)	(0.25	)%(f)	0.22%	0.52%	0.16	%(f)
Operating expenses excluding reimbursement/waiver	1.70	%(f)	2.14	%(f)	1.67%	1.56%	2.49	%(f)
Operating expenses including reimbursement/waiver	1.25	%(f)	1.25	%(f)	1.25%	1.25%	1.25	%(f)
PORTFOLIO TURNOVER RATE	26	%(e)	31	%(e)	69%	49%	67	%(e)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Prior to its June 26, 2015 reorganization with and into the Emerald Small Cap Value Fund, the Fund was known as the Elessar Small Cap Value Fund.
(c)	For the period October 15, 2012 (commencement of investment operations) through September 30, 2013.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	47

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period presented

	CLASS A
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$9.69		$10.98	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.03)		(0.05)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.34		(1.24)	1.03
Total from Investment Operations	0.31		(1.29)	0.98

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.31		(1.29)	0.98
NET ASSET VALUE, END OF PERIOD	$10.00		$9.69	$10.98

TOTAL RETURN(b)	3.20	%(c)	(11.75%)	9.80	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$10,308		$11,388	$6,493
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.65%	)(d)	(0.54%)	(0.66%	)(d)
Operating expenses excluding reimbursement/waiver	2.03	%(d)	2.01%	2.57	%(d)(e)
Operating expenses including reimbursement/waiver	1.35	%(d)	1.35%	1.35	%(d)(e)
PORTFOLIO TURNOVER RATE	40	%(c)	99%	88	%(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

48	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period presented

	CLASS C
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$9.56		$10.92	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.06)		(0.11)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.34		(1.25)	1.02
Total from Investment Operations	0.28		(1.36)	0.92

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.28		(1.36)	0.92
NET ASSET VALUE, END OF PERIOD	$9.84		$9.56	$10.92

TOTAL RETURN(b)	2.93	%(c)	(12.45%)	9.20	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$98		$101	$27
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.30	%)(d)	(1.17%)	(1.34	%)(d)
Operating expenses excluding reimbursement/waiver	2.68	%(d)	2.70%	7.25	%(d)(e)
Operating expenses including reimbursement/waiver	2.00	%(d)	2.00%	2.00	%(d)(e)
PORTFOLIO TURNOVER RATE	40	%(c)	99%	88	%(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	49

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016		For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$9.73		$10.99		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.02)		(0.00	)(b)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.35		(1.26)		1.02
Total from Investment Operations	0.33		(1.26)		0.99

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.33		(1.26)		0.99
NET ASSET VALUE, END OF PERIOD	$10.06		$9.73		$10.99

TOTAL RETURN	3.39	%(c)	(11.46%)		9.90	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$1,328		$1,729		$279
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.34	%)(d)	(0.05%)		(0.34	%)(d)
Operating expenses excluding reimbursement/waiver	1.73	%(d)	1.90%		4.66	%(d)(e)
Operating expenses including reimbursement/waiver	1.05	%(d)	1.05%		1.05	%(d)(e)
PORTFOLIO TURNOVER RATE	40	%(c)	99%		88	%(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

50	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$9.67		$10.96	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.04)		(0.08)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.35		(1.21)	1.01
Total from Investment Operations	0.31		(1.29)	0.96

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.31		(1.29)	0.96
NET ASSET VALUE, END OF PERIOD	$9.98		$9.67	$10.96

TOTAL RETURN	3.21	%(b)	(11.77%)	9.60	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$96		$86	$448
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.70	%)(c)	(0.72%)	(0.67	%)(c)
Operating expenses excluding reimbursement/waiver	2.08	%(c)	1.91%	2.96	%(c)(d)
Operating expenses including reimbursement/waiver	1.40	%(c)	1.40%	1.40	%(c)(d)
PORTFOLIO TURNOVER RATE	40	%(b)	99%	88	%(b)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.
(d)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	51

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS A
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$31.27		$28.85	$26.11	$20.08	$16.96	$15.16		$15.89
INCOME/(LOSS) FROM OPERATIONS:(c)
Net investment loss(d)	(0.06)		(0.06)	(0.16)	(0.13)	(0.01)	(0.01)		(0.03)
Net realized and unrealized gain/(loss) on investments	1.17		2.48	2.90	6.16	3.13	1.81		(0.70)
Total from Investment Operations	1.11		2.42	2.74	6.03	3.12	1.80		(0.73)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.11		2.42	2.74	6.03	3.12	1.80		(0.73)
NET ASSET VALUE, END OF PERIOD	$32.38		$31.27	$28.85	$26.11	$20.08	$16.96		$15.16

TOTAL RETURN(e)	3.55	%(f)	8.39%	10.49%	30.03%	18.40%	11.87	%(f)	(4.59)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$97,610		$110,601	$48,575	$48,622	$25,496	$21,363		$20,412
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.35	)%(g)	(0.21)%	(0.58)%	(0.53)%	(0.06)%	(0.24	)%(g)	(0.22)%
Operating expenses excluding reimbursement/waiver	1.47	%(g)	1.48%	1.60%	1.72%	1.88%	1.96	%(g)	1.90%
Operating expenses including reimbursement/waiver	1.47	%(g)	1.48%	1.60%	1.72%	1.84%	1.85	%(g)	n/a
PORTFOLIO TURNOVER RATE	15	%(f)	30%	33%	34%	53%	9	%(f)	27%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Banking and Finance Fund, the Fund was known as the Forward Banking and Finance Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)	Per share amounts are based upon average shares outstanding.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

See Notes to Financial Statements.

52	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$28.20		$26.19	$23.86	$18.46	$15.70	$14.06		$14.82
INCOME/(LOSS) FROM OPERATIONS:(c)
Net investment loss(d)	(0.14)		(0.24)	(0.30)	(0.26)	(0.11)	(0.04)		(0.11)
Net realized and unrealized gain/(loss) on investments	1.05		2.25	2.63	5.66	2.87	1.68		(0.65)
Total from Investment Operations	0.91		2.01	2.33	5.40	2.76	1.64		(0.76)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.91		2.01	2.33	5.40	2.76	1.64		(0.76)
NET ASSET VALUE, END OF PERIOD	$29.11		$28.20	$26.19	$23.86	$18.46	$15.70		$14.06

TOTAL RETURN(e)	3.23	%(f)	7.67%	9.77%	29.25%	17.58%	11.66	%(f)	(5.13)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$52,536		$52,366	$31,862	$28,222	$17,705	$14,690		$13,675
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.01	)%(g)	(0.87)%	(1.23)%	(1.18)%	(0.68)%	(0.82	)%(g)	(0.77)%

Operating expenses excluding reimbursement/waiver	2.12	%(g)	2.13%	2.25%	2.38%	2.54%	2.55	%(g)	2.45%

Operating expenses including reimbursement/waiver	2.12	%(g)	2.13%	2.25%	2.38%	2.49%	2.44	%(g)	n/a
PORTFOLIO TURNOVER RATE	15	%(f)	30%	33%	34%	53%	9	%(f)	27%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Banking and Finance Fund, the Fund was known as the Forward Banking and Finance Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)	Per share amounts are based upon average shares outstanding.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	53

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period March 16, 2012 to April 30, 2012(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$31.69		$29.15	$26.29	$20.15	$16.96	$16.85
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	(0.01)		0.03	(0.07)	(0.06)	0.01	(0.01)
Net realized and unrealized gain on investments	1.18		2.51	2.93	6.20	3.18	0.12
Total from Investment Operations	1.17		2.54	2.86	6.14	3.19	0.11

NET INCREASE IN NET ASSET VALUE	1.17		2.54	2.86	6.14	3.19	0.11
NET ASSET VALUE, END OF PERIOD	$32.86		$31.69	$29.15	$26.29	$20.15	$16.96

TOTAL RETURN	3.69	%(c)	8.71%	10.88%	30.47%	18.81%	0.65	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$63,758		$61,654	$23,730	$22,062	$4,321	$8
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.06	)%(d)	0.11%	(0.25)%	(0.23)%	0.06%	(0.27	)%(d)
Operating expenses excluding reimbursement/waiver	1.17	%(d)	1.15%	1.27%	1.37%	1.62%	1.83	%(d)
Operating expenses including reimbursement/waiver	1.17	%(d)	1.15%	1.27%	1.37%	1.54%	1.53	%(d)
PORTFOLIO TURNOVER RATE	15	%(c)	30%	33%	34%	53%	9	%(c)(e)

(a)	The Fund began offering Institutional Class shares on March 16, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the period ended April 30, 2012.

See Notes to Financial Statements.

54	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$29.95		$27.64	$25.01	$19.23	$16.25	$14.50		$15.14
INCOME/(LOSS) FROM OPERATIONS:(c)
Net investment income/(loss)(d)	(0.06)		(0.07)	(0.15)	(0.12)	(0.01)	(0.00	)(e)	0.07
Net realized and unrealized gain/(loss) on investments	1.11		2.38	2.78	5.90	2.99	1.75		(0.71)
Total from Investment Operations	1.05		2.31	2.63	5.78	2.98	1.75		(0.64)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.05		2.31	2.63	5.78	2.98	1.75		(0.64)
NET ASSET VALUE, END OF PERIOD	$31.00		$29.95	$27.64	$25.01	$19.23	$16.25		$14.50

TOTAL RETURN	3.51	%(f)	8.36%	10.52%	30.06%	18 .34%	12.07	%(f)	(4.23)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$79,988		$80,404	$27,440	$19,235	$6,255	$693		$136
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.40	)%(g)	(0.23)%	(0.56)%	(0.53)%	(0.08)%	(0.07	)%(g)	0.47%
Operating expenses excluding reimbursement/waiver	1.52	%(g)	1.48%	1.58%	1.69%	1.94%	1.88	%(g)	1.48%
Operating expenses including reimbursement/waiver	1.52	%(g)	1.48%	1.58%	1.69%	1.89%	1.72	%(g)	n/a
PORTFOLIO TURNOVER RATE	15	%(f)	30%	33%	34%	53%	9	%(f)	27%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Banking and Finance Fund, the Fund was known as the Forward Banking and Finance Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)	Per share amounts are based upon average shares outstanding.
(e)	Less than $0.005 per share.
(f)	Not Annualized.
(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	55

Emerald Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open‐end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi‐annual report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). Prior to March 16, 2012, the Emerald Banking and Finance Fund was known as the Forward Banking and Finance Fund and the Emerald Growth Fund was known as the Forward Growth Fund.  Effective March 13, 2012, the Board of Trustees (the “Board”) approved changing the fiscal year end of the Funds from December 31 to April 30.  The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015.  Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long‐term growth through capital appreciation.  The Emerald Small Cap Value Fund seeks long‐term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP.  The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open‐end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange‐traded open‐end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves.  If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three‐tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

56	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of October 31, 2016:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$889,940,313	$–	$–	$889,940,313
Short Term Investments	18,587,093	–	–	18,587,093
TOTAL	$908,527,406	$–	$–	$908,527,406

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$16,348,530	$–	$–	$16,348,530
Short Term Investments	622,098	–	–	622,098
TOTAL	$16,970,628	$–	$–	$16,970,628

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$11,254,620	$–	$–	$11,254,620
Master Limited Partnerships(a)	100,265	–	–	100,265
Short Term Investments	592,088	–	–	592,088
TOTAL	$11,946,973	$–	$–	$11,946,973

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks
Commercial Banks	$3,999,671	$2,239,958	$–	$6,239,629
Other(a)	282,806,593	–	–	282,806,593
Short Term Investments	5,516,629	–	–	5,516,629
TOTAL	$292,322,893	$2,239,958	$–	$294,562,851

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Semi-Annual Report | October 31, 2016	57

Emerald Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the six months ended October 31, 2016, the Fund had the following transfers between Level 1 and Level 2 securities.

	Level 1		Level 2
Emerald Banking and Finance Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$2,285,304	$–	$–	$(2,285,304)
Total	$2,285,304	$–	$–	$(2,285,304)

The above transfers from Level 2 to Level 1 were due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade. For the six months ended October 31, 2016, the Emerald Growth Fund, Emerald Small Cap Value Fund and Emerald Insights Fund did not have any transfers between Level 1 and Level 2 securities.

For the six months ended October 31, 2016, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining  fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex‐dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self‐liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax‐free pass‐through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds.  Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b‐1 fees) and shareholder servicing fees, are charged directly to that Fund or share class.  All expenses of a Fund, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.  Expenses that are common to the Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Funds will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis.  Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short‐term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or  reduce taxes.

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Emerald Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Emerald Growth Fund	$134,144,622	$(69,540,901)	$64,603,721	$843,923,685
Emerald Small Cap Value Fund	3,062,513	(1,205,679)	1,856,834	15,113,794
Emerald Insights Fund	1,150,172	(797,283)	352,889	11,594,084
Emerald Banking and Finance Fund	61,527,893	(6,491,474)	55,036,419	239,526,432

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions paid by the Funds for the fiscal year or period ended April 30, 2016, were as follows:
	Ordinary Income	Long-Term Capital Gain
Emerald Growth Fund	$–	$22,536,119
Emerald Small Cap Value Fund	81,808	–
Emerald Insights Fund	–	–
Emerald Banking and Finance Fund	–	–

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year‐end. Accordingly, tax basis balances have not been determined as of October 31, 2016.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short‐term securities) during the six months or period ended October 31, 2016 was as follows:

Funds	Cost of Investments Purchased	Proceeds from Investments Sold
Emerald Growth Fund	$283,064,651	$359,538,914
Emerald Small Cap Value Fund	4,335,592	4,239,026
Emerald Insights Fund	5,020,976	7,319,006
Emerald Banking and Finance Fund	42,936,097	67,293,430

Semi-Annual Report | October 31, 2016	59

Emerald Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchaser’s ownership of the shares.  Shares have no pre‐emptive rights.

6. MANAGEMENT AND RELATED‐PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Funds pay the Adviser fees for the services and facilities it provides payable on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets.  The management fee is paid on a monthly basis.

Emerald Growth Fund
Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Small Cap Value Fund
Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Insights Fund
Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Banking and Finance Fund
Average Total Net Assets	Contractual Fee
Up to and including $100M	1.00%
Over $100M	0.90%

Adviser has contractually agreed to limit each Fund’s total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) set forth in the preceding table for Class A, Class C, Institutional Class, and Investor Class shares to the annual rates (as percentages of a Fund’s average daily net assets.  This agreement (the “Expense Agreement”) is in effect from September 1, 2016 through August 31, 2017 for all Funds except the Emerald Small Cap Value Fund.   The Emerald Small Cap Value Fund’s agreement is in effect from June 26, 2015 through August 31, 2017.   The prior Expense Agreement was in effect from September 1, 2015 through August 31, 2016 for all Funds except the Emerald Small Cap Value Fund. The Adviser will be permitted to recover, on a class‐by‐class basis, expenses it has borne through the expense agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of the waiver or reimbursement. Notwithstanding the foregoing, the Funds will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed.  The Adviser may not discontinue this waiver, prior to August 31, 2017, without the approval by the Fund’s Board. Fees waived/reimbursed by the Adviser for the six month period ended October 31, 2016 are disclosed in the Statements of Operations.

60	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

Emerald Growth Fund
Class A	Class C	Institutional Class	Investor Class
1.29%	1.94%	0.99%	1.34%

Emerald Small Cap Value Fund
Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.00%	1.25%

Emerald Insights Fund
Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.05%	1.40%

Emerald Banking and Finance Fund
Class A	Class C	Institutional Class	Investor Class
1.84%	2.49%	1.54%	1.89%

For the six months ended October 31, 2016, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser
Emerald Growth Fund
Class A	$–	$–
Class C	–	–
Institutional Class	–	–
Investor Class	–	–
Emerald Small Cap Value Fund
Class A	$870	$–
Class C	1,375	–
Institutional Class	32,361	–
Investor Class	4,020	–
Emerald Insights Fund
Class A	$38,004	$–
Class C	348	–
Institutional Class	5,001	–
Investor Class	309	–
Emerald Banking and Finance Fund
Class A	$–	$–
Class C	–	–
Institutional Class	–	–
Investor Class	–	–

Semi-Annual Report | October 31, 2016	61

Emerald Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

As of October 31, 2016, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2017	Expires 2018	Expires 2019	Total
Emerald Growth Fund
Class A	$–	$–	$–	$–
Class C	–	–	–	–
Institutional Class	–	–	–	–
Investor Class	–	–	–	–
Emerald Small Cap Value Fund
Class A	$–	$30	$256	$286
Class C	–	30	617	647
Institutional Class	–	37,563	64,181	101,744
Investor Class	–	852	5,731	6,583
Emerald Insights Fund
Class A	$–	$41,382	$67,047	$108,429
Class C	–	921	467	1,388
Institutional Class	–	3,464	5,690	9,154
Investor Class	–	1,872	3,372	5,244
Emerald Banking and Finance Fund
Class A	$–	$–	$–	$–
Class C	–	–	–	–
Institutional Class	–	–	–	–
Investor Class	–	–	–	–

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations.  Officers of the Trust are employees of ALPS.  The Funds’ administration fee is accrued on a daily basis and paid monthly.  Administration fees paid by the Funds for the six months ended October 31, 2016 are disclosed in the Statements of Operations.

The Administrator is also reimbursed by the Funds for certain out‐of‐pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out‐of‐pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2016 are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a‐1 under the 1940 Act and receives an annual base fee.  ALPS is reimbursed for certain out‐of‐pocket expenses by the Funds. Compliance service fees paid by the Funds for the six months ended October 31, 2016 are disclosed in the Statements of Operations.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services Inc. (“ALPS”)) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares.  ADI is not  entitled  to  any  compensation  for  its  services  as  Distributor.  ADI  is  registered  as  a  broker‐dealer  with  the  U.S.  Securities  and  Exchange Commission.

Each Fund has adopted a separate Distribution and Services Plan (each a “Plan” and collectively, the “Plans”) pursuant to Rule 12b‐1 of the 1940 Act. The Plans allow each Fund, as applicable, to use each Fund’s assets to pay fees in connection with the distribution and marketing of the Funds’ shares and/or the provision of shareholder services to the Funds’ shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker‐dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit each Fund to make total payments at an annual rate of up to 0.35%, 0.75% and 0.25% of the average daily net asset value of Class A, Class C and Investor Class, respectively.  Because these fees are paid

62	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

out of the Funds’ assets on an ongoing basis, over time they will increase the cost of an investment in the Funds, and Plan fees may cost an investor more than other types of sales charges.

Each Fund, except the Emerald Small Cap Value Fund, has adopted a Shareholder Services Plan (a “Shareholder Services Plan”) with respect to its  Class C, Institutional Class and Investor Class shares.  Under the Shareholder Services Plan, a Fund is authorized to compensate certain financial intermediaries, including broker‐dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25%, 0.05% and 0.15% of the average daily net asset value of Class C, Institutional Class and Investor Class, respectively, of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with such Participating Organizations (the “Agreement”). Each Agreement will set forth the non‐distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts.  Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

The Emerald Small Cap Value Fund has adopted a Shareholder Services Plan (the “Plan”) with respect to its Class C shares. Under the Plan, the Fund is authorized to pay banks and its affiliates and other institutions, including broker‐dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (“Class C Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of Class C shares of the Fund attributable to or held in the name of the Participating Organizations for its clients as compensation for providing shareholder service activities, which do not include distribution services pursuant to an agreement with Participating Organizations. Any amount of such payment not paid to the Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Plan fees are included with distribution and service fees on the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | October 31, 2016	63

Emerald Funds	Additional Information

October 31, 2016 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N‐Q within 60 days after the end of the period. Copies of the Funds’ Form N‐Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N‐Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1‐800‐SEC‐0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Each Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating  to portfolio securities during the most recent prior 12‐month period ending June 30 are available without charge, (1) upon request, by calling  (toll‐free) (855) 828‐9909 and (2) on the SEC’s website at http://www.sec.gov.

64	www.emeraldmutualfunds.com

Emerald Mutual Funds
P.O. Box 8556
Denver, CO 80201
(855) 828-9909
www.emeraldmutualfunds.com

Investment adviser:
Emerald Mutual Fund Advisers Trust
P.O. Box 10666
Lancaster, PA 17605

Must be accompanied by or proceeded by a Prospectus.
The Emerald Mutual Funds are distributed by ALPS Distributors, Inc.

GRANDEUR PEAK FUNDS

ELEVATED GLOBAL INVESTING®

SEMI-ANNUAL

October 31, 2016

EMERGING MARKETS OPPORTUNITIES FUND GPEOX | GPEIX

GLOBAL MICRO CAP FUND GPMCX

GLOBAL OPPORTUNITIES FUND GPGOX | GPGIX

GLOBAL REACH FUND GPROX | GPRIX

GLOBAL STALWARTS FUND GGSOX | GGSYX

INTERNATIONAL OPPORTUNITIES FUND GPIOX | GPIIX

INTERNATIONAL STALWARTS FUND GISOX | GISYX

Shareholder Letter	1
Performance Update	9
Disclosure of Fund Expenses	30
Portfolio of Investments
Grandeur Peak Emerging Markets Opportunities Fund	32
Grandeur Peak Global Micro Cap Fund	36
Grandeur Peak Global Opportunities Fund	40
Grandeur Peak Global Reach Fund	45
Grandeur Peak Global Stalwarts Fund	51
Grandeur Peak International Opportunities Fund	54
Grandeur Peak International Stalwarts Fund	58
Statements of Assets and Liabilities	61
Statements of Operations	63
Statements of Changes in Net Assets
Grandeur Peak Emerging Markets Opportunities Fund	65
Grandeur Peak Global Micro Cap Fund	66
Grandeur Peak Global Opportunities Fund	67
Grandeur Peak Global Reach Fund	68
Grandeur Peak Global Stalwarts Fund	69
Grandeur Peak International Opportunities Fund	70
Grandeur Peak International Stalwarts Fund	71
Financial Highlights
Grandeur Peak Emerging Markets Opportunities Fund	72
Grandeur Peak Global Micro Cap Fund	74
Grandeur Peak Global Opportunities Fund	75
Grandeur Peak Global Reach Fund	77
Grandeur Peak Global Stalwarts Fund	79
Grandeur Peak International Opportunities Fund	81
Grandeur Peak International Stalwarts Fund	83
Notes to Financial Statements	85
Disclosure Regarding Approval of Fund Advisory Agreement	95
Additional Information	98

Grandeur Peak Funds®	Shareholder Letter

October 31, 2016 (Unaudited)

Dear Fellow Investors,

If you read my recent annual CEO letter you can skip this portion of the report.  We decided to use my letter as the introduction to the semi‐annual report this year to ensure that all shareholders have the opportunity to hear my recent thoughts and announcements.

As a firm, we made our sixth annual trek to the top of Grandeur Peak on October 7th.  There, per tradition, we each shared a High and Low for the year.

These past five years have been a thrilling journey for our firm and for me personally, and I’d like to give you an overview of what we have accomplished and where our focus will be going forward.

Semi-Annual Report | October 31, 2016	1

Grandeur Peak Funds®	Shareholder Letter

October 31, 2016 (Unaudited)

First, however, I’d like to share with you two exciting announcements that I think set us up really well for the next five years and beyond.   First, I’m pleased to announce that my partner Blake Walker will succeed me as Chief Executive Officer at Grandeur Peak as of January 1st.  I will remain Chairman, but I will more fully focus my attention on the front line of stock picking and portfolio management.  Second, we are extremely excited to announce the formation of a sister company, Rondure Global AdvisorsSM, which will be led by acclaimed portfolio manager Laura Geritz.  I’ll provide more detail about these two announcements later in this letter.

My family has a tradition of sharing our Best and Worst from the day at the dinner table each night.  It’s super exciting when one of our children lists multiple Bests and then says “I didn’t have a worst today.”  That is a bit how I feel reflecting on our first five years at Grandeur Peak.  We have a great list of Highs, but I’m harder pressed to find Lows (although there have been a few).

Today we have roughly $3 billion in assets under management (AUM), which is quite an achievement in so short a time.  This is one of our Highs for sure, but this was a secondary goal for us.  When I recently inquired internally if we should have a party when we hit $3B, no one was interested. We have a motto: “We don’t want to be big; we want to be great.”  I still count our $3B AUM among our nice accomplishments, as we’ve not only been good investors but we’ve been successful entrepreneurs.  Because of this, Grandeur Peak is in a solid financial position today, and we’ve been able to build a balance sheet for strategic investment when future opportunities arise and/or to weather a rainy day.

But again on a scale of 1 to 10, growth of our AUM is maybe a 3 for us.  What is a 12 on that scale is performance for our clients. So let me share our performance Highs and Lows from our first five years.

My youngest son Sam is in his last season of high school soccer.  He’s a terrific player.  I’ve seen a lot of soccer over the years.  Maria, my oldest daughter, and my three brothers played through high school as well.  One of the fascinating aspects of soccer is that in any given game, either team can win.  In one game earlier this fall, my son Sam had two beautiful shots on goal, one just missing and the other hitting the post.  Two of his teammates hit the post as well.  They just could not find the net.   Their team completely dominated the game, but they played to a tie.  Through the years I’ve also seen games won by our team which were not deserved, where an astute coach pulled the team aside and told the players he was disappointed in their play and that the win was lucky as opposed to earned.  The score in a single soccer game simply does not tell the whole story.

I’ve learned this same lesson over three‐plus decades of investing.  The results of any single year can be deceiving.  You can be doing all the right things but have a tough year, or you can be making far too many mistakes and yet still have a good year.  In 1998‐99 when the internet boom began, any company that added “.com” to their name seemed to see their stock price soar.  While our team at Wasatch Advisors was a big believer in the internet, we thought the market reaction was crazy—bidding up companies that had no real business, only hype. We chose to avoid these names.  Consequently, we lagged the markets as we stuck with our “boring” 15% growers.  Many of our clients, and even board members, were frustrated that we weren’t chasing the dot‐com stocks.  It was tough, but we were satisfied with how we were playing the game despite what the scoreboard portrayed.  You may remember that in 2000‐01 the internet bubble burst, and many who had chased internet stocks were crushed, while we escaped unscathed.

In last year’s annual letter I expressed discouragement over mistakes I felt we were making as a team.  While our performance for 2015 was reasonable, I felt we had not played the game as well as we should have.  It would have been easy at year end to say “decent year,” but I did not feel that was an accurate reflection of how we’d done.   We had made too many mistakes and had not reacted quickly enough to deteriorating fundamentals in some of our companies (especially in emerging markets), and we had let quality dip and not paid enough attention to weakening fundamental momentum.  By not being willing to pay up for quality we had to re‐learn the age old lesson that you typically “get what you pay for.”  Our strength of being value sensitive was a weakness for us last year and we were slow to recognize it.  I’m reminded of a Buffet quote: “It's far better to buy a wonderful company at a fair price than a fair company at a wonderful price.”  This was a Low on our five‐year journey.

In comparison, I feel we’ve had a really solid year in 2016.  Investing, like soccer, is a mental game.   Sometimes a team has to lose to learn the lessons that will make it better.  Losing a game can expose a team’s weaknesses that it didn’t realize it had.  A good team learns from those mistakes, adjusts, and becomes an even better team.  Our team learned a lot from our mistakes in 2015.  We’re more focused on balancing valuation with stronger momentum, while ensuring that quality comes first.  I see it in our work.  Some of our 2015 issues carried over into the first half of 2016, but as we progressed through the year I really feel that those 2015 mistakes are behind us.  It’s not a simple fix since we have to be vigilant to capture good earnings growth in today’s lackluster global economy, but we are doing a better job finding quality, growing companies at good valuations with good momentum.

To be clear, the scoreboard is somewhat mixed this year.  While we show up high in the rankings against our peer group, our absolute performance is roughly in line with most of our index benchmarks.  But, the biggest factor keeping us from more impressive results relative to the benchmarks is that the market has been driven by strong performance from the Real Estate, Materials and Utilities sectors.  We are significantly underweight in these three sectors, so this has been a noticeable headwind for us this year.  We have good research coverage of these areas, but these sectors are

2	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Shareholder Letter

October 31, 2016 (Unaudited)

simply not our bread and butter, and haven’t been over my career.  Given how much Real Estate, Materials, and Utilities have outperformed, I honestly would have expected us to have had a lot tougher year.  We’ve kept up because we’ve done well in our core areas.

While any given soccer game may be won by the inferior team, over a full season the best teams usually end up at the top.  Last year, Sam’s high school team got off to a very slow start, winless in its four preseason games, but they were a solid team and by the end of the year they qualified and made a nice run at the state tournament.

Similarly, though our performance in a given year may not have been as good as we would like, I’m pleased to report that our five‐year performance for our clients has been outstanding.  Our first two funds, Global Opportunities and International Opportunities, hit their five‐year mark on October 17th, and they have significantly outperformed their primary benchmarks by roughly 40 and 50 percentage points respectively over those five years (non‐annualized—see standardized performance in the Performance Update section).  In addition, both funds were ranked in the top decile of their Morningstar peer group for the five years ending 10/31/16.

Our Global Reach Fund hit its three‐year mark this summer with similarly impressive numbers, outperforming its benchmark handily and landing in the top decile of its peer group as well.   The Emerging Markets Opportunities Fund will reach its third anniversary next month.  We won’t speculate on just where it will fall in the 3‐year rankings, but suffice it to say that it has also done quite well in what has been a tougher period for  emerging markets.

We were also pleased to see our new Global Stalwarts and International Stalwarts Funds solidly outperform their benchmarks and peers in their first year, although we would be the first to say that one year is merely one game of a long season.  Both Funds are in the top decile of their peer group for the 1‐year ending 10/31/16.  You will recall that these two funds invest in companies with market caps above $1.5 billion.  Because they invest in the more liquid names, there is more capacity in these funds.  They currently are our only open funds, and we do not anticipate closing them anytime soon.  We have not aggressively marketed these funds (and have no intention to do so), but we will also be vigilant to close them at the appropriate time.  We are hoping to find a few institutional clients from Australasia and Europe for these strategies, as we believe having global clients will make us a better global firm.

Our new Global Micro Cap Fund hit its one year mark on October 20th.  The performance was similarly in the top decile of its Morningstar category.  Blake and I have very successfully focused on the micro‐cap space throughout our careers.  The micro‐cap space is such an exciting segment because we can find fast‐growing, undiscovered companies before others do.  We want Grandeur Peak to be known as the firm that looks under every tiny stone in every corner of the globe for gems.   We want to be the first to find a great young company, and then own it for a decade as it hopefully blossoms into one of the best companies in the world.

Unfortunately, the micro‐cap space in the US is not as interesting as it once was because Sarbanes Oxley and other regulatory costs of being a publicly traded company have discouraged great US companies from going public as early.  The good news is that we see an extremely rich universe of micro‐cap companies across the globe.  The non‐US micro‐cap universe feels similar to where the US universe was in 1995 when I launched my first micro‐cap fund.  It’s our intention to find these companies early, get to know them and then own them across each of our funds at the appropriate time.  So, while the Grandeur Peak Global Micro Cap Fund will remain very small in assets, its greatest purpose is to be a “feeder” of ideas to our other funds.

Semi-Annual Report | October 31, 2016	3

Grandeur Peak Funds®	Shareholder Letter

October 31, 2016 (Unaudited)

Morningstar Rankings & Ratings as of 10/31/161

Grandeur Peak Fund	5-Year Ranking	3-Year Ranking	1-Year Ranking	Morningstar Category
Global Opportunities (GPGIX)	TOP 2% (11 of 737 funds)	TOP 12% (117 of 960 funds)	TOP 7% (81 of 1136 funds)	World Stock
Int’l Opportunities (GPIIX)	TOP 7% (8 of 109 funds)	TOP 11% (14 of 122 funds)	TOP 7% (9 of 130 funds)	Foreign Small/ Mid Growth
Global Reach (GPRIX)	‐‐	TOP 7% (60 of 960 funds)	TOP 4% (46 of 1136 funds)	World Stock
Emerging Markets (GPEIX)	‐‐	‐‐	TOP 30% (256 of 867 funds)	Diversified Emerging Markets
Global Stalwarts (GGSYX)	‐‐	‐‐	TOP 4% (38 of 1136 funds)	World Stock
Int’l Stalwarts (GISYX)	‐‐	‐‐	TOP 1% (5 of 859 funds)	Foreign Large Blend
Global Micro Cap (GPMCX)	‐‐	‐‐	TOP 3% (28 of 1136 funds)	World Stock

Source: Morningstar Essentials.  Rankings are based on total return.  Ratings are based on risk-adjusted return.  The World Stock and Diversified Emerging Markets categories are comprised of funds investing in any capitalization range.  Data shows past performance.  Past performance is not indicative of future performance.

In summary, we are very pleased with our five‐year performance.  But past performance is past performance.  Our goal in launching Grandeur Peak was not to make an early splash with good performance, raise assets, and coast into the sunset.   Rather it was to build and create something truly unique and special that could sustain performance over the long‐term.  To do this we have sought to build a world class TEAM and STRUCTURE, run a disciplined, enduring and ever‐improving investment PROCESS, and to be a company with an amazing CULTURE.

Team & Structure
One High has been the strength and support of the business side of our firm.  Led by Eric Huefner (President/COO), Amy Hone (VP of Operations & Compliance), and Mark Siddoway (Head of Client Relations), we were fortunate to have a very experienced team when we started.   We’ve added other talented people as well from places like Goldman Sachs and PIMCO.   Our most recent hire was John Parker, Director of IT.  John has actually been with us since our inception on an outsourced basis, but our increasing IT needs led us to ask John if he might close his own firm to join ours.  John, who is a great cultural fit at Grandeur Peak, joined us full‐time in March.  We believe IT systems are critically important for any world‐class investment manager, and John is a key addition for us.

Our first routine SEC exam was completed this spring and we feel very good about how it went.  Feel free to contact Eric Huefner with questions.  Our firm has a strong culture of compliance, and having our first SEC exam behind us is a confirming milestone.

It’s not a true Low, but we’ve been challenged to keep up on the trading team.   Earlier this year, we moved one of our traders to research, which was a great move, but it didn’t help our trading desk.  We’re currently looking for another trader.  Meanwhile, Gerome Gregory, one of our lead traders, is living in Hong Kong for three months and enhancing our trading knowledge of Asia.  Our commitment to sending team members off to strengthen our global understanding extends to all areas of the firm.

With the research team, we feel like we’ve built a “force to be reckoned with.”  We held a client conference in June (another High this year!).  There, a long‐time client pulled me aside and asked what I personally was up to, where I was spending my time, and if anything had changed in my life?  Was I focused on growing assets under management at the expense of getting performance in the funds?  Why were we launching new funds?  He probed from every angle, focusing on where I individually was spending my time.   He pushed me just like I push company management teams.  It was fun to be on the other side of the questioning!

This client is very astute to be probing me on all these fronts.  So many firms like ours, after achieving a modicum of success, have been lulled into doing things in the spirit of growth that compromise their ability to get performance.  He wanted to make sure that I personally was focused on the right things, and rightfully so.  Without going into the details of all my answers, I assured him that we remain squarely focused on performance and remain vigilant in limiting our assets investing in micro and small‐cap companies.

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Grandeur Peak Funds®	Shareholder Letter

October 31, 2016 (Unaudited)

I will have more to say about my focus going forward later in this letter, but the one thing I want all of our clients to know is that Grandeur Peak is NOT about me, and it never has been.  Those who may think the success of Grandeur Peak is attributable to me are sorely wrong.  Obviously I have played a role and it’s worth knowing what I’m working on, but it is even more important to understand the people, the structure, and the focus of the great team we have diligently assembled.  They are the ones who have delivered the performance for Grandeur Peak clients.

We started Grandeur Peak in 2011 with 6 experienced research analysts.  Today our team of analysts is 24 (18 full‐time, plus 6 part‐time college students).  This feels like the right size for what we’re tackling.  Eight of us are experienced analysts who formerly worked together at Wasatch Advisors.  We have added three additional experienced analysts, one of whom, Liping Cai, is presently living in Shanghai.  Mark Madsen was our most recent senior hire and former colleague, joining us on January 1st.  He was recently promoted to be an Industry Portfolio Manager (PM) over Energy & Materials for the Global Reach Fund.  Brad Barth was also recently promoted to be the Industry PM over Financials.  Brad joined us last year from Goldman Sachs.  All of our senior investment team are playing important roles as analysts, portfolio managers, and/or on the Director of Research team.  We are very fortunate to have built such a cohesive and experienced team.

We have also been investing in our junior team since day one.  This team has been built from within and is now contributing in a significant way. We’ve been aggressive in hiring and developing a next generation of analysts.  We have six analysts who started with us as college interns who are now full‐time analysts, and another six associates who are still in college working at Grandeur Peak part‐time.  We throw our young analysts right into the mix with us, and give them the same tools and experiences as anyone on the team.  It’s perhaps not your typical college spring break to spend the week in Korea visiting twenty‐five companies, but our young analysts have thrived on such opportunities.  In fact, Spencer Hackett, one of our recent graduates, just returned from living and working in Tokyo for five months.

Of course not all interns stay with us and become full‐time analysts, but our “build‐and‐promote‐from‐within” strategy is working very well.  Ben Gardiner was the latest analyst to join us full‐time after graduating this spring with a Math degree, Magna Cum Laude, from the University of Utah.  We also picked up a new analyst internally when we moved Juliette Douglas, a talented member of our trading and operations team, to Research this year as a member of the Technology team.

There is no more important title at Grandeur Peak than ANALYST.  While Blake and I have had many titles since the inception of the firm, the most important one for both of us is ANALYST.  This is the heart of our research process and there is nothing we are more focused on than developing our team to be great analysts.

Each of our analysts wears two to four different hats, depending on their experience and the size of their roles.

First and foremost, we are global industry analysts.  Each of our six industry teams are now three analysts deep.  The leader of each industry team serves as the Industry PM on the Global Reach Fund. When we launched the Reach Fund three years ago, it caused a little internal indigestion as we worked out the details of how the industries would manage the Fund but we are ecstatic about how this has played out.  With real money to manage, these teams are very focused and we are seeing the benefits playing out across all of our portfolios.

The second hat each analyst wears is on a specific portfolio team (sometimes multiple portfolios).  You’ve probably heard me say before that we don’t believe in a “star” portfolio manager system, nor do we believe in a committee system.  We are trying to achieve a middle ground with true “team” management of the portfolios, facilitated by two lead PMs assisted by lead analysts and overseen by a Guardian PM(s).  The guardian portfolio manager provides “high‐end consulting” to help ensure we are seeing the forest as well as the trees.  Some of the most valuable help I’ve had over my career has been for another experienced PM to look over my shoulder and offer suggestions about what I wasn’t seeing from my vantage point deep in the forest.

At year end we will be making a few small tweaks to our portfolio manager assignments designed to help us achieve the best performance we can in each of our portfolios.  Stay tuned.

The third hat most of our analysts wear is that of geography.  Our geographic focus is designed to enhance our fundamental analysis by giving us a better feel for local nuances that may affect our investments and to ensure we have looked in every nook and cranny. This hat has been a work in progress since our inception.  Until now our team has honestly not had the breadth and experience needed to develop the fully functioning geography focus that we envisioned.  This has been a modest Low for our first five years.  But with a team as large and deep as we are now, it is our plan to run our geography teams similar to the industry teams, with a lead PM and supporting analysts for each region.  This will also help ensure we have multiple minds looking closely at every investment.  We anticipate the geography teams having a small product of their own to manage as well.  More to come on this in 2017.

There is a fourth hat which is the “Director of Research” (DOR) hat.  Rob Green has been a key leader of this team since our founding.  The Director of Research team keeps us focused on executing and improving our process, while the quantitative analysts on the DOR team spend their days

Semi-Annual Report | October 31, 2016	5

Grandeur Peak Funds®	Shareholder Letter

October 31, 2016 (Unaudited)

looking at numbers, screens, and our watch lists to find emerging opportunities.  The quantitative team has been a valuable contributor, though we’ve only scratched the surface on what this team can do for us.

We love our team structure.  We are well‐organized.  We are focused.  We are accountable.  We have the waterfront covered from end to end and from multiple angles.  This structure is what it takes to truly cover the globe, and it differentiates us from our competitors.  Our team and structure have come together very nicely thanks to five years of significant work.  Each of our analysts is good at finding great companies in hidden valleys, yet they also sit with a global view from the peak: “Grandeur Peak to Cache Valley” as I call it.2  That is what our structure allows us to do.

Process
We remain devout in our allegiance to our time‐tested process.  In a nutshell, we screen and use fundamental research to find great small companies that we think are going to get big.  We look for great management teams, a sustainable competitive advantage, headroom to grow, good business models, financial strength, and good corporate governance.  We try to find these great companies before others do so that we pay reasonable prices for them.

We call these companies “Best‐In‐Class Growth companies” (BICGs).  We like to find them as undiscovered gems in the earliest innings (micro‐cap companies), but we continue to own them in their “stalwart” years when they are somewhat recognized but still with a lot of good growth left.  We also like to buy fallen angel BICGs. Some companies hit a bump in the road along their journey and the market will often focus on short‐term negatives instead of long‐term potential. A fallen angel BICG company that gets back on track can be a great investment.

You’ve heard me talk about how good I feel we are at the front end of our process.  Screening, finding and touching these intriguing companies are real strengths of ours.   We are very disciplined screeners and we are willing travelers to every corner of the earth to get to know them.   In these five years we’ve touched over 6000 companies in 64 countries.  On a scale of 1 to 10, I would give our team a 10 on the front end of the process.

I’ve also mentioned previously that we need to get better at the back end of the process. This has been somewhat of a Low for us—i.e. not making as much progress as we would like.  The most important part of the back end of the process might best be articulated as “we aspire to know our companies better than anyone.”  We’ve spent 2016 working intensively on taking our modeling to the next level.  With so many different accounting issues across geographies and industries, we’ve spent considerable time with our earnings model methodology so that we have a standardized way to look at company results.

We have made other progress on the back end this year, but there is a plenty more to do, so it will remain an important focus in 2017.  I would say we have moved from a 4 to a 6 on the back end.   We have great momentum on this front and I hope we’ll be at an 8 or 9 by 2018.  One great part of our culture is our academic mindset; we believe we must be right for the right reasons, and we understand we must constantly improve the process.

Culture
We created Grandeur Peak with the idea of building a unique investment firm.  It was going to take the right individuals, organized in a new type of structure, with a unique culture, to become a world‐class global investment firm.  As students of companies around the world we see time and again that great companies have unique cultures.  We have been very thoughtful about our culture and how we continue to cultivate it.

You may have heard that as a firm we took an RV trip along the West Coast from Canada to Mexico this summer.  We divided the entire firm into four teams, with each team spending a week visiting companies and clients along their section of the route.  Over those four weeks we saw 75 companies and a number of clients.  It was a chance for non‐research employees to experience part of the research process first‐hand, and for research analysts to meet with clients.  We also pre‐arranged a local service project for each team to tackle.  Yes, we slipped in some fun team‐building activities along the way as well (e.g. fly fishing in Montana, hiking in Banff, kayaking in the San Juan Islands, golfing at Bandon Dunes, running Hood to Coast in Oregon, screaming at Disneyland and baseball games, soaking in a Shakespeare play, being awed by the Grand Canyon, and such).

We flew spouses/significant others out on the weekends to participate with us.  Our spouses are very much a part of the team at Grandeur Peak.  We would not be where we are today without their undying support of the hard work and crazy hours of our team!  We were particularly fortunate to have Amy’s husband, Chris Hone, take a month off from his job to drive the RV for us (on some harrowing roads).  The trip concluded upon the RV’s triumphant return with an overnight family party in the mountains outside of Salt Lake.

The RV trip is a nice illustration of our culture.  Robert Frost’s poem is important to us: We want to take the road less traveled.  We work hard.  We play hard.  We like being together.  Every member of our firm is highly valued.  We like doing things differently.  We love our companies.  We appreciate our clients.  We cherish the world we live in and we want to give back to the communities around us.

6	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Shareholder Letter

October 31, 2016 (Unaudited)

CEO Transition
With our team, structure, process, and culture solidly in place, it feels like the right time in our evolution to pass the CEO baton to Blake and focus my talents elsewhere for the firm.  It’s been rewarding to have had the experience of being a CEO.  Leading a firm with such fantastic people and a clear mission has been a thrill, and winning the EY Entrepreneur of the Year award for Utah was gratifying, but there are two great reasons to now elevate Blake into the CEO role.

First, I think Blake will be a better CEO for the next decade than I would.  In my 35 years of working in this business, Blake has been the best partner I’ve ever had, and I’ve had many great partners.  He walks the talk.  He’s unselfish and loyal.  He’s smart, a visionary, can make tough decisions, and he will hold his ground on the core values of the company.  He’s a great investor.  Blake understands just how very fortunate we are, and he has been a key champion of our mandate to create something special for our clients and employees, and to share our success with our global community.  His time is here.

Second, I think I will be more valuable over the next five years as an analyst, portfolio manager, and mentor.  My passion has always been to be a front line general.  I love to read annual reports, build earnings models and visit companies side‐by‐side with other analysts.  That is where I think I have the greatest skill.  I have plenty of energy left (I’m only 51), and I expect to be working at Grandeur Peak until they bury me.  I love doing what we’re doing.  I’m extremely passionate about our company, the next generation of employees, and delivering for our clients.  I feel the best thing I can do is hand over the reins of CEO and spend my energy analyzing companies and building portfolios.

I have also been the co‐Director of Research.  As mentioned, our Director of Research team is strong and functioning well.  Effective January 1st, I will relinquish both the CEO and DOR roles.  Rob Green (CFA, MSF), who has been my deputy Director of Research, will become the Director of Research.  Randy Pearce (CFA, MBA) who has been the co‐Director of Research will step into Blake’s former role as Chief Investment Officer.

Randy and Rob have both been with us since the inception of Grandeur Peak.  They too have worn many hats over the past five years, been great team players, and developed into nice leaders for the firm.

Randy has delivered strong performance for our clients as a global analyst, as the leader of the financials team (Randy picked our first huge winner, Magellan Financial, which is up 20x from where we first bought it five years ago) and as the lead portfolio manager of the two Stalwarts strategies.  As CIO he will be focused on the big investment ideas and themes, making sure we’re seeing what’s on the horizon and taking advantage of opportunities while preparing against unnecessary risks.  Randy is a great thinker and has the skills and background to lead us on this front.

Rob is the glue that holds us together and the grease that keeps our process humming at 120mph.  He may have to bring a little of his military upbringing into his increased role as Director of Research, but Rob’s understanding of the team, the structure, and the process combined with his unselfishness, analytical abilities, and steadiness will make him a great DOR.

You’ll notice that Mark Madsen’s promotion to Industry PM on Energy & Materials will free some time up for Blake, and Brad Barth’s promotion to Industry PM on Finance similarly frees Randy up a bit.  However, both Blake and Randy remain analysts first and foremost, and they will continue to wear their industry hats.

Rondure Global AdvisorsSM
Perhaps the most exciting announcement is the formation of a new joint venture with industry veteran Laura Geritz (CFA, MA).  We worked with Laura for a number of years at Wasatch Advisors.  She announced her departure from Wasatch earlier this year.  When we learned of her decision to leave Wasatch we jumped at the chance to talk with her about the possibility of working together again.  Just last week we jointly formed a new investment firm named Rondure Global Advisors.

Laura has a strong track record of performance for her clients.  She played a key role as a lead portfolio manager on the Wasatch Emerging Markets Small Cap Fund, the Wasatch International Opportunities Fund, and as the founding PM on the Wasatch Frontier Emerging Small Countries Fund.  Laura is a skilled investor who shares many of the same investment philosophies with us.  She’s a bottom‐up stock picker doing fundamental analysis focused on quality companies.  She’s globally minded and is known for her killer travel schedule because she believes she can understand a company after seeing it on its home turf.

Laura will be the CEO of Rondure Global Advisors and will launch her own products under that name.  She will also hire her own research and client team.  Grandeur Peak will provide the back‐office and trading support.  Rondure will be co‐located in the same office with Grandeur Peak, where we will sit side‐by‐side and work collaboratively.  Rondure’s products will be more complementary than competitive with our existing products.  I would describe Rondure’s investment focus as more “core” as compared to Grandeur Peak’s “growth” bent, and Rondure will not impact our liquidity constrained products as the new firm will focus on companies above $1.5 billion market‐cap.

Semi-Annual Report | October 31, 2016	7

Grandeur Peak Funds®	Shareholder Letter

October 31, 2016 (Unaudited)

Grandeur Peak’s research team will remain focused on our own mission with minimal disruption, while benefitting from the wisdom and experience of a great investor.  We’re thrilled to have Laura sitting with us and traveling with us.  She brings a perspective that will help us see macro issues better, but what we’re most excited about is simply talking about individual companies with Laura and her team.

The Wrap
While we have enjoyed a number of Highs over the past five years, there remain several areas for improvement, and we are anxiously engaged in those efforts as we speak.  We are thrilled to have delivered solid performance across our products, but most importantly, we are encouraged that we have built a Team, a Structure, a Process, and a Culture that we believe is the backbone for delivering for our clients for years into the future.  While I am stepping down as CEO, I plan to help deliver these results for decades to come.

Finally, I am deeply grateful to you, our clients, who believed in us when we were a small team with just a few assets and a big idea.  Thank you. Thank you all very much.

Sincerely,

Robert Gardiner
Chairman, CEO & Co‐Founder
 Grandeur Peak Global Advisors

An investor should consider investment objectives, risks, charges, and expenses carefully before investing. To obtain a Grandeur Peak Funds prospectus, containing this and other information, visit www.grandeurpeakglobal.com or call 1-855-377-PEAK (7325). Please read it carefully before investing.

The views of Grandeur Peak Global Advisors, LLC. and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Grandeur Peak Global Advisors, LLC nor the Funds accept any liability for losses either direct or consequential caused by the use of this information.

The Funds are distributed by ALPS Distributors, Inc.

The Funds are subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

CFA is a trademark owned by the CFA Institute.

The Sarbanes-Oxley Act of 2002 (SOX) is an act passed by U.S. Congress in 2002 to protect investors from the possibility of fraudulent accounting activities by corporations.  The SOX Act mandated strict reforms to improve financial disclosures from corporations and prevent accounting fraud.

Wasatch Advisors and the Wasatch Funds are not affiliated with Grandeur Peak Global Advisors or Rondure Global Advisors.  An investor should consider investment objectives, risks, charges and expenses carefully before investing. To obtain a Wasatch Funds prospectus, which contains this and other information, visit www.wasatchfunds.com  or call 800.551.1700. Please read the prospectus carefully before investing.

The Morningstar percentile rank is the rank among its category peers, which rank is based on a comparison of a fund’s total return performance against its peers over a given time period. Past performance is no guarantee of future results.

[1]	© 2016 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
[2]	Grandeur Peak and Cache Valley are both locations in Utah; “Cache” means “hidden” in French.

8	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

October 31, 2016 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2016

	6 Months	1 Year	Since Inception(a)	Expense Ratio(b)
				Gross	Net(c)
Grandeur Peak Emerging Markets Opportunities Fund – Investor (GPEOX)	10.18%	10.10%	4.95%	1.81%	1.81%
Grandeur Peak Emerging Markets Opportunities Fund – Institutional (GPEIX)	10.36%	10.27%	5.17%	1.56%	1.56%
Russell Emerging Markets Small Cap Index(d)	5.53%	5.89%	0.42%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods greater than 1 year are annualized.

(a)	Fund inception date of December 16, 2013.
(b)	Ratios as of the Prospectus dated August 31, 2016 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.95% and 1.70% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2017 except with the approval of the Fund’s Board of Trustees.
(d)	The Russell Emerging Markets Small Cap Index seeks to measure the performance of the small-cap equity universe of emerging countries. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Semi-Annual Report | October 31, 2016	9

Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

October 31, 2016 (Unaudited)

Growth of $10,000 for the period ended October 31, 2016

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to  October 31, 2016. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions  or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

10	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

October 31, 2016 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	68.0%
Africa/Middle East	10.7%
Latin America	4.1%
Europe	3.0%
North America	2.8%
Asia Pacific	0.4%
South America	0.3%
Cash, Cash Equivalents, & Other Net Assets	10.7%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	21.6%
Consumer	18.9%
Industrials	17.3%
Technology	17.0%
Health Care	9.0%
Energy & Materials	5.5%
Cash, Cash Equivalents, & Other Net Assets	10.7%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Man Wah Holdings, Ltd.	2.6%
Value Partners Group, Ltd.	2.2%
China Medical System Holdings, Ltd.	2.0%
Security Bank Corp.	1.6%
Silergy Corp.	1.5%
Bank Negara Indonesia Persero Tbk PT	1.4%
Sporton International, Inc.	1.4%
Time Technoplast, Ltd.	1.4%
Sitronix Technology Corp.	1.3%
Sinmag Equipment Corp.	1.2%
Total	16.6%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2016	11

Grandeur Peak Global Micro Cap Fund	Performance Update

October 31, 2016 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2016

	6 Months	1 Year	Since Inception(a)	Expense Ratio(b)
				Gross	Net(c)
Grandeur Peak Global MicroCap – Institutional (GPMCX)	6.55%	11.72%	10.27%	2.30%	2.00%
Russell Global Small Cap Index(d)	4.40%	5.51%	5.18%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods greater than 1 year are annualized.

(a)	Fund inception date of October 20, 2015.
(b)	Ratios as of the Prospectus dated August 31, 2016 and may differ from the ratios presented in the Financial Highlights.
(c)
Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 2.00% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this agreement or in previous agreements. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may not be terminated or modified prior to August 31, 2017 except with the approval of the Fund’s Board of Trustees.

(d)
The Russell Global Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

12	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Performance Update

October 31, 2016 (Unaudited)

Growth of $10,000 for the period ended October 31, 2016

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Institutional Class shares for the period from inception to October 31, 2016. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Semi-Annual Report | October 31, 2016	13

Grandeur Peak Global Micro Cap Fund	Performance Update

October 31, 2016 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	30.5%
Europe	23.6%
North America	16.9%
Japan	13.2%
Australia/New Zealand	5.0%
Africa/Middle East	2.9%
Latin America	1.9%
Asia Pacific	0.9%
Cash, Cash Equivalents, & Other Net Assets	5.1%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	21.3%
Consumer	21.2%
Industrials	17.7%
Technology	16.8%
Health Care	13.9%
Energy & Materials	4.0%
Cash, Cash Equivalents, & Other Net Assets	5.1%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Ananda Development PCL	1.8%
Syuppin Co., Ltd.	1.7%
M&A Capital Partners Co., Ltd.	1.6%
Hard Off Corp. Co., Ltd.	1.5%
Time Technoplast, Ltd.	1.4%
Trilogy International, Ltd.	1.3%
Infotel SA	1.1%
On‐Bright Electronics, Inc.	1.0%
Wavestone	1.0%
Prestige International, Inc.	1.0%
Total	13.4%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

14	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Performance Update

October 31, 2016 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2016

	6 Months	1 Year	3 Years	5 Years	Since Inception(a)	Expense Ratio(b)
						Gross	Net(c)
Grandeur Peak Global Opportunities Fund – Investor (GPGOX)	4.65%	6.20%	5.04%	13.27%	14.05%	1.63%	1.63%
Grandeur Peak Global Opportunities Fund – Institutional (GPGIX)	4.95%	6.34%	5.29%	13.60%	14.38%	1.38%	1.38%
Russell Global Small Cap Index(d)	4.40%	5.51%	2.77%	8.28%	9.16%
Russell Global Index(e)	3.25%	2.92%	3.82%	8.81%	9.66%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods greater than 1 year are annualized.

(a)	Fund inception date of October 17, 2011.
(b)	Ratios as of the Prospectus dated August 31, 2016 and may differ from the ratios presented in the Financial Highlights.
(c)
Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2017 except with the approval of the Fund’s Board of Trustees.

(d)
The Russell Global Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

(e)
The Russell Global Index seeks to measure the performance of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Semi-Annual Report | October 31, 2016	15

Grandeur Peak Global Opportunities Fund	Performance Update

October 31, 2016 (Unaudited)

Growth of $10,000 for the period ended October 31, 2016

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2016. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

16	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Performance Update

October 31, 2016 (Unaudited)

Regional Allocation (as a % of Net Assets)*
North America	28.9%
Asia ex Japan	28.2%
Europe	24.2%
Japan	9.0%
Africa/Middle East	3.0%
Australia/New Zealand	2.8%
Latin America	2.2%
Cash, Cash Equivalents, & Other Net Assets	1.7%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	24.4%
Technology	20.4%
Consumer	19.0%
Industrials	18.9%
Health Care	13.1%
Energy & Materials	2.5%
Cash, Cash Equivalents, & Other Net Assets	1.7%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Power Integrations, Inc.	2.7%
Man Wah Holdings, Ltd.	2.5%
First Republic Bank	2.4%
Clinigen Group PLC	2.1%
Knight Transportation, Inc.	1.7%
Melexis NV	1.4%
Palfinger AG	1.2%
Trancom Co., Ltd.	1.1%
MarketAxess Holdings, Inc.	1.0%
VZ Holding AG	0.9%
Total	17.0%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2016	17

Grandeur Peak Global Reach Fund	Performance Update

October 31, 2016 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2016

	6 Months	1 Year	3 Years	Since Inception(a)	Expense Ratio(b)
					Gross	Net(c)
Grandeur Peak Global Reach Fund – Investor (GPROX)	5.20%	7.21%	6.07%	9.80%	1.55%	1.55%
Grandeur Peak Global Reach Fund – Institutional (GPRIX)	5.27%	7.50%	6.34%	10.04%	1.30%	1.30%
Russell Global Small Cap Index(d)	4.40%	5.51%	2.77%	5.61%
Russell Global Index(e)	3.25%	2.92%	3.82%	6.36%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods greater than 1 year are annualized.

(a)	Fund inception date of June 19, 2013.
(b)	Ratios as of the Prospectus dated August 31, 2016 and may differ from the ratios presented in the Financial Highlights.
(c)
Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.60% and 1.35% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2017 except with the approval of the Fund’s Board of Trustees.

(d)
The Russell Global Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

(e)
The Russell Global Index seeks to measure the performance of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

18	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Performance Update

October 31, 2016 (Unaudited)

Growth of $10,000 for the period ended October 31, 2016

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2016. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Semi-Annual Report | October 31, 2016	19

Grandeur Peak Global Reach Fund	Performance Update

October 31, 2016 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	32.0%
North America	26.2%
Europe	22.6%
Japan	6.9%
Africa/Middle East	5.6%
Australia/New Zealand	3.3%
Latin America	2.1%
Cash, Cash Equivalents, & Other Net Assets	1.3%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	23.2%
Consumer	22.6%
Industrials	18.8%
Technology	18.7%
Health Care	11.9%
Energy & Materials	3.5%
Cash, Cash Equivalents, & Other Net Assets	1.3%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Man Wah Holdings, Ltd.	2.1%
First Republic Bank	2.0%
Clinigen Group PLC	1.4%
Wix.com, Ltd.	1.2%
Inphi Corp.	1.0%
Skandiabanken ASA	1.0%
Yes Bank, Ltd.	1.0%
China Medical System Holdings, Ltd.	0.9%
CBL Corp., Ltd.	0.9%
Trilogy International, Ltd.	0.9%
Total	12.4%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

20	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Performance Update

October 31, 2016 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2016

	6 Months	1 Year	Since Inception(a)	Expense Ratio(b)
				Gross	Net(c)
Grandeur Peak Global Stalwarts – Investor (GGSOX)	4.42%	7.85%	11.37%	2.09%	1.35%
Grandeur Peak Global Stalwarts – Institutional (GGSYX)	4.60%	8.24%	11.71%	1.84%	1.10%
Russell Global SMID Cap Index(d)	3.00%	4.59%	8.13%
Russell Global Index(e)	3.25%	2.92%	8.23%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods greater than 1 year are annualized.

(a)	Fund inception date of September 1, 2015.
(b)	Ratios as of the Prospectus dated August 31, 2016 and may differ from the ratios presented in the Financial Highlights.
(c)
Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this agreement or in previous agreements. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may not be terminated or modified prior to August 31, 2017 except with the approval of the Fund’s Board of Trustees.

(d)
The Russell Global SMid Cap Index is designed to measure the performance of small- and mid-cap (SMid) securities and all capitalization securities respectively of issuers located in countries throughout the world representing developed and emerging markets. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

(e)
The Russell Global Index seeks to measure the performance of the global equity universe. The index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

Semi-Annual Report | October 31, 2016	21

Grandeur Peak Global Stalwarts Fund	Performance Update

October 31, 2016 (Unaudited)

Growth of $10,000 for the period ended October 31, 2016

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2016. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

22	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Performance Update

October 31, 2016 (Unaudited)

Regional Allocation (as a % of Net Assets)*
North America	37.8%
Europe	22.5%
Asia ex Japan	20.9%
Japan	7.9%
Africa/Middle East	1.8%
Asia Pacific	1.7%
Latin America	1.4%
Australia/New Zealand	0.5%
Cash, Cash Equivalents, & Other Net Assets	5.5%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	26.7%
Consumer	21.1%
Industrials	18.7%
Technology	17.6%
Health Care	6.9%
Energy & Materials	2.0%
Exchange Traded Funds	1.5%
Cash, Cash Equivalents, & Other Net Assets	5.5%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
First Republic Bank	2.7%
Power Integrations, Inc.	2.5%
Man Wah Holdings, Ltd.	2.4%
Nihon M&A Center, Inc.	2.0%
MEDNAX, Inc.	1.9%
Value Partners Group, Ltd.	1.9%
Stantec, Inc.	1.7%
Knight Transportation, Inc.	1.7%
Yes Bank, Ltd.	1.7%
TransForce, Inc.	1.6%
Total	20.1%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2016	23

Grandeur Peak International Opportunities Fund	Performance Update

October 31, 2016 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2016

	6 Months	1 Year	3 Years	5 Years	Since Inception(a)	Expense Ratio(b)
						Gross	Net(c)
Grandeur Peak International Opportunities Fund – Investor (GPIOX)	5.83%	8.20%	5.06%	12.87%	13.65%	1.63%	1.63%
Grandeur Peak International Opportunities Fund – Institutional (GPIIX)	5.47%	8.38%	5.23%	13.07%	13.85%	1.38%	1.38%
Russell Global ex-U.S. Small Cap Index(d)	3.20%	6.53%	1.87%	6.38%	6.92%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods greater than 1 year are annualized.

(a)	Fund inception date of October 17, 2011.
(b)	Ratios as of the Prospectus dated August 31, 2016 and may differ from the ratios presented in the Financial Highlights.
(c)
Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2017 except with the approval of the Fund’s Board of Trustees.

(d)
The Russell Global ex-U.S. Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe, excluding companies assigned to the United States. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

24	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Performance Update

October 31, 2016 (Unaudited)

Growth of $10,000 for the period ended October 31, 2016

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2016. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Semi-Annual Report | October 31, 2016	25

Grandeur Peak International Opportunities Fund	Performance Update

October 31, 2016 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	35.0%
Europe	28.1%
Japan	12.2%
North America	5.4%
Africa/Middle East	5.1%
Australia/New Zealand	3.3%
Latin America	2.4%
Cash, Cash Equivalents, & Other Net Assets	8.5%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	23.3%
Industrials	20.2%
Technology	17.8%
Consumer	15.2%
Health Care	11.4%
Energy & Materials	3.6%
Cash, Cash Equivalents, & Other Net Assets	8.5%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Clinigen Group PLC	2.2%
Man Wah Holdings, Ltd.	2.1%
China Medical System Holdings, Ltd.	1.2%
Security Bank Corp.	1.2%
Value Partners Group, Ltd.	1.1%
Alkem Laboratories, Ltd.	1.1%
Irish Residential Properties PLC, REIT	1.1%
Silergy Corp.	1.0%
Sporton International, Inc.	1.0%
M&A Capital Partners Co., Ltd.	1.0%
Total	13.0%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

26	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Performance Update

October 31, 2016 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2016

	6 Months	1 Year	Since Inception(a)	Expense Ratio(b)
				Gross	Net(c)
Grandeur Peak International Stalwarts – Investor	5.99%	9.57%	14.27%	1.45%	1.35%
Grandeur Peak International Stalwarts – Institutional	6.07%	9.80%	14.47%	1.20%	1.10%
Russell Global ex-U.S. SMID Cap Index(d)	2.35%	4.97%	8.80%
Russell Global ex-U.S. Small Cap Index(e)	3.20%	6.53%	9.88%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods greater than 1 year are annualized.s

(a)	Fund inception date of September 1, 2015.
(b)	Ratios as of the Prospectus dated August 31, 2016 and may differ from the ratios presented in the Financial Highlights.
(c)
Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this agreement or in previous agreements. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may not be terminated or modified prior to August 31, 2017 except with the approval of the Fund’s Board of Trustees.

(d)
The Russell Global ex-US SMid Cap Index is constructed to provide a comprehensive and unbiased barometer for the small- and mid-cap (SMid) segments excluding companies assigned to the United States. The Russell Global ex-US SMid Cap Index is reconstituted annually to accurately reflect the changes in the market over time. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

(e)
The Russell Global ex-U.S. Small Cap Index is designed to measure the performance of small capitalization securities outside of the U.S. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

Semi-Annual Report | October 31, 2016	27

Grandeur Peak International Stalwarts Fund	Performance Update

October 31, 2016 (Unaudited)

Growth of $10,000 for the period ended October 31, 2016

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2016. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

28	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Performance Update

October 31, 2016 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	31.9%
Asia ex Japan	27.6%
North America	15.2%
Japan	10.3%
Latin America	2.6%
Africa/Middle East	2.3%
Asia Pacific	2.1%
Australia/New Zealand	0.7%
Cash, Cash Equivalents, & Other Net Assets	7.3%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	27.3%
Industrials	20.5%
Consumer	19.7%
Technology	14.5%
Health Care	5.6%
Exchange Traded Funds	2.9%
Energy & Materials	2.2%
Cash, Cash Equivalents, & Other Net Assets	7.3%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Man Wah Holdings, Ltd.	2.6%
TransForce, Inc.	2.4%
Nihon M&A Center, Inc.	2.3%
Value Partners Group, Ltd.	2.3%
Stantec, Inc.	2.2%
MISUMI Group, Inc.	2.1%
Brembo SpA	2.0%
Aalberts Industries NV	2.0%
Yes Bank, Ltd.	2.0%
Ritchie Bros. Auctioneers, Inc.	1.9%
Total	21.8%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2016	29

Grandeur Peak Funds®	Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2016 through of October 31, 2016.

Actual Expenses The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expense Ratio(a)	Expenses Paid During period May 1, 2016 - October 31, 2016(b)
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class
Actual	$1,000.00	$1,101.80	1.75%	$9.27
Hypothetical (5% return before expenses)	$1,000.00	$1,016.38	1.75%	$8.89
Institutional Class
Actual	$1,000.00	$1,103.60	1.55%	$8.22
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	1.55%	$7.88
Grandeur Peak Global Micro Cap Fund
Institutional Class
Actual	$1,000.00	$1,065.50	1.98%	$10.31
Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	1.98%	$10.06
Grandeur Peak Global Opportunities Fund
Investor Class
Actual	$1,000.00	$1,046.50	1.60%	$8.25
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	1.60%	$8.13
Institutional Class
Actual	$1,000.00	$1,049.50	1.37%	$7.08
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	1.37%	$6.97
Grandeur Peak Global Reach Fund
Investor Class
Actual	$1,000.00	$1,052.00	1.52%	$7.86
Hypothetical (5% return before expenses)	$1,000.00	$1,017.54	1.52%	$7.73
Institutional Class
Actual	$1,000.00	$1,052.70	1.29%	$6.67
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	1.29%	$6.56
Grandeur Peak Global Stalwarts Fund
Investor Class
Actual	$1,000.00	$1,044.20	1.35%	$6.96
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
Institutional Class
Actual	$1,000.00	$1,046.00	1.10%	$5.67
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60
Grandeur Peak International Opportunities Fund
Investor Class
Actual	$1,000.00	$1,058.30	1.59%	$8.25
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	1.59%	$8.08
Institutional Class
Actual	$1,000.00	$1,054.70	1.37%	$7.10
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	1.37%	$6.97
Grandeur Peak International Stalwarts Fund
Investor Class
Actual	$1,000.00	$1,059.90	1.30%	$6.75
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	1.30%	$6.61
Institutional Class
Actual	$1,000.00	$1,060.70	1.06%	$5.51
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	1.06%	$5.40

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2016	31

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (89.29%)
Argentina (0.20%)
Globant SA(a)	18,287	$795,484

Bangladesh (0.54%)
Olympic Industries, Ltd.	259,657	998,808
Shasha Denims, Ltd.	2,136,956	1,148,638
		2,147,446

Brazil (1.42%)
Atento SA(a)	35,792	322,128
FPC Par Corretora de Seguros SA	561,100	2,652,568
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	285,800	2,685,195
		5,659,891

Chile (0.29%)
Forus SA	325,019	1,171,067

China (11.73%)
51job, Inc., ADR(a)	47,000	1,598,000
Airtac International Group	119,500	952,365
BBI Life Sciences Corp.(b)	9,244,000	2,598,387
BrightKing Holdings, Ltd.	100,000	200,903
China Lesso Group Holdings, Ltd.	3,641,000	2,671,286
China Medical System Holdings, Ltd.	5,190,000	8,110,682
Essex Bio‐technology, Ltd.	4,521,000	1,999,475
Man Wah Holdings, Ltd.	15,277,400	10,144,814
Minth Group, Ltd.	550,000	1,957,308
O2Micro International, Ltd., ADR(a)	542,425	949,244
On‐Bright Electronics, Inc.	462,080	3,009,029
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,846,000	1,204,397
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	390,800	1,864,420
Sihuan Pharmaceutical Holdings Group, Ltd.	3,440,000	825,009
Silergy Corp.	413,422	6,039,374
Sinosoft Technology Group, Ltd.	2,698,800	1,179,662
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	2,174,500	1,317,785
		46,622,140

	Shares	Value (Note 2)
Colombia (2.02%)
Bolsa de Valores de Colombia	249,678,088	$1,486,387
Gran Tierra Energy, Inc.(a)	1,124,500	3,272,295
Parex Resources, Inc.(a)	284,131	3,268,576
		8,027,258

Egypt (0.22%)
Integrated Diagnostics Holdings PLC(b)(c)	320,300	880,825

Georgia (1.47%)
BGEO Group PLC	113,297	4,099,251
Georgia Healthcare Group PLC(a)(b)(c)	402,225	1,742,826
		5,842,077

Greece (0.62%)
Sarantis SA	223,934	2,468,069

Hong Kong (3.28%)
International Housewares Retail Co., Ltd.	8,865,000	1,771,731
Samsonite International SA	231,000	726,757
Value Partners Group, Ltd.	8,940,800	8,553,969
Vitasoy International Holdings, Ltd.	940,900	1,967,804
		13,020,261

India (16.12%)
Advanced Enzyme Technologies Ltd.(a)(b)	15,500	493,675
AIA Engineering, Ltd.	81,250	1,572,773
Alkem Laboratories, Ltd.	184,037	4,496,866
Bajaj Finance, Ltd.	156,000	2,505,264
City Union Bank, Ltd.	1,309,500	2,924,422
Control Print, Ltd.	113,980	498,849
Cyient, Ltd.	411,095	3,013,357
Dewan Housing Finance Corp., Ltd.	332,000	1,631,006
Dilip Buildcon, Ltd.(a)(b)(c)	456,165	1,626,612
Divi's Laboratories, Ltd.	94,500	1,811,003
Eros International Media, Ltd.(a)	310,000	904,891
Essel Propack, Ltd.	502,000	1,811,850
Hinduja Global Solutions, Ltd.	194,500	1,629,704
ICICI Prudential Life Insurance Co., Ltd.(b)(c)	45,167	208,703
Indiabulls Housing Finance, Ltd.	294,000	3,736,932
Infinite Computer Solutions India, Ltd.(a)	529,500	1,917,051

See Notes to Financial Statements.

32	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
India (continued)
Inox Wind, Ltd.(a)	589,500	$1,874,336
Kellton Tech Solutions, Ltd.(a)	382,033	704,730
Kolte‐Patil Developers, Ltd.	1,202,415	2,284,690
Kovai Medical Center and Hospital	72,583	880,301
KPIT Technologies, Ltd.	824,858	1,769,851
Kwality, Ltd.	793,700	1,691,113
MBL Infrastructures, Ltd.	773,000	1,214,712
MT Educare, Ltd.	825,731	1,703,723
Poly Medicure, Ltd.	91,722	548,932
Time Technoplast, Ltd.	3,690,100	5,351,174
UFO Moviez India, Ltd.	113,382	788,232
Vaibhav Global, Ltd.(a)	251,319	1,178,578
Vakrangee Software, Ltd.	643,500	2,429,511
Vardhman Textiles, Ltd.	25,219	432,000
Vesuvius India, Ltd.	171,200	2,985,455
WNS Holdings, Ltd., ADR(a)	146,725	4,034,937
Yes Bank, Ltd.	179,000	3,409,996
		64,065,229

Indonesia (7.18%)
Arwana Citramulia Tbk PT	34,009,700	1,589,969
Astra Graphia Tbk PT	8,442,500	1,300,538
Bank Negara Indonesia Persero Tbk PT	13,138,500	5,613,668
Bekasi Fajar Industrial Estate Tbk PT	56,350,600	1,347,439
Delfi, Ltd.	866,400	1,394,959
Hexindo Adiperkasa Tbk PT	1,833,800	473,629
Indonesia Pondasi Raya Tbk PT	15,760,000	1,588,320
Link Net Tbk PT	6,266,000	2,401,134
Lippo Cikarang Tbk PT(a)	3,005,000	1,393,336
Panin Sekuritas Tbk PT	7,155,500	2,056,493
Selamat Sempurna Tbk PT	10,365,600	3,614,614
Surya Toto Indonesia Tbk PT	19,795,000	986,109
Tempo Scan Pacific Tbk PT	17,950,700	2,957,848
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	5,042,900	1,835,820
		28,553,876

Malaysia (3.21%)
7‐Eleven Malaysia Holdings Bhd, Class B	1,999,200	829,227
AEON Credit Service M Bhd	631,100	2,217,500
Berjaya Auto Bhd	2,649,600	1,440,069
Berjaya Food Bhd	2,088,084	886,005
CB Industrial Product Holding Bhd	3,838,800	1,821,028
GHL Systems Bhd(a)	717,700	143,711
Kossan Rubber Industries	1,555,600	2,503,051
	Shares	Value (Note 2)
Malaysia (continued)
My EG Services Bhd	5,041,600	$2,932,421
		12,773,012

Mexico (2.19%)
Banregio Grupo Financiero SAB de CV	367,200	2,406,878
Credito Real SAB de CV SOFOM ER	2,566,271	4,715,443
Unifin Financiera SAB de CV SOFOM ENR	532,600	1,576,582
		8,698,903

Oman (0.70%)
Al Anwar Ceramic Tiles Co.	742,026	294,845
Tethys Oil AB	339,923	2,474,487
		2,769,332

Pakistan (2.77%)
Abbott Laboratories Pakistan, Ltd.	113,300	867,588
Akzo Nobel Pakistan, Ltd.	422,000	840,134
Bank Al Habib, Ltd.	1,609,000	705,934
Bata Pakistan, Ltd.	11,160	432,929
DG Khan Cement Co., Ltd.	548,500	898,431
Hum Network, Ltd.	7,895,500	902,558
Kohinoor Textile Mills, Ltd.	1,939,451	1,649,829
Meezan Bank, Ltd.	2,317,500	1,157,644
Pak Elektron, Ltd.	1,732,500	1,096,368
Shell Pakistan, Ltd.	208,400	803,593
Systems, Ltd.	2,181,500	1,646,325
		11,001,333

Peru (0.56%)
Credicorp, Ltd.	14,850	2,207,898

Philippines (6.06%)
Concepcion Industrial Corp.	3,603,660	4,614,114
Holcim Philippines, Inc.	1,193,500	409,151
Metro Retail Stores Group, Inc.	29,784,000	2,915,507
Pepsi‐Cola Products Philippines, Inc.	36,075,000	2,316,965
Puregold Price Club, Inc.	3,531,100	2,971,600
Robinsons Land Corp.	3,948,600	2,523,810
Robinsons Retail Holdings, Inc.	1,267,000	2,022,595
Security Bank Corp.	1,383,600	6,297,598
		24,071,340

Poland (0.55%)
PGS Software SA	22,864	72,207
Wawel SA	3,914	866,951

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	33

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Poland (continued)
Work Service SA(a)	432,107	$1,239,075
		2,178,233

Russia (0.87%)
MD Medical Group Investments PLC, GDR(b)	146,700	1,362,843
TCS Group Holding GDR PLC(b)	231,400	2,094,170
		3,457,013

South Africa (6.72%)
ARB Holdings, Ltd.	1,134,108	529,888
Blue Label Telecoms, Ltd.	1,960,723	2,966,441
Cartrack Holdings, Ltd.	2,627,200	2,143,261
Clicks Group, Ltd.	230,700	2,147,240
Comair, Ltd.	6,720,142	2,043,392
EOH Holdings, Ltd.	335,124	3,974,141
Interwaste Holdings, Ltd.(a)	15,918,682	1,121,554
Invicta Holdings, Ltd.	320,282	1,320,677
Italtile, Ltd.	1,502,579	1,621,398
MiX Telematics, Ltd., Sponsored ADR	218,036	1,371,446
Mr. Price Group, Ltd.	109,200	1,244,923
OneLogix Group, Ltd.(a)	2,142,622	478,301
Super Group, Ltd.(a)	389,780	1,150,514
Transaction Capital, Ltd.	4,689,040	4,593,842
		26,707,018

South Korea (4.53%)
DGB Financial Group, Inc.	241,000	2,021,936
Hy‐Lok Corp.	157,743	3,143,142
Interpark Holdings Corp.	265,500	1,158,989
ISC Co., Ltd.	182,857	2,812,570
Koh Young Technology, Inc.	32,744	1,282,002
Kolao Holdings	181,000	1,392,004
Mando Corp.	6,500	1,525,235
Vitzrocell Co., Ltd.	404,141	3,832,143
Wins Co., Ltd.	82,912	836,909
		18,004,930

Sri Lanka (2.29%)
Hatton National Bank PLC	1,002,391	1,532,391
Hemas Holdings PLC	3,804,326	2,752,284
Lanka Hospital Corp. PLC	1,640,200	781,840
Royal Ceramics Lanka PLC	3,593,775	2,891,543
Sampath Bank PLC	657,838	1,156,443
		9,114,501

Switzerland (0.28%)
Wizz Air Holdings PLC(a)(b)(c)	61,200	1,131,873

	Shares	Value (Note 2)
Taiwan (8.97%)
ASPEED Technology, Inc.	167,929	$2,421,221
Cub Elecparts, Inc.	122,073	1,121,799
Dr. Wu Skincare Co., Ltd.	321,000	2,197,132
I Yuan Precision Ind. Co., Ltd.	307,000	1,162,529
Materials Analysis Technology, Inc.	1,191,000	3,011,703
Novatek Microelectronics Corp.	577,000	2,166,664
Polytronics Technology Corp.	646,000	1,228,234
Sinmag Equipment Corp.	1,038,133	4,868,690
Sitronix Technology Corp.	1,406,000	5,212,770
Solidwizard Technology Co., Ltd.	646,000	1,862,822
Sporton International, Inc.	1,153,978	5,521,688
Test Research, Inc.	1,990,000	2,522,380
Topoint Technology Co., Ltd.	1,391,000	877,158
UDE Corp.	1,524,000	1,482,589
		35,657,379

Thailand (1.43%)
Ananda Development PCL	25,863,800	3,650,751
Premier Marketing PCL	4,566,900	1,207,053
Thaire Life Assurnce(a)	2,868,000	811,292
		5,669,096

Turkey (0.75%)
EGE Seramik Sanayi ve Ticaret AS(a)	1,167,186	1,308,923
Pinar SUT Mamulleri Sanayii AS	335,346	1,671,176
		2,980,099

United Arab Emirates (0.25%)
Aramex PJSC	1,018,125	981,272

United States (0.64%)
First Cash Financial Services, Inc.	53,650	2,532,280

Vietnam (1.43%)
DHG Pharmaceutical JSC	45,000	198,562
FPT Corp.	155,250	302,530
Nui Nho Stone JSC	245,660	1,021,245
PetroVietnam Drilling and Well Services JSC(a)	1,092,500	1,186,808

See Notes to Financial Statements.

34	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Vietnam (continued)
Vietnam Dairy Products JSC	467,506	$2,973,877
		5,683,022

TOTAL COMMON STOCKS
(Cost $336,780,752)		354,872,157

RIGHTS (0.01%)
Taiwan (0.01%)
Materials Analysis, Strike Price 71.50 TWD (expiring 11/17/16)(a)	148,968	39,181

TOTAL RIGHTS
(Cost $0)		39,181

TOTAL INVESTMENTS (89.30%)
(Cost $336,780,752)		$354,911,338

Other Assets In Excess Of Liabilities (10.70%)		42,514,887

NET ASSETS (100.00%)		$397,426,225

(a)	Non-Income Producing Security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2016, the aggregate market value of those securities was $15,322,119, representing 3.86% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities had a total aggregate market value of $8,773,044, representing 2.21% of net assets.

Currency Abbreviations:
TWD - New Taiwan Dollar

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	35

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.93%)
Australia (2.61%)
Beacon Lighting Group, Ltd.	79,100	$101,991
CTI Logistics, Ltd.	158,141	99,847
Greencross, Ltd.	46,500	246,900
Lycopodium, Ltd.	109,426	224,749
Medical Developments International, Ltd.	15,057	60,476
Reject Shop, Ltd.	21,835	124,076
		858,039

Bangladesh (0.11%)
Shasha Denims, Ltd.	69,200	37,196

Brazil (0.89%)
FPC Par Corretora de Seguros SA	61,700	291,683

Britain (6.53%)
AB Dynamics PLC	32,300	182,851
Arrow Global Group PLC	45,919	168,474
Bioventix PLC	7,799	131,257
City of London Investment Group PLC	18,400	85,244
Clinigen Group PLC	18,900	171,189
dotdigital group PLC	215,000	137,501
IDOX PLC	92,000	69,676
Morses Club PLC	64,438	95,435
Motorpoint Group PLC(a)(b)	36,300	61,759
On the Beach Group PLC(a)(b)(c)	33,000	87,954
Oxford Immunotec Global PLC(a)	25,394	326,567
Premier Asset Management Group PLC(a)	106,200	170,286
Premier Technical Services Group PLC	76,800	70,033
River & Mercantile Group PLC	23,400	62,582
S&U PLC	3,000	89,046
Sanne Group PLC	17,913	115,109
Tracsis PLC	19,300	125,203
		2,150,166

Canada (1.88%)
Biosyent, Inc.(a)	40,193	254,708
Cipher Pharmaceuticals, Inc.(a)	55,300	199,959
DIRTT Environmental Solutions(a)	26,900	99,073
Sandvine Corp.	29,900	67,098
		620,838

	Shares	Value (Note 2)
China (2.94%)
BBI Life Sciences Corp.(b)	716,000	$201,260
BrightKing Holdings, Ltd.	20,000	40,181
Essex Bio-technology, Ltd.	220,000	97,298
O2Micro International, Ltd., ADR(a)	96,300	168,525
On-Bright Electronics, Inc.	51,600	336,015
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	206,500	125,143
		968,422

Colombia (1.05%)
Amerisur Resources PLC(a)	194,100	70,680
Bolsa de Valores de Colombia	20,370,422	121,269
Gran Tierra Energy, Inc.(a)	52,375	152,411
		344,360

France (5.44%)
1000mercis	1,800	79,137
Esker SA	6,700	303,758
Infotel SA	8,700	352,411
Medicrea International(a)	16,100	99,327
MGI Digital Graphic Technology(a)	4,300	165,495
Neurones	7,600	187,715
Tessi SA	850	129,615
Thermador Groupe	1,614	139,527
Wavestone	3,737	335,444
		1,792,429

Georgia (1.02%)
Georgia Healthcare Group PLC(a)(b)(c)	40,300	174,618
TBC Bank Group PLC(a)	10,300	162,507
		337,125

Germany (1.63%)
Nexus AG	6,200	127,477
publity AG	6,900	233,370
Softing AG	13,235	177,250
		538,097

Greece (0.89%)
Sarantis SA	26,700	294,272

Greenland (0.42%)
GronlandsBANKEN A/S	1,552	138,576

Hong Kong (1.26%)
International Housewares Retail Co., Ltd.	1,100,000	219,842

See Notes to Financial Statements.

36	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Hong Kong (continued)
TK Group Holdings, Ltd.	718,000	$194,416
		414,258

India (8.32%)
City Union Bank, Ltd.	117,500	262,405
Cyient, Ltd.	10,140	74,327
Eros International Media, Ltd.(a)	48,000	140,112
Essel Propack, Ltd.	31,522	113,771
Igarashi Motors India, Ltd.	18,000	217,742
Kolte-Patil Developers, Ltd.	87,578	166,405
Kovai Medical Center and Hospital	21,967	266,420
KPIT Technologies, Ltd.	36,000	77,243
Kwality, Ltd.	41,500	88,423
MBL Infrastructures, Ltd.	54,500	85,643
MT Educare, Ltd.	50,500	104,196
Persistent Systems, Ltd.	10,500	101,374
Poly Medicure, Ltd.	12,573	75,246
Somany Ceramics, Ltd.	13,033	128,815
Tata Investment Corp., Ltd.	18,400	161,942
Time Technoplast, Ltd.	328,000	475,647
UFO Moviez India, Ltd.	7,375	51,271
Vesuvius India, Ltd.	8,570	149,447
		2,740,429

Indonesia (3.57%)
Arwana Citramulia Tbk PT	2,475,100	115,712
Astra Graphia Tbk PT	1,179,700	181,729
Bekasi Fajar Industrial Estate Tbk PT	2,910,700	69,600
BFI Finance Indonesia Tbk PT	746,000	194,390
Hexindo Adiperkasa Tbk PT	634,500	163,877
Lippo Cikarang Tbk PT(a)	102,300	47,434
Panin Sekuritas Tbk PT	272,700	78,374
Selamat Sempurna Tbk PT	473,600	165,150
Surya Toto Indonesia Tbk PT	3,180,000	158,415
		1,174,681

Ireland (0.95%)
Irish Residential Properties PLC, REIT	241,800	311,887

Israel (0.29%)
Camtek, Ltd.(a)	33,100	95,990

Italy (0.40%)
Banca Sistema SpA(b)(c)	50,715	133,057

Japan (13.41%)
AIT Corp.	18,900	167,247

	Shares	Value (Note 2)
Japan (continued)
Amiyaki Tei Co., Ltd.	5,500	$203,228
Anest Iwata Corp.	16,200	163,282
Anshin Guarantor Service Co., Ltd.	3,900	87,357
AP Company Co., Ltd.(a)	9,500	64,227
ARCLAND SERVICE Co., Ltd.	4,000	118,814
Central Automotive Products, Ltd.	13,000	112,558
CMIC Holdings Co., Ltd.	13,300	197,845
eGuarantee, Inc.	9,800	261,470
Encourage Technologies Co., Ltd.	4,000	56,947
Future Architect, Inc.	41,000	273,672
GCA Savvian Corp.	33,600	251,511
Hard Off Corp. Co., Ltd.	44,400	487,312
Interworks, Inc.	6,800	74,050
M&A Capital Partners Co., Ltd.(a)	21,200	521,358
Monogatari Corp.	1,300	59,812
Naigai Trans Line, Ltd.	10,800	105,662
Prestige International, Inc.	44,000	331,878
Quick Co., Ltd.	15,300	155,086
Syuppin Co., Ltd.	51,500	564,747
Trancom Co., Ltd.	2,700	157,309
		4,415,372

Malaysia (1.12%)
AEON Credit Service M Bhd	45,800	160,928
Berjaya Food Bhd	201,300	85,415
Health Management International, Ltd.	298,800	123,493
		369,836

Mexico (0.42%)
Credito Real SAB de CV SOFOM ER	75,700	139,096

Netherlands (0.30%)
Shop Apotheke Europe NV(a)(c)	3,100	98,347

New Zealand (2.35%)
CBL Corp., Ltd.	75,436	203,370
Restaurant Brands New Zealand, Ltd.	39,920	150,727
Trilogy International, Ltd.	172,600	419,649
		773,746

Norway (2.28%)
Medistim ASA	25,862	212,847
Multiconsult ASA(b)(c)	19,400	254,758

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	37

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Norway (continued)
Skandiabanken ASA(a)(b)(c)	37,900	$282,105
		749,710

Oman (0.37%)
Tethys Oil AB	16,900	123,024

Philippines (1.12%)
Concepcion Industrial Corp.	122,900	157,361
Metro Retail Stores Group, Inc.	1,105,000	108,167
Pepsi-Cola Products Philippines, Inc.	1,624,000	104,303
		369,831

Poland (0.43%)
PGS Software SA	45,050	142,272

Singapore (0.90%)
CSE Global, Ltd.	171,600	50,570
Riverstone Holdings, Ltd.	372,800	245,184
		295,754

South Africa (2.24%)
ARB Holdings, Ltd.	400,143	186,959
Cartrack Holdings, Ltd.	178,400	145,538
City Lodge Hotels, Ltd.	7,300	78,924
MiX Telematics, Ltd., Sponsored ADR	23,575	148,287
Transaction Capital, Ltd.	181,107	177,430
		737,138

South Korea (2.25%)
Hy-Lok Corp.	10,550	210,216
InBody Co., Ltd.	2,900	83,762
ISC Co., Ltd.	11,855	182,345
Koh Young Technology, Inc.	2,650	103,754
Vitzrocell Co., Ltd.	9,317	88,346
Wins Co., Ltd.	7,100	71,667
		740,090

Sri Lanka (1.08%)
Royal Ceramics Lanka PLC	267,000	214,827
Sampath Bank PLC	80,421	141,376
		356,203

Sweden (3.34%)
Bufab Holding AB	27,400	227,521
HIQ International AB	25,200	156,939
Moberg Pharma AB(a)	50,900	276,136
Odd Molly International AB	34,826	163,100
	Shares	Value (Note 2)
Sweden (continued)
Vitec Software Group AB, Class B	35,500	$275,128
		1,098,824

Taiwan (4.82%)
ASPEED Technology, Inc.	14,000	201,854
Dr. Wu Skincare Co., Ltd.	44,100	301,849
I Yuan Precision Ind. Co., Ltd.	29,000	109,815
Materials Analysis Technology, Inc.	42,000	106,206
Sinmag Equipment Corp.	34,000	159,455
Sitronix Technology Corp.	66,000	244,696
Solidwizard Technology Co., Ltd.	49,000	141,298
Sporton International, Inc.	24,239	115,982
Tung Thih Electronic Co., Ltd.	10,000	146,399
UDE Corp.	60,000	58,370
		1,585,924

Thailand (1.76%)
Ananda Development PCL	4,112,000	580,421

Turkey (0.97%)
EGE Seramik Sanayi ve Ticaret AS(a)	172,000	192,887
Pinar SUT Mamulleri Sanayii AS	25,500	127,078
		319,965

United States (14.56%)
Aratana Therapeutics, Inc.(a)	16,775	135,877
Atlas Financial Holdings, Inc.(a)	7,600	130,340
Bank of Marin Bancorp	2,575	130,681
BG Staffing, Inc.	12,450	177,537
BioDelivery Sciences International, Inc.(a)	32,550	74,865
Chase Corp.	1,125	76,894
Diamond Hill Investment Group, Inc.	900	163,809
Entellus Medical, Inc.(a)	7,177	146,770
ePlus, Inc.(a)	1,082	99,057
Escalade, Inc.	18,275	222,041
Evolution Petroleum Corp.	19,275	148,417
FormFactor, Inc.(a)	5,975	53,626
Health Insurance Innovations, Inc., Class A(a)	8,636	48,362
Hennessy Advisors, Inc.	2,584	74,626
Hibbett Sports, Inc.(a)	4,220	163,947

See Notes to Financial Statements.

38	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
Hingham Institution for Savings	1,715	$246,017
Inphi Corp.(a)	4,125	153,037
iRadimed Corp.(a)	5,654	53,430
K2M Group Holdings, Inc.(a)	5,450	93,031
Kinsale Capital Group, Inc.	1,000	24,050
LeMaitre Vascular, Inc.	8,750	183,225
LGI Homes, Inc.(a)	3,600	107,136
Malibu Boats, Inc., Class A(a)	16,536	242,583
Mastech Holdings, Inc.(a)	3,541	26,186
MCBC Holdings, Inc.	12,925	143,984
OTC Markets Group, Inc., Class A	8,025	152,475
Reis, Inc.	4,375	85,969
Seacoast Commerce Banc Holdings	4,085	67,403
Sportsman's Warehouse Holdings, Inc.(a)	30,960	284,832
STAAR Surgical Co.(a)	15,175	128,229
Transcat, Inc.(a)	15,166	159,243
Trecora Resources(a)	16,100	165,025
TriMas Corp.(a)	5,900	105,905
Vascular Solutions, Inc.(a)	4,938	225,173
Veracyte, Inc.(a)	41,750	303,105
		4,796,887

Vietnam (1.01%)
Binh Minh Plastics JSC	20,000	180,800
Traphaco JSC	29,500	153,295
		334,095

TOTAL COMMON STOCKS (Cost $28,362,384)		31,268,040

RIGHTS (0.02%)
New Zealand (0.01%)
Restaurant Brands NZ, Strike Price 4.70 NZD (expiring 11/09/16)(a)	7,751	3,215

Taiwan (0.01%)
Materials Analysis, Strike Price 71.50 TWD (expiring 11/17/16)(a)	6,046	1,590

TOTAL RIGHTS
(Cost $0)		4,805
TOTAL INVESTMENTS (94.95%) (Cost $28,362,384)	$31,272,845

Other Assets In Excess Of Liabilities (5.05%)	1,664,041

NET ASSETS (100.00%)	$32,936,886

(a)	Non-Income Producing Security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2016, the aggregate market value of those securities was $1,320,655, representing 4.01% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities had a total aggregate market value of $1,155,982, representing 3.51% of net assets.

Currency Abbreviations:
NZD - New Zealand Dollar
TWD - New Taiwan Dollar

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	39

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.29%)
Argentina (0.30%)
Globant SA(a)	43,825	$1,906,388

Australia (1.54%)
CTI Logistics, Ltd.	1,502,587	948,705
Greencross, Ltd.	544,716	2,892,270
Magellan Financial Group, Ltd.	240,964	3,902,484
Reject Shop, Ltd.	346,971	1,971,638
		9,715,097

Austria (1.23%)
Palfinger AG	255,283	7,734,541

Belgium (1.39%)
Melexis NV	133,935	8,778,993

Brazil (0.61%)
FPC Par Corretora de Seguros SA	440,200	2,081,021
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	190,100	1,786,058
		3,867,079

Britain (7.28%)
Abcam PLC	213,853	2,279,897
Alliance Pharma PLC	631,130	349,558
Arrow Global Group PLC	851,517	3,124,167
B&M European Value Retail SA	487,700	1,400,433
Clinigen Group PLC	1,439,976	13,042,734
Diploma PLC	169,900	1,949,604
EMIS Group PLC	378,117	3,871,451
Motorpoint Group PLC(a)(b)	740,200	1,259,347
On the Beach Group PLC(a)(b)(c)	359,200	957,362
Oxford Immunotec Global PLC(a)	233,505	3,002,874
River & Mercantile Group PLC	477,200	1,276,243
RPS Group PLC	1,687,239	3,495,320
Sanne Group PLC	506,450	3,254,450
Secure Trust Bank PLC	83,800	2,430,939
Ted Baker PLC	51,200	1,551,054
Ultra Electronics Holdings PLC	114,450	2,602,814
		45,848,247

Canada (1.71%)
Biosyent, Inc.(a)	228,700	1,449,303
	Shares	Value (Note 2)
Canada (continued)
Cipher Pharmaceuticals, Inc.(a)	709,900	$2,566,924
DIRTT Environmental Solutions(a)	163,200	601,065
Richelieu Hardware, Ltd.	197,365	3,794,858
Stantec, Inc.	107,428	2,389,958
		10,802,108

China (5.89%)
BBI Life Sciences Corp.(b)	10,839,500	3,046,864
China Medical System Holdings, Ltd.	3,009,000	4,702,320
Man Wah Holdings, Ltd.	23,588,400	15,663,655
O2Micro International, Ltd., ADR(a)	905,240	1,584,170
On-Bright Electronics, Inc.	793,080	5,164,476
Silergy Corp.	376,852	5,505,150
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	2,362,000	1,431,414
		37,098,049

Colombia (0.98%)
Amerisur Resources PLC(a)	3,109,700	1,132,367
Gran Tierra Energy, Inc.(a)	775,950	2,258,014
Parex Resources, Inc.(a)	244,100	2,808,069
		6,198,450

Egypt (0.06%)
Integrated Diagnostics Holdings PLC(b)(c)	131,600	361,900

France (2.12%)
Alten SA	17,853	1,276,035
Esker SA	30,047	1,362,243
Infotel SA	34,520	1,398,301
Medicrea International(a)	167,370	1,032,565
MGI Digital Graphic Technology(a)	43,650	1,679,963
Neurones	45,508	1,124,020
Tessi SA	8,710	1,328,175
Thermador Groupe	15,290	1,321,787
Wavestone	31,626	2,838,846
		13,361,935

Georgia (0.78%)
BGEO Group PLC	135,200	4,891,734

Germany (3.34%)
Aroundtown Property Holdings PLC(a)	677,000	3,232,820
Nexus AG	129,290	2,658,314

See Notes to Financial Statements.

40	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Germany (continued)
Norma Group SE	76,768	$3,532,686
PATRIZIA Immobilien AG(a)	170,194	3,518,018
publity AG	90,700	3,067,627
Softing AG	100,854	1,350,693
Wirecard AG	77,685	3,685,320
		21,045,478

Hong Kong (1.83%)
International Housewares Retail Co., Ltd.	11,549,000	2,308,147
Samsonite International SA	552,200	1,737,295
Value Partners Group, Ltd.	5,334,000	5,103,220
Vitasoy International Holdings, Ltd.	1,135,483	2,374,756
		11,523,418

India (9.06%)
AIA Engineering, Ltd.	38,400	743,317
Ajanta Pharma, Ltd.	43,667	1,334,859
Alkem Laboratories, Ltd.	230,131	5,623,154
Bajaj Finance, Ltd.	302,750	4,861,978
City Union Bank, Ltd.	1,356,267	3,028,864
Cyient, Ltd.	359,116	2,632,347
Divi's Laboratories, Ltd.	275,500	5,279,697
Eros International Media, Ltd.(a)	336,000	980,785
Essel Propack, Ltd.	186,695	673,831
Hinduja Global Solutions, Ltd.	226,600	1,898,668
Indiabulls Housing Finance, Ltd.	334,000	4,245,358
Kellton Tech Solutions, Ltd.(a)	93,500	172,478
Kolte-Patil Developers, Ltd.	665,669	1,264,827
Kovai Medical Center and Hospital	9,041	109,651
KPIT Technologies, Ltd.	645,850	1,385,764
MBL Infrastructures, Ltd.	470,500	739,356
MT Educare, Ltd.	587,689	1,212,574
Persistent Systems, Ltd.	127,700	1,232,898
Poly Medicure, Ltd.	44,637	267,141
Tata Investment Corp., Ltd.	169,637	1,493,006
Time Technoplast, Ltd.	1,804,205	2,616,356
UFO Moviez India, Ltd.	134,815	937,234
Vaibhav Global, Ltd.(a)	158,363	742,654
Vakrangee Software, Ltd.	633,000	2,389,868
Vesuvius India, Ltd.	53,365	930,600
WNS Holdings, Ltd., ADR(a)	169,400	4,658,500
Yes Bank, Ltd.	295,500	5,629,351
		57,085,116
	Shares	Value (Note 2)
Indonesia (2.87%)
Arwana Citramulia Tbk PT	41,549,800	$1,942,472
Astra Graphia Tbk PT	8,201,900	1,263,475
Bank Rakyat Indonesia Persero Tbk PT	2,251,000	2,104,706
Delfi, Ltd.	1,572,400	2,531,663
Panin Sekuritas Tbk PT	4,960,800	1,425,736
Selamat Sempurna Tbk PT	14,442,000	5,036,105
Tempo Scan Pacific Tbk PT	15,553,000	2,562,764
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	3,254,500	1,184,770
		18,051,691

Ireland (0.29%)
Irish Residential Properties PLC, REIT	1,396,146	1,800,828

Israel (0.57%)
Wix.com, Ltd.(a)	89,625	3,585,000

Italy (0.76%)
Brembo SpA	77,308	4,777,893

Japan (9.01%)
AIT Corp.	327,500	2,898,064
Amiyaki Tei Co., Ltd.	63,400	2,342,662
Anest Iwata Corp.	251,100	2,530,873
AP Company Co., Ltd.(a)	83,400	563,847
ARCLAND SERVICE Co., Ltd.	61,600	1,829,732
Century Tokyo Leasing Corp.	42,100	1,487,370
CMIC Holdings Co., Ltd.	148,120	2,203,368
CyberAgent, Inc.	90,800	2,645,123
eGuarantee, Inc.	84,300	2,249,179
Future Architect, Inc.	411,800	2,748,737
GCA Savvian Corp.	389,000	2,911,843
Hard Off Corp. Co., Ltd.	264,700	2,905,213
M&A Capital Partners Co., Ltd.(a)	143,000	3,516,706
MISUMI Group, Inc.	219,400	4,010,583
Monogatari Corp.	50,300	2,314,270
Naigai Trans Line, Ltd.	55,300	541,030
Prestige International, Inc.	555,800	4,192,217
Sawai Pharmaceutical Co., Ltd.	33,600	2,175,493
SK Kaken Co., Ltd.	22,000	2,292,934
Suruga Bank, Ltd.	67,500	1,650,973
Syuppin Co., Ltd.	197,500	2,165,777
Trancom Co., Ltd.	113,370	6,605,232
		56,781,226

Luxembourg (0.95%)
Grand City Properties SA	116,300	2,043,332
See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	41

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Luxembourg (continued)
L'Occitane International SA	1,897,753	$3,920,032
		5,963,364

Malaysia (0.71%)
AEON Credit Service M Bhd	559,480	1,965,849
Berjaya Auto Bhd	24,600	13,370
My EG Services Bhd	4,284,400	2,491,999
		4,471,218

Mexico (0.85%)
Banregio Grupo Financiero SAB de CV	383,034	2,510,665
Credito Real SAB de CV SOFOM ER	1,537,649	2,825,382
		5,336,047

Netherlands (0.57%)
Aalberts Industries NV	83,222	2,628,797
Arcadis NV	72,221	951,367
		3,580,164

New Zealand (1.23%)
CBL Corp., Ltd.	661,082	1,782,229
Restaurant Brands New Zealand, Ltd.	855,000	3,228,247
Trilogy International, Ltd.	1,115,098	2,711,182
		7,721,658

Norway (1.33%)
Medistim ASA	152,700	1,256,737
Multiconsult ASA(b)(c)	113,000	1,483,900
Skandiabanken ASA(a)(b)(c)	761,300	5,666,662
		8,407,299

Oman (0.25%)
Tethys Oil AB	218,000	1,586,942

Peru (0.25%)
Credicorp, Ltd.	10,625	1,579,725

Philippines (1.67%)
Concepcion Industrial Corp.	1,126,700	1,442,623
Metro Retail Stores Group, Inc.	15,321,000	1,499,748
Pepsi-Cola Products Philippines, Inc.	29,394,900	1,887,927
Security Bank Corp.	1,244,640	5,665,107
		10,495,405
	Shares	Value (Note 2)
Poland (0.14%)
Wawel SA	3,856	$854,104

Singapore (0.60%)
CSE Global, Ltd.	4,531,250	1,335,355
Riverstone Holdings, Ltd.	3,729,200	2,452,627
		3,787,982

South Africa (1.99%)
Cartrack Holdings, Ltd.	4,257,400	3,473,173
City Lodge Hotels, Ltd.	95,882	1,036,631
Clicks Group, Ltd.	246,349	2,292,893
EOH Holdings, Ltd.	167,000	1,980,406
Italtile, Ltd.	1,177,166	1,270,253
MiX Telematics, Ltd., Sponsored ADR	127,000	798,830
Super Group, Ltd.(a)	567,307	1,674,521
		12,526,707

South Korea (1.45%)
Hy-Lok Corp.	242,907	4,840,096
ISC Co., Ltd.	144,103	2,216,485
Koh Young Technology, Inc.	53,781	2,105,649
		9,162,230

Sweden (2.53%)
AddTech AB, Class B	182,127	2,591,113
Beijer Alma AB	89,576	2,067,791
Bufab Holding AB	394,510	3,275,881
HIQ International AB	116,092	722,992
Indutrade AB	154,800	2,877,601
Moberg Pharma AB(a)	329,880	1,789,620
Nibe Industrier AB, Class B	352,000	2,618,911
		15,943,909

Switzerland (1.48%)
Leonteq AG	13,900	801,369
Luxoft Holding, Inc.(a)	35,900	1,902,700
VZ Holding AG	19,575	5,796,044
Wizz Air Holdings PLC(a)(b)(c)	43,700	808,216
		9,308,329

Taiwan (2.75%)
ASPEED Technology, Inc.	183,237	2,641,934
Cub Elecparts, Inc.	292,473	2,687,702
Dr. Wu Skincare Co., Ltd.	92,500	633,130
Novatek Microelectronics Corp.	441,000	1,655,977
Sinmag Equipment Corp.	330,842	1,551,600
Sporton International, Inc.	725,990	3,473,802
Tung Thih Electronic Co., Ltd.	216,000	3,162,228

See Notes to Financial Statements.

42	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Taiwan (continued)
UDE Corp.	1,574,000	$1,531,230
		17,337,603

Thailand (0.79%)
Ananda Development PCL	23,099,000	3,260,492
Premier Marketing PCL	6,383,700	1,687,241
		4,947,733

Turkey (0.16%)
EGE Seramik Sanayi ve Ticaret AS(a)	928,419	1,041,162

United Arab Emirates (0.18%)
Aramex PJSC	1,162,100	1,120,035

United States (26.38%)
Alamo Group, Inc.	27,000	1,752,840
Aratana Therapeutics, Inc.(a)	196,550	1,592,055
Bank of the Ozarks, Inc.	43,025	1,590,204
BG Staffing, Inc.	52,149	743,645
BioDelivery Sciences International, Inc.(a)	488,325	1,123,147
Coupa Software, Inc.(a)	550	13,750
Diamond Hill Investment Group, Inc.	30,334	5,521,091
Dril-Quip, Inc.(a)	26,125	1,240,937
Entellus Medical, Inc.(a)	8,275	169,224
EPAM Systems, Inc.(a)	67,475	4,343,366
Escalade, Inc.	125,635	1,526,465
ExlService Holdings, Inc.(a)	56,050	2,467,881
Fastenal Co.	44,500	1,734,610
First Cash Financial Services, Inc.	87,700	4,139,440
First Republic Bank	199,225	14,828,317
Genpact, Ltd.(a)	89,025	2,046,685
Gentex Corp.	265,325	4,486,646
Health Insurance Innovations, Inc., Class A(a)	67,475	377,860
Hibbett Sports, Inc.(a)	57,750	2,243,587
Hingham Institution for Savings	14,600	2,094,370
Home BancShares, Inc.	173,800	3,738,438
Inphi Corp.(a)	146,750	5,444,425
iRadimed Corp.(a)	55,675	526,129
K2M Group Holdings, Inc.(a)	107,875	1,841,426
Knight Transportation, Inc.	356,720	10,434,060
LeMaitre Vascular, Inc.	109,948	2,302,311
LGI Homes, Inc.(a)	80,351	2,391,246
Littelfuse, Inc.	13,950	1,946,025
Malibu Boats, Inc., Class A(a)	179,150	2,628,130
MarketAxess Holdings, Inc.	39,900	6,015,324
	Shares	Value (Note 2)
United States (continued)
MEDNAX, Inc.(a)	88,375	$5,412,969
Microchip Technology, Inc.	75,945	4,598,470
MSC Industrial Direct Co., Inc., Class A	41,875	3,048,500
Paycom Software, Inc.(a)	61,800	3,196,914
Power Integrations, Inc.	267,500	17,240,375
PRA Group, Inc.(a)	147,800	4,714,820
Signature Bank(a)	27,400	3,303,344
Silicon Laboratories, Inc.(a)	77,765	4,662,012
Spirit Airlines, Inc.(a)	55,075	2,639,745
Sportsman's Warehouse Holdings, Inc.(a)	593,350	5,458,820
Sprouts Farmers Market, Inc.(a)	190,750	4,225,113
STAAR Surgical Co.(a)	379,825	3,209,521
Trecora Resources(a)	112,600	1,154,150
TriMas Corp.(a)	156,500	2,809,175
Universal Logistics Holdings, Inc.	274,207	3,413,877
Vascular Solutions, Inc.(a)	68,468	3,122,141
Veracyte, Inc.(a)	241,448	1,752,912
Virtusa Corp.(a)	47,425	898,230
		166,164,722

Vietnam (0.41%)
DHG Pharmaceutical JSC	72,440	319,641
Vietnam Dairy Products JSC	358,800	2,282,381
		2,602,022

TOTAL COMMON STOCKS (Cost $514,701,780)		619,153,531

RIGHTS (0.01%)
New Zealand (0.01%)
Restaurant Brands NZ, Strike Price 4.70 NZD (expiring 11/09/16)(a)	166,019	68,858

TOTAL RIGHTS (Cost $0)		68,858

TOTAL INVESTMENTS (98.30%) (Cost $514,701,780)		$619,222,389

Other Assets In Excess Of Liabilities (1.70%)		10,678,697

NET ASSETS (100.00%)		$629,901,086

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	43

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2016, the aggregate market value of those securities was $15,015,665, representing 2.38% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities had a total aggregate market value of $10,709,454, representing 1.70% of net assets.

Currency Abbreviations:
NZD - New Zealand Dollar

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

44	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.42%)
Argentina (0.31%)
Globant SA(a)	20,613	$896,665

Australia (1.19%)
Beacon Lighting Group, Ltd.	477,900	616,198
CTI Logistics, Ltd.	323,146	204,028
Greencross, Ltd.	196,400	1,042,822
Magellan Financial Group, Ltd.	33,264	538,720
Reject Shop, Ltd.	176,275	1,001,670
		3,403,438

Austria (0.41%)
Palfinger AG	39,148	1,186,102

Belgium (0.28%)
Melexis NV	12,385	811,795

Brazil (0.30%)
FPC Par Corretora de Seguros SA	122,100	577,221
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	30,100	282,800
		860,021

Britain (6.91%)
AB Dynamics PLC	120,500	682,151
Abcam PLC	66,289	706,710
Alliance Pharma PLC	960,700	532,094
Arrow Global Group PLC	235,351	863,489
B&M European Value Retail SA	212,500	610,195
Bioventix PLC	15,800	265,914
Clinigen Group PLC	431,730	3,910,440
Close Brothers Group PLC	33,417	542,775
Diploma PLC	68,800	789,480
dotdigital group PLC	1,716,856	1,097,999
EMIS Group PLC	53,596	548,757
Exova Group PLC	128,000	329,011
Horizon Discovery Group PLC(a)	155,300	245,213
IDOX PLC	550,000	416,543
Metro Bank PLC(a)	18,100	613,456
Morses Club PLC	428,100	634,034
Motorpoint Group PLC(a)(b)	171,000	290,933
On the Beach Group PLC(a)(b)(c)	199,100	530,654
Oxford Immunotec Global PLC(a)	78,675	1,011,760
	Shares	Value (Note 2)
Britain (continued)
Premier Technical Services Group PLC	640,000	$583,604
River & Mercantile Group PLC	84,200	225,188
RPS Group PLC	166,299	344,508
S&U PLC	18,000	534,276
Sanne Group PLC	159,600	1,025,590
Secure Trust Bank PLC	19,200	556,969
Softcat PLC	160,000	634,522
Topps Tiles PLC	430,895	482,585
Ultra Electronics Holdings PLC	26,150	594,702
WANdisco PLC(a)	100,245	176,074
		19,779,626

Canada (2.10%)
Biosyent, Inc.(a)	81,400	515,843
Cipher Pharmaceuticals, Inc.(a)	238,700	863,114
DIRTT Environmental Solutions(a)	427,300	1,573,743
Ritchie Bros. Auctioneers, Inc.	29,400	1,016,946
Stantec, Inc.	44,820	997,114
TransForce, Inc.	46,096	1,045,778
		6,012,538

China (6.18%)
BBI Life Sciences Corp.(b)	5,592,500	1,571,990
BrightKing Holdings, Ltd.	59,000	118,533
China Lesso Group Holdings, Ltd.	987,000	724,130
China Medical System Holdings, Ltd.	1,709,000	2,670,743
Essex Bio‐technology, Ltd.	1,321,000	584,231
Man Wah Holdings, Ltd.	8,973,600	5,958,835
O2Micro International, Ltd., ADR(a)	317,894	556,315
On‐Bright Electronics, Inc.	206,400	1,344,061
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	424,000	276,633
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	78,700	375,460
Sihuan Pharmaceutical Holdings Group, Ltd.	1,290,000	309,378
Silergy Corp.	126,925	1,854,153
Sinosoft Technology Group, Ltd.	1,256,400	549,180

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	45

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
China (continued)
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	1,312,000	$795,095
		17,688,737

Colombia (1.09%)
Amerisur Resources PLC(a)	2,036,300	741,499
Gran Tierra Energy, Inc.(a)	386,195	1,123,827
Parex Resources, Inc.(a)	108,361	1,246,560
		3,111,886

Denmark (0.20%)
Ringkjoebing Landbobank A/S	2,730	577,765

Egypt (0.19%)
Integrated Diagnostics Holdings PLC(b)(c)	201,400	553,850

Finland (0.28%)
Ferratum OYJ(b)	10,500	163,675
Metso OYJ	24,600	645,411
		809,086

France (1.96%)
Alten SA	10,400	743,335
Esker SA	26,009	1,179,172
Infotel SA	21,960	889,533
Medicrea International(a)	86,569	534,075
MGI Digital Graphic Technology(a)	17,352	667,829
Neurones	17,282	426,855
Thermador Groupe	2,874	248,451
Wavestone	10,433	936,498
		5,625,748

Georgia (0.95%)
BGEO Group PLC	37,000	1,338,714
Georgia Healthcare Group
PLC(a)(b)(c)	183,848	796,607
TBC Bank Group PLC(a)	16,200	255,593
TBC Bank JSC, GDR(b)	28,946	331,432
		2,722,346

Germany (2.84%)
Aroundtown Property Holdings PLC(a)	170,077	812,154
CANCOM SE	14,900	676,504
GRENKE AG	3,200	557,130
Nexus AG	42,185	867,360
Norma Group SE	36,860	1,696,212
PATRIZIA Immobilien AG(a)	46,131	953,557
	Shares	Value (Note 2)
Germany (continued)
publity AG	38,300	$1,295,371
Wirecard AG	26,896	1,275,927
		8,134,215

Greece (0.46%)
Sarantis SA	119,670	1,318,932

Hong Kong (2.27%)
International Housewares Retail Co., Ltd.	8,060,000	1,610,846
Samsonite International SA	264,900	833,411
Value Partners Group, Ltd.	2,393,000	2,289,465
Vitasoy International Holdings, Ltd.	847,000	1,771,421
		6,505,143

India (8.47%)
Advanced Enzyme Technologies Ltd.(a)(b)	24,000	764,400
AIA Engineering, Ltd.	38,000	735,574
Alkem Laboratories, Ltd.	39,482	964,726
Bajaj Finance, Ltd.	91,000	1,461,404
Bajaj Finserv, Ltd.	13,000	658,540
City Union Bank, Ltd.	691,900	1,545,176
Control Print, Ltd.	78,762	344,712
Cyient, Ltd.	168,200	1,232,918
Divi's Laboratories, Ltd.	31,000	594,086
Eros International Media, Ltd.(a)	240,328	701,518
Essel Propack, Ltd.	242,042	873,593
Hinduja Global Solutions, Ltd.	95,289	798,421
ICICI Prudential Life Insurance Co., Ltd.(b)(c)	9,437	43,605
Igarashi Motors India, Ltd.	70,087	847,825
Indiabulls Housing Finance, Ltd.	48,278	613,645
Inox Wind, Ltd.(a)	194,698	619,049
Kellton Tech Solutions, Ltd.(a)	141,634	261,270
Kolte‐Patil Developers, Ltd.	134,373	255,320
Kovai Medical Center and Hospital	17,822	216,149
Kwality, Ltd.	180,814	385,255
MBL Infrastructures, Ltd.	329,406	517,637
MT Educare, Ltd.	529,217	1,091,929
Persistent Systems, Ltd.	25,132	242,641
Poly Medicure, Ltd.	95,104	569,173
Time Technoplast, Ltd.	663,073	961,551
UFO Moviez India, Ltd.	70,483	489,998
Vaibhav Global, Ltd.(a)	102,142	479,002
Vakrangee Software, Ltd.	116,000	437,954

See Notes to Financial Statements.

46	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
India (continued)
Vesuvius India, Ltd.	34,043	$593,656
WNS Holdings, Ltd., ADR(a)	77,225	2,123,687
Yes Bank, Ltd.	149,000	2,838,488
		24,262,902

Indonesia (3.02%)
Astra Graphia Tbk PT	1,942,500	299,236
Bank Rakyat Indonesia Persero Tbk PT	629,500	588,588
Delfi, Ltd.	1,017,500	1,638,239
Hexindo Adiperkasa Tbk PT	1,406,900	363,370
Indonesia Pondasi Raya Tbk PT	5,214,000	525,476
Panin Sekuritas Tbk PT	2,363,300	679,213
Selamat Sempurna Tbk PT	7,197,200	2,509,753
Surya Toto Indonesia Tbk PT	12,250,000	610,247
Tempo Scan Pacific Tbk PT	5,739,800	945,783
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	1,368,700	498,262
		8,658,167

Ireland (0.39%)
Irish Residential Properties PLC, REIT	874,377	1,127,821

Israel (2.15%)
Caesarstone Sdot‐Yam, Ltd.(a)	7,115	251,515
Camtek, Ltd.(a)	133,475	387,078
Hamlet Israel‐Canada, Ltd.(a)	54,496	640,377
IDI Insurance Co., Ltd.	11,553	573,690
Kornit Digital, Ltd.(a)	95,126	979,798
Wix.com, Ltd.(a)	83,175	3,327,000
		6,159,458

Italy (1.14%)
Banca Sistema SpA(b)(c)	246,097	645,665
Brembo SpA	35,717	2,207,430
Telit Communications PLC	133,100	419,505
		3,272,600

Japan (6.82%)
AIT Corp.	70,200	621,203
Amiyaki Tei Co., Ltd.	28,500	1,053,090
Anest Iwata Corp.	72,700	732,754
Anshin Guarantor Service Co., Ltd.	27,700	620,457
AP Company Co., Ltd.(a)	79,400	536,804
CMIC Holdings Co., Ltd.	50,000	743,778
CyberAgent, Inc.	17,000	495,232
eGuarantee, Inc.	21,200	565,630
	Shares	Value (Note 2)
Japan (continued)
Encourage Technologies Co., Ltd.	23,400	$333,138
Future Architect, Inc.	139,900	933,823
GCA Savvian Corp.	118,700	888,524
Hard Off Corp. Co., Ltd.	213,000	2,337,780
JCU Corp.	7,800	316,849
M&A Capital Partners Co., Ltd.(a)	64,200	1,578,829
MISUMI Group, Inc.	77,900	1,423,994
Monogatari Corp.	9,900	455,493
Nihon M&A Center, Inc.	20,400	664,308
Prestige International, Inc.	97,800	737,673
Quick Co., Ltd.	58,700	595,004
Sawai Pharmaceutical Co., Ltd.	15,300	990,627
SK Kaken Co., Ltd.	3,000	312,673
Syuppin Co., Ltd.	129,400	1,418,995
Trancom Co., Ltd.	9,300	541,842
Trust Tech, Inc.	42,000	646,000
		19,544,500

Luxembourg (0.62%)
Grand City Properties SA	52,200	917,127
L'Occitane International SA	419,000	865,494
		1,782,621

Malaysia (0.69%)
AEON Credit Service M Bhd	161,600	567,815
Berjaya Auto Bhd	955,800	519,481
Berjaya Food Bhd	1,084,300	460,085
CB Industrial Product Holding Bhd	876,633	415,852
		1,963,233

Mexico (0.89%)
Banregio Grupo Financiero SAB de CV	92,157	604,060
Credito Real SAB de CV SOFOM ER	742,535	1,364,385
Unifin Financiera SAB de CV SOFOM ENR	195,650	579,155
		2,547,600

Netherlands (0.90%)
Aalberts Industries NV	62,482	1,973,667
Shop Apotheke Europe NV(a)(c)	18,700	593,257
		2,566,924

New Zealand (2.15%)
CBL Corp., Ltd.	969,024	2,612,418

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	47

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
New Zealand (continued)
Restaurant Brands New Zealand, Ltd.	275,000	$1,038,325
Trilogy International, Ltd.	1,036,524	2,520,142
		6,170,885

Norway (1.91%)
Medistim ASA	75,150	618,492
Multiconsult ASA(b)(c)	63,000	827,307
Norwegian Finans Holding ASA(a)	62,600	615,594
Protector Forsikring ASA	62,600	536,040
Skandiabanken ASA(a)(b)(c)	385,200	2,867,199
		5,464,632

Oman (0.35%)
Tethys Oil AB	137,900	1,003,850

Pakistan (0.11%)
Akzo Nobel Pakistan, Ltd.	157,500	313,557

Peru (0.19%)
Credicorp, Ltd.	3,700	550,116

Philippines (1.98%)
Concepcion Industrial Corp.	956,600	1,224,827
Holcim Philippines, Inc.	874,000	299,621
Metro Retail Stores Group, Inc.	7,129,000	697,846
Pepsi‐Cola Products Philippines, Inc.	15,380,100	987,808
Puregold Price Club, Inc.	860,700	724,323
Robinsons Land Corp.	725,300	463,587
Security Bank Corp.	278,700	1,268,532
		5,666,544

Poland (0.28%)
PGS Software SA	75,476	238,360
Wawel SA	2,541	562,832
		801,192

Russia (0.32%)
MD Medical Group Investments PLC, GDR(b)	11,855	110,133
TCS Group Holding GDR PLC(b)	89,900	813,595
		923,728

Singapore (0.35%)
CSE Global, Ltd.	1,694,000	499,220
	Shares	Value (Note 2)
Singapore (continued)
Riverstone Holdings, Ltd.	765,800	$503,653
		1,002,873

South Africa (2.80%)
ARB Holdings, Ltd.	2,093,266	978,035
Blue Label Telecoms, Ltd.	564,502	854,053
Cartrack Holdings, Ltd.	1,975,900	1,611,933
City Lodge Hotels, Ltd.	40,200	434,624
Clicks Group, Ltd.	81,600	759,492
EOH Holdings, Ltd.	47,700	565,661
Interwaste Holdings, Ltd.(a)	5,043,434	355,336
Italtile, Ltd.	921,472	994,339
Super Group, Ltd.(a)	286,800	846,548
Transaction Capital, Ltd.	643,600	630,533
		8,030,554

South Korea (1.98%)
Cell Biotech Co., Ltd.	7,000	277,431
Hanssem Co., Ltd.	4,300	667,031
Hy‐Lok Corp.	46,840	933,320
Interpark Holdings Corp.	96,500	421,252
ISC Co., Ltd.	76,029	1,169,421
Koh Young Technology, Inc.	14,143	553,731
Mando Corp.	4,000	938,606
Vitzrocell Co., Ltd.	73,780	699,596
		5,660,388

Spain (0.00%)(d)
Let's GOWEX SA(a)(e)(f)	10,700	1

Sri Lanka (0.71%)
Hemas Holdings PLC	1,170,961	847,146
Royal Ceramics Lanka PLC	1,460,600	1,175,195
		2,022,341

Sweden (1.61%)
Bufab Holding AB	102,150	848,220
HIQ International AB	90,026	560,660
Indutrade AB	36,300	674,786
Moberg Pharma AB(a)	111,100	602,725
Sweco AB, Class B	41,300	828,090
TF Bank AB(a)(b)	57,900	580,144
Vitec Software Group AB, Class B	67,500	523,131
		4,617,756

Switzerland (1.44%)
Leonteq AG	8,100	466,985
Luxoft Holding, Inc.(a)	13,575	719,475
VZ Holding AG	6,950	2,057,854

See Notes to Financial Statements.

48	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Switzerland (continued)
Wizz Air Holdings PLC(a)(b)(c)	48,300	$893,292
		4,137,606

Taiwan (3.66%)
ASPEED Technology, Inc.	56,771	818,531
Cub Elecparts, Inc.	70,944	651,945
Dr. Wu Skincare Co., Ltd.	318,000	2,176,598
I Yuan Precision Ind. Co., Ltd.	132,000	499,850
Novatek Microelectronics Corp.	153,000	574,523
Polytronics Technology Corp.	145,000	275,687
Sinmag Equipment Corp.	169,371	794,325
Sitronix Technology Corp.	312,000	1,156,746
Solidwizard Technology Co., Ltd.	74,000	213,388
Sporton International, Inc.	274,346	1,312,723
Test Research, Inc.	488,440	619,111
TSC Auto ID Technology Co., Ltd.	34,600	252,175
Tung Thih Electronic Co., Ltd.	59,000	863,757
UDE Corp.	270,000	262,663
		10,472,022

Thailand (0.67%)
Ananda Development PCL	6,517,100	919,908
Premier Marketing PCL	2,698,100	713,120
Thaire Life Assurnce(a)	1,047,000	296,173
		1,929,201

Turkey (0.40%)
EGE Seramik Sanayi ve Ticaret AS(a)	436,800	489,843
Pinar SUT Mamulleri Sanayii AS	132,600	660,804
		1,150,647

United States (23.26%)
Alamo Group, Inc.	11,753	763,005
Amsurg Corp.(a)	7,112	424,942
AmTrust Financial Services, Inc.	22,650	597,733
Aratana Therapeutics, Inc.(a)	71,300	577,530
Atlas Financial Holdings, Inc.(a)	36,500	625,975
Bank of the Ozarks, Inc.	16,025	592,284
BG Staffing, Inc.	38,025	542,236
BioDelivery Sciences International, Inc.(a)	260,900	600,070
BofI Holding, Inc.(a)	26,025	484,846
	Shares	Value (Note 2)
United States (continued)
Coupa Software, Inc.(a)	250	$6,250
Diamond Hill Investment Group, Inc.	5,525	1,005,605
Edwards Lifesciences Corp.(a)	2,975	283,279
Entellus Medical, Inc.(a)	3,673	75,113
EPAM Systems, Inc.(a)	15,125	973,596
ePlus, Inc.(a)	12,896	1,180,629
Escalade, Inc.	102,102	1,240,539
Etsy, Inc.(a)	51,675	670,741
Evolent Health, Inc., Class A(a)	12,100	254,705
Evolution Petroleum Corp.	111,900	861,630
ExlService Holdings, Inc.(a)	17,325	762,820
Fastenal Co.	35,450	1,381,841
First Cash Financial Services, Inc.	11,200	528,640
First Republic Bank	75,175	5,595,275
FormFactor, Inc.(a)	26,924	241,643
Genesee & Wyoming, Inc., Class A(a)	8,825	599,570
Genpact, Ltd.(a)	23,575	541,989
Gentex Corp.	89,975	1,521,477
Hennessy Advisors, Inc.	16,426	474,383
Hibbett Sports, Inc.(a)	15,325	595,376
Hingham Institution for Savings	4,250	609,662
Home BancShares, Inc.	26,075	560,873
INC Research Holdings, Inc., Class A(a)	6,750	308,475
Inphi Corp.(a)	80,300	2,979,130
K2M Group Holdings, Inc.(a)	26,650	454,916
Kinsale Capital Group, Inc.	29,075	699,254
Knight Transportation, Inc.	38,500	1,126,125
LeMaitre Vascular, Inc.	27,643	578,844
LGI Homes, Inc.(a)	21,650	644,304
Littelfuse, Inc.	4,800	669,600
Malibu Boats, Inc., Class A(a)	65,844	965,931
MarketAxess Holdings, Inc.	8,430	1,270,907
MaxLinear, Inc., Class A(a)	31,725	593,575
MEDNAX, Inc.(a)	39,975	2,448,469
Microchip Technology, Inc.	14,250	862,838
MSC Industrial Direct Co., Inc., Class A	14,925	1,086,540
National Beverage Corp.(a)	20,600	973,144
NV5 Global, Inc.(a)	22,650	647,790
NxStage Medical, Inc.(a)	42,750	972,135
OTC Markets Group, Inc., Class A	16,075	305,425
Palo Alto Networks, Inc.(a)	4,175	642,240
Patrick Industries, Inc.(a)	8,700	498,945
Paycom Software, Inc.(a)	22,425	1,160,045

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	49

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
Power Integrations, Inc.	36,440	$2,348,558
PRA Group, Inc.(a)	45,625	1,455,438
Proto Labs, Inc.(a)	24,050	1,075,035
Qualys, Inc.(a)	23,825	887,481
Quanta Services, Inc.(a)	33,150	953,063
Reis, Inc.	17,200	337,980
Seacoast Commerce Banc Holdings	15,641	258,077
ServisFirst Bancshares, Inc.	11,550	625,317
Signature Bank(a)	4,975	599,786
Silicon Laboratories, Inc.(a)	20,175	1,209,491
Spirit Airlines, Inc.(a)	23,900	1,145,527
Sportsman's Warehouse Holdings, Inc.(a)	139,175	1,280,410
Sprouts Farmers Market, Inc.(a)	45,525	1,008,379
STAAR Surgical Co.(a)	57,611	486,813
SVB Financial Group(a)	5,525	675,542
Synaptics, Inc.(a)	11,825	616,319
Transcat, Inc.(a)	158,452	1,663,746
Trecora Resources(a)	46,703	478,706
TriMas Corp.(a)	63,025	1,131,299
TubeMogul, Inc.(a)	57,420	419,166
Vascular Solutions, Inc.(a)	19,121	871,918
Veracyte, Inc.(a)	169,954	1,233,866
Virtusa Corp.(a)	20,675	391,585
WW Grainger, Inc.	1,950	405,834
		66,622,225

Vietnam (1.24%)
Binh Minh Plastics JSC	70,930	641,207
DHG Pharmaceutical JSC	101,666	448,600
Nui Nho Stone JSC	80,940	336,479
PetroVietnam Drilling and Well Services JSC(a)	269,330	292,580
Traphaco JSC	78,380	407,297
Vietnam Dairy Products JSC	222,291	1,414,027
		3,540,190

TOTAL COMMON STOCKS (Cost $251,267,258)		281,964,027

PREFERRED STOCKS (0.23%)
Brazil (0.23%)
Itau Unibanco Holding SA	54,010	651,098

TOTAL PREFERRED STOCKS (Cost $336,808)		651,098
	Shares	Value (Note 2)
RIGHTS (0.01%)
New Zealand (0.01%)
Restaurant Brands NZ, Strike Price 4.70 NZD (expiring 11/09/16)(a)	53,398	$22,147

TOTAL RIGHTS (Cost $0)		22,147

TOTAL INVESTMENTS (98.66%) (Cost $251,604,066)		$282,637,272

Other Assets In Excess Of Liabilities (1.34%)		3,833,722

NET ASSETS (100.00%)		$286,470,994

(a)	Non-Income Producing Security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2016, the aggregate market value of those securities was $12,955,035, representing 4.52% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities had a total aggregate market value of $8,921,991, representing 3.11% of net assets.

(d)	Less than 0.005%.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(f)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

Currency Abbreviations:
NZD - New Zealand Dollar

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

50	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (92.20%)
Australia (0.52%)
Magellan Financial Group, Ltd.	22,685	$367,390

Belgium (0.78%)
Melexis NV	8,385	549,609

Britain (4.77%)
Abcam PLC	22,625	241,206
B&M European Value Retail SA	238,800	685,715
Close Brothers Group PLC	14,500	235,516
Diploma PLC	66,550	763,662
Metro Bank PLC(a)	7,400	250,805
Ted Baker PLC	22,100	669,498
Ultra Electronics Holdings PLC	23,375	531,593
		3,377,995

Canada (5.86%)
Crescent Point Energy Corp.	29,689	353,488
Gildan Activewear, Inc.	17,660	453,580
Home Capital Group, Inc.	1,999	39,569
Ritchie Bros. Auctioneers, Inc.	29,250	1,011,757
Stantec, Inc.	53,599	1,192,421
TransForce, Inc.	48,373	1,097,436
		4,148,251

China (4.67%)
AAC Technologies Holdings, Inc.	21,000	200,373
China Lesso Group Holdings, Ltd.	283,500	207,995
China Medical System Holdings, Ltd.	538,000	840,760
Man Wah Holdings, Ltd.	2,575,800	1,710,436
Tencent Holdings, Ltd.	13,000	344,966
		3,304,530

Colombia (0.57%)
Parex Resources, Inc.(a)	34,900	401,481

Finland (0.34%)
Metso OYJ	9,086	238,382

France (1.38%)
Alten SA	10,457	747,409
BioMerieux	1,600	233,250
		980,659
	Shares	Value (Note 2)
Georgia (0.61%)
BGEO Group PLC	12,000	$434,178

Germany (4.24%)
Aroundtown Property Holdings PLC(a)	96,754	462,021
CTS Eventim AG & Co. KGaA	9,900	355,701
GRENKE AG	2,950	513,604
Norma Group SE	14,040	646,088
PATRIZIA Immobilien AG(a)	25,986	537,147
Wirecard AG	10,350	490,997
		3,005,558

Hong Kong (3.40%)
Samsonite International SA	133,500	420,009
Value Partners Group, Ltd.	1,375,900	1,316,370
Vitasoy International Holdings, Ltd.	321,500	672,387
		2,408,766

India (6.36%)
AIA Engineering, Ltd.	22,575	436,989
Ajanta Pharma, Ltd.	8,875	271,300
Alkem Laboratories, Ltd.	19,324	472,174
Bajaj Finance, Ltd.	28,000	449,663
Bajaj Finserv, Ltd.	5,200	263,416
Divi's Laboratories, Ltd.	24,900	477,185
ICICI Prudential Life Insurance Co., Ltd.(b)(c)	5,366	24,795
Indiabulls Housing Finance, Ltd.	21,200	269,466
WNS Holdings, Ltd., ADR(a)	24,525	674,437
Yes Bank, Ltd.	61,200	1,165,876
		4,505,301

Indonesia (1.15%)
Bank Rakyat Indonesia Persero Tbk PT	601,600	562,501
Delfi, Ltd.	156,500	251,975
		814,476

Israel (0.45%)
Wix.com, Ltd.(a)	7,975	319,000

Italy (1.42%)
Brembo SpA	16,239	1,003,625

Japan (8.66%)
Century Tokyo Leasing Corp.	14,800	522,876
CyberAgent, Inc.	24,400	710,804
Dip Corp.	19,100	507,779
MISUMI Group, Inc.	56,700	1,036,463

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	51

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Japan (continued)
MonotaRO Co., Ltd.	13,700	$334,694
Nihon M&A Center, Inc.	43,700	1,423,052
Sawai Pharmaceutical Co., Ltd.	9,000	582,722
Seria Co., Ltd.	7,400	585,678
Suruga Bank, Ltd.	17,600	430,476
		6,134,544

Luxembourg (1.51%)
Grand City Properties SA	31,850	559,589
L'Occitane International SA	246,400	508,968
		1,068,557

Mexico (0.71%)
Banregio Grupo Financiero SAB de CV	76,400	500,778

Netherlands (1.70%)
Aalberts Industries NV	27,838	879,340
Arcadis NV	24,727	325,729
		1,205,069

Philippines (3.00%)
Puregold Price Club, Inc.	788,000	663,142
Robinsons Retail Holdings, Inc.	413,900	660,735
Security Bank Corp.	176,300	802,448
		2,126,325

South Africa (1.30%)
EOH Holdings, Ltd.	61,850	733,462
Mr. Price Group, Ltd.	16,300	185,826
		919,288

South Korea (0.79%)
LG Household & Health Care, Ltd.	450	322,482
Mando Corp.	1,000	234,652
		557,134

Sweden (3.02%)
Hexpol AB	55,562	456,755
Indutrade AB	31,325	582,305
Nibe Industrier AB, Class B	38,308	285,015
Svenska Handelsbanken AB, Class A	33,300	454,217
Sweco AB, Class B	17,900	358,906
		2,137,198

Switzerland (2.77%)
Baloise Holding AG	3,940	484,960
Leonteq AG	5,000	288,262
	Shares	Value (Note 2)
Switzerland (continued)
Luxoft Holding, Inc.(a)	6,925	$367,025
VZ Holding AG	2,090	618,837
Wizz Air Holdings PLC(a)(b)(c)	10,900	201,592
		1,960,676

Taiwan (1.68%)
Largan Precision Co., Ltd.	5,000	591,777
Novatek Microelectronics Corp.	78,000	292,894
Vanguard International Semiconductor Corp.	148,000	302,026
		1,186,697

United States (29.78%)
Amazon.com, Inc.(a)	650	513,383
Amsurg Corp.(a)	4,300	256,925
AmTrust Financial Services, Inc.	9,550	252,024
Bank of the Ozarks, Inc.	6,600	243,936
BofI Holding, Inc.(a)	8,975	167,204
Carter's, Inc.	5,175	446,809
Dollar Tree, Inc.(a)	5,800	438,190
Dril‐Quip, Inc.(a)	4,600	218,500
Edwards Lifesciences Corp.(a)	1,825	173,776
EPAM Systems, Inc.(a)	10,975	706,461
Etsy, Inc.(a)	31,550	409,519
Fastenal Co.	11,500	448,270
First Cash Financial Services, Inc.	9,500	448,400
First Republic Bank	25,250	1,879,357
Genesee & Wyoming, Inc., Class A(a)	3,150	214,011
Genpact, Ltd.(a)	18,825	432,787
Gentex Corp.	60,400	1,021,364
Home BancShares, Inc.	11,512	247,623
Knight Transportation, Inc.	40,175	1,175,119
Littelfuse, Inc.	4,000	558,000
LKQ Corp.(a)	21,450	692,406
MarketAxess Holdings, Inc.	4,625	697,265
MEDNAX, Inc.(a)	22,375	1,370,469
Microchip Technology, Inc.	14,550	881,002
MSC Industrial Direct Co., Inc., Class A	5,200	378,560
National Beverage Corp.(a)	5,075	239,743
Palo Alto Networks, Inc.(a)	2,825	434,570
Paycom Software, Inc.(a)	9,225	477,209
Power Integrations, Inc.	26,875	1,732,094
PRA Group, Inc.(a)	16,300	519,970
Proto Labs, Inc.(a)	8,925	398,947
SEI Investments Co.	7,850	347,991
Signature Bank(a)	2,800	337,568

See Notes to Financial Statements.

52	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
Silicon Laboratories, Inc.(a)	9,800	$587,510
Spirit Airlines, Inc.(a)	6,275	300,761
Sprouts Farmers Market, Inc.(a)	24,950	552,643
SVB Financial Group(a)	1,425	174,235
Tyler Technologies, Inc.(a)	1,625	260,650
Virtusa Corp.(a)	14,608	276,676
WW Grainger, Inc.	835	173,780
		21,085,707

Vietnam (0.76%)
Vietnam Dairy Products JSC	84,184	535,507

TOTAL COMMON STOCKS (Cost $61,328,748)		65,276,681

PREFERRED STOCKS (0.86%)
Brazil (0.86%)
Itau Unibanco Holding SA	50,545	609,327

TOTAL PREFERRED STOCKS (Cost $352,995)		609,327

EXCHANGE‐TRADED FUNDS (1.48%)
WisdomTree Japan Hedged Equity Fund	23,175	1,046,351

TOTAL EXCHANGE‐TRADED FUNDS (Cost $921,990)		1,046,351

TOTAL INVESTMENTS (94.54%) (Cost $62,603,733)		$66,932,359

Other Assets In Excess Of Liabilities (5.46%)		3,864,860

NET ASSETS (100.00%)		$70,797,219

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities had a total aggregate market value of $226,387, representing 0.32% of net assets.

(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2016, the aggregate market value of those securities was $226,387, representing 0.32% of net assets.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	53

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (91.47%)
Australia (1.83%)
CTI Logistics, Ltd.	1,533,161	$968,009
Greencross, Ltd.	983,600	5,222,606
Magellan Financial Group, Ltd.	220,800	3,575,922
Medical Developments International, Ltd.	520,709	2,091,425
Reject Shop, Ltd.	222,431	1,263,948
		13,121,910

Austria (0.96%)
Palfinger AG	226,240	6,854,599

Belgium (0.80%)
Melexis NV	87,784	5,753,949

Brazil (0.98%)
FPC Par Corretora de Seguros SA	789,000	3,729,953
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	347,700	3,266,768
		6,996,721

Britain (7.78%)
Abcam PLC	294,566	3,140,382
Alliance Pharma PLC	3,193,134	1,768,550
Arrow Global Group PLC	1,660,300	6,091,545
Clinigen Group PLC	1,700,173	15,399,496
Diploma PLC	214,800	2,464,831
EMIS Group PLC	404,800	4,144,652
Exova Group PLC	587,400	1,509,854
Motorpoint Group PLC(a)(b)	842,350	1,433,142
On the Beach Group PLC(a)(b)(c)	639,200	1,703,635
Oxford Immunotec Global PLC(a)	237,180	3,050,135
Purplebricks Group PLC(a)	1,062,400	1,657,982
River & Mercantile Group PLC	625,400	1,672,596
RPS Group PLC	1,050,211	2,175,639
Sanne Group PLC	461,800	2,967,529
Secure Trust Bank PLC	95,300	2,764,540
Tracsis PLC	190,900	1,238,407
Ultra Electronics Holdings PLC	108,700	2,472,048
		55,654,963

Canada (3.46%)
Biosyent, Inc.(a)	336,000	2,129,278
	Shares	Value (Note 2)
Canada (continued)
Cipher Pharmaceuticals, Inc.(a)	887,400	$3,208,745
DIRTT Environmental Solutions(a)	865,900	3,189,105
Home Capital Group, Inc.	111,542	2,207,888
Richelieu Hardware, Ltd.	229,350	4,409,853
Sandvine Corp.	857,700	1,924,757
Stantec, Inc.	158,352	3,522,869
TransForce, Inc.	185,500	4,208,428
		24,800,923

China (6.80%)
BBI Life Sciences Corp.(b)	11,509,500	3,235,194
BrightKing Holdings, Ltd.	146,000	293,318
China Lesso Group Holdings, Ltd.	4,668,000	3,424,763
China Medical System Holdings, Ltd.	5,683,000	8,881,119
Man Wah Holdings, Ltd.	22,361,200	14,848,744
Minth Group, Ltd.	714,000	2,540,942
O2Micro International, Ltd., ADR(a)	1,030,316	1,803,053
On‐Bright Electronics, Inc.	636,000	4,141,583
Sihuan Pharmaceutical Holdings Group, Ltd.	3,237,000	776,324
Silergy Corp.	506,199	7,394,684
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	2,196,500	1,331,118
		48,670,842

Colombia (1.10%)
Gran Tierra Energy, Inc.(a)	1,178,037	3,428,088
Parex Resources, Inc.(a)	388,975	4,474,677
		7,902,765

Denmark (0.41%)
Ringkjoebing Landbobank A/S	13,763	2,912,740

Egypt (0.06%)
Integrated Diagnostics Holdings PLC(b)(c)	154,200	424,050

Finland (0.15%)
Ferratum OYJ(b)	69,000	1,075,576

France (3.31%)
Alten SA	51,300	3,666,643
Esker SA	106,960	4,849,254
Infotel SA	68,367	2,769,341
Medicrea International(a)	193,596	1,194,363

See Notes to Financial Statements.

54	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
France (continued)
MGI Digital Graphic Technology(a)	76,013	$2,925,522
Neurones	71,320	1,761,560
Tessi SA	12,400	1,890,857
Thermador Groupe	16,987	1,468,489
Wavestone	35,572	3,193,051
		23,719,080

Georgia (0.87%)
BGEO Group PLC	172,211	6,230,845

Germany (4.16%)
Aroundtown Property Holdings PLC(a)	778,500	3,717,504
CANCOM SE	70,600	3,205,448
Nexus AG	278,516	5,726,529
Norma Group SE	48,103	2,213,589
PATRIZIA Immobilien AG(a)	169,904	3,512,024
publity AG	122,700	4,149,921
Softing AG	96,691	1,294,940
Wirecard AG	125,611	5,958,895
		29,778,850

Hong Kong (1.97%)
International Housewares Retail Co., Ltd.	11,358,000	2,269,974
Value Partners Group, Ltd.	8,449,000	8,083,447
Vitasoy International Holdings, Ltd.	1,797,338	3,758,963
		14,112,384

India (8.40%)
AIA Engineering, Ltd.	131,924	2,553,680
Alkem Laboratories, Ltd.	313,843	7,668,622
Bajaj Finance, Ltd.	297,260	4,773,812
City Union Bank, Ltd.	1,976,565	4,414,136
Cyient, Ltd.	434,267	3,183,209
Divi's Laboratories, Ltd.	133,500	2,558,401
Essel Propack, Ltd.	729,500	2,632,957
Hinduja Global Solutions, Ltd.	340,600	2,853,867
Indiabulls Housing Finance, Ltd.	314,000	3,991,145
Kellton Tech Solutions, Ltd.(a)	106,000	195,537
Kolte‐Patil Developers, Ltd.	816,794	1,551,978
KPIT Technologies, Ltd.	640,821	1,374,973
MBL Infrastructures, Ltd.	580,500	912,212
Time Technoplast, Ltd.	4,384,100	6,357,574
UFO Moviez India, Ltd.	132,458	920,848
Vaibhav Global, Ltd.(a)	258,200	1,210,847
Vakrangee Software, Ltd.	921,000	3,477,202
	Shares	Value (Note 2)
India (continued)
WNS Holdings, Ltd., ADR(a)	194,875	$5,359,062
Yes Bank, Ltd.	217,500	4,143,431
		60,133,493

Indonesia (4.38%)
Arwana Citramulia Tbk PT	59,029,500	2,759,656
Astra Graphia Tbk PT	10,792,000	1,662,471
Bank Negara Indonesia Persero Tbk PT	9,878,000	4,220,559
Bekasi Fajar Industrial Estate Tbk PT	65,215,500	1,559,414
Delfi, Ltd.	1,445,600	2,327,507
Indonesia Pondasi Raya Tbk PT	19,831,500	1,998,653
Link Net Tbk PT	5,792,700	2,219,765
Lippo Cikarang Tbk PT(a)	2,189,000	1,014,979
Panin Sekuritas Tbk PT	8,494,000	2,441,179
Selamat Sempurna Tbk PT	16,888,700	5,889,300
Tempo Scan Pacific Tbk PT	19,383,500	3,193,940
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	5,739,500	2,089,410
		31,376,833

Ireland (1.06%)
Irish Residential Properties PLC, REIT	5,867,176	7,567,815

Israel (0.77%)
Sarine Technologies, Ltd.	1,358,600	1,591,747
Wix.com, Ltd.(a)	98,450	3,938,000
		5,529,747

Italy (0.83%)
Banca Sistema SpA(b)(c)	1,071,907	2,812,280
Brembo SpA	50,284	3,107,719
		5,919,999

Japan (12.22%)
AIT Corp.	465,700	4,121,003
Amiyaki Tei Co., Ltd.	53,000	1,958,377
Anest Iwata Corp.	360,900	3,637,564
Anshin Guarantor Service Co., Ltd.	125,000	2,799,895
AP Company Co., Ltd.(a)	165,300	1,117,552
ARCLAND SERVICE Co., Ltd.	55,300	1,642,600
CMIC Holdings Co., Ltd.	181,955	2,706,683
CyberAgent, Inc.	180,600	5,261,114
eGuarantee, Inc.	191,300	5,104,009
Future Architect, Inc.	776,100	5,180,414
GCA Savvian Corp.	698,800	5,230,838
Hard Off Corp. Co., Ltd.	289,300	3,175,210
JCU Corp.	34,500	1,401,449

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	55

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Japan (continued)
M&A Capital Partners Co., Ltd.(a)	297,000	$7,303,929
MISUMI Group, Inc.	318,500	5,822,108
Monogatari Corp.	41,500	1,909,388
Prestige International, Inc.	794,800	5,994,916
Quick Co., Ltd.	365,400	3,703,826
Sawai Pharmaceutical Co., Ltd.	58,500	3,787,689
SK Kaken Co., Ltd.	31,000	3,230,953
Syuppin Co., Ltd.	253,600	2,780,967
Trancom Co., Ltd.	104,590	6,093,686
Trust Tech, Inc.	227,600	3,500,704
		87,464,874

Luxembourg (0.82%)
Grand City Properties SA	187,800	3,299,551
L'Occitane International SA	1,238,712	2,558,705
		5,858,256

Malaysia (1.84%)
7‐Eleven Malaysia Holdings Bhd, Class B	3,575,000	1,482,837
AEON Credit Service M Bhd	745,040	2,617,852
Berjaya Auto Bhd	4,720,000	2,565,340
Berjaya Food Bhd	2,056,016	872,398
CB Industrial Product Holding Bhd	3,120,200	1,480,142
My EG Services Bhd	7,147,600	4,157,364
		13,175,933

Mexico (1.45%)
Banregio Grupo Financiero SAB de CV	560,065	3,671,047
Credito Real SAB de CV SOFOM ER	3,651,824	6,710,113
		10,381,160

Netherlands (0.70%)
Aalberts Industries NV	116,497	3,679,880
Arcadis NV	101,360	1,335,215
		5,015,095

New Zealand (1.42%)
CBL Corp., Ltd.	1,289,176	3,475,524
Restaurant Brands New Zealand, Ltd.	971,000	3,666,231
Trilogy International, Ltd.	1,257,385	3,057,130
		10,198,885

Norway (1.71%)
Medistim ASA	420,559	3,461,244
Multiconsult ASA(b)(c)	115,852	1,521,352
	Shares	Value (Note 2)
Norway (continued)
Skandiabanken ASA(a)(b)(c)	979,400	$7,290,069
		12,272,665

Oman (0.59%)
Al Anwar Ceramic Tiles Co.	1,499,060	595,653
Tethys Oil AB	496,508	3,614,355
		4,210,008

Peru (0.35%)
Credicorp, Ltd.	16,850	2,505,258

Philippines (2.81%)
Concepcion Industrial Corp.	3,109,000	3,980,753
Holcim Philippines, Inc.	2,303,300	789,608
Metro Retail Stores Group, Inc.	28,329,000	2,773,080
Pepsi‐Cola Products Philippines, Inc.	34,685,500	2,227,723
Puregold Price Club, Inc.	2,465,000	2,074,423
Security Bank Corp.	1,823,760	8,301,031
		20,146,618

Singapore (0.77%)
CSE Global, Ltd.	5,921,055	1,744,929
Riverstone Holdings, Ltd.	5,677,000	3,733,660
		5,478,589

South Africa (3.43%)
Blue Label Telecoms, Ltd.	2,117,200	3,203,180
Cartrack Holdings, Ltd.	4,849,500	3,956,207
Clicks Group, Ltd.	273,485	2,545,462
EOH Holdings, Ltd.	349,156	4,140,543
Italtile, Ltd.	3,988,625	4,304,032
MiX Telematics, Ltd., Sponsored ADR	209,800	1,319,642
Mr. Price Group, Ltd.	163,800	1,867,384
OneLogix Group, Ltd.(a)	2,450,980	547,136
Super Group, Ltd.(a)	788,297	2,326,817
Transaction Capital, Ltd.	353,000	345,833
		24,556,236

South Korea (2.47%)
Hy‐Lok Corp.	286,501	5,708,738
Interpark Holdings Corp.	358,000	1,562,779
ISC Co., Ltd.	273,285	4,203,466
Koh Young Technology, Inc.	44,883	1,757,272
Kolao Holdings	173,500	1,334,324
Vitzrocell Co., Ltd.	325,737	3,088,701
		17,655,280

Sweden (3.03%)
AddTech AB, Class B	363,013	5,164,570

See Notes to Financial Statements.

56	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Sweden (continued)
Bufab Holding AB	716,600	$5,950,411
HIQ International AB	253,096	1,576,219
Indutrade AB	173,750	3,229,865
Moberg Pharma AB(a)	457,200	2,480,340
Odd Molly International AB	72,938	341,588
Opus Group AB	3,980,568	2,930,728
		21,673,721

Switzerland (1.53%)
Leonteq AG	26,800	1,545,086
Luxoft Holding, Inc.(a)	47,500	2,517,500
VZ Holding AG	23,280	6,893,073
		10,955,659

Taiwan (4.63%)
ASPEED Technology, Inc.	257,958	3,719,271
Cub Elecparts, Inc.	195,732	1,798,694
Dr. Wu Skincare Co., Ltd.	162,000	1,108,833
Materials Analysis Technology, Inc.	995,000	2,516,074
Novatek Microelectronics Corp.	739,000	2,774,982
Polytronics Technology Corp.	1,130,300	2,149,029
Sinmag Equipment Corp.	952,810	4,468,538
Sitronix Technology Corp.	841,000	3,118,023
Sporton International, Inc.	1,529,650	7,319,247
Test Research, Inc.	2,114,252	2,679,873
UDE Corp.	1,545,000	1,503,018
		33,155,582

Thailand (0.84%)
Ananda Development PCL	26,514,800	3,742,642
Premier Marketing PCL	8,478,400	2,240,880
		5,983,522

United Arab Emirates (0.25%)
Aramex PJSC	1,855,000	1,787,854

United States (0.45%)
First Cash Financial Services, Inc.	68,475	3,232,020

Vietnam (0.08%)
DHG Pharmaceutical JSC	126,000	555,974

TOTAL COMMON STOCKS (Cost $560,886,278)		654,801,273
	Shares	Value (Note 2)
RIGHTS (0.02%)
New Zealand (0.01%)
Restaurant Brands NZ, Strike Price 4.70 NZD (expiring 11/09/16)(a)	188,544	$78,200

Taiwan (0.01%)
Materials Analysis, Strike Price 71.50 TWD (expiring 11/17/16)(a)	124,785	32,820

TOTAL RIGHTS (Cost $0)		111,020

TOTAL INVESTMENTS (91.49%) (Cost $560,886,278)		$654,912,293

Other Assets In Excess Of Liabilities (8.51%)		60,909,789

NET ASSETS (100.00%)		$715,822,082

(a)	Non-Income Producing Security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2016, the aggregate market value of those securities was $20,826,415, representing 2.91% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities had a total aggregate market value of $15,082,504, representing 2.11% of net assets.

Currency Abbreviations:
NZD - New Zealand Dollar
TWD - New Taiwan Dollar

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	57

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (88.55%)
Australia (0.66%)
Magellan Financial Group, Ltd.	86,427	$1,399,711

Belgium (1.32%)
Melexis NV	42,761	2,802,841

Britain (6.21%)
Abcam PLC	111,150	1,184,975
B&M European Value Retail SA	976,400	2,803,738
Close Brothers Group PLC	54,229	880,814
Diploma PLC	268,400	3,079,892
Metro Bank PLC(a)	22,800	772,751
Ted Baker PLC	69,200	2,096,346
Ultra Electronics Holdings PLC	106,150	2,414,056
		13,232,572

Canada (8.00%)
Crescent Point Energy Corp.	92,428	1,100,481
Gildan Activewear, Inc.	80,722	2,073,267
Home Capital Group, Inc.	6,263	123,971
Ritchie Bros. Auctioneers, Inc.	118,925	4,113,616
Stantec, Inc.	206,908	4,603,098
TransForce, Inc.	221,222	5,018,851
		17,033,284

Chile (0.59%)
Banco de Chile	10,489,421	1,248,511

China (5.75%)
AAC Technologies Holdings, Inc.	108,000	1,030,488
China Lesso Group Holdings, Ltd.	1,462,000	1,072,623
China Medical System Holdings, Ltd.	2,277,600	3,559,323
Man Wah Holdings, Ltd.	8,360,000	5,551,379
Tencent Holdings, Ltd.	39,000	1,034,898
		12,248,711

Colombia (0.72%)
Parex Resources, Inc.(a)	133,500	1,535,753

Finland (0.48%)
Metso OYJ	38,626	1,013,401

France (1.96%)
Alten SA	48,049	3,434,279
	Shares	Value (Note 2)
France (continued)
BioMerieux	5,100	$743,485
		4,177,764

Georgia (0.71%)
BGEO Group PLC	42,000	1,519,621

Germany (5.89%)
Aroundtown Property Holdings PLC(a)	441,737	2,109,389
CTS Eventim AG & Co. KGaA	38,850	1,395,856
GRENKE AG	12,000	2,089,238
Norma Group SE	55,250	2,542,477
PATRIZIA Immobilien AG(a)	99,200	2,050,527
Wirecard AG	49,850	2,364,848
		12,552,335

Hong Kong (4.42%)
Samsonite International SA	500,560	1,574,829
Value Partners Group, Ltd.	5,154,000	4,931,008
Vitasoy International Holdings, Ltd.	1,385,000	2,896,597
		9,402,434

India (8.19%)
AIA Engineering, Ltd.	103,400	2,001,535
Ajanta Pharma, Ltd.	42,500	1,299,185
Alkem Laboratories, Ltd.	58,174	1,421,457
Bajaj Finance, Ltd.	123,250	1,979,319
Bajaj Finserv, Ltd.	20,300	1,028,336
Divi's Laboratories, Ltd.	67,000	1,283,992
ICICI Prudential Life Insurance Co., Ltd.(b)(c)	13,308	61,492
Indiabulls Housing Finance, Ltd.	82,000	1,042,273
WNS Holdings, Ltd., ADR(a)	114,820	3,157,550
Yes Bank, Ltd.	218,450	4,161,529
		17,436,668

Indonesia (1.75%)
Bank Rakyat Indonesia Persero Tbk PT	2,874,000	2,687,216
Delfi, Ltd.	651,600	1,049,117
		3,736,333

Israel (0.47%)
Wix.com, Ltd.(a)	24,850	994,000

Italy (2.00%)
Brembo SpA	68,884	4,257,261

See Notes to Financial Statements.

58	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Japan (11.16%)
Century Tokyo Leasing Corp.	47,100	$1,664,017
CyberAgent, Inc.	108,900	3,172,399
Dip Corp.	68,500	1,821,093
MISUMI Group, Inc.	247,500	4,524,244
MonotaRO Co., Ltd.	64,900	1,585,523
Nihon M&A Center, Inc.	152,300	4,959,517
Sawai Pharmaceutical Co., Ltd.	38,100	2,466,854
Seria Co., Ltd.	24,500	1,939,067
Suruga Bank, Ltd.	66,600	1,628,960
		23,761,674

Luxembourg (2.41%)
Grand City Properties SA	173,100	3,041,279
L'Occitane International SA	1,007,250	2,080,593
		5,121,872

Mexico (1.35%)
Banregio Grupo Financiero SAB de CV	438,750	2,875,866

Netherlands (2.56%)
Aalberts Industries NV	131,747	4,161,593
Arcadis NV	98,116	1,292,483
		5,454,076

Philippines (4.11%)
Puregold Price Club, Inc.	3,592,200	3,023,019
Robinsons Retail Holdings, Inc.	1,522,320	2,430,179
Security Bank Corp.	727,200	3,309,926
		8,763,124

South Africa (1.80%)
EOH Holdings, Ltd.	249,000	2,952,821
Mr. Price Group, Ltd.	77,000	877,830
		3,830,651

South Korea (1.23%)
LG Household & Health Care, Ltd.	2,100	1,504,916
Mando Corp.	4,750	1,114,595
		2,619,511

Sweden (4.53%)
Hexpol AB	239,625	1,969,869
Indutrade AB	139,550	2,594,116
Nibe Industrier AB, Class B	246,900	1,836,958
Svenska Handelsbanken AB, Class A	156,700	2,137,414

	Shares	Value (Note 2)
Sweden (continued)
Sweco AB, Class B	54,900	$1,100,778
		9,639,135

Switzerland (3.90%)
Baloise Holding AG	13,600	1,673,973
Leonteq AG	19,400	1,118,458
Luxoft Holding, Inc.(a)	31,025	1,644,325
VZ Holding AG	10,889	3,224,169
Wizz Air Holdings PLC(a)(b)(c)	35,000	647,313
		8,308,238

Taiwan (2.48%)
Largan Precision Co., Ltd.	22,000	2,603,818
Novatek Microelectronics Corp.	367,000	1,378,103
Vanguard International Semiconductor Corp.	632,000	1,289,735
		5,271,656

United States (2.94%)
EPAM Systems, Inc.(a)	35,950	2,314,101
First Cash Financial Services, Inc.	40,125	1,893,900
Genpact, Ltd.(a)	89,450	2,056,456
		6,264,457

Vietnam (0.96%)
Vietnam Dairy Products JSC	322,844	2,053,660

TOTAL COMMON STOCKS (Cost $175,633,733)		188,555,120

PREFERRED STOCKS (1.25%)
Brazil (1.25%)
Itau Unibanco Holding SA	220,330	2,656,109

TOTAL PREFERRED STOCKS (Cost $1,431,685)		2,656,109

EXCHANGE-TRADED FUNDS (2.86%)
iShares® MSCI EAFE ETF	17,000	982,940
iShares® MSCI Emerging Markets ETF	27,500	1,021,350
iShares® MSCI Japan ETF	75,000	947,250
WisdomTree Japan Hedged Equity Fund	69,800	3,151,470

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,792,754)		6,103,010

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	59

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

TOTAL INVESTMENTS (92.66%) (Cost $182,858,172)	$197,314,239

Other Assets In Excess Of Liabilities (7.34%)	15,631,361

NET ASSETS (100.00%)	$212,945,600

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities had a total aggregate market value of $708,805, representing 0.33% of net assets.

(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2016, the aggregate market value of those securities was $708,805, representing 0.33% of net assets.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

60	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Statements of Assets and Liabilities

October 31, 2016 (Unaudited)

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund
ASSETS
Investments, at value (Cost ‐ see below)	$354,911,338	$31,272,845	$619,222,389	$282,637,272
Cash	39,909,746	1,300,586	11,318,960	3,516,636
Foreign cash, at value (Cost $3,438,805, $317,287, $237,178 and $1,056,729, respectively)	3,454,686	318,899	238,269	1,060,046
Dividends and interest receivable	201,807	31,328	611,095	248,264
Receivable for investments sold	314,310	120,687	1,966,304	835,743
Receivable for fund shares subscribed	5,588	21,060	109,958	98,379
Prepaid and other assets	10,167	16,207	30,354	20,819
Total assets	398,807,642	33,081,612	633,497,329	288,417,159

LIABILITIES
Payable for investments purchased	106,827	39,706	1,671,715	1,207,777
Foreign capital gains tax	526,059	40,451	513,344	227,257
Payable for fund shares redeemed	137,735	–	567,904	122,213
Advisory fees payable	458,543	32,133	661,885	272,580
Administration fees payable	16,388	708	25,450	17,059
Custodian fees payable	96,435	21,533	71,745	56,052
Payable for trustee fees and expenses	2,023	169	3,594	1,720
Payable for chief compliance officer fee	795	64	1,479	719
Payable for principal financial officer fees	138	10	264	129
Distribution and service fees payable	4,128	–	36,918	13,941
Payable for transfer agency fees	4,039	3,863	10,824	7,386
Accrued expenses and other liabilities	28,307	6,089	31,121	19,332
Total liabilities	1,381,417	144,726	3,596,243	1,946,165
NET ASSETS	$397,426,225	$32,936,886	$629,901,086	$286,470,994

NET ASSETS CONSISTS OF
Paid‐in capital (Note 5)	$384,461,595	$29,636,198	$526,346,470	$271,240,456
Accumulated net investment income	2,746,744	89,725	295,415	707,322
Accumulated net realized gain/(loss)	(7,402,367)	339,910	(715,068)	(16,279,723)
Net unrealized appreciation	17,620,253	2,871,053	103,974,269	30,802,939
NET ASSETS	$397,426,225	$32,936,886	$629,901,086	$286,470,994

INVESTMENTS, AT COST	$336,780,752	$28,362,384	$514,701,780	$251,604,066

PRICING OF SHARES
Investor Class
Net Assets	$18,631,225	$–	$170,709,074	$63,562,557
Net Asset Value, offering and redemption price per share	$10.82	$–	$3.15	$12.95
Shares of beneficial interest outstanding	1,721,421	–	54,184,206	4,906,837
Institutional Class
Net Assets	$378,795,000	$32,936,886	$459,192,012	$222,908,437
Net Asset Value, offering and redemption price per share	$10.87	$11.06	$3.18	$12.98
Shares of beneficial interest outstanding	34,838,576	2,978,629	144,298,916	17,168,704

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	61

Grandeur Peak Funds®	Statements of Assets and Liabilities

October 31, 2016 (Unaudited)

	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund
ASSETS
Investments, at value (Cost ‐ see below)	$66,932,359	$654,912,293	$197,314,239
Cash	4,107,473	61,829,951	15,372,627
Foreign cash, at value (Cost $369,303, $1,113,084 and $1,904,806, respectively)	370,157	1,098,552	1,906,116
Dividends and interest receivable	54,818	776,223	176,032
Receivable for investments sold	69,799	1,312,569	211,578
Receivable for fund shares subscribed	18,036	452,383	315,862
Prepaid and other assets	27,865	29,857	30,202
Total assets	71,580,507	720,411,828	215,326,656

LIABILITIES
Payable for investments purchased	582,536	2,818,269	1,529,925
Foreign capital gains tax	104,769	773,190	623,329
Payable for fund shares redeemed	3,058	71,852	29,490
Advisory fees payable	50,065	739,321	143,069
Administration fees payable	3,780	28,398	7,790
Custodian fees payable	18,026	92,957	26,628
Payable for trustee fees and expenses	45	4,155	703
Payable for chief compliance officer fee	5	1,693	256
Payable for principal financial officer fees	4	303	47
Distribution and service fees payable	8,816	17,110	5,661
Payable for transfer agency fees	4,151	7,260	3,627
Accrued expenses and other liabilities	8,033	35,238	10,531
Total liabilities	783,288	4,589,746	2,381,056
NET ASSETS	$70,797,219	$715,822,082	$212,945,600

NET ASSETS CONSISTS OF
Paid‐in capital (Note 5)	$66,782,646	$606,484,590	$199,813,347
Accumulated net investment income	141,645	2,710,679	1,121,751
Accumulated net realized gain/(loss)	(350,295)	13,433,266	(1,817,113)
Net unrealized appreciation	4,223,223	93,193,547	13,827,615
NET ASSETS	$70,797,219	$715,822,082	$212,945,600

INVESTMENTS, AT COST	$62,603,733	$560,886,278	$182,858,172

PRICING OF SHARES
Investor Class
Net Assets	$41,149,477	$79,620,862	$26,219,214
Net Asset Value, offering and redemption price per share	$11.33	$3.27	$11.68
Shares of beneficial interest outstanding	3,630,642	24,366,700	2,244,636
Institutional Class
Net Assets	$29,647,741	$636,201,220	$186,726,386
Net Asset Value, offering and redemption price per share	$11.37	$3.28	$11.70
Shares of beneficial interest outstanding	2,607,761	193,828,183	15,954,642

See Notes to Financial Statements.

62	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Statements of Operations

For the Six Months Ended October 31, 2016 (Unaudited)

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund
INVESTMENT INCOME
Dividends	$5,409,159	$463,408	$5,932,795	$3,012,882
Interest	1,588	9	–	–
Foreign taxes withheld	(560,266)	(45,678)	(444,963)	(259,045)
Total investment income	4,850,481	417,739	5,487,832	2,753,837

EXPENSES
Investment advisor fees (Note 6)	2,597,802	238,433	3,954,664	1,588,017
Administrative fees	78,348	11,732	123,643	64,873
Distribution and service fees ‐ Investor Class	20,339	–	203,062	75,952
Transfer agent fees	19,384	19,137	41,544	31,776
Professional fees	15,705	10,124	22,194	18,394
Printing fees	6,462	1,373	17,277	9,905
Registration fees	18,385	4,413	16,227	16,951
Custodian fees	223,004	41,650	152,041	121,293
Trustee fees and expenses	4,878	408	8,211	3,772
Chief compliance officer fees	4,681	386	7,891	3,637
Principal financial officer fees	845	68	1,430	659
Offering costs	–	28,369	–	–
Other expenses	9,419	3,071	13,321	8,515
Total expenses	2,999,252	359,164	4,561,505	1,943,744
Less fees waived/reimbursed by investment advisor (Note 6)	–	(44,854)	(35,775)	–
NET INVESTMENT INCOME	1,851,229	103,429	962,102	810,093

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	6,128,744	427,520	(544,166)	(3,039,406)
Net realized gain/(loss) on foreign currency transactions	(82,156)	376	(51,811)	(75,032)
Net change in unrealized appreciation on investments (net of foreign capital gains tax of $458,958, $40,451, $513,344 and $227,257, respectively)	29,314,452	1,478,701	29,114,371	16,970,434
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(1,156)	(3,303)	(43,305)	(15,641)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	35,359,884	1,903,294	28,475,089	13,840,355
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,211,113	$2,006,723	$29,437,191	$14,650,448

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	63

Grandeur Peak Funds®	Statements of Operations

For the Six Months Ended October 31, 2016 (Unaudited)

	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund
INVESTMENT INCOME
Dividends	$398,441	$8,203,018	$1,528,801
Interest	–	258	–
Foreign taxes withheld	(28,987)	(771,486)	(139,313)
Total investment income	369,454	7,431,790	1,389,488

EXPENSES
Investment advisor fees (Note 6)	217,059	4,503,509	653,631
Recoupment of previously waived fees (Note 6)	–	–	51,467
Administrative fees	12,870	140,515	32,422
Distribution and service fees ‐ Investor Class	38,104	90,894	31,235
Transfer agent fees	22,814	31,695	19,162
Professional fees	9,853	24,754	13,738
Printing fees	1,885	12,439	2,454
Registration fees	5,687	16,074	5,247
Custodian fees	34,421	210,349	54,923
Trustee fees and expenses	517	9,356	1,927
Chief compliance officer fees	522	8,990	1,820
Principal financial officer fees	98	1,629	331
Offering costs	22,792	–	23,592
Other expenses	3,550	14,816	4,278
Total expenses	370,172	5,065,020	896,227
Less fees waived/reimbursed by investment advisor (Note 6)	(33,612)	(57,110)	–
NET INVESTMENT INCOME	32,894	2,423,880	493,261

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	128,354	13,305,758	363,108
Net realized gain/(loss) on foreign currency transactions	(90,010)	1,361,923	(319,290)
Net change in unrealized appreciation on investments (net of foreign capital gains tax of $80,753, $773,190 and $490,847, respectively)	1,942,146	22,825,261	7,087,888
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(3,744)	(113,608)	(23,569)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	1,976,746	37,379,334	7,108,137
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,009,640	$39,803,214	$7,601,398

See Notes to Financial Statements.

64	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
OPERATIONS
Net investment income	$1,851,229	$2,937,123
Net realized gain/(loss)	6,046,588	(6,742,695)
Net change in unrealized appreciation/(depreciation)	29,313,296	(50,774,647)
Net increase/(decrease) in net assets resulting from operations	37,211,113	(54,580,219)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	–
Institutional Class	–	–
Net realized gains on investments
Investor Class	–	(784,769)
Institutional Class	–	(12,306,838)
Net decrease in net assets from distributions	–	(13,091,607)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	156,660	1,471,368
Distributions reinvested	–	766,668
Cost of shares redeemed	(4,038,147)	(16,030,060)
Redemption fees	1	2,624
Net decrease from capital shares transactions	(3,881,486)	(13,789,400)

Institutional Class
Proceeds from sales of shares	8,279,049	11,860,125
Distributions reinvested	–	11,059,498
Cost of shares redeemed	(14,223,222)	(39,363,942)
Redemption fees	22	1,324
Net decrease from capital shares transactions	(5,944,151)	(16,442,995)

Net increase/(decrease) in net assets	27,385,476	(97,904,221)

NET ASSETS
Beginning of period	370,040,749	467,944,970
End of period*	$397,426,225	$370,040,749

*Including accumulated net investment income of:	$2,746,744	$895,515

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	15,163	144,484
Issued to shareholders in reinvestment of distributions	–	79,530
Redeemed	(386,315)	(1,598,285)
Net decrease in share transactions	(371,152)	(1,374,271)

Institutional Class
Issued	786,832	1,186,242
Issued to shareholders in reinvestment of distributions	–	1,143,692
Redeemed	(1,413,331)	(4,011,166)
Net decrease in share transactions	(626,499)	(1,681,232)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	65

Grandeur Peak Global Micro Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Period October 21, 2015 (Commencement of Operations) to April 30, 2016
OPERATIONS
Net investment income/(loss)	$103,429	$(59,607)
Net realized gain/(loss)	427,896	(97,724)
Net change in unrealized appreciation	1,475,398	1,395,655
Net increase in net assets resulting from operations	2,006,723	1,238,324

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Institutional Class
Proceeds from sales of shares	1,259,762	31,071,815
Cost of shares redeemed	(1,065,055)	(1,575,834)
Redemption fees	2	1,149
Net increase from capital shares transactions	194,709	29,497,130
Net increase in net assets	2,201,432	30,735,454

NET ASSETS
Beginning of period	30,735,454	–
End of period*	$32,936,886	$30,735,454
*Including accumulated net investment income/(loss) of:	$89,725	$(13,704)

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	118,333	3,118,442
Redeemed	(99,572)	(158,574)
Net increase in share transactions	18,761	2,959,868

See Notes to Financial Statements.

66	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
OPERATIONS
Net investment income	$962,102	$1,497,876
Net realized gain/(loss)	(595,977)	16,758,288
Net change in unrealized appreciation/(depreciation)	29,071,066	(56,974,221)
Net increase/(decrease) in net assets resulting from operations	29,437,191	(38,718,057)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(109,124)
Institutional Class	–	(1,035,196)
Net realized gains on investments
Investor Class	–	(13,697,007)
Institutional Class	–	(34,852,047)
Net decrease in net assets from distributions	–	(49,693,374)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	5,167,033	16,451,459
Distributions reinvested	–	13,160,455
Cost of shares redeemed	(15,674,797)	(33,495,791)
Redemption fees	101	981
Net decrease from capital shares transactions	(10,507,663)	(3,882,896)

Institutional Class
Proceeds from sales of shares	19,469,260	21,799,233
Distributions reinvested	–	34,499,590
Cost of shares redeemed	(33,688,004)	(66,675,634)
Redemption fees	4,171	663
Net decrease from capital shares transactions	(14,214,573)	(10,376,148)

Net increase/(decrease) in net assets	4,714,955	(102,670,475)

NET ASSETS
Beginning of period	625,186,131	727,856,606
End of period*	$629,901,086	$625,186,131
*Including accumulated net investment income/(loss) of:	$295,415	$(666,687)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	1,676,929	5,378,903
Issued to shareholders in reinvestment of distributions	–	4,386,818
Redeemed	(5,068,162)	(10,866,076)
Net decrease in share transactions	(3,391,233)	(1,100,355)

Institutional Class
Issued	6,254,829	7,034,568
Issued to shareholders in reinvestment of distributions	–	11,423,705
Redeemed	(10,933,210)	(21,633,925)
Net decrease in share transactions	(4,678,381)	(3,175,652)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	67

Grandeur Peak Global Reach Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
OPERATIONS
Net investment income	$810,093	$866,968
Net realized loss	(3,114,438)	(10,392,458)
Net change in unrealized appreciation/(depreciation)	16,954,793	(14,065,512)
Net increase/(decrease) in net assets resulting from operations	14,650,448	(23,591,002)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(31,050)
Institutional Class	–	(548,683)
Net realized gains on investments
Investor Class	–	(2,531,840)
Institutional Class	–	(8,291,704)
Net decrease in net assets from distributions	–	(11,403,277)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	2,044,714	8,664,894
Distributions reinvested	–	2,432,032
Cost of shares redeemed	(8,818,531)	(22,513,189)
Redemption fees	265	112
Net decrease from capital shares transactions	(6,773,552)	(11,416,151)

Institutional Class
Proceeds from sales of shares	5,722,267	14,482,195
Distributions reinvested	–	8,452,696
Cost of shares redeemed	(15,871,507)	(35,375,478)
Redemption fees	5	1,064
Net decrease from capital shares transactions	(10,149,235)	(12,439,523)

Net decrease in net assets	(2,272,339)	(58,849,953)

NET ASSETS
Beginning of period	288,743,333	347,593,286
End of period*	$286,470,994	$288,743,333
*Including accumulated net investment income/(loss) of:	$707,322	$(102,771)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	163,186	687,256
Issued to shareholders in reinvestment of distributions	–	199,838
Redeemed	(695,943)	(1,845,147)
Net decrease in share transactions	(532,757)	(958,053)

Institutional Class
Issued	444,522	1,168,635
Issued to shareholders in reinvestment of distributions	–	694,552
Redeemed	(1,264,034)	(2,925,982)
Net decrease in share transactions	(819,512)	(1,062,795)

See Notes to Financial Statements.

68	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
OPERATIONS
Net investment income	$32,894	$16,435
Net realized gain/(loss)	38,344	(316,587)
Net change in unrealized appreciation	1,938,402	2,284,821
Net increase in net assets resulting from operations	2,009,640	1,984,669

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(1,406)
Institutional Class	–	(1,599)
Net realized gains on investments
Investor Class	–	(5,451)
Institutional Class	–	(4,017)
Net decrease in net assets from distributions	–	(12,473)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	23,485,758	19,927,627
Distributions reinvested	–	6,798
Cost of shares redeemed	(2,484,558)	(1,840,013)
Redemption fees	237	756
Net increase from capital shares transactions	21,001,437	18,095,168

Institutional Class
Proceeds from sales of shares	11,803,270	17,799,288
Distributions reinvested	–	5,140
Cost of shares redeemed	(710,466)	(1,178,526)
Redemption fees	–	72
Net increase from capital shares transactions	11,092,804	16,625,974
Net increase in net assets	34,103,881	36,693,338

NET ASSETS
Beginning of period	36,693,338	–
End of period*	$70,797,219	$36,693,338
*Including accumulated net investment income of:	$141,645	$108,751

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	2,085,915	1,940,844
Issued to shareholders in reinvestment of distributions	–	639
Redeemed	(218,013)	(178,743)
Net increase in share transactions	1,867,902	1,762,740
Institutional Class
Issued	1,055,246	1,727,174
Issued to shareholders in reinvestment of distributions	–	483
Redeemed	(62,904)	(112,238)
Net increase in share transactions	992,342	1,615,419

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	69

Grandeur Peak International Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
OPERATIONS
Net investment income	$2,423,880	$4,673,044
Net realized gain/(loss)	14,667,681	(1,400,622)
Net change in unrealized appreciation/(depreciation)	22,711,653	(51,653,029)
Net increase/(decrease) in net assets resulting from operations	39,803,214	(48,380,607)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(333,339)
Institutional Class	–	(2,890,960)
Net realized gains on investments
Investor Class	–	(5,176,781)
Institutional Class	–	(25,904,418)
Net decrease in net assets from distributions	–	(34,305,498)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	11,516,601	22,706,144
Distributions reinvested	–	5,342,478
Cost of shares redeemed	(59,476,591)	(62,519,592)
Redemption fees	173	5,300
Net decrease from capital shares transactions	(47,959,817)	(34,465,670)

Institutional Class
Proceeds from sales of shares	61,013,198	25,906,118
Distributions reinvested	–	25,634,915
Cost of shares redeemed	(40,328,053)	(87,311,199)
Redemption fees	708	8,941
Net increase/(decrease) from capital shares transactions	20,685,853	(35,761,225)
Net increase/(decrease) in net assets	12,529,250	(152,913,000)

NET ASSETS
Beginning of period	703,292,832	856,205,832
End of period*	$715,822,082	$703,292,832
*Including accumulated net investment income of:	$2,710,679	$286,799

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	3,630,496	7,180,441
Issued to shareholders in reinvestment of distributions	–	1,740,221
Redeemed	(19,328,497)	(19,692,604)
Net decrease in share transactions	(15,698,001)	(10,771,942)

Institutional Class
Issued	19,764,003	8,230,251
Issued to shareholders in reinvestment of distributions	–	8,323,024
Redeemed	(12,507,635)	(28,793,205)
Net increase/(decrease) in share transactions	7,256,368	(12,239,930)

See Notes to Financial Statements.

70	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
OPERATIONS
Net investment income	$493,261	$306,704
Net realized gain/(loss)	43,818	(1,541,441)
Net change in unrealized appreciation	7,064,319	6,763,296
Net increase in net assets resulting from operations	7,601,398	5,528,559

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Institutional Class	–	(30,017)
Net decrease in net assets from distributions	–	(30,017)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	4,512,323	22,223,231
Cost of shares redeemed	(1,714,945)	(1,404,112)
Redemption fees	125	1,506
Net increase from capital shares transactions	2,797,503	20,820,625

Institutional Class
Proceeds from sales of shares	68,470,748	122,552,744
Distributions reinvested	–	29,459
Cost of shares redeemed	(7,021,888)	(7,803,828)
Redemption fees	–	297
Net increase from capital shares transactions	61,448,860	114,778,672

Net increase in net assets	71,847,761	141,097,839

NET ASSETS
Beginning of period	141,097,839	–
End of period*	$212,945,600	$141,097,839
*Including accumulated net investment income of:	$1,121,751	$628,490

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	391,553	2,133,944
Redeemed	(145,929)	(134,932)
Net increase in share transactions	245,624	1,999,012
Institutional Class
Issued	5,767,237	11,528,096
Issued to shareholders in reinvestment of distributions	–	2,720
Redeemed	(610,204)	(733,207)
Net increase in share transactions	5,157,033	10,797,609

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	71

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period December 16, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$9.82		$11.51	$10.53	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.07	0.02	(0.05)
Net realized and unrealized gain/(loss) on investments	0.96		(1.41)	1.22	0.58
Total income/(loss) from investment operations	1.00		(1.34)	1.24	0.53

DISTRIBUTIONS
From net investment income	–		–	(0.01)	–
From net realized gain on investments	–		(0.35)	(0.25)	–
Total distributions	–		(0.35)	(0.26)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	1.00		(1.69)	0.98	0.53
NET ASSET VALUE, END OF PERIOD	$10.82		$9.82	$11.51	$10.53

TOTAL RETURN	10.18	%(c)	(11.62)%	12.06%	5.30	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$18,631		$20,548	$39,896	$27,952

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.75	%(d)	1.77%	1.82%	2.01	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.75	%(d)	1.77%	1.82%	1.95	%(d)(e)
Net investment income/(loss)	0.81	%(d)	0.69%	0.22%	(0.55	)%(d)

PORTFOLIO TURNOVER RATE	14	%(c)	40%	53%	26	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

72	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period December 16, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$9.85		$11.52	$10.54	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.08	0.05	(0.03)
Net realized and unrealized gain/(loss) on investments	0.97		(1.40)	1.21	0.57
Total income/(loss) from investment operations	1.02		(1.32)	1.26	0.54

DISTRIBUTIONS
From net investment income	–		–	(0.03)	–
From net realized gain on investments	–		(0.35)	(0.25)	–
Total distributions	–		(0.35)	(0.28)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	1.02		(1.67)	0.98	0.54
NET ASSET VALUE, END OF PERIOD	$10.87		$9.85	$11.52	$10.54

TOTAL RETURN	10.36	%(c)	(11.44)%	12.22%	5.40	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$378,795		$349,493	$428,048	$255,819

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.55	%(d)	1.55%	1.58%	1.76	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.55	%(d)	1.55%	1.58%	1.70	%(d)(e)
Net investment income/(loss)	0.97	%(d)	0.75%	0.43%	(0.37	)%(d)

PORTFOLIO TURNOVER RATE	14	%(c)	40%	53%	26	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	73

Grandeur Peak Global Micro Cap Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2016 (Unaudited)		For the Period October 21, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$10.38		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		(0.02)
Net realized and unrealized gain on investments	0.65		0.40
Total income from investment operations	0.68		0.38

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)

INCREASE IN NET ASSET VALUE	0.68		0.38
NET ASSET VALUE, END OF PERIOD	$11.06		$10.38

TOTAL RETURN	6.55	%(c)	3.80	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$32,937		$30,735

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	2.26	%(d)	2.30	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.98	%(d)	2.00	%(d)(e)
Net investment income/(loss)	0.65	%(d)	(0.41	)%(d)

PORTFOLIO TURNOVER RATE	13	%(c)	8	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

74	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016		Year Ended April 30, 2015	Year Ended April 30, 2014		Year Ended April 30, 2013	For the Period October 17, 2011 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.01		$3.43		$3.31	$2.77		$2.31	$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.00	(b)	0.00	(b)	0.00 (b)	(0.00	)(b)	0.00 (b)	(0.00	)(b)
Net realized and unrealized gain/(loss) on investments	0.14		(0.18)		0.35	0.67		0.51	0.31
Total income/(loss) from investment operations	0.14		(0.18)		0.35	0.67		0.51	0.31

DISTRIBUTIONS
From net investment income	–		(0.00	)(b)	(0.01)	–		(0.01)	–
From net realized gain on investments	–		(0.24)		(0.22)	(0.13)		(0.04)	–
Total distributions	–		(0.24)		(0.23)	(0.13)		(0.05)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)	0.00 (b)	0.00	(b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	0.14		(0.42)		0.12	0.54		0.46	0.31
NET ASSET VALUE, END OF PERIOD	$3.15		$3.01		$3.43	$3.31		$2.77	$2.31

TOTAL RETURN	4.65	%(c)	(5.03)%		11.09%	24.31%		22.34%	15.50	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$170,709		$173,156		$201,462	$216,247		$132,384	$73,154

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.61	%(d)	1.62%		1.62%	1.68%		1.76%	2.30	%(d)
Expenses (including fees waived/reimbursed by investment advisor)	1.60	%(d)	1.62%		1.62%	1.68%		1.75%	1.75	%(d)
Net investment income/(loss)	0.14	%(d)	0.06%		0.12%	(0.15)%		0.19%	(0.04	)%(d)

PORTFOLIO TURNOVER RATE	14	%(c)	32%		37%	38%		35%	42	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	75

Grandeur Peak Global Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014		Year Ended April 30, 2013	For the Period October 17, 2011 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.03		$3.46	$3.34	$2.79		$2.32	$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.01	0.01	0.00	(b)	0.01	0.00	(b)
Net realized and unrealized gain/(loss) on investments	0.14		(0.19)	0.34	0.68		0.52	0.32
Total income/(loss) from investment operations	0.15		(0.18)	0.35	0.68		0.53	0.32

DISTRIBUTIONS
From net investment income	–		(0.01)	(0.01)	(0.00	)(b)	(0.02)	–
From net realized gain on investments	–		(0.24)	(0.22)	(0.13)		(0.04)	–
Total distributions	–		(0.25)	(0.23)	(0.13)		(0.06)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	0.15		(0.43)	0.12	0.55		0.47	0.32
NET ASSET VALUE, END OF PERIOD	$3.18		$3.03	$3.46	$3.34		$2.79	$2.32

TOTAL RETURN	4.95	%(c)	(5.12)%	11.20%	24.67%		22.86%	16.00	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$459,192		$452,030	$526,394	$492,869		$217,953	$77,737

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.38	%(d)	1.38%	1.38%	1.44%		1.51%	2.03	%(d)
Expenses (including fees waived/reimbursed by investment advisor)	1.37	%(d)	1.38%	1.38%	1.44%		1.50%	1.50	%(d)
Net investment income	0.37	%(d)	0.30%	0.35%	0.08%		0.37%	0.40	%(d)

PORTFOLIO TURNOVER RATE	14	%(c)	32%	37%	38%		35%	42	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

76	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period June 19, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$12.31		$13.65	$12.43	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02		0.01	0.00 (b)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.62		(0.89)	1.37	2.54
Total income/(loss) from investment operations	0.64		(0.88)	1.37	2.52

DISTRIBUTIONS
From net investment income	–		(0.01)	(0.01)	(0.02)
From net realized gain on investments	–		(0.45)	(0.14)	(0.08)
Total distributions	–		(0.46)	(0.15)	(0.10)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.01

INCREASE/DECREASE IN NET ASSET VALUE	0.64		(1.34)	1.22	2.43
NET ASSET VALUE, END OF PERIOD	$12.95		$12.31	$13.65	$12.43

TOTAL RETURN	5.20	%(c)	(6.45)%	11.09%	25.31	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$63,563		$66,984	$87,354	$46,163

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.52	%(d)	1.60%	1.60%	1.91	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.52	%(d)	1.60%	1.60%	1.60	%(d)(e)
Net investment income/(loss)	0.39	%(d)	0.10%	0.03%	(0.17	)%(d)

PORTFOLIO TURNOVER RATE	17	%(c)	46%	46%	39	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	77

Grandeur Peak Global Reach Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period June 19, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$12.33		$13.66	$12.42	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.04		0.04	0.03	0.02
Net realized and unrealized gain/(loss) on investments	0.61		(0.89)	1.37	2.52
Total income/(loss) from investment operations	0.65		(0.85)	1.40	2.54

DISTRIBUTIONS
From net investment income	–		(0.03)	(0.02)	(0.04)
From net realized gain on investments	–		(0.45)	(0.14)	(0.08)
Total distributions	–		(0.48)	(0.16)	(0.12)

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	0.65		(1.33)	1.24	2.42
NET ASSET VALUE, END OF PERIOD	$12.98		$12.33	$13.66	$12.42

TOTAL RETURN	5.27	%(c)	(6.18)%	11.41%	25.45	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$222,908		$221,759	$260,239	$88,311

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.29	%(d)	1.35%	1.35%	1.75	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.29	%(d)	1.35%	1.35%	1.35	%(d)(e)
Net investment income	0.61	%(d)	0.34%	0.23%	0.21	%(d)

PORTFOLIO TURNOVER RATE	17	%(c)	46%	46%	39	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

78	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2016 (Unaudited)		For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$10.85		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.00	)(b)	0.00	(b)
Net realized and unrealized gain on investments	0.48		0.85
Total income from investment operations	0.48		0.85

DISTRIBUTIONS
From net investment income	–		(0.00	)(b)
From net realized gain on investments	–		(0.00	)(b)
Total distributions	–		(0.00	)(b)

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL	0.00	(b)	0.00	(b)

INCREASE IN NET ASSET VALUE	0.48		0.85
NET ASSET VALUE, END OF PERIOD	$11.33		$10.85

TOTAL RETURN	4.42	%(c)	8.55	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$41,149		$19,131

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.47	%(d)	2.06	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.35	%(d)	1.35	%(d)(e)
Net investment loss	(0.01	)%(d)	0.00	%(d)(f)

PORTFOLIO TURNOVER RATE	15	%(c)	24	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.
(f)	Less than 0.005% of average net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	79

Grandeur Peak Global Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2016 (Unaudited)		For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$10.87		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.02		0.02
Net realized and unrealized gain on investments	0.48		0.85
Total income from investment operations	0.50		0.87

DISTRIBUTIONS
From net investment income	–		(0.00	)(b)
From net realized gain on investments	–		(0.00	)(b)
Total distributions	–		(0.00	)(b)

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL	–		0.00	(b)

INCREASE IN NET ASSET VALUE	0.50		0.87
NET ASSET VALUE, END OF PERIOD	$11.37		$10.87

TOTAL RETURN	4.60	%(c)	8.76	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$29,648		$17,562

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.23	%(d)	1.86	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.10	%(d)	1.10	%(d)(e)
Net investment income	0.28	%(d)	0.22	%(d)

PORTFOLIO TURNOVER RATE	15	%(c)	24	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

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Grandeur Peak International Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period October 17, 2011 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.09		$3.42	$3.41	$2.83	$2.29	$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.01	0.01	0.01	0.01	0.00	(b)
Net realized and unrealized gain/(loss) on investments	0.17		(0.20)	0.21	0.68	0.55	0.29
Total income/(loss) from investment operations	0.18		(0.19)	0.22	0.69	0.56	0.29

DISTRIBUTIONS
From net investment income	–		(0.01)	(0.01)	(0.02)	(0.01)	–
From net realized gain on investments	–		(0.13)	(0.20)	(0.09)	(0.01)	–
Total distributions	–		(0.14)	(0.21)	(0.11)	(0.02)	–

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	0.18		(0.33)	0.01	0.58	0.54	0.29
NET ASSET VALUE, END OF PERIOD	$3.27		$3.09	$3.42	$3.41	$2.83	$2.29

TOTAL RETURN	5.83	%(c)	(5.53)%	7.25%	24.59%	24.57%	14.50	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$79,621		$123,922	$173,842	$153,296	$96,550	$9,274

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.61	%(d)	1.62%	1.62%	1.73%	1.88%	2.94	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.59	%(d)	1.62%	1.62%	1.73%	1.75%	1.75	%(d)
Net investment income	0.42	%(d)	0.45%	0.37%	0.20%	0.26%	0.33	%(d)

PORTFOLIO TURNOVER RATE	12	%(c)	34%	36%	37%	52%	24	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	81

Grandeur Peak International Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period October 17, 2011 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.11		$3.43	$3.42	$2.84	$2.29	$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.02	0.02	0.01	0.01	0.01
Net realized and unrealized gain/(loss) on investments	0.16		(0.20)	0.21	0.69	0.57	0.28
Total income/(loss) from investment operations	0.17		(0.18)	0.23	0.70	0.58	0.29

DISTRIBUTIONS
From net investment income	–		(0.01)	(0.02)	(0.03)	(0.02)	–
From net realized gain on investments	–		(0.13)	(0.20)	(0.09)	(0.01)	–
Total distributions	–		(0.14)	(0.22)	(0.12)	(0.03)	–

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	0.17		(0.32)	0.01	0.58	0.55	0.29
NET ASSET VALUE, END OF PERIOD	$3.28		$3.11	$3.43	$3.42	$2.84	$2.29

TOTAL RETURN	5.47	%(c)	(5.02)%	7.41%	24.70%	25.11%	14.50	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$636,201		$579,371	$682,364	$658,127	$250,962	$55,458

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.38	%(d)	1.38%	1.38%	1.46%	1.59%	2.50	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.37	%(d)	1.38%	1.38%	1.46%	1.50%	1.50	%(d)
Net investment income	0.70	%(d)	0.65%	0.61%	0.42%	0.51%	0.56	%(d)

PORTFOLIO TURNOVER RATE	12	%(c)	34%	36%	37%	52%	24	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Grandeur Peak International Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2016 (Unaudited)		For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$11.02		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.02		0.03
Net realized and unrealized gain on investments	0.64		0.99
Total income from investment operations	0.66		1.02

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL	0.00	(b)	0.00	(b)

INCREASE IN NET ASSET VALUE	0.66		1.02
NET ASSET VALUE, END OF PERIOD	$11.68		$11.02

TOTAL RETURN	5.99	%(c)	10.20	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$26,219		$22,028

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.30	%(d)	1.45	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.30	%(d)	1.35	%(d)(e)
Net investment income	0.42	%(d)	0.44	%(d)

PORTFOLIO TURNOVER RATE	15	%(c)	59	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	83

Grandeur Peak International Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2016 (Unaudited)		For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$11.03		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.04		0.04
Net realized and unrealized gain on investments	0.63		0.99
Total income from investment operations	0.67		1.03

DISTRIBUTIONS
From net investment income	–		(0.00	)(b)
Total distributions	–		(0.00	)(b)

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL	–		0.00	(b)

INCREASE IN NET ASSET VALUE	0.67		1.03
NET ASSET VALUE, END OF PERIOD	$11.70		$11.03

TOTAL RETURN	6.07	%(c)	10.34	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$186,726		$119,070

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.06	%(d)	1.20	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.06	%(d)	1.10	%(d)(e)
Net investment income	0.64	%(d)	0.60	%(d)

PORTFOLIO TURNOVER RATE	15	%(c)	59	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open‐end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2016, the Trust consists of multiple separate portfolios or series. This semi‐annual report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long‐term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open‐end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange‐traded open‐end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | October 31, 2016	85

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of October 31, 2016:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks*	$354,872,157	$–	$–	$354,872,157
Rights*	–	39,181	–	39,181
Total	$354,872,157	$39,181	$–	$354,911,338

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks*	$31,268,040	$–	$–	$31,268,040
Rights*	–	4,805	–	4,805
Total	$31,268,040	$4,805	$–	$31,272,845

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks*	$619,153,531	$–	$–	$619,153,531
Rights*	–	68,858	–	68,858
Total	$619,153,531	$68,858	$–	$619,222,389

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Georgia	$2,390,914	$331,432	$–	$2,722,346
Spain	–	–	1	1
Other*	279,241,680	–	–	279,241,680
Preferred Stocks*	$651,098	$–	$–	$651,098
Rights*	–	22,147	–	22,147
Total	$282,283,692	$353,579	$1	$282,637,272

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2016 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks*	$65,276,681	$–	$–	$65,276,681
Preferred Stocks*	609,327	–	–	609,327
Exchange Traded Funds*	1,046,351	–	–	1,046,351
Total	$66,932,359	$–	$–	$66,932,359

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks*	$654,801,273	$–	$–	$654,801,273
Rights*	–	111,020	–	111,020
Total	$654,801,273	$111,020	$–	$654,912,293

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	$188,555,120	$–	$–	$188,555,120
Preferred Stocks*	2,656,109	–	–	2,656,109
Exchange Traded Funds*	6,103,010	–	–	6,103,010
Total	$197,314,239	$–	$–	$197,314,239

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. When the trigger is not met at a period end, it could result in securities transferring from a Level 2 to a Level 1 classification. The transfer amount disclosed in the table below represents the value of the securities as of October 31, 2016 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of April 30, 2016.

The Grandeur Peak Global Micro Cap Fund had the following transfers in Level 1 from Level and Level 2 at October 31, 2016:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$95,435	$–	$–	$(95,435)
Total	$95,435	$–	$–	$(95,435)

The Grandeur Peak Global Opportunities Fund had the following transfers in Level 1 from Level and Level 2 at October 31, 2016:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$634,034	$–	$–	$(634,034)
Total	$634,034	$–	$–	$(634,034)

Semi-Annual Report | October 31, 2016	87

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2016 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Global Reach Fund	Common Stocks	Total
Balance as of April 30, 2016	$1	$1
Accrued Discount/Premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	–	–
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of October 31, 2016	$1	$1
Net change in unrealized Appreciation/(Depreciation) included in the Statement of Operations attributable to Level 3 investments held at October 31, 2016	$–	$–

Change in unrealized appreciation/depreciation on Level 3 securities is included on the Statements of Operations under Net change in unrealized appreciation/(depreciation) on investments. Realized gain (loss) on Level 3 securities is included on the Statements of Operations under Net realized gain/(loss) on investments. Due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade, the security was transferred to level 1 for all Funds.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex‐dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre‐approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of October 31, 2016, the Funds had the following cash balances participating in the BBH CMS:

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$40,259,450
Grandeur Peak Global Micro Cap Fund	1,406,113
Grandeur Peak Global Opportunities Fund	12,135,233
Grandeur Peak Global Reach Fund	3,973,945
Grandeur Peak Global Stalwarts Fund	3,987,286
Grandeur Peak International Opportunities Fund	61,894,440
Grandeur Peak International Stalwarts Fund	15,243,967

As of October 31, 2016, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$1,907
Grandeur Peak Global Micro Cap Fund	1,318
Grandeur Peak Global Opportunities Fund	243,420
Grandeur Peak Global Reach Fund	301,985
Grandeur Peak Global Stalwarts Fund	16,978
Grandeur Peak International Opportunities Fund	690,766
Grandeur Peak International Stalwarts Fund	1,140,801

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2016 (Unaudited)

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked‐to‐market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b‐1 fees), are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

Offering Costs: Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Funds. Amounts amortized during the period ended October 31, 2016 for the Grandeur Peak Micro Cap Fund, Grandeur Peak Global Stalwarts Fund, and Grandeur Peak International Stalwarts Fund are shown on the Statements of Operations. As of October 31, 2016, the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, and Grandeur Peak International Opportunities Fund fully amortized all offering costs.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the period ended October 31, 2016, the Funds had a liability for unrecognized capital gains tax. These amounts are disclosed as Foreign Capital Gains Tax on the Statements of Assets and Liabilities. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from their investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes. The Funds intend to pass through foreign tax credits to shareholders.

Semi-Annual Report | October 31, 2016	89

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2016 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$61,153,718	$(43,565,871)	$17,587,847	$337,323,491
Grandeur Peak Global Micro Cap Fund	4,770,533	(1,862,448)	2,908,085	28,364,760
Grandeur Peak Global Opportunities Fund	161,121,854	(56,668,918)	104,452,936	514,769,453
Grandeur Peak Global Reach Fund	56,143,905	(25,404,511)	30,739,394	251,897,878
Grandeur Peak Global Stalwarts Fund	6,976,026	(2,791,207)	4,184,819	62,747,540
Grandeur Peak International Opportunities Fund	153,295,250	(59,327,564)	93,967,686	560,944,607
Grandeur Peak International Stalwarts Fund	22,804,589	(8,808,041)	13,996,548	183,317,691

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds.

The tax character of distributions paid by the Funds for the fiscal year and or period ended April 30, 2016 were as follows:

	Ordinary Income	Long-Term Capital Gain
Grandeur Peak Emerging Markets Opportunities Fund	$37	$13,091,570
Grandeur Peak Global Micro Cap Fund	–	–
Grandeur Peak Global Opportunities Fund	4,220,786	45,472,588
Grandeur Peak Global Reach Fund	4,111,213	7,292,064
Grandeur Peak Global Stalwarts Fund	12,473	–
Grandeur Peak International Opportunities Fund	5,508,633	28,796,865
Grandeur Peak International Stalwarts Fund	30,017	–

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end. Accordingly, tax basis balances have not been determined as of October 31, 2016.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short term securities) during the six months ended October 31, 2016 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Grandeur Peak Emerging Markets Opportunities Fund	$47,666,725	$69,283,972
Grandeur Peak Global Micro Cap Fund	4,010,136	4,901,260
Grandeur Peak Global Opportunities Fund	83,893,371	105,972,083
Grandeur Peak Global Reach Fund	47,441,433	61,795,895
Grandeur Peak Global Stalwarts Fund	38,071,635	7,565,026
Grandeur Peak International Opportunities Fund	79,443,292	128,068,338
Grandeur Peak International Stalwarts Fund	81,045,217	22,972,719

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have

90	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2016 (Unaudited)

any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre‐emptive rights.

Shares redeemed within 60 days of purchase may incur a 2% short‐term redemption fee deducted from the redemption amount. For the six months ended October 31, 2016 and the year ended April 30, 2016, the redemption fees charged by the Funds are presented in the Statements of Changes in Net Assets.

6. MANAGEMENT AND RELATED‐PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ advisory fee rates.

Fund	Advisory Fee
Grandeur Peak Emerging Markets Opportunities Fund	1.35%
Grandeur Peak Global Micro Cap Fund	1.50%
Grandeur Peak Global Opportunities Fund	1.25%
Grandeur Peak Global Reach Fund	1.10%
Grandeur Peak Global Stalwarts Fund	0.80%
Grandeur Peak International Opportunities Fund	1.25%
Grandeur Peak International Stalwarts Fund	0.80%

The Adviser has contractually agreed to limit certain of each Fund’s expenses. The following table reflects the Funds’ expense cap.

Fund	Expense Cap	Term of Expense Limit Agreements
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	1.95%	September 1, 2015 – August 31, 2016 /
Institutional Class	1.70%	September 1, 2016 – August 31, 2017
Grandeur Peak Global Micro Cap Fund
Institutional Class	2.00%	June 29, 2015 – August 31, 2016 / September 1, 2016 – August 31, 2017
Grandeur Peak Global Opportunities Fund
Investor Class	1.75%	September 1, 2015 – August 31, 2016 /
Institutional Class	1.50%	September 1, 2016 – August 31, 2017
Grandeur Peak Global Reach Fund
Investor Class	1.60%	September 1, 2015 – August 31, 2016 /
Institutional Class	1.35%	September 1, 2016 – August 31, 2017
Grandeur Peak Global Stalwarts Fund
Investor Class	1.35%	June 29, 2015 – August 31, 2016 /
Institutional Class	1.10%	September 1, 2016 – August 31, 2017
Grandeur Peak International Opportunities Fund
Investor Class	1.75%	September 1, 2015 – August 31, 2016 /
Institutional Class	1.50%	September 1, 2016 – August 31, 2017
Grandeur Peak International Stalwarts Fund
Investor Class	1.35%	June 29, 2015 – August 31, 2016 /
Institutional Class	1.10%	September 1, 2016 – August 31, 2017

Pursuant to these agreements, each Fund will reimburse the Adviser for any fee waivers and expense reimbursements made by the Adviser, provided that any such reimbursements made by the Funds to the Adviser will not cause the Funds’ expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. Fees waived/reimbursed by adviser for the six months ended October 31, 2016 are disclosed in the Statements of Operations.

Semi-Annual Report | October 31, 2016	91

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2016 (Unaudited)

In addition to the foregoing contractual arrangements, the Adviser has voluntarily agreed, effective September 1, 2016, to waive, with respect to the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund only, annual management fees to the extent such fees exceed 1.10% on assets above $500 million (the annual management fee rate with respect to such funds will remain 1.25% on the first $500 million in assets). This voluntary arrangement may be terminated at any time by the Adviser.

For the six months ended October 31, 2016, the fee waivers/reimbursements and/or recoupments were as follows:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Previously Waived Fees By Adviser
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Micro Cap Fund
Institutional Class	$44,853	$–
Grandeur Peak Global Opportunities Fund
Investor Class	$9,752	$–
Institutional Class	26,023	–
Grandeur Peak Global Reach Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Stalwarts Fund
Investor Class	$17,817	$–
Institutional Class	15,795	–
Grandeur Peak International Opportunities Fund
Investor Class	$6,377	$–
Institutional Class	50,733	–
Grandeur Peak International Stalwarts Fund
Investor Class	$–	$7,314
Institutional Class	–	44,153

92	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2016 (Unaudited)

As of October 31, 2016, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2019	Total
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Micro Cap Fund
Institutional Class	$44,561	$44,561
Grandeur Peak Global Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Reach Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Stalwarts Fund
Investor Class	$56,762	$56,762
Institutional Class	55,389	55,389
Grandeur Peak International Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak International Stalwarts Fund
Investor Class	$7,314	$7,314
Institutional Class	44,153	44,153

Administrator Fees and Expenses
ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2016 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Fund for certain out‐of‐pocket expenses.

Transfer Agent
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out‐of‐pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2016 are disclosed in the Statements of Operations.

Compliance Services
ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a‐1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out‐of‐pocket expenses by the Funds. Compliance service fees paid by the Funds for the six months ended October 31, 2016 are disclosed in the Statements of Operations.

Principal Financial Officer
ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker‐dealer with the U.S. Securities and Exchange Commission.

Semi-Annual Report | October 31, 2016	93

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2016 (Unaudited)

Each Fund has adopted a Distribution and Services (Rule 12b‐1) Plan pursuant to Rule 12b‐1 of the 1940 Act (the “Plan”) for its Investor Class shares. The Plan allows the Funds to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker‐dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plan permits the Funds to make total payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Investor Class shares. The expenses of the Plan are reflected as distribution and service fees in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

94	1.855.377.7325 | www.GrandeurPeakGlobal.com

Disclosure Regarding Approval of
Grandeur Peak Funds®	Fund Advisory Agreement

On September 13, 2016, the Trustees met in person to discuss, among other things, the renewal of the investment advisory agreement between the Trust and Grandeur Peak (the “Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.  In renewing and approving the Investment Advisory Agreement with Grandeur Peak, the Trustees, including the Independent Trustees, considered the following factors with respect to the Grandeur Peak Global Opportunities Fund (“Global Opportunities Fund”), Grandeur Peak International Opportunities Fund (“Global International Fund”), Grandeur Peak Global Reach Fund (“Global Reach Fund”), Grandeur Peak Emerging Markets Opportunities Fund (“Emerging Markets Opportunities Fund”), Grandeur Peak Global Stalwarts Fund (“Global Stalwart Fund”), Grandeur Peak International Stalwarts Fund (“International Stalwart Fund”), and Grandeur Peak Global Micro Cap Fund (“Micro Cap Fund”) (collectively, the “Grandeur Peak Funds”):

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Trust, on behalf of the Grandeur Peak Funds to Grandeur Peak of 1.25% of each of the Global Opportunities Fund and Global International Fund daily average net assets, 1.10% of the Global Reach Fund daily average net assets, 1.35% of the Emerging Markets Opportunities Fund daily average net assets, 0.80% of each of the Global Stalwart Fund and International Stalwart Fund daily average net assets and 1.50% of the Micro Cap Fund daily average net assets, in light of the extent and quality of the advisory services provided by Grandeur Peak to the Grandeur Peak Funds.

The Board received and considered information including a comparison of the net and gross management fees and the gross advisory fee of each of the Grandeur Peak Funds with those of funds in the peer group and universe of funds provided by an independent provider of investment company data (the “Data Provider”).  The Trustees noted that the net and gross management fees of the Investor Class, as applicable, and Institutional Class of each Grandeur Peak Fund was above its respective peer group and universe median, except for the Global Stalwart and International Stalwart Funds, which were below their respective peer group and universe median.  The Trustees also noted that the gross advisory fee of the Investor Class, as applicable, and Institutional Class of each Grandeur Peak Fund was above its respective peer group average and median, except for the Institutional Class of the Micro Cap Fund and the Investor Class and the Institutional Class of the Global Stalwarts and International Stalwarts Funds, which were below their respective peer group average and median.

Total Expense Ratios: The Trustees further reviewed and considered the total net expense ratios (after waivers, subject to certain exclusions) of 1.38% for the Institutional Class and 1.62% for the Investor Class of each of the International Opportunities Fund and the Global Opportunities Fund, 1.55% for the Institutional Class and 1.77% for the Investor Class of the Emerging Markets Opportunities Fund, 1.35% for the Institutional Class and 1.60% for the Investor Class of the Global Reach Fund, 2.00% for the Institutional Class of the Micro Cap Fund and 1.35% for the Investor Class and 1.10% for the Institutional Class of each of the Global Stalwarts and International Stalwarts Funds.  The Trustees noted that the total expense ratios (after waivers) of the Investor Class, as applicable, and Institutional Class of each Grandeur Peak Fund was generally above (and in some cases significantly above) the peer group median and average total expense ratios (after waivers), except that the total expense ratio (after waivers) of the Investor Class of the Emerging Markets Opportunities Fund and the International Stalwarts Fund were below the peer group median and average total expense ratios (after waivers).

Nature,  Extent  and  Quality  of  the  Services  under  the  Investment  Advisory  Agreement:  The  Trustees  received  and  considered information regarding the nature, extent and quality of services to be provided to the Grandeur Peak Funds under the Investment Advisory Agreement.  The Trustees reviewed certain background materials supplied by Grandeur Peak in its presentation, including its Form ADV.

The Trustees reviewed and considered Grandeur Peak’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by Grandeur Peak and its affiliated entities.  The Trustees also reviewed the research and decision‐making processes utilized by Grandeur Peak, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Grandeur Peak Funds.

The Trustees considered the background and experience of Grandeur Peak’s management in connection with the Grandeur Peak Funds, including reviewing  the  qualifications,  backgrounds  and  responsibilities  of  the  management  team  primarily  responsible  for  the  day‐to‐day  portfolio management of the Grandeur Peak Funds and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, Grandeur Peak’s insider trading policies and procedures and its Code of Ethics.

Performance: The Trustees reviewed performance information for each of the Grandeur Peak Funds for the three‐month, 1‐year and 3–year periods, if applicable, ended June 30, 2016.  That review included a comparison of each Grandeur Peak Fund’s performance to the performance of a group of comparable funds selected by the Data Provider.  The Trustees noted that the performance of Investor Class, as applicable, and Institutional Class of each Grandeur Peak Fund was above the median performance of the funds in its respective peer performance universe for the most recent 3‐month, 1‐year and 3‐year period and since inception, as applicable, except that the Investor Class and Institutional Class of the Global Stalwarts Fund was below its respective peer performance universe for the most recent 3‐month period.  The Trustees noted that the since inception performance of each of the Grandeur Peak Funds ranked in the top three of its respective peer performance universe, except the Investor Class of the Emerging Markets Opportunities Fund which ranked fourth in its peer performance universe.

Semi-Annual Report | October 31, 2016	95

Grandeur Peak Funds®	Disclosure Regarding Approval of Fund Advisory Agreement

The Trustees also considered Grandeur Peak’s discussion of each Grandeur Peak Fund’s underlying portfolio diversification categories, its top contributors and top detractors, as well as Grandeur Peak’s performance and reputation generally and its investment techniques, risk management controls and decision‐making processes.

Comparable Accounts: The Trustees considered certain information provided by Grandeur Peak regarding fees charged to its limited partnerships and separately managed accounts utilizing strategies similar to those employed by the Global Opportunities Fund and the Global International Fund, noting Grandeur Peak’s statements in the Grandeur Peak Book regarding differences in how often the accounts are priced, number of clientele, turnover of client assets, and operational structure.

Profitability: The Trustees received and considered a retrospective and projected profitability analysis prepared by Grandeur Peak based on the fees payable under the Investment Advisory Agreement with respect to each Grandeur Peak Fund. The Trustees considered the profits, if any, anticipated to be realized by Grandeur Peak in connection with the operation of each Grandeur Peak Fund. The Board then reviewed Grandeur Peak’s Income Statement and Balance Sheet for the calendar years 2011‐2015 and projections for 2016 in order to analyze the financial condition and stability and profitability of Grandeur Peak.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Grandeur Peak Funds will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Grandeur Peak from its relationship with the Grandeur Peak Funds, including whether soft dollar arrangements were used.

In renewing Grandeur Peak as the Grandeur Peak Funds’ investment adviser and renewing the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

•
the net and gross management fees of the Investor Class, as applicable, and Institutional Class of each Grandeur Peak Fund was above its respective peer group and universe median, except for the Global Stalwart and International Stalwart Funds, which were below their respective peer group and universe median; and the gross advisory fee of the Investor Class, as applicable, and Institutional Class of each Grandeur Peak Fund was above its respective peer group average and median, except for the Institutional Class of the Micro Cap Fund and the Investor Class and the Institutional Class of the Global Stalwarts and International Stalwarts Funds, which were below their respective peer group average and median;

•
the total expense ratios (after waivers) of the Investor Class, as applicable, and Institutional Class of each Grandeur Peak Fund was generally above (and in some cases significantly above) the peer group median and average total expense ratios (after waivers), except that the total expense ratio (after waivers) of the Investor Class of the Emerging Markets Opportunities Fund and the International Stalwarts Fund were below the peer group median and average total expense ratios (after waivers);

•	the nature, extent and quality of services to be rendered by Grandeur Peak under the Investment Advisory Agreement with respect to the Grandeur Peak Funds were adequate;
•
the performance of Investor Class, as applicable, and Institutional Class of each Grandeur Peak Fund was above the median performance of the funds in its respective peer performance universe for the most recent 3‐month, 1‐year and 3‐year period and since inception, as applicable, except that the Investor Class and Institutional Class of the Global Stalwarts Fund was below its respective peer performance universe for the most recent 3‐month period and the since inception performance of each of the Grandeur Peak Funds ranked in the top three of its respective peer performance universe, except the Investor Class of the Emerging Markets Opportunities Fund which ranked fourth in its peer performance universe;

•
bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Grandeur Peak’s other clients employing a comparable strategy to one or more of the Grandeur Peak Funds were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Grandeur Peak Funds;

•	the profit, if any, realized by Grandeur Peak in connection with the operation of the Grandeur Peak Funds is not unreasonable to the Grandeur Peak Funds; and
•	there were no material economies of scale or other incidental benefits accruing to Grandeur Peak in connection with its relationship with the Grandeur Peak Funds.

96	1.855.377.7325 | www.GrandeurPeakGlobal.com

Disclosure Regarding Approval of
Grandeur Peak Funds®	Fund Advisory Agreement

During the review process, the Trustees noted certain instances where clarification or follow‐up was appropriate and others where the Trustees determined that further clarification or follow‐up was not necessary. In those instances where clarification or follow‐up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Investment Advisory Agreement, the Board had received sufficient information to approve the Investment Advisory Agreement.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Grandeur Peak’s compensation for investment advisory services is consistent with the best interests of the Grandeur Peak Funds and their shareholders.

Semi-Annual Report | October 31, 2016	97

Grandeur Peak Funds®	Additional Information

October 31, 2016 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll‐free) 855‐377‐PEAK(7325) and (2) on the SEC’s website at http://www.sec.gov.

98	1.855.377.7325 | www.GrandeurPeakGlobal.com

Contact Us

Mail:	Grandeur Peak Funds, P.O. Box 13664, Denver, CO 80201	E-Mail:	grandeurpeakglobal@alpsinc.com
Phone:	1.855.377.PEAK (7325)	Web:	www.GrandeurPeakGlobal.com

REDMONT

SEMI-ANNUAL REPORT 2016

October 31, 2016

Redmont Resolute Fund

Redmont Resolute Fund	Shareholder Letter

October 31, 2016 (Unaudited)

PERFORMANCE:

October 31, 2016

The Fund outperformed the HFRX Global Index by approximately 220 basis points(1) over the twelve months ending October 31, 2016. Redmont performed in line with the HFRX Global Index in September 2015 and October 2016, which were weaker months for equity performance. The Fund historically has strong up market capture with down market capture in line with the index. Since inception, the Fund has outperformed the HFRX Global Index by over 230 basis points annualized. This is due primarily to a higher level of net equity exposure than the benchmark which allowed us to be able to keep up with strong equity markets.

Relative to the S&P 500 Index, the Fund has performed as we expected - participating but trailing in strong up markets while generally protecting capital (not experiencing as negative a return as the index) and outperforming in negative markets, which was certainly the case in the two most recent months.

When compared to the peer group (Morningstar MultiAlternative Universe)(2), the Fund has outperformed the Universe over all time periods – by over 230 basis points during the past twelve months and 240 basis points annualized since inception. As with the HFRX Global Index, the Universe is very diverse and contains a number of market-neutral and other low net equity strategies that cause the average net equity exposure for the Universe to be considerably less than our Fund. So we anticipate outperforming the Universe in up markets and underperforming in down markets - recent performance has been consistent with our expectations.

Long/Short Managers – Long/Short equity managers performed well relative to the HFRX Equity Hedge Index which reacted to sharp declines in global equities and increased volatility due to geopolitical uncertainty during the period. Impala and Boston Partners Research Long/Short posted positive returns for the period.

Macro – Macro managers were a detractor during the past 12 months. Manager positions in Japan and Europe detracted during their respective market drawdowns. In the past month, this bucket of multi-asset strategy oriented managers was replaced with a systematic macro fund to take advantage of relative value differentials globally. This sector is a small allocation and is held as a risk-off return contributor.

Credit/GTAA – Tactical managers were a drag on performance. Similar to macro, global equity market corrections tended to hurt these managers during the period.

Relative Value – Performance exceeded the HFRX Relative Value benchmark. Weiss Alpha Balance Risk was the main contributor. Fixed income beta(3) and the increased tactical weight during a time of interest rate declines for the past year lead to relative outperformance. Equity risk and security selection also contributed to positive returns.

Event Driven Managers – The absolute return oriented manager AQR Multi-Strategy contributed on an absolute and relative basis during the period with allocations to arbitrage-style strategies aiding performance. Event driven dedicated manager PSAM was recently added to the portfolio.

Semi-Annual Report | October 31, 2016	1

Redmont Resolute Fund	Shareholder Letter

October 31, 2016 (Unaudited)

REDMONT RESOLUTE FUND

Table 1 notes the performance for the Fund as of quarter end under standard reporting (since inception) as well as of October 31st.

Table 1 (2)(4)(5)(6)(7)

Performance (amounts greater than one year are annualized)

	Standardized Performance Data as of September 30, 2016				Standardized Performance Data as of October 31, 2016
	Year-to-Date	1-Year	3-Year	Since Inception (12/30/11)	Year-to-Date	1-Year	3-Year	Since Inception (12/30/11)
Redmont Resolute Fund - I Class	2.52%	4.31%	2.53%	3.80%	1.96%	0.86%	1.95%	3.60%
Morningstar Multi-Alternative Universe	-3.30%	0.79%	0.73%	1.02%	-1.34%	-1.51%	0.07%	0.82%
HFRX Global Index	1.33%	0.72%	-0.22%	1.48%	0.75%	-1.30%	-0.81%	1.34%
S&P 500® Index	7.84%	15.43%	11.16%	14.58%	5.87%	4.51%	8.84%	13.86%

	Gross Expense Ratio	Less Expense Waivers	Net Expense Ratio	Net Ratio ex Dividend & Short Expense
Redmont Resolute Fund - I Class	2.40%	-1.27%	1.13%	1.05%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-268-2242.

The Fund has a redemption fee of 2.00% for shares redeemed within the first 90 days of purchase. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

The Adviser has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”). This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees prior to August 31, 2017 without the approval by the Fund’s Board of Trustees.

Net Ratio ex Dividend & Short Expense is the Net Expense Ratio less any Dividend and Interest Expense on Securities Sold Short

Portfolio Changes:

The overall allocation was adjusted since April 2016 to more closely reflect the asset allocation breakdown of the HFRX Global Hedge Fund Index and categorize investments with more specificity. Several manager changes were made over the past six months. AQR Risk Parity was removed from event driven and replaced by PSAM. Morgan Stanley Multi-Asset Portfolio was sold and Brevan Howard added in macro. Diamond Hill was replaced by Incline in the long/short equity bucket. Clinton was added to the relative value bucket. These changes were made on the basis of improved risk/return profile of the portfolio when back-tested and met our target net exposure for the portfolio.

Closing:

We continue to add value both in our allocation and manager selection decisions. The changes outlined above should continue to provide additional value going forward. We appreciate your investment in our Redmont Resolute Fund, please feel free to contact us with any questions

Sincerely,

R. Scott Graham, CFA & Michael T. Lytle, CFA
Portfolio Managers(7)

Redmont Resolute Fund	Shareholder Letter

October 31, 2016 (Unaudited)

Underlying Allocation Weights & Performance:

The current allocation was modified during the past six months to reflect additional sub-asset classes. Opportunistic was broken out into relative value and event driven. Tactical was split into macro and credit/GTAA. Long/short equity remains unchanged. This allocation change more closely aligns with the construction of the HFRX Global Hedge Fu index.nd Figure 1 lists the long-term target asset allocation for the Fund as well as the allocation as of October 31, 2016.

Figure 1

Holdings and allocations subject to change and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2016	3

Redmont Resolute Fund	Shareholder Letter

October 31, 2016 (Unaudited)

IMPORTANT NOTES AND DISCLOSURES

Past performance does not guarantee future results.

Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please call 1-855-268-2242 to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Highland Associates, Inc. and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Highland Associates, Inc. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Redmont Resolute Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

RISKS:

The Fund is structured with an Underlying Investment Strategy. This strategy adopts the risks of investments in Other Investment Companies. These risks include, but are not limited to higher expenses, allocation risk, underlying fund risk, transparency risk, and underlying fund managed portfolio risk. Investments which focus on alternative strategies are subject to increased risk and loss of principal and are not suitable for all investors. Swap Risk involves swap agreements and are subject to counterparty default risk and may not perform as intended. Derivatives Risk involves the exercise of skill and judgment. Derivatives may expire worthless or not perform as expected. Equity risk may cause the value of the securities held by the Fund to fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invest.

The Fund’s investments in non-U.S. issuers may be even more volatile and may present more risks than investments in U.S. issuers.

Commodity Risk may subject the Funds to greater volatility than traditional investments because of global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity. Commodity-linked investments may not move in the same direction and to the same extent as the underlying commodities.

(1)	Basis point is a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1% or 0.01%(.0001).
(2)
The Morningstar Multi-Alternative Universe is designed to represent the exposure to alternative investment tactics. Funds in this category have the majority of their assets exposed to alternative strategies. An investor’s exposure to different tactics may change slightly over time in response to market movements. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. The gross short exposure is greater than 20%.

(3)
Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is used in the capital asset pricing model (CAPM), which calculates the expected return of an asset based on its beta and expected market returns.

(4)
The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index. The S&P 500® Index figures do not reflect any fees, expenses, or taxes. Investors cannot invest directly in this index.

(5)
The HFRX Global Index is designed to be representative of the overall composition of the hedge fund universe, and includes convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value strategies. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. Investors cannot invest directly in an index.

(6)
Highland Associates, Inc. has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Redmont Resolute Fund. This agreement is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund’s Board of Trustees.

(7)	R. Scott Graham and Michael T. Lytle are registered representatives of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

Redmont Resolute Fund	Performance Update

October 31, 2016 (Unaudited)

Performance (for the period ended October 31, 2016)

Redmont Resolute Fund

Cumulative Total Return
(for the period ended October 31, 2016)	Year-to-Date	1 Year	3 Year	Since Inception*	Gross(a) Ratio	Net(a) Ratio
Redmont Resolute Fund - Class I - NAV	1.96%	0.86%	1.95%	3.60%	2.40%	1.13%
S&P 500® Index(b)	5.87%	4.51%	8.84%	13.86%
Dow Jones U.S Select Dividend Index(c)	14.92%	13.49%	10.33%	13.75%
HFRX Global Hedge Fund Index(d)	0.75%	-1.30%	-0.81%	1.34%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-268-2242.

The Fund has a redemption fee of 2.00% for shares redeemed within the first 90 days of purchase. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

The Adviser has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”). This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees prior to August 31, 2017 without the approval by the Fund’s Board of Trustees.

*	Fund inception date of 12/30/11.
(a)	Ratios as of the Prospectus dated August 31, 2016 and may differ from the ratios presented in the Financial Highlights.
(b)
The S&P 500® Index is the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly in an index.

(c)
The Dow Jones U.S. Select Dividend Index represents the country’s top stocks by dividend yield, selected annually and subject to screening and buffering criteria. The index is not actively managed and does not reflect any deductions of fees, expenses or taxes. An investor may not invest directly in an index.

(d)
The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe and includes convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value strategies. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly in an index.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Holdings**
(for the period ended October 31, 2016)

As a percentage of Net Assets
PIMCO Short-Term Fund, Institutional Class	26.54%
AQR Multi Strategy Alternative Fund, Class I	17.42%
Redmont Cayman Hldgs	4.64%
FPA Crescent Fund	4.00%
Dollar General Corp.	0.65%
Yahoo!, Inc.	0.62%
The Williams Cos., Inc.	0.58%
Newell Brands, Inc.	0.55%
ServiceMaster Global Holdings, Inc.	0.54%
SS&C Technologies Holdings, Inc.	0.54%
Top Ten Holdings

**	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2016	5

Redmont Resolute Fund	Performance Update

October 31, 2016 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended October 31, 2016)
Comparison of change in value of a $10,000 investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Redmont Resolute Fund	Consolidated Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads), redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period of May 1, 2016 to October 31, 2016.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table below under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as applicable sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 05/01/16	ENDING ACCOUNT VALUE 10/31/16	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD 05/01/16-10/31/16(b)
Redmont Resolute Fund
Class I
Actual	$1,000.00	$1,015.80	0.30%	$1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2016	7

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED END FUNDS (0.01%)
Better Capital PCC, Ltd.	3,153	$3,744
Electra Private Equity PLC	695	36,622
Goldman Sachs BDC, Inc.	231	5,100
HgCapital Trust PLC	438	7,768
Princess Private Equity Holding, Ltd.	722	6,634
Riverstone Energy, Ltd.(a)	41	624
		60,492

TOTAL CLOSED END FUNDS (Cost $60,788)		60,492

COMMON STOCKS (22.97%)
ADVERTISING (0.11%)
Omnicom Group, Inc.(b)	5,069	404,608
The Interpublic Group of Companies, Inc.	7,206	161,342
		565,950

AEROSPACE & DEFENSE (0.48%)
BAE Systems PLC	4,443	29,502
Cobham PLC	700	1,224
General Dynamics Corp.(b)	2,596	391,321
Harris Corp.(b)	4,574	408,047
IHI Corp.(a)	10,000	26,414
L‐3 Communications Holdings, Inc.	598	81,890
Lockheed Martin Corp.(b)	2,386	587,863
Northrop Grumman Corp.(b)	1,208	276,632
Raytheon Co.(b)	2,659	363,246
Safran SA	337	23,169
The Boeing Co.	402	57,257
United Technologies Corp.(b)	2,843	290,555
		2,537,120

AGRICULTURE (0.15%)
Altria Group, Inc.	3,181	210,328
Archer‐Daniels‐Midland Co.	3,311	144,260
British American Tobacco PLC	1,476	84,758
Gudang Garam Tbk PT	25,300	131,658
Hanjaya Mandala Sampoerna Tbk PT	488,400	147,852
Japan Tobacco, Inc.	800	30,468
Philip Morris International, Inc.	189	18,227
Swedish Match AB	496	17,260
		784,811

AIRLINES (0.15%)
Alaska Air Group, Inc.	500	36,110
American Airlines Group, Inc.	1,444	58,626
ANA Holdings, Inc.	19,000	53,483
Delta Air Lines, Inc.(b)	5,339	223,010
Deutsche Lufthansa AG	1,064	13,602
easyJet PLC	1,281	14,692
Southwest Airlines Co.	3,280	131,364

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
AIRLINES (0.15%) (continued)
United Continental Holdings, Inc.(a)	4,965	$279,182
		810,069

APPAREL (0.05%)
Asics Corp.	300	6,414
Christian Dior SE	430	82,960
Hanesbrands, Inc.	5,445	139,936
LVMH Moet Hennessy Louis Vuitton SE	102	18,537
Michael Kors Holdings, Ltd.(a)	50	2,539
		250,386

AUTO MANUFACTURERS (0.23%)
Bayerische Motoren Werke AG	156	13,592
Daimler AG	967	68,904
Fuji Heavy Industries, Ltd.	7,100	277,176
Hino Motors, Ltd.	500	5,459
Honda Motor Co., Ltd.	2,900	86,942
Isuzu Motors, Ltd.	14,100	174,721
Mazda Motor Corp.	9,500	156,491
Mitsubishi Motors Corp.	1,700	9,483
PACCAR, Inc.	773	42,453
Suzuki Motor Corp.	1,900	67,579
Toyota Motor Corp.	5,200	301,428
		1,204,228

AUTO PARTS & EQUIPMENT (0.16%)
Bridgestone Corp.	2,200	82,130
Cie Generale des Etablissements Michelin	115	12,451
Denso Corp.	1,100	47,883
GKN PLC	1,247	4,872
JTEKT Corp.	1,400	20,759
Koito Manufacturing Co., Ltd.	3,400	177,668
Lear Corp.	361	44,324
NHK Spring Co., Ltd.	200	1,888
NOK Corp.	100	2,248
Nokian Renkaat OYJ	140	4,698
Tenneco, Inc.(a)	3,547	195,333
The Goodyear Tire & Rubber Co.	18	522
Toyoda Gosei Co., Ltd.	800	18,316
Visteon Corp.	3,200	225,952
		839,044

BANKS (1.61%)
Agricultural Bank of China, Ltd., Class H	6,000	2,530
Banco Bilbao Vizcaya Argentaria SA	8,615	62,209
Banco de Sabadell SA	7,426	9,937
Bank Central Asia Tbk PT	647,000	769,825
Bank Mandiri Persero Tbk PT	489,900	430,840
Bank Negara Indonesia Persero Tbk PT	391,500	167,276
Bank of America Corp.(b)	20,986	346,269
Bank of Montreal	3,221	204,984
Bank Rakyat Indonesia Persero Tbk PT	582,500	544,643

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	9

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
BANKS (1.61%) (continued)
Barclays Africa Group, Ltd.	3,165	$36,702
BB&T Corp.(b)	4,781	187,415
BNP Paribas SA	856	49,652
Capital One Financial Corp.(b)	4,691	347,322
Chongqing Rural Commercial Bank Co., Ltd., Class H	15,000	8,994
Citigroup, Inc.(b)	10,789	530,279
Citizens Financial Group, Inc.	4,634	122,060
Comerica, Inc.	84	4,376
Concordia Financial Group, Ltd.	8,600	39,953
Credit Agricole SA	3,859	41,650
Danske Bank A/S	821	25,348
DnB ASA	1,370	19,815
East West Bancorp, Inc.	5,640	222,836
Fifth Third Bancorp(b)	15,328	333,537
First Republic Bank	298	22,180
FirstRand, Ltd.	6,982	25,021
Gentera SAB de CV	36,100	71,203
Grupo Financiero Banorte SAB de CV	119,000	702,000
Grupo Financiero Inbursa SAB de CV	128,600	209,559
Grupo Financiero Santander Mexico SAB de CV, Class B	102,000	184,724
HSBC Holdings PLC	10,308	77,746
Huntington Bancshares, Inc.(b)	18,660	197,796
ICICI Bank, Ltd., Sponsored ADR	17,380	144,080
Intesa Sanpaolo SpA RSP	2,615	5,649
Japan Post Bank Co., Ltd.	2,900	34,235
JPMorgan Chase & Co.(b)	7,598	526,237
Lloyds Banking Group PLC	42,506	29,791
M&T Bank Corp.	44	5,400
Mitsubishi UFJ Financial Group, Inc.	35,000	181,758
Mizuho Financial Group, Inc.	11,500	19,421
Morgan Stanley	2,492	83,656
Natixis SA	2,165	10,944
Nordea Bank AB	1,704	17,913
Regions Financial Corp.	917	9,821
Societe Generale SA	1,354	52,855
State Street Corp.(b)	1,882	132,135
Sumitomo Mitsui Financial Group, Inc.	3,400	118,434
Sumitomo Mitsui Trust Holdings, Inc.	3,300	111,710
SunTrust Banks, Inc.(b)	4,520	204,440
The Bank of Kyoto, Ltd.	2,000	14,704
The Chiba Bank, Ltd.	13,000	80,576
The Chugoku Bank, Ltd.	1,700	22,857
The Goldman Sachs Group, Inc.(b)	881	157,029
The Hiroshima Bank, Ltd.	4,000	17,164
The Iyo Bank, Ltd.	1,600	9,856
U.S. Bancorp	3,580	160,241
Wells Fargo & Co.(b)	7,995	367,850
		8,517,437

BEVERAGES (0.46%)
Anheuser‐Busch InBev NV	454	52,106
Arca Continental SAB de CV	16,900	105,025

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
BEVERAGES (0.46%) (continued)
Asahi Group Holdings, Ltd.	5,800	$207,455
Brown‐Forman Corp., Class B	60	2,770
Carlsberg A/S, Class B	164	14,789
Coca‐Cola European Partners PLC	5,157	198,235
Coca‐Cola Femsa SAB de CV, Class L	27,700	207,988
Coca‐Cola HBC AG	2,004	43,318
Constellation Brands, Inc., Class A(b)	994	166,117
Diageo PLC	1,984	52,927
Dr. Pepper Snapple Group, Inc.	2,250	197,528
Fomento Economico Mexicano SAB de CV	92,300	885,008
Heineken Holding NV	482	37,096
Heineken NV	76	6,261
Monster Beverage Corp.(a)	11	1,588
PepsiCo, Inc.	2,447	262,318
The Coca‐Cola Co.	273	11,575
		2,452,104

BIOTECHNOLOGY (0.06%)
Amgen, Inc.	94	13,269
Biogen, Inc.(a)	24	6,724
Celgene Corp.(a)	820	83,788
Genmab A/S(a)	7	1,155
Gilead Sciences, Inc.(b)	3,186	234,585
Illumina, Inc.(a)	4	545
Regeneron Pharmaceuticals, Inc.(a)	5	1,725
		341,791

BUILDING MATERIALS (0.26%)
Asahi Glass Co., Ltd.	5,000	35,043
Cemex SAB de CV(a)	662,000	572,652
Cie de Saint‐Gobain	782	34,720
Continental Building Products, Inc.(a)	2,875	58,794
Daikin Industries, Ltd.	2,200	211,462
Fortune Brands Home & Security, Inc.	34	1,857
Indocement Tunggal Prakarsa Tbk PT	77,200	97,328
Masco Corp.(b)	3,420	105,610
Nichias Corp.	12,000	106,990
Rinnai Corp.	500	48,155
Semen Indonesia Persero Tbk PT	155,600	117,463
Taiheiyo Cement Corp.	1,000	2,870
		1,392,944

CHEMICALS (0.36%)
Air Water, Inc.	1,000	18,757
Akzo Nobel NV	650	42,013
Arkema SA	188	17,827
Asahi Kasei Corp.	6,000	54,227
BASF SE	153	13,487
Daicel Corp.	12,000	158,368
EI du Pont de Nemours & Co.	513	35,289
EMS‐Chemie Holding AG(a)	29	14,558
Evonik Industries AG	1,174	36,678

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	11

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
CHEMICALS (0.36%) (continued)
Ferro Corp.(a)	8,670	$112,363
Givaudan SA, Registered Shares	1	1,935
Hitachi Chemical Co., Ltd.	800	18,766
Johnson Matthey PLC	30	1,252
Kuraray Co., Ltd.	2,300	34,959
Lonza Group AG	310	58,520
LyondellBasell Industries NV, Class A	2,993	238,093
Mexichem SA de CV	41,900	100,133
Mitsubishi Gas Chemical Co., Inc.	500	7,714
Mitsui Chemicals, Inc.	4,000	19,758
Monsanto Co.	26	2,620
PPG Industries, Inc.	3,725	346,909
Shin‐Etsu Chemical Co., Ltd.	1,000	76,008
Teijin, Ltd.	600	11,632
The Dow Chemical Co.	1,438	77,379
The Sherwin‐Williams Co.	16	3,918
The Valspar Corp.	1,569	156,272
Toray Industries, Inc.	10,000	93,335
Versum Materials, Inc.(a)	6,038	137,063
		1,889,833

COAL (0.02%)
Adaro Energy Tbk PT	755,500	91,774

COMMERCIAL SERVICES (1.19%)
Abertis Infraestructuras SA	2,325	34,519
Adecco Group AG	47	2,795
Aggreko PLC	313	3,071
Benesse Holdings, Inc.	500	13,126
Edenred	35	811
EVERTEC, Inc.	4,602	69,720
GMO Payment Gateway, Inc.	500	23,029
ISS A/S	230	9,043
Jasa Marga Persero Tbk PT	107,000	37,148
KAR Auction Services, Inc.	56,498	2,405,685
Nielsen Holdings PLC	5,376	242,028
OHL Mexico SAB de CV(a)	20,900	24,526
Outsourcing, Inc.	1,400	53,266
Park24 Co., Ltd.	100	3,094
PayPal Holdings, Inc.(a)	1,908	79,487
Randstad Holding NV	19	979
Recruit Holdings Co., Ltd.	2,900	116,697
RELX NV	809	13,654
Robert Half International, Inc.(b)	1,813	67,842
Secom Co., Ltd.	100	7,231
ServiceMaster Global Holdings, Inc.	79,853	2,857,939
Temp Holdings Co., Ltd.	3,700	62,872
The Western Union Co.	2,286	45,880
Total System Services, Inc.	1,839	91,729

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
COMMERCIAL SERVICES (1.19%) (continued)
United Rentals, Inc.(a)	8	$605
		6,266,776

COMPUTERS (0.51%)
Accenture PLC, Class A	23	2,673
Amdocs, Ltd.(b)	4,614	269,688
Apple, Inc.	2,411	273,745
Atos SE	68	7,063
BayCurrent Consulting, Inc.(a)	5,300	88,544
Brocade Communications Systems, Inc.	21,406	226,904
Cognizant Technology Solutions Corp., Class A(a)	469	24,083
Computer Sciences Corp.	4,814	262,122
Dell Technologies, Inc. ‐ VMware Inc, Class V(a)(b)	1,773	87,037
Fujitsu, Ltd.	23,000	136,658
Hewlett Packard Enterprise Co.	23,310	523,776
Hewlett‐Packard Co.	29,146	422,325
International Business Machines Corp.	20	3,074
Leidos Holdings, Inc.(b)	6,131	254,866
Nomura Research Institute, Ltd.	300	10,427
NTT Data Corp.	600	31,010
SCSK Corp.	2,600	97,187
Teradata Corp.(a)	69	1,860
		2,723,042

CONTAINERS & PACKAGING (0.04%)
WestRock Co.(b)	4,795	221,481

COSMETICS & PERSONAL CARE (0.06%)
Beiersdorf AG	421	37,065
Colgate‐Palmolive Co.	161	11,489
Kao Corp.	2,600	134,004
Kose Corp.	300	27,434
Pola Orbis Holdings, Inc.	600	50,005
The Procter & Gamble Co.	767	66,575
		326,572

DISTRIBUTION & WHOLESALE (0.64%)
AKR Corporindo Tbk PT	93,300	50,769
Arrow Electronics, Inc.(a)(b)	4,440	271,373
Genuine Parts Co.	79	7,157
ITOCHU Corp.	13,900	176,086
LKQ Corp.	86,815	2,802,388
Marubeni Corp.	12,100	63,771
Mitsubishi Corp.	200	4,369
Sumitomo Corp.	300	3,460
		3,379,373

DIVERSIFIED FINANCIAL SERVICES (0.50%)
Aberdeen Asset Management PLC	7,121	27,909
AEON Financial Service Co., Ltd.	2,100	37,066
Alliance Data Systems Corp.(a)(b)	926	189,339

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	13

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
DIVERSIFIED FINANCIAL SERVICES (0.50%) (continued)
Ally Financial, Inc.	8,120	$146,728
American Express Co.	3,901	259,105
Ameriprise Financial, Inc.	81	7,160
BlackRock, Inc.	3	1,024
Brait SE(a)	2,944	19,561
Capitec Bank Holdings, Ltd.	191	9,703
CME Group, Inc.	58	5,806
CoreLogic, Inc.(a)	1,834	78,055
Daiwa Securities Group, Inc.	11,000	65,841
Discover Financial Services(b)	6,869	386,931
E*Trade Financial Corp.(a)	1,715	48,294
Federated Investors, Inc., Class B	890	24,030
Hargreaves Lansdown PLC	736	10,450
Intermediate Capital Group PLC	1,731	12,829
Invesco, Ltd.	31	871
Lazard, Ltd., Class A	1,253	45,684
MasterCard, Inc., Class A	98	10,488
Mebuki Financial Group, Inc.	10,530	37,553
Navient Corp.(b)	14,368	183,623
Partners Group Holding AG	120	60,755
Raymond James Financial, Inc.(b)	2,422	145,611
SLM Corp.(a)(b)	23,168	163,334
Synchrony Financial(b)	9,754	278,867
T Rowe Price Group, Inc.	39	2,496
TD Ameritrade Holding Corp.(b)	5,716	195,544
The Charles Schwab Corp.(b)	6,468	205,036
Visa, Inc., Class A	14	1,155
		2,660,848

ELECTRIC (0.18%)
AES Corp.	20,482	241,073
Ameren Corp.	213	10,639
Chubu Electric Power Co., Inc.	4,400	64,802
Duke Energy Corp.	39	3,121
E.ON SE	2,020	14,795
Edison International	40	2,939
EDP ‐ Energias de Portugal SA	6,850	22,641
Electric Power Development Co., Ltd.	700	16,334
Electricite de France SA	543	6,086
Endesa SA	166	3,529
Enel SpA	42,160	181,422
Engie SA	5,809	83,760
Entergy Corp.	890	65,575
Exelon Corp.	1,653	56,318
Fortum OYJ	1,542	25,713
Great Plains Energy, Inc.	348	9,897
NRG Energy, Inc.	166	1,765
Public Service Enterprise Group, Inc.	626	26,342
The Chugoku Electric Power Co., Inc.	2,900	33,958
The Kansai Electric Power Co., Inc.(a)	1,300	12,452

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
ELECTRIC (0.18%) (continued)
Tohoku Electric Power Co., Inc.	4,100	$50,238
		933,399

ELECTRICAL COMPONENTS & EQUIPMENT (0.15%)
AMETEK, Inc.(b)	3,689	162,685
Brother Industries, Ltd.	600	11,042
Casio Computer Co., Ltd.	12,700	177,536
Emerson Electric Co.	1,192	60,410
Hitachi, Ltd.	15,000	79,985
Nidec Corp.	2,300	223,048
W‐Scope Corp.	2,900	51,988
		766,694

ELECTRONICS (0.37%)
Alps Electric Co., Ltd.	2,600	62,477
Avnet, Inc.(b)	2,667	111,881
Corning, Inc.	221	5,019
Flextronics International, Ltd.(a)(b)	27,942	396,497
Fortive Corp.(b)	2,903	148,198
Hirose Elect Co., Ltd.	400	52,942
Honeywell International, Inc.(b)	2,125	233,070
Hoya Corp.	1,800	75,265
Jabil Circuit, Inc.(b)	14,829	316,451
Keyence Corp.	100	73,481
Kyocera Corp.	1,300	63,345
Minebea Co., Ltd.	1,000	10,241
Murata Manufacturing Co., Ltd.	1,100	153,876
NEC Corp.	8,000	21,436
TE Connectivity, Ltd.	3,869	243,244
		1,967,423

ENGINEERING & CONSTRUCTION (0.14%)
Boskalis Westminster	574	18,522
Bouygues SA	589	19,206
Fluor Corp.	2	104
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,100	145,879
Grupo Aeroportuario del Sureste SAB de CV, Class B	11,730	186,739
Jacobs Engineering Group, Inc.(a)	31	1,599
Kajima Corp.	4,000	27,043
Obayashi Corp.	3,300	31,877
Penta‐Ocean Construction Co., Ltd.	11,700	69,841
Promotora y Operadora de Infraestructura SAB de CV	15,025	167,611
Skanska AB, Class B	830	18,030
Taisei Corp.	9,000	67,627
		754,078

ENTERTAINMENT (0.05%)
Paddy Power Betfair PLC	59	6,108
Six Flags Entertainment Corp.(b)	4,333	241,131
William Hill PLC	3,376	12,223
		259,462

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	15

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
ENVIRONMENTAL CONTROL (0.00%)(c)
Republic Services, Inc.	95	$5,000

FOOD (0.34%)
Ajinomoto Co., Inc.	7,700	171,556
Campbell Soup Co.	8	435
Carrefour SA	351	9,207
Danone SA	117	8,102
General Mills, Inc.	168	10,413
Gruma SAB de CV, Class B	8,955	124,482
Grupo Bimbo SAB de CV, Class A	88,400	238,340
Grupo Lala SAB de CV	19,800	36,822
ICA Gruppen AB	294	9,130
Indofood CBP Sukses Makmur Tbk PT	122,400	88,179
Indofood Sukses Makmur Tbk PT	230,400	150,092
J Sainsbury PLC	4,185	12,852
Koninklijke Ahold Delhaize NV	5,401	123,292
MEIJI Holdings Co., Ltd.	600	59,960
METRO AG	137	4,104
Mondelez International, Inc., Class A	1,794	80,622
Morinaga & Co., Ltd.	2,100	97,821
Nestle SA	1,637	118,695
Nichirei Corp.	4,500	98,651
Nomad Foods, Ltd.(a)	12,551	154,252
Pilgrim's Pride Corp.	3,139	68,556
Seven & I Holdings Co., Ltd.	1,300	54,333
Sysco Corp.	101	4,860
The Hershey Co.	37	3,791
The JM Smucker Co.	6	788
The Kroger Co.	1,482	45,912
Tyson Foods, Inc., Class A	34	2,409
		1,777,656

FOOD SERVICE (0.01%)
Compass Group PLC	1,686	30,563

FOREST PRODUCTS & PAPER (0.02%)
International Paper Co.	66	2,972
Mondi PLC	1,005	19,633
OJI Holdings Corp.	4,000	16,973
UPM‐Kymmene OYJ	1,954	45,474
		85,052

GAS (0.04%)
Centrica PLC	8,843	23,185
Enagas SA	943	27,070
Gas Natural SDG SA	114	2,249
Osaka Gas Co., Ltd.	6,000	24,985
Perusahaan Gas Negara Persero Tbk	572,500	112,324

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
GAS (0.04%) (continued)
Snam SpA	3,771	$19,878
		209,691

HAND & MACHINE TOOLS (0.11%)
Disco Corp.	700	84,772
Fuji Electric Holdings Co., Ltd.	40,000	200,248
SMC Corp.	300	87,222
Stanley Black & Decker, Inc.(b)	1,914	217,890
		590,132

HEALTHCARE ‐ PRODUCTS (0.14%)
Abbott Laboratories	41	1,609
Baxter International, Inc.	767	36,501
CYBERDYNE, Inc.(a)	2,700	40,602
Edwards Lifesciences Corp.(a)	44	4,190
Hologic, Inc.(a)	4,166	150,018
Intuitive Surgical, Inc.(a)	77	51,750
Lifco AB, Class B	416	10,529
Medtronic PLC	79	6,480
Shimadzu Corp.	11,000	160,379
Thermo Fisher Scientific, Inc.	6	882
Topcon Corp.	10,900	163,287
Zimmer Biomet Holdings, Inc.	921	97,073
		723,300

HEALTHCARE ‐ SERVICES (0.37%)
Aetna, Inc.	444	47,663
Anthem, Inc.(b)	2,715	330,850
Cigna Corp.	2,449	291,015
DaVita, Inc.(a)(b)	3,390	198,722
Fresenius SE & Co., KGaA	186	13,729
HCA Holdings, Inc.(a)	474	36,275
Laboratory Corp. of America Holdings(a)	2,347	294,173
Miraca Holdings, Inc.	300	14,532
PeptiDream, Inc.(a)	1,200	62,020
UnitedHealth Group, Inc.	1,918	271,071
Universal Health Services, Inc., Class B	1,254	151,370
WellCare Health Plans, Inc.(a)	2,000	227,020
		1,938,440

HOLDING COMPANIES ‐ DIVERSIFIED (0.08%)
Ackermans & van Haaren NV	158	21,950
Alfa SAB de CV, Class A	152,600	231,552
Grupo Carso SAB de CV	29,200	127,608
Leucadia National Corp.	1,414	26,399
Schouw & Co.	135	8,577
Wendel SA	217	24,965
		441,051

HOME BUILDERS (0.07%)
Barratt Developments PLC	2,497	13,866
Berkeley Group Holdings PLC	1,175	33,927

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	17

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
HOME BUILDERS (0.07%) (continued)
Daiwa House Industry Co., Ltd.	900	$24,768
DR Horton, Inc.	41	1,182
Iida Group Holdings Co., Ltd.	3,000	58,043
Persimmon PLC	1,286	26,665
PulteGroup, Inc.	9,002	167,437
Waskita Karya Persero Tbk PT	249,300	50,059
		375,947

HOME FURNISHINGS (0.04%)
Electrolux AB, Class B	176	4,168
Hoshizaki Electric Co., Ltd.	300	27,119
Leggett & Platt, Inc.	63	2,890
Sony Corp.	4,300	137,812
Tempur Sealy International, Inc.(a)	354	19,141
Whirlpool Corp.	18	2,697
		193,827

HOUSEHOLD PRODUCTS & WARES (0.09%)
Henkel AG & Co. KGaA	213	23,452
Kimberly‐Clark de Mexico SAB de CV, Class A	84,900	182,952
Unilever Indonesia Tbk PT	80,100	273,027
		479,431

HOUSEWARES (0.56%)
Avery Dennison Corp.	118	8,235
Kimberly‐Clark Corp.	411	47,023
Newell Brands, Inc.(b)	60,017	2,882,016
The Clorox Co.	372	44,647
		2,981,921

INSURANCE (0.58%)
Admiral Group PLC	845	19,827
Aflac, Inc.	907	62,465
Alleghany Corp.(a)	260	134,215
Allianz SE	917	142,942
Allied World Assurance Co. Holdings AG	319	13,711
American International Group, Inc.	2,059	127,040
AmTrust Financial Services, Inc.	1,677	44,256
Aon PLC	2,752	305,004
Arthur J Gallagher & Co.	122	5,884
Aspen Insurance Holdings, Ltd.	1,202	57,997
Assicurazioni Generali SpA	2,507	32,392
Aviva PLC	1,113	6,032
AXA SA	2,034	45,851
Berkshire Hathaway, Inc., Class B(a)(b)	2,447	353,102
Chubb, Ltd.(b)	2,116	268,732
Cincinnati Financial Corp.	41	2,902
Direct Line Insurance Group PLC	9,062	38,389
Genworth MI Canada, Inc.	300	6,515
Japan Post Holdings Co., Ltd.	600	7,655
Legal & General Group PLC	10,810	27,707
Marsh & McLennan Cos., Inc.	53	3,360

See Notes to Financial Statements.

18

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
INSURANCE (0.58%) (continued)
MetLife, Inc.(b)	3,333	$156,518
MS&AD Insurance Group Holdings, Inc.	9,000	267,932
Muenchener Rueckversicherungs‐Gesellschaft AG in Muenchen	141	27,335
Principal Financial Group, Inc.	15	819
St. James's Place PLC	417	4,823
Swiss Re AG	21	1,950
T&D Holdings, Inc.	6,600	79,991
The Allstate Corp.(b)	4,091	277,779
The Dai‐ichi Life Insurance Co., Ltd.	3,800	55,839
The Hanover Insurance Group, Inc.	59	4,495
The Travelers Companies, Inc.(b)	2,173	235,075
Tokio Marine Holdings, Inc.	4,400	174,078
Unum Group	2,708	95,863
		3,088,475

INTERNET (1.12%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	2,203	224,023
Alphabet, Inc., Class A(a)	590	477,841
Alphabet, Inc., Class C(a)	93	72,962
Amazon.com, Inc.(a)	35	27,644
Baidu, Inc., Sponsored ADR(a)	1,090	192,777
CDW Corp.(b)	6,691	300,493
eBay, Inc.(a)(b)	11,113	316,832
F5 Networks, Inc.(a)	233	32,203
Facebook, Inc., Class A(a)	1,220	159,808
GMO internet, Inc.	5,000	66,988
IAC/InterActiveCorp	347	22,361
Kakaku.com, Inc.	8,600	144,741
M3, Inc.	1,400	42,719
Mixi, Inc.	300	11,056
Netflix, Inc.(a)	1	125
Nexon Co., Ltd.	2,600	44,379
Rocket Internet SE(a)(d)(e)	581	12,679
SMS Co., Ltd.	3,500	91,480
The Priceline Group, Inc.(a)	95	140,052
VeriSign, Inc.(a)	689	57,890
Yahoo!, Inc.	79,386	3,298,488
Yandex NV, Class A(a)	2,294	45,169
YY, Inc., ADR(a)	2,608	125,366
		5,908,076

INVESTMENT COMPANIES (0.04%)
American Capital, Ltd.(a)	1,074	18,247
Apollo Investment Corp.	1,348	7,967
Ares Capital Corp.	1,381	21,129
BlackRock Capital Investment Corp.	520	3,910
China Merchants China Direct Investments, Ltd.	2,000	2,935
Compass Diversified Holdings	480	8,784
Fifth Street Finance Corp.	939	5,061
FS Investment Corp.	1,417	13,603
Golub Capital BDC, Inc.	317	5,611
Main StreetCapital Corp.	353	11,847

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	19

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
INVESTMENT COMPANIES (0.04%) (continued)
Medley Capital Corp.	394	$2,971
Melrose Industries PLC	6,755	13,952
New Mountain Finance Corp.	387	5,147
Pargesa Holding SA	554	37,202
PennantPark Investment Corp.	469	3,532
Prospect Capital Corp.	1,925	15,188
Solar Capital, Ltd.	256	5,151
TCP Capital Corp.	318	5,085
TPG Specialty Lending, Inc.	342	6,129
Triangle Capital Corp.	243	4,670
Zeder Investments, Ltd.	13,226	6,543
		204,664

IRON & STEEL (0.12%)
ArcelorMittal(a)	54	364
Fosun International, Ltd.	25,500	37,023
Hitachi Metals, Ltd.	100	1,251
JFE Holdings, Inc.	8,500	122,106
Kobe Steel, Ltd.(a)	200	1,655
Nucor Corp.	1,031	50,364
Steel Dynamics, Inc.	15,260	419,040
		631,803

LEISURE TIME (0.05%)
Brunswick Corp.	3,535	153,773
Carnival Corp.	1,853	90,982
Carnival PLC	344	16,573
		261,328

LODGING (0.01%)
Marriott International, Inc., Class A	29	1,992
MGM Resorts International(a)	2,122	55,533
Wyndham Worldwide Corp.	3	197
		57,722

MACHINERY ‐ CONSTRUCTION & MINING (0.06%)
ABB, Ltd.	2,540	52,363
Atlas Copco AB, Class A	1,023	30,014
Atlas Copco AB, Class B	1,107	28,949
Caterpillar, Inc.	60	5,008
Hitachi Construction Machinery Co., Ltd.	1,600	33,520
United Tractors Tbk PT	88,100	146,012
		295,866

MACHINERY ‐ DIVERSIFIED (0.14%)
Amada Holdings Co., Ltd.	100	1,142
ANDRITZ AG	440	23,016
BWX Technologies, Inc.	6,100	239,242
Cummins, Inc.	137	17,511
Deere & Co.	148	13,069
Hexagon AB, Class B	268	9,382
Hollysys Automation Technologies, Ltd.	3,474	69,167

See Notes to Financial Statements.

20

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
MACHINERY ‐ DIVERSIFIED (0.14%) (continued)
Kawasaki Heavy Industries, Ltd.	14,000	$40,984
Kone OYJ, Class B	362	16,662
Kubota Corp.	7,000	113,107
MAN SE	179	18,306
Nabtesco Corp.	3,800	113,779
Obara Group, Inc.	900	38,877
Rockwell Automation, Inc.	46	5,507
		719,751

MEDIA (0.96%)
CBS Corp., Class B(b)	2,157	122,129
Comcast Corp., Class A(b)	6,104	377,349
Discovery Communications, Inc., Class C(a)	196	4,921
Global Mediacom Tbk PT	372,600	24,273
Grupo Televisa SAB	116,500	572,361
ITV PLC	1,287,848	2,687,637
Liberty Broadband Corp., Class C(a)(b)	1,063	70,849
Liberty Global PLC LiLAC, Class C(a)	3,464	95,745
Liberty Global PLC, Class C(a)	11,900	378,420
Media Nusantara Citra Tbk PT	262,200	42,200
Pearson PLC	657	6,092
RTL Group SA	329	25,787
Scripps Networks Interactive, Inc., Class A	2,663	171,391
Surya Citra Media Tbk PT	306,900	62,330
The Walt Disney Co.	628	58,209
Time Warner, Inc.	3,708	329,975
Twenty‐First Century Fox, Inc., ClassA	106	2,785
Twenty‐First Century Fox, Inc., Class B	65	1,715
Vivendi SA	2,339	47,296
		5,081,464

METAL FABRICATE & HARDWARE (0.01%)
MISUMI Group, Inc.	3,700	67,635

MINING (0.19%)
Alcoa Corp.	84	2,413
Anglo American PLC(a)	155	2,146
Barrick Gold Corp.	13,228	232,693
BHP Billiton PLC	1,356	20,490
Boliden AB	217	5,029
Freeport‐McMoRan, Inc.	267	2,985
Grupo Mexico SAB de CV, Class B	194,300	476,986
Industrias Penoles SAB de CV	7,810	188,938
Newmont Mining Corp.	23	852
Rio Tinto PLC	853	29,646
Sumitomo Metal Mining Co., Ltd.	5,000	64,818
Teck Resources, Ltd., Class B	24	518
		1,027,514

MISCELLANEOUS MANUFACTURING (0.19%)
3M Co.	314	51,904

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	21

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
MISCELLANEOUS MANUFACTURING (0.19%) (continued)
Alfa Laval AB	348	$5,001
Danaher Corp.(b)	3,367	264,478
Dover Corp.	43	2,876
General Electric Co.	2,535	73,769
Ingersoll‐Rand PLC(b)	3,303	222,259
Konica Minolta, Inc.	100	897
Nikon Corp.	2,000	30,266
Parker‐Hannifin Corp.	17	2,087
Siemens AG	54	6,132
Textron, Inc.(b)	8,658	347,013
		1,006,682

OFFICE & BUSINESS EQUIPMENT (0.02%)
Canon, Inc.	2,800	80,553
Pitney Bowes, Inc.	48	856
Ricoh Co., Ltd.	2,100	17,141
Xerox Corp.	393	3,840
		102,390

OIL & GAS (0.86%)
Anadarko Petroleum Corp.	6,113	363,357
Apache Corp.	57	3,390
BP PLC	14,874	88,061
Chesapeake Energy Corp.(a)	235	1,295
Chevron Corp.	526	55,099
Concho Resources, Inc.(a)	25	3,174
ConocoPhillips Co.	6,013	261,265
DCC PLC	202	16,479
Devon Energy Corp.	86	3,259
Diamond Offshore Drilling, Inc.	1,662	27,406
Diamondback Energy, Inc.(a)	2,856	260,724
Energen Corp.	3,579	179,415
Eni SpA	2,324	33,701
EOG Resources, Inc.	21	1,899
EQT Corp.	3,898	257,268
Exxon Mobil Corp.	1,508	125,647
Galp Energia SGPS SA	166	2,251
Gulfport Energy Corp.(a)	11,504	277,361
Hess Corp.	21	1,007
Inpex Corp.	10,000	93,983
JX Holdings, Inc.	400	1,586
Kosmos Energy, Ltd.(a)	13,788	71,835
Laredo Petroleum, Inc.(a)	3,288	39,193
Marathon Oil Corp.	14,260	187,947
Marathon Petroleum Corp.	8,253	359,748
Murphy Oil Corp.	38	983
Nabors Industries, Ltd.	3,532	42,031
Newfield Exploration Co.(a)	5,957	241,795
Noble Energy, Inc.	1,551	53,463
Occidental Petroleum Corp.	5	365
Parsley Energy, Inc., Class A(a)(b)	14,607	480,570
Phillips 66	4,012	325,574

See Notes to Financial Statements.

22

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
OIL & GAS (0.86%) (continued)
Pioneer Natural Resources Co.	6	$1,074
QEP Resources, Inc.	9,561	153,645
Rice Energy, Inc.(a)(b)	5,949	131,413
Rowan Cos. PLC, Class A	672	8,917
Royal Dutch Shell PLC, Class A	3,042	75,902
Royal Dutch Shell PLC, Class B	466	12,064
RSP Permian, Inc.(a)	3,500	126,350
Southwestern Energy Co.(a)	16	166
Statoil ASA	2,634	43,165
Tesoro Corp.	49	4,164
TOTAL SA	312	14,974
Transocean, Ltd.(a)	1,289	12,387
Valero Energy Corp.	1,550	91,822
		4,537,174

OIL & GAS SERVICES (0.48%)
Baker Hughes, Inc.	66	3,656
China Petroleum & Chemical Corp., Class H	76,000	55,367
Extraction Oil & Gas, Inc.(a)	1,224	26,145
FMC Technologies, Inc.(a)	13	419
Halliburton Co.	123	5,658
National Oilwell Varco, Inc.	83	2,664
Range Resources Corp.	1,001	33,824
Schlumberger, Ltd.	87	6,806
Sunoco LP	83,890	2,390,026
		2,524,565

PACKAGING & CONTAINERS (0.30%)
Bemis Co., Inc.	87	4,239
Berry Plastics Group, Inc.(a)(b)	8,963	392,131
Crown Holdings, Inc.(a)	3,753	203,600
Graphic Packaging Holding Co.(b)	36,408	455,100
Packaging Corp. of America(b)	2,059	169,868
Sealed Air Corp.	7,991	364,629
		1,589,567

PHARMACEUTICALS (0.61%)
AbbVie, Inc.(b)	3,389	189,038
Actelion, Ltd.	88	12,717
Alfresa Holdings Corp.	1,700	36,020
Allergan PLC(a)	28	5,850
Astellas Pharma, Inc.	800	11,897
AstraZeneca PLC	184	10,333
Bayer AG	597	59,172
Bristol‐Myers Squibb Co.	91	4,633
Cardinal Health, Inc.(b)	2,307	158,468
Chugai Pharmaceutical Co., Ltd.	100	3,414
CSPC Pharmaceutical Group, Ltd.	18,000	18,660
Daiichi Sankyo Co., Ltd.	3,000	72,261
Eisai Co., Ltd.	1,100	70,257
Express Scripts Holding Co.(a)(b)	4,358	293,729
Galenica AG	5	5,012

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	23

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
PHARMACEUTICALS (0.61%) (continued)
GlaxoSmithKline PLC	4,048	$80,193
Herbalife, Ltd.(a)	200	12,136
Hikma Pharmaceuticals PLC	109	2,340
Johnson & Johnson	4,312	500,149
Kalbe Farma Tbk PT	1,107,000	147,623
Mallinckrodt PLC(a)	31	1,837
McKesson Corp.(b)	1,765	224,455
Merck & Co., Inc.	7,634	448,269
Novartis AG	592	42,117
Novartis AG, Sponsored ADR	1,558	110,649
Novo Nordisk A/S, Class B	796	28,476
Orion OYJ, Class B	616	26,230
Pfizer, Inc.	6,552	207,764
Roche Holding AG	403	92,651
Sanofi	80	6,232
Sanofi, ADR	2,088	81,202
Seikagaku Corp.	2,700	43,408
Shire PLC	382	21,742
Sumitomo Dainippon Pharma Co., Ltd.	4,200	72,930
Takeda Pharmaceutical Co., Ltd.	200	8,963
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,208	137,110
		3,247,937

PIPELINES (2.01%)
Boardwalk Pipeline Partners LP	15,425	265,464
Enterprise Products Partners LP	80,382	2,028,842
Kinder Morgan, Inc.	57	1,164
MPLX LP	2,325	79,096
ONEOK Partners LP	25,377	1,008,482
Oneok, Inc.	295	14,287
Tesoro Logistics LP	32,951	1,573,081
The Williams Cos., Inc.	105,075	3,068,190
Williams Partners LP	72,534	2,598,168
		10,636,774

PRIVATE EQUITY (0.06%)
3i Group PLC	6,539	53,705
Alaris Royalty Corp.	325	4,776
Allied Minds PLC(a)	1,430	5,951
Altamir	426	5,443
Apollo Global Management LLC, Class A	1,106	20,218
AURELIUS Equity Opportunities SE & Co. KGaA	259	15,433
Bure Equity AB	629	6,894
Deutsche Beteiligungs AG	172	5,807
Eurazeo SA	495	28,490
Gimv NV	234	12,587
Hercules Capital, Inc.	628	8,610
IP Group PLC(a)	4,769	8,785
Jafco Co., Ltd.	500	16,663
KKR & Co. LP	2,638	37,433
Onex Corp.	619	40,039
Ratos AB, Class B	2,280	9,370

See Notes to Financial Statements.

24

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
PRIVATE EQUITY (0.06%) (continued)
Safeguard Scientifics, Inc.(a)	247	$2,915
The Blackstone Group LP	1,486	37,195
The Carlyle Group LP	821	12,725
		333,039

REAL ESTATE (0.12%)
Aeon Mall Co., Ltd.	1,900	28,264
Bumi Serpong Damai Tbk PT	404,100	67,205
Daikyo, Inc.	58,000	124,440
Daito Trust Construction Co., Ltd.	400	67,035
Deutsche Wohnen AG	185	6,036
Lippo Karawaci Tbk PT	968,900	67,202
Mitsubishi Estate Co., Ltd.	2,000	39,697
Mitsui Fudosan Co., Ltd.	5,000	113,974
NTT Urban Development Corp.	6,400	58,831
Summarecon Agung Tbk PT	530,000	67,022
		639,706

REAL ESTATE INVESTMENT TRUSTS (0.13%)
American Capital Agency Corp.	4,777	95,827
AvalonBay Communities, Inc.	66	11,298
Boston Properties, Inc.(b)	808	97,348
Brixmor Property Group, Inc.	1,608	40,875
Corrections Corp. of America	1,400	20,230
Equity Residential	828	51,129
Essex Property Trust, Inc.	25	5,352
Fibra Uno Administracion SA de CV	114,700	218,282
Fonciere Des Regions	58	5,070
General Growth Properties, Inc.	62	1,547
Host Hotels & Resorts, Inc.	294	4,551
Japan Real Estate Investment Corp.	1	5,788
Japan Retail Fund Investment Corp.	8	18,148
Kimco Realty Corp.	306	8,143
Public Storage	40	8,549
SL Green Realty Corp.	740	72,683
Welltower, Inc.	30	2,056
		666,876

RETAIL (2.41%)
Advance Auto Parts, Inc.	1,268	177,621
Alimentation Couche‐Tard, Inc., Class B	42,834	2,151,759
American Eagle Outfitters, Inc.	7,712	131,413
Astra International Tbk PT	1,062,400	669,700
AutoZone, Inc.(a)	35	25,976
Best Buy Co., Inc.	137	5,331
Casey's General Stores, Inc.	21,768	2,459,566
Copart, Inc.	10,885	571,136
CVS Health Corp.(b)	2,441	205,288
Darden Restaurants, Inc.	240	15,550
Dollar General Corp.	49,583	3,425,690
Dollar Tree, Inc.(a)	43	3,249
El Puerto de Liverpool SAB de CV, Class 1	11,200	117,783

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	25

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
RETAIL (2.41%) (continued)
FamilyMart Co., Ltd.	800	$50,196
Fast Retailing Co., Ltd.	200	67,627
Foot Locker, Inc.	2,238	149,431
Grupo Comercial Chedraui SA de CV	7,600	16,904
HUGO BOSS AG	68	4,271
IDOM, Inc.	5,600	29,263
Isetan Mitsukoshi Holdings, Ltd.	1,000	10,127
J Front Retailing Co., Ltd.	900	12,418
Lawson, Inc.	400	30,438
Lowe's Cos., Inc.(b)	2,108	140,498
Macy's, Inc.	7	255
Marks & Spencer Group PLC	1,119	4,664
Matahari Department Store Tbk PT	122,500	169,226
McDonald's Corp.	103	11,595
Nitori Holdings Co., Ltd.	1,200	143,835
Nordstrom, Inc.	20	1,040
O'Reilly Automotive, Inc.	2,178	575,950
PVH Corp.	1,240	132,655
Ross Stores, Inc.	28	1,751
Ryohin Keikaku Co,. Ltd.	200	42,796
Staples, Inc.	206	1,524
Starbucks Corp.	92	4,882
Sundrug Co., Ltd.	1,400	110,403
Target Corp.	209	14,365
The Home Depot, Inc.	317	38,677
The TJX Companies, Inc.	432	31,860
Urban Outfitters, Inc.(a)	46	1,539
Walgreens Boots Alliance, Inc.	1,644	136,008
Wal‐Mart de Mexico SAB de CV	268,000	566,882
Wal‐Mart Stores, Inc.	3,814	267,056
World Fuel Services Corp.	941	37,875
		12,766,073

SEMICONDUCTORS (0.36%)
ASML Holding NV	437	46,293
Avago Technologies, Ltd.	2,950	502,326
Intel Corp.	795	27,722
KLA‐Tencor Corp.	2,823	212,036
Lam Research Corp.	18	1,743
Linear Technology Corp.	38	2,282
Megachips Corp.	2,800	56,310
NVIDIA Corp.	103	7,329
ON Semiconductor Corp.(a)(b)	29,208	340,857
Qorvo, Inc.(a)	3,847	214,086
QUALCOMM, Inc.	138	9,483
Sumco Corp.	6,700	70,405
Texas Instruments, Inc.(b)	5,770	408,805
Xilinx, Inc.	16	814
		1,900,491

See Notes to Financial Statements.

26

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
SHIPBUILDING (0.07%)
Huntington Ingalls Industries, Inc.(b)	2,229	$359,671

SOFTWARE (0.86%)
Activision Blizzard, Inc.	2,017	87,074
Adobe Systems, Inc.(a)	432	46,444
Amadeus IT Holding SA, Class A	1,841	86,901
CA, Inc.	7	215
Capcom Co., Ltd.	4,500	116,501
Cerner Corp.(a)	39	2,285
Citrix Systems, Inc.(a)	406	34,429
Electronic Arts, Inc.(a)	1,032	81,033
Fidelity National Information Services, Inc.	2,128	157,302
Fiserv, Inc.(a)	244	24,029
Microsoft Corp.(b)	8,333	499,313
NetEase, Inc., ADR(b)	843	216,643
Oracle Corp.(b)	9,602	368,909
Red Hat, Inc.(a)	54	4,182
salesforce.com, Inc.(a)	55	4,134
SAP SE	62	5,461
SS&C Technologies Holdings, Inc.	88,645	2,830,435
		4,565,290

SPECIAL CHEMICALS (0.52%)
Valvoline, Inc.	134,530	2,744,412

TELECOMMUNICATIONS (0.73%)
America Movil SAB de CV, Class L	1,508,400	999,162
Arista Networks, Inc.(a)	300	25,425
AT&T, Inc.	4,315	158,749
BT Group PLC	3,750	17,256
CenturyLink, Inc.	1,622	43,113
China Telecom Corp., Ltd., Class H	348,000	179,933
Cisco Systems, Inc.(b)	9,307	285,539
CommScope Holding Co., Inc.(a)	2,986	91,222
Deutsche Telekom AG	1,632	26,595
Eutelsat Communications SA	689	14,446
Juniper Networks, Inc.	24	632
KDDI Corp.	7,800	237,414
Millicom International Cellular SA, SDR	9	396
Motorola Solutions, Inc.	14	1,016
Nippon Telegraph & Telephone Corp.	3,800	168,857
Nokia OYJ	629	2,809
NTT DOCOMO, Inc.	1,300	32,732
Orange SA	6,929	109,151
Proximus SADP	1,187	33,983
SES SA	543	12,488
SoftBank Corp.	2,600	163,681
Telefonaktiebolaget LM Ericsson, Class B	218	1,055
Telefonica Deutschland Holding AG	9,268	35,924
Telefonica SA	3,378	34,338

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	27

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
TELECOMMUNICATIONS (0.73%) (continued)
Telekomunikasi Indonesia Persero Tbk PT	2,645,200	$855,514
Tower Bersama Infrastructure Tbk PT	125,900	57,653
Verizon Communications, Inc.	5,331	256,421
XL Axiata Tbk PT(a)	196,100	33,064
		3,878,568

TEXTILES (0.01%)
Toyobo Co., Ltd.	26,000	42,643

TOYS, GAMES & HOBBIES (0.05%)
Bandai Namco Holdings, Inc.	800	24,030
Hasbro, Inc.	1,736	144,800
Tomy Co., Ltd.	10,300	111,476
		280,306

TRANSPORTATION (0.10%)
Central Japan Railway Co.	1,300	221,460
CH Robinson Worldwide, Inc.	297	20,232
Deutsche Post AG	917	28,417
East Japan Railway Co.	1,100	97,098
Expeditors International of Washington, Inc.	139	7,154
Keisei Electric Railway Co., Ltd.	2,000	48,384
Mitsui OSK Lines, Ltd.	1,000	2,508
Royal Mail PLC	2,536	15,241
Tokyu Corp.	10,000	75,045
United Parcel Service, Inc., Class B	22	2,371
		517,910

TOTAL COMMON STOCKS
(Cost $114,677,099)		121,453,022

EXCHANGE TRADED FUNDS (0.23%)
iShares® Europe ETF	1,206	45,985
iShares® iBoxx $ Investment Grade Corporate Bond ETF	6,900	834,762
iShares® MSCI Emerging Markets UCITS ETF	96	3,370
iShares® MSCI Indonesia ETF	2,637	69,221
iShares® MSCI Japan ETF	6,686	84,444
iShares® MSCI Mexico Capped ETF	303	15,401
iShares® MSCI World UCITS ETF DIST	758	27,347
iShares® Russell 1000 Value ETF	824	85,729
SPDR® S&P 500® ETF Trust	247	52,500
		1,218,759

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,152,365)		1,218,759

See Notes to Financial Statements.

28

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
LIMITED PARTNERSHIPS (0.02%)
OIL & GAS (0.02%)
Viper Energy Partners LP	5,968	$87,610

TOTAL LIMITED PARTNERSHIPS
(Cost $107,374)		87,610

OPEN‐END MUTUAL FUNDS (45.83%)
AQR Multi Strategy Alternative Fund, Class I	9,470,389	92,146,890
FPA Crescent Fund	654,239	21,171,160
Lazard Global Listed Infrastructure Portfolio, Institutional Class	87,855	1,215,039
PIMCO Short‐Term Fund, Institutional Class	13,073,216	127,856,050
		242,389,139

TOTAL OPEN‐END MUTUAL FUNDS
(Cost $238,359,840)		242,389,139

PREFERRED STOCKS (0.01%)
AUTO MANUFACTURERS (0.00%)(c)
Bayerische Motoren Werke AG	214	16,245

BANKS (0.01%)
Banco Bradesco SA	4,100	42,991

CHEMICALS (0.00%)(c)
Braskem SA, Class A	600	5,327

HOUSEHOLD PRODUCTS & WARES (0.00%)(c)
Henkel AG & Co. KGaA	59	7,571

TOTAL PREFERRED STOCKS
(Cost $65,935)		72,134

Description	Principal Amount	Value (Note 2)
ASSET‐BACKED SECURITIES (0.05%)
Honda Auto Receivables Owner Trust 2015‐3 A2
0.92%, 11/20/2017	$239,443	239,434

TOTAL ASSET‐BACKED SECURITIES
(Cost $239,440)		239,434

CORPORATE BONDS (2.00%)
ADVERTISING (0.01%)
Omnicom Group, Inc.
3.60%, 04/15/2026	18,000	18,744

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	29

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
ADVERTISING (0.01%) (continued)
The Interpublic Group of Companies, Inc.
4.20%, 04/15/2024	$24,000	$25,649
		44,393

AEROSPACE & DEFENSE (0.01%)
Harris Corp.
4.85%, 04/27/2035	22,000	23,665
Moog, Inc.
5.25%, 12/01/2022(d)	25,000	25,750
The Boeing Co.
2.20%, 10/30/2022	15,000	15,207
		64,622

AGRICULTURE (0.00%)(c)
Archer‐Daniels‐Midland Co.
2.50%, 08/11/2026	14,000	13,827

AIRLINES (0.01%)
Allegiant Travel Co.
5.50%, 07/15/2019	35,000	36,531
United Airlines 2013‐1 Class B Pass Through Trust
5.38%, 08/15/2021	24,524	25,536
		62,067

APPAREL (0.00%)(c)
Wolverine World Wide, Inc.
5.00%, 09/01/2026(d)	3,000	3,008

AUTO MANUFACTURERS (0.07%)
American Honda Finance Corp.
1.20%, 07/14/2017	89,000	89,145
1.20%, 07/12/2019	28,000	27,814
BMW US Capital LLC
1.50%, 04/11/2019(d)	19,000	19,016
Hyundia Capital America
2.40%, 10/30/2018(d)	39,000	39,453
JB Poindexter & Co., Inc.
9.00%, 04/01/2022(d)	21,000	22,165
PACCAR Financial Corp.
1.65%, 02/25/2019	6,000	6,039
2.20%, 09/15/2019	63,000	64,226
Toyota Motor Credit Corp.
1.70%, 02/19/2019	100,000	100,537
2.00%, 10/24/2018	11,000	11,144
		379,539

See Notes to Financial Statements.

30

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
BANKS (0.23%)
Bank of America Corp.
2.63%, 10/19/2020	$11,000	$11,196
4.25%, 10/22/2026	46,000	48,307
7.25%, 10/15/2025	7,000	8,539
Bank of America Corp., Series L
2.60%, 01/15/2019	61,000	62,046
3.95%, 04/21/2025	12,000	12,346
BankUnited, Inc.
4.88%, 11/17/2025	38,000	38,738
Capital One Financial Corp.
3.75%, 07/28/2026	11,000	10,990
Citigroup, Inc.
4.40%, 06/10/2025	76,000	80,438
4.45%, 09/29/2027	38,000	40,142
6.00%, 10/31/2033	10,000	11,767
Credit Suisse New York
1.70%, 04/27/2018	38,000	37,988
Fifth Third Bancorp, Series J
4.90%, Perpetual Maturity(f)(g)	48,000	46,584
First Horizon National Corp.
3.50%, 12/15/2020	55,000	56,277
JPMorgan Chase & Co.
2.30%, 08/15/2021	15,000	15,022
2.55%, 03/01/2021	50,000	50,799
2.70%, 05/18/2023	75,000	75,323
2.75%, 06/23/2020	10,000	10,236
JPMorgan Chase & Co., Series U
6.13%, Perpetual Maturity(f)(g)	9,000	9,540
Morgan Stanley
2.13%, 04/25/2018	45,000	45,344
2.80%, 06/16/2020	11,000	11,262
4.10%, 05/22/2023	87,000	91,825
5.00%, 11/24/2025	22,000	24,389
Regions Financial Corp.
3.20%, 02/08/2021	21,000	21,796
7.38%, 12/10/2037	71,000	89,598
Royal Bank of Canada
4.65%, 01/27/2026	20,000	21,736
The Goldman Sachs Group, Inc.
2.35%, 11/15/2021	26,000	25,896
2.64%, 10/28/2027(f)	20,000	20,063
4.75%, 10/21/2045	11,000	12,160
5.15%, 05/22/2045	5,000	5,428
6.13%, 02/15/2033	30,000	37,260
6.75%, 10/01/2037	49,000	62,039
The Toronto‐Dominion Bank
1.80%, 07/13/2021	27,000	26,852
3.63%, 09/15/2031(f)	5,000	5,002
Wells Fargo & Co.
3.00%, 10/23/2026	69,000	68,754
4.30%, 07/22/2027	18,000	19,164
4.40%, 06/14/2046	1,000	1,004

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	31

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
BANKS (0.23%) (continued)
Wells Fargo Capital X
5.95%, 12/15/2036	$17,000	$18,275
		1,234,125

BEVERAGES (0.03%)
Anheuser‐Busch InBev Worldwide, Inc.
1.38%, 07/15/2017	46,000	46,100
1.90%, 02/01/2019	13,000	13,093
2.65%, 02/01/2021	26,000	26,671
3.30%, 02/01/2023	12,000	12,567
4.70%, 02/01/2036	33,000	36,681
4.90%, 02/01/2046	8,000	9,200
Diageo Capital PLC
5.75%, 10/23/2017	28,000	29,258
		173,570

BIOTECHNOLOGY (0.00%)(c)
Amgen, Inc.
4.40%, 05/01/2045	10,000	10,220
Gilead Sciences, Inc.
4.00%, 09/01/2036	7,000	7,032
		17,252

BUILDING MATERIALS (0.02%)
Lennox International, Inc.
3.00%, 11/15/2023	24,000	24,008
Standard Industries, Inc.
6.00%, 10/15/2025(d)	50,000	53,622
		77,630

CHEMICALS (0.03%)
A Schulman, Inc.
6.88%, 06/01/2023(d)	40,000	40,900
Airgas, Inc.
3.05%, 08/01/2020	12,000	12,514
Eastman Chemical Co.
4.65%, 10/15/2044	12,000	12,121
Lubrizol Corp.
6.50%, 10/01/2034	14,000	18,509
RPM International, Inc.
5.25%, 06/01/2045	51,000	52,459
Unifrax I LLC / Unifrax Holding Co.
7.50%, 02/15/2019(d)	25,000	24,188
Westlake Chemical Corp.
3.60%, 08/15/2026(d)	17,000	16,992
		177,683

COAL (0.01%)
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.38%, 02/01/2020	25,000	24,125

See Notes to Financial Statements.

32

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
COMMERCIAL SERVICES (0.05%)
Automatic Data Processing, Inc.
2.25%, 09/15/2020	$5,000	$5,131
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.13%, 06/01/2022(d)	5,000	4,919
5.25%, 03/15/2025(d)	20,000	19,075
Ecolab, Inc.
3.70%, 11/01/2046	3,000	2,964
ERAC USA Finance LLC
4.20%, 11/01/2046(d)	22,000	21,437
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/2019	46,000	45,367
Harland Clarke Holdings Corp.
6.88%, 03/01/2020(d)	55,000	52,937
Herc Rentals, Inc.
7.50%, 06/01/2022(d)	10,000	10,025
Multi‐Color Corp.
6.13%, 12/01/2022(d)	30,000	31,425
Quad Graphics, Inc.
7.00%, 05/01/2022	30,000	28,950
The Hertz Corp.
5.50%, 10/15/2024(d)	20,000	19,468
		241,698

COMPUTERS (0.08%)
Apple, Inc.
2.45%, 08/04/2026	16,000	15,690
2.85%, 05/06/2021	18,000	18,808
2.85%, 02/23/2023	22,000	22,846
3.85%, 08/04/2046	12,000	11,738
4.50%, 02/23/2036	8,000	8,942
Diamond 1 Finance Corp.
6.02%, 06/15/2026(d)	70,000	76,411
7.13%, 06/15/2024(d)	5,000	5,483
8.10%, 07/15/2036(d)	25,000	29,803
8.35%, 07/15/2046(d)	16,000	19,462
Diebold, Inc.
8.50%, 04/15/2024(d)	46,000	48,921
Hewlett‐Packard Co.
6.45%, 10/15/2035(d)	42,000	42,955
International Business Machines Corp.
1.80%, 05/17/2019	100,000	101,166
Western Digital Corp.
10.50%, 04/01/2024(d)	25,000	28,968
		431,193

CONSUMER PRODUCTS (0.01%)
The Procter & Gamble Co.
1.70%, 11/03/2021	28,000	27,943

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	33

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
CONTAINERS & PACKAGING (0.01%)
Brambles USA, Inc.
4.13%, 10/23/2025(d)	$12,000	$12,744
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	20,000	22,550
		35,294

DISTRIBUTION & WHOLESALE (0.00%)(c)
WW Grainger, Inc.
3.75%, 05/15/2046	10,000	10,083

DIVERSIFIED FINANCIAL SERVICES (0.10%)
Ally Financial, Inc.
5.75%, 11/20/2025	50,000	51,375
American Express Credit Corp.
1.70%, 10/30/2019	19,000	19,027
2.25%, 05/05/2021	28,000	28,301
Credit Acceptance Corp.
7.38%, 03/15/2023	25,000	26,062
Enova International, Inc.
9.75%, 06/01/2021	60,000	56,550
General Electric Co.
1.25%, 05/15/2017	57,000	57,089
International Lease Finance Corp.
5.88%, 08/15/2022	16,000	17,660
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/2017	9,000	8,999
1.10%, 01/27/2017	37,000	37,031
2.00%, 01/27/2020	26,000	26,183
2.30%, 11/01/2020	7,000	7,132
4.75%, 04/30/2043(f)	42,000	42,994
Navient Corp.
5.63%, 08/01/2033	87,000	69,383
OneMain Financial Holdings LLC
6.75%, 12/15/2019(d)	30,000	31,163
Quicken Loans, Inc.
5.75%, 05/01/2025(d)	40,000	39,700
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	13,000	13,451
		532,100

ELECTRIC (0.13%)
AES Corp.
5.50%, 03/15/2024	35,000	35,700
Arizona Public Service Co.
2.20%, 01/15/2020	10,000	10,185
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	16,000	15,716
Dominion Resources, Inc.
2.96%, 07/01/2019(h)	8,000	8,188
5.75%, 10/01/2054(f)	30,000	31,275

See Notes to Financial Statements.

34

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
ELECTRIC (0.13%) (continued)
Duke Energy Progress LLC
2.80%, 05/15/2022	$20,000	$20,842
Dynegy, Inc.
7.38%, 11/01/2022	50,000	48,625
Electricite de France SA
2.35%, 10/13/2020(d)	56,000	56,940
3.63%, 10/13/2025(d)	8,000	8,283
4.95%, 10/13/2045(d)	29,000	31,000
Entergy Arkansas, Inc.
4.95%, 12/15/2044	25,000	26,358
Entergy Louisiana LLC
4.95%, 01/15/2045	45,000	47,975
Exelon Generation Co. LLC
2.95%, 01/15/2020	14,000	14,386
FirstEnergy Corp., Series C
7.38%, 11/15/2031	42,000	54,773
Hydro‐Quebec
1.38%, 06/19/2017	53,000	53,096
Louisville Gas & Electric Co.
4.38%, 10/01/2045	4,000	4,434
Massachusetts Electric Co.
4.00%, 08/15/2046(d)	44,000	44,821
NRG Energy, Inc.
6.25%, 07/15/2022	35,000	35,263
South Carolina Electric & Gas Co.
5.10%, 06/01/2065	10,000	11,406
Talen Energy Supply LLC
4.63%, 07/15/2019(d)	25,000	23,875
The Southern Co.
1.30%, 08/15/2017	76,000	76,055
Trans‐Allegheny Interstate Line Co.
3.85%, 06/01/2025(d)	3,000	3,174
		662,370

ELECTRICAL COMPONENTS & EQUIPMENT (0.02%)
Belden, Inc.
5.25%, 07/15/2024(d)	30,000	30,375
EnerSys
5.00%, 04/30/2023(d)	30,000	30,900
General Cable Corp.
5.75%, 10/01/2022	25,000	23,750
Hubbell, Inc.
3.35%, 03/01/2026	16,000	16,501
		101,526

ELECTRONICS (0.02%)
Avnet, Inc.
4.63%, 04/15/2026	10,000	10,229
Corning, Inc.
1.50%, 05/08/2018	11,000	10,997

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	35

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
ELECTRONICS (0.02%) (continued)
Honeywell International, Inc.
2.50%, 11/01/2026	$87,000	$85,747
		106,973

ENERGY & ALTERNATE SOURCES (0.01%)
TerraForm Power Operating LLC
9.38%, 02/01/2023(d)(h)	40,000	40,188

ENGINEERING & CONSTRUCTION (0.00%)(c)
Weekley Homes LLC
6.00%, 02/01/2023	25,000	22,625

ENTERTAINMENT (0.02%)
LG FinanceCo Corp.
5.88%, 11/01/2024(d)	20,000	20,287
Mohegan Tribal Gaming Authority
7.88%, 10/15/2024(d)	35,000	35,613
Scientific Games International, Inc.
10.00%, 12/01/2022	55,000	50,875
		106,775

FOOD (0.03%)
Albertsons Cos. LLC / Safeway, Inc.
6.63%, 06/15/2024(d)	22,000	22,880
C&S Group Enterprises LLC
5.38%, 07/15/2022(d)	30,000	29,250
Kraft Heinz Foods Co.
4.88%, 02/15/2025(d)	27,000	29,693
Land O'Lakes Capital Trust I
7.45%, 03/15/2028(d)	12,000	13,800
The Kroger Co.
2.65%, 10/15/2026	23,000	22,420
3.88%, 10/15/2046	11,000	10,571
		128,614

FOREST PRODUCTS & PAPER (0.05%)
Clearwater Paper Corp.
4.50%, 02/01/2023	40,000	40,000
Domtar Corp.
6.75%, 02/15/2044	46,000	50,713
Georgia‐Pacific LLC
3.60%, 03/01/2025(d)	78,000	82,002
3.73%, 07/15/2023(d)	57,000	60,505
5.40%, 11/01/2020(d)	30,000	33,684
International Paper Co.
4.40%, 08/15/2047	9,000	8,809
PH Glatfelter Co.
5.38%, 10/15/2020	10,000	10,250
		285,963

See Notes to Financial Statements.

36

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
GAS (0.01%)
Dominion Gas Holdings LLC
4.80%, 11/01/2043	$22,000	$23,666

HAND & MACHINE TOOLS (0.01%)
Stanley Black & Decker, Inc.
5.75%, 12/15/2053(f)	51,000	54,443

HEALTHCARE ‐ PRODUCTS (0.00%)(c)
Baxter International, Inc.
2.60%, 08/15/2026	15,000	14,564

HEALTHCARE ‐ SERVICES (0.05%)
Centene Corp.
4.75%, 01/15/2025	20,000	20,000
CHS/Community Health Systems, Inc.
6.88%, 02/01/2022	50,000	37,500
HCA, Inc.
5.25%, 06/15/2026	24,000	25,152
IASIS Healthcare LLC / IASIS Capital Corp.
8.38%, 05/15/2019	31,000	29,682
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	10,000	10,416
3.60%, 02/01/2025	22,000	22,802
4.70%, 02/01/2045	7,000	7,442
Quest Diagnostics, Inc.
3.45%, 06/01/2026	15,000	15,410
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023(d)	50,000	50,812
UnitedHealth Group, Inc.
1.40%, 12/15/2017	16,000	16,039
2.13%, 03/15/2021	19,000	19,191
3.35%, 07/15/2022	11,000	11,714
		266,160

HOLDING COMPANIES ‐ DIVERSIFIED (0.01%)
Opal Acquisition, Inc.
8.88%, 12/15/2021(d)	45,000	36,900

HOME BUILDERS (0.01%)
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020(d)	25,000	22,625
Mattamy Group Corp.
6.50%, 11/15/2020(d)	25,000	25,063
		47,688

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	37

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
HOME FURNISHINGS (0.00%)(c)
Whirlpool Corp.
4.50%, 06/01/2046	$13,000	$13,568

HOUSEHOLD PRODUCTS & WARES (0.00%)(c)
Kimberly‐Clark Corp.
1.85%, 03/01/2020	12,000	12,125

HOUSEWARES (0.00%)(c)
Newell Brands, Inc.
4.20%, 04/01/2026	10,000	10,818
5.38%, 04/01/2036	7,000	8,127
		18,945

INSURANCE (0.09%)
Aflac, Inc.
4.00%, 10/15/2046	14,000	13,936
American International Group, Inc.
3.30%, 03/01/2021	13,000	13,612
3.88%, 01/15/2035	56,000	54,621
Assurant, Inc.
6.75%, 02/15/2034	98,000	121,482
Berkshire Hathaway, Inc.
1.15%, 08/15/2018	19,000	18,977
Jackson National Life Global Funding
3.05%, 04/29/2026(d)	35,000	34,994
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/2065(d)	24,000	22,792
MetLife, Inc.
4.60%, 05/13/2046	9,000	9,798
New York Life Global Funding
2.10%, 01/02/2019(d)	26,000	26,377
Old Republic International Corp.
3.88%, 08/26/2026	7,000	6,899
Pacific LifeCorp.
6.00%, 02/10/2020(d)	29,000	32,035
Prudential Financial, Inc.
5.38%, 05/15/2045(f)	11,000	11,462
5.63%, 06/15/2043(f)	49,000	52,736
Unum Group
5.75%, 08/15/2042	8,000	8,937
XLIT, Ltd.
4.45%, 03/31/2025	9,000	9,186
5.50%, 03/31/2045	15,000	14,502
		452,346

INTERNET (0.02%)
Cogent Communications Holdings, Inc.
5.38%, 03/01/2022(d)	45,000	46,462
Netflix, Inc.
5.88%, 02/15/2025	45,000	49,950

See Notes to Financial Statements.

38

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
INTERNET (0.02%) (continued)
Zayo Group LLC
6.38%, 05/15/2025	$20,000	$21,100
		117,512

IRON & STEEL (0.03%)
AK Steel Corp.
7.50%, 07/15/2023	30,000	32,400
ArcelorMittal
7.25%, 02/25/2022	50,000	57,000
Steel Dynamics, Inc.
5.13%, 10/01/2021	40,000	41,900
United States Steel Corp.
8.38%, 07/01/2021(d)	16,000	17,040
		148,340

LEISURE TIME (0.01%)
NCL Corp., Ltd.
4.63%, 11/15/2020(d)	16,000	16,280
Royal Caribbean Cruises, Ltd.
5.25%, 11/15/2022	47,000	51,641
		67,921

LODGING (0.03%)
Caesars Growth Properties Holdings LLC
9.38%, 05/01/2022	35,000	37,362
Chester Downs & Marina LLC / Chester Downs Finance Corp.
9.25%, 02/01/2020(d)	6,000	5,910
Golden Nugget, Inc.
8.50%, 12/01/2021(d)	40,000	42,200
Interval Acquisition Corp.
5.63%, 04/15/2023	45,000	46,688
Quapaw Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 07/01/2019(d)	26,000	26,390
		158,550

MACHINERY ‐ DIVERSIFIED (0.03%)
ATS Automation Tooling Systems, Inc.
6.50%, 06/15/2023(d)	40,000	41,500
John Deere Capital Corp.
1.13%, 06/12/2017	49,000	49,012
1.55%, 12/15/2017	53,000	53,261
Xylem, Inc.
4.38%, 11/01/2046	6,000	6,028
		149,801

MACHINERY ‐ MANUFACTURING (0.00%)(c)
Illinois Tool Works, Inc.
2.65%, 11/15/2026	22,000	21,931

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	39

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
MEDIA (0.06%)
Block Communications, Inc.
7.25%, 02/01/2020(d)	$29,000	$29,798
Cable One, Inc.
5.75%, 06/15/2022(d)	28,000	29,610
Charter Communications Operating LLC
6.38%, 10/23/2035(d)	8,000	9,225
6.48%, 10/23/2045(d)	8,000	9,436
Clear Channel Worldwide Holdings, Inc., Series A
6.50%, 11/15/2022	35,000	35,175
Comcast Corp.
2.35%, 01/15/2027	14,000	13,551
3.20%, 07/15/2036	15,000	14,335
3.40%, 07/15/2046	14,000	12,968
DISH DBS Corp.
7.75%, 07/01/2026	38,000	41,824
Sirius XM Radio, Inc.
5.38%, 07/15/2026(d)	30,000	30,553
The Walt Disney Co.
1.50%, 09/17/2018	18,000	18,142
1.65%, 01/08/2019	9,000	9,096
Time Warner, Inc.
4.85%, 07/15/2045	22,000	23,480
Viacom, Inc.
3.45%, 10/04/2026	15,000	14,947
5.85%, 09/01/2043	10,000	11,264
		303,404

METAL FABRICATE & HARDWARE (0.02%)
Novelis Corp.
6.25%, 08/15/2024(d)	24,000	25,020
Valmont Industries, Inc.
5.25%, 10/01/2054	60,000	55,091
		80,111

MINING (0.01%)
FMG Resources August 2006 Pty., Ltd.
9.75%, 03/01/2022(d)	30,000	35,031
Goldcorp, Inc.
5.45%, 06/09/2044	9,000	9,624
Kaiser Aluminum Corp.
5.88%, 05/15/2024	15,000	15,881
		60,536

MISCELLANEOUS MANUFACTURING (0.03%)
General Electric Co.
2.70%, 10/09/2022	30,000	31,026
Ingersoll‐Rand Global Holding Co., Ltd.
5.75%, 06/15/2043	54,000	66,265
Ingersoll‐Rand Luxembourg Finance SA
4.65%, 11/01/2044	12,000	12,989
Textron, Inc.
4.00%, 03/15/2026	19,000	19,804

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
MISCELLANEOUS MANUFACTURING (0.03%) (continued)
Trinity Industries, Inc.
4.55%, 10/01/2024	$17,000	$16,799
		146,883

OFFICE & BUSINESS EQUIPMENT (0.00%)(c)
Pitney Bowes, Inc.
3.38%, 10/01/2021	7,000	6,990

OIL & GAS (0.12%)
Anadarko Finance Co., Series B
7.50%, 05/01/2031	10,000	12,731
Anadarko Petroleum Corp.
4.50%, 07/15/2044	15,000	14,189
6.45%, 09/15/2036	63,000	75,040
BP Capital Markets PLC
1.68%, 05/03/2019	16,000	16,031
3.12%, 05/04/2026	13,000	13,175
3.25%, 05/06/2022	19,000	19,842
Calumet Specialty Products Partners LP
6.50%, 04/15/2021	39,000	31,200
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023	24,000	25,020
Chevron Corp.
1.37%, 03/02/2018	28,000	28,051
1.96%, 03/03/2020	12,000	12,139
Denbury Resources, Inc.
5.50%, 05/01/2022	33,000	26,235
9.00%, 05/15/2021(d)	25,000	25,875
Exxon Mobil Corp.
1.31%, 03/06/2018	6,000	6,018
Hess Corp.
5.60%, 02/15/2041	13,000	12,913
Hilcorp Energy I LP
5.00%, 12/01/2024(d)	45,000	44,100
Laredo Petroleum, Inc.
7.38%, 05/01/2022	23,000	23,805
MEG Energy Corp.
6.38%, 01/30/2023(d)	50,000	41,500
Noble Energy, Inc.
3.90%, 11/15/2024	17,000	17,514
5.05%, 11/15/2044	24,000	24,186
Occidental Petroleum Corp.
4.40%, 04/15/2046	14,000	14,983
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023(d)	25,000	23,250
Petroleos Mexicanos
5.50%, 06/27/2044	12,000	10,512
Sanchez Energy Corp.
6.13%, 01/15/2023	18,000	15,480

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	41

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
OIL & GAS (0.12%) (continued)
Shell International Finance BV
1.25%, 11/10/2017	$17,000	$17,026
2.13%, 05/11/2020	19,000	19,175
2.25%, 11/10/2020	21,000	21,291
SM Energy Co.
5.63%, 06/01/2025	5,000	4,787
WPX Energy, Inc.
7.50%, 08/01/2020	30,000	31,763
		627,831

OIL & GAS SERVICES (0.02%)
BP Capital Markets PLC
3.02%, 01/16/2027	12,000	12,054
Bristow Group, Inc.
6.25%, 10/15/2022	25,000	20,063
Hess Corp.
4.30%, 04/01/2027	14,000	13,972
Petroleos Mexicanos
6.75%, 09/21/2047(d)	44,000	43,666
SESI LLC
7.13%, 12/15/2021	23,000	22,540
Valero Energy Corp.
3.40%, 09/15/2026	2,000	1,956
		114,251

PACKAGING & CONTAINERS (0.01%)
Amcor Finance USA, Inc.
3.63%, 04/28/2026(d)	26,000	26,557
Owens ‐ Brockway Glass Container, Inc.
5.38%, 01/15/2025(d)	44,000	45,485
		72,042

PHARMACEUTICALS (0.03%)
Baxalta, Inc.
3.60%, 06/23/2022	19,000	19,816
Endo Finance LLC / Endo Finco, Inc.
7.25%, 01/15/2022(d)	25,000	23,813
Express Scripts Holding Co.
3.00%, 07/15/2023	10,000	9,976
4.50%, 02/25/2026	17,000	18,258
4.80%, 07/15/2046	23,000	23,155
Forest Laboratories LLC
4.88%, 02/15/2021(d)	43,000	47,699
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	19,000	18,724
3.15%, 10/01/2026	13,000	12,678
4.10%, 10/01/2046	7,000	6,532
		180,651

PIPELINES (0.09%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 09/15/2024(d)	19,000	19,178

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
PIPELINES (0.09%) (continued)
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp.
4.15%, 08/15/2026(d)	$15,000	$14,924
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018	8,000	8,037
Energy Transfer Equity LP
7.50%, 10/15/2020	30,000	32,850
Energy Transfer Partners LP
4.90%, 03/15/2035	6,000	5,649
6.05%, 06/01/2041	2,000	2,044
EnLink Midstream Partners LP
4.40%, 04/01/2024	8,000	7,974
4.85%, 07/15/2026	18,000	18,377
Enterprise Products Operating LLC
3.95%, 02/15/2027	11,000	11,458
4.85%, 03/15/2044	7,000	7,115
Genesis Energy LP
5.63%, 06/15/2024	40,000	39,800
Holly Energy Partners LP
6.00%, 08/01/2024(d)	26,000	27,170
Kinder Morgan Energy Partners LP
3.45%, 02/15/2023	45,000	45,112
5.63%, 09/01/2041	7,000	6,995
Kinder Morgan, Inc.
5.00%, 02/15/2021(d)	11,000	11,923
Phillips 66 Partners LP
4.90%, 10/01/2046	17,000	16,958
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/2024	9,000	8,875
3.85%, 10/15/2023	10,000	10,160
Rose Rock Midstream LP / Rose Rock Finance Corp.
5.63%, 07/15/2022	30,000	28,800
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026(d)	60,000	64,887
Spectra Energy Partners LP
3.38%, 10/15/2026	10,000	9,961
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 09/15/2024(d)	30,000	29,925
TransCanada Trust
5.63%, 05/20/2075(f)	15,000	15,206
Western Gas Partners LP
4.65%, 07/01/2026	20,000	21,003
		464,381

RAILROAD (0.00%)(c)
Wabtec
3.45%, 11/15/2026	17,000	16,994

REAL ESTATE (0.01%)
Greystar Real Estate Partners LLC
8.25%, 12/01/2022(d)	25,000	27,312

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	43

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
REAL ESTATE (0.01%) (continued)
Kennedy‐Wilson, Inc.
5.88%, 04/01/2024	$40,000	$40,600
		67,912

REAL ESTATE INVESTMENT TRUSTS (0.04%)
American Tower Corp.
3.13%, 01/15/2027	22,000	21,415
3.38%, 10/15/2026	15,000	14,950
Avalonbay Communities, Inc.
3.90%, 10/15/2046	7,000	6,881
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/2026	7,000	6,970
CTR Partnership LP/CareTrust Capital Corp.
5.88%, 06/01/2021	39,000	40,365
CubeSmart LP
3.13%, 09/01/2026	14,000	13,745
DuPont Fabros Technology LP
5.63%, 06/15/2023	30,000	31,650
ESH Hospitality, Inc.
5.25%, 05/01/2025(d)	30,000	29,775
Federal Realty Investment Trust
3.63%, 08/01/2046	3,000	2,821
iStar, Inc.
6.50%, 07/01/2021	35,000	35,350
Kimco Realty Corp.
2.80%, 10/01/2026	7,000	6,853
Liberty Property LP
3.25%, 10/01/2026	10,000	9,954
Realty Income Corp.
3.00%, 01/15/2027	6,000	5,911
		226,640

RETAIL (0.05%)
Brinker International, Inc.
5.00%, 10/01/2024(d)	30,000	30,375
Conn's, Inc.
7.25%, 07/15/2022	70,000	55,650
Costco Wholesale Corp.
2.25%, 02/15/2022	21,000	21,439
CVS Health Corp.
2.88%, 06/01/2026	22,000	21,893
CVS Pass‐Through Trust
5.93%, 01/10/2034(d)	32,505	38,332
Dollar General Corp.
3.25%, 04/15/2023	20,000	20,484
4.15%, 11/01/2025	10,000	10,733
McDonald's Corp.
4.70%, 12/09/2035	7,000	7,715
PF Chang's China Bistro, Inc.
10.25%, 06/30/2020(d)	23,000	22,022

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
RETAIL (0.05%) (continued)
The Home Depot, Inc.
3.50%, 09/15/2056	$10,000	$9,326
		237,969

SAVINGS & LOANS (0.04%)
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	151,000	173,336
7.25%, 12/15/2021	37,000	45,232
		218,568

SEMICONDUCTORS (0.01%)
Intel Corp.
1.35%, 12/15/2017	39,000	39,133
Sensata Technologies BV
5.00%, 10/01/2025(d)	20,000	20,600
		59,733

SOFTWARE (0.05%)
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024(d)	20,000	20,750
Fidelity National Information Services, Inc.
4.50%, 08/15/2046	11,000	10,877
5.00%, 10/15/2025	13,000	13,371
Microsoft Corp.
1.30%, 11/03/2018	17,000	17,069
2.40%, 08/08/2026	21,000	20,654
3.45%, 08/08/2036	22,000	21,785
3.70%, 08/08/2046	9,000	8,838
Oracle Corp.
1.90%, 09/15/2021	28,000	27,932
2.65%, 07/15/2026	7,000	6,925
2.80%, 07/08/2021	34,000	35,305
3.85%, 07/15/2036	15,000	15,182
3.90%, 05/15/2035	5,000	5,107
Rackspace Hosting, Inc.
6.50%, 01/15/2024(d)	50,000	57,438
		261,233

TELECOMMUNICATIONS (0.14%)
AT&T, Inc.
4.35%, 06/15/2045	28,000	25,813
4.50%, 05/15/2035	29,000	28,901
4.75%, 05/15/2046	71,000	69,820
5.80%, 02/15/2019	8,000	8,688
CenturyLink, Inc.
5.63%, 04/01/2025	15,000	14,119
Cincinnati Bell, Inc.
7.00%, 07/15/2024(d)	25,000	26,250

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	45

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
TELECOMMUNICATIONS (0.14%) (continued)
CISCO Systems, Inc.
1.40%, 02/28/2018	$24,000	$24,095
2.13%, 03/01/2019	44,000	44,762
2.20%, 02/28/2021	21,000	21,375
2.50%, 09/20/2026	7,000	6,979
Embarq Corp.
8.00%, 06/01/2036	40,000	40,700
Frontier Communications Corp.
11.00%, 09/15/2025	55,000	56,357
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	40,000	43,950
Plantronics, Inc.
5.50%, 05/31/2023(d)	20,000	20,400
Sprint Capital Corp.
8.75%, 03/15/2032	20,000	20,544
Sprint Corp.
7.25%, 09/15/2021	110,000	112,887
Telesat Canada / Telesat LLC
6.00%, 05/15/2017(d)	40,000	40,150
T‐Mobile USA, Inc.
6.54%, 04/28/2020	30,000	30,947
Verizon Communications, Inc.
4.40%, 11/01/2034	8,000	8,143
4.52%, 09/15/2048	48,000	48,361
4.67%, 03/15/2055	27,000	26,432
4.86%, 08/21/2046	22,000	23,300
		742,973

TRANSPORTATION (0.01%)
Burlington North SF
3.90%, 08/01/2046	10,000	10,262
Canadian Pacific Railway Co.
6.13%, 09/15/2115	11,000	13,362
CSX Corp.
4.25%, 11/01/2066	11,000	10,739
		34,363

TRUCKING & LEASING (0.01%)
GATX Corp.
3.25%, 09/15/2026	9,000	8,840
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.38%, 02/01/2022(d)	13,000	13,454
3.40%, 11/15/2026(d)	10,000	10,015
		32,309

TOTAL CORPORATE BONDS
(Cost $10,238,617)		10,565,420

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Currency	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT BONDS (2.50%)
Argentine Republic Government International Bond
6.63%, 07/06/2028	USD	380,000	$391,780
6.88%, 04/22/2021	USD	580,000	629,010
7.13%, 07/06/2036	USD	190,000	196,365
7.50%, 04/22/2026	USD	420,000	459,900
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/2019	BRL	3,390,000	1,070,022
10.00%, 01/01/2021	BRL	3,440,000	1,073,361
10.00%, 01/01/2025	BRL	3,550,000	1,076,632
10.00%, 01/01/2027	BRL	3,700,000	1,106,913
Bundesrepublik Deutschland
1.00%, 08/15/2025	EUR	18,000	21,498
2.50%, 07/04/2044	EUR	18,000	28,343
3.25%, 07/04/2042	EUR	24,000	41,917
4.75%, 07/04/2040	EUR	10,000	20,798
Buoni Poliennali
3.75%, 09/01/2024	EUR	14,000	18,146
Buoni Poliennali Del
4.75%, 09/01/2044(d)	EUR	10,000	15,409
9.00%, 11/01/2023	EUR	7,000	11,768
French Republic Government Bond OAT
3.25%, 05/25/2045	EUR	23,000	37,085
4.00%, 10/25/2038	EUR	12,000	20,687
4.50%, 04/25/2041	EUR	24,000	45,112
5.75%, 10/25/2032	EUR	10,000	19,161
Indonesia Treasury Bond
7.88%, 04/15/2019	IDR	2,500,000,000	197,131
8.25%, 07/15/2021	IDR	3,400,000,000	273,773
8.25%, 05/15/2036	IDR	1,300,000,000	104,000
8.38%, 03/15/2024	IDR	2,400,000,000	195,892
8.38%, 09/15/2026	IDR	5,000,000,000	409,047
8.75%, 05/15/2031	IDR	1,200,000,000	102,890
9.00%, 03/15/2029	IDR	3,500,000,000	298,149
Ireland Government Bond
5.40%, 03/13/2025	EUR	7,000	10,764
Italy Buoni Poliennali Del Tesoro
5.00%, 09/01/2040	EUR	7,000	10,958
6.50%, 11/01/2027	EUR	7,000	11,334
Japan Government Five Year Bond
0.10%, 06/20/2020	JPY	11,500,000	110,961
0.10%, 09/20/2020	JPY	5,900,000	56,954
0.10%, 12/20/2020	JPY	11,800,000	113,974
0.10%, 06/20/2021	JPY	11,500,000	111,171
0.20%, 12/20/2017	JPY	12,300,000	117,954
Japan Government Ten Year Bond
1.70%, 09/20/2017	JPY	7,700,000	74,733
Japan Government Thirty Year Bond
2.30%, 12/20/2036	JPY	5,900,000	76,937
2.50%, 09/20/2035	JPY	3,700,000	49,240
Japan Government Twenty Year Bond
1.00%, 12/20/2035	JPY	4,200,000	44,890
1.20%, 09/20/2035	JPY	2,100,000	23,197

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	47

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Currency	Principal Amount	Value (Note 2)
Japan Government Two Year Bond
0.10%, 06/15/2017	JPY	3,400,000	$32,507
0.10%, 08/15/2017	JPY	11,100,000	106,199
0.10%, 09/15/2017	JPY	9,700,000	92,835
Kingdom of Belgium Government Bond
0.80%, 06/22/2025(d)	EUR	10,000	11,503
3.75%, 06/22/2045	EUR	6,000	10,591
4.00%, 03/28/2032	EUR	7,000	11,324
4.25%, 03/28/2041(d)	EUR	25,000	45,980
4.50%, 03/28/2026(d)	EUR	7,000	10,725
5.00%, 03/28/2035(d)	EUR	19,000	35,584
5.50%, 03/28/2028	EUR	18,000	30,903
Mexico Government International Bond
3.50%, 01/21/2021	USD	230,000	241,845
4.13%, 01/21/2026	USD	230,000	243,225
4.75%, 03/08/2044	USD	205,000	205,000
Panama Government International Bond
5.20%, 01/30/2020	USD	110,000	121,412
Peru Government Bond
6.35%, 08/12/2028(d)	PEN	620,000	190,095
6.35%, 08/12/2028	PEN	3,003,000	920,737
6.90%, 08/12/2037	PEN	1,300,000	417,363
6.95%, 08/12/2031	PEN	1,300,000	421,082
7.84%, 08/12/2020	PEN	690,000	227,455
8.20%, 08/12/2026	PEN	1,915,000	676,484
Republic of Austria Government Bond
3.15%, 06/20/2044(d)	EUR	6,000	9,957
Republic of Poland Government International Bond
3.00%, 03/17/2023	USD	240,000	247,392
3.25%, 04/06/2026	USD	70,000	72,770
Spain Government Bond
5.15%, 10/31/2044(d)	EUR	20,000	34,857
5.90%, 07/30/2026(d)	EUR	19,000	29,906
United Kingdom Gilt
2.25%, 09/07/2023	GBP	25,000	33,412
2.75%, 09/07/2024	GBP	8,000	11,078
4.25%, 03/07/2036	GBP	6,000	10,336
4.25%, 09/07/2039	GBP	22,000	39,005
4.50%, 12/07/2042	GBP	15,000	28,422
			13,247,840

TOTAL FOREIGN GOVERNMENT BONDS (Cost $12,862,462)			13,247,840

GOVERNMENT BONDS (0.31%)
Tennessee Valley Authority
1.75%, 10/15/2018		$21,000	21,305

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount	Value (Note 2)
U.S. Treasury Bonds
2.50%, 02/15/2046	$21,000	$20,638
2.50%, 05/15/2046	49,000	48,167
3.00%, 11/15/2045	27,000	29,356
3.13%, 11/15/2041	47,000	52,337
3.13%, 08/15/2044	28,000	31,191
4.50%, 02/15/2036	29,000	39,462
5.25%, 11/15/2028	38,000	51,447
		272,598

U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/2018	90,645	91,541

U.S. Treasury Notes
0.50%, 01/31/2017	150,000	150,083
0.75%, 09/30/2018	100,000	99,809
0.88%, 09/15/2019	100,000	99,664
1.38%, 03/31/2020	25,000	25,235
1.38%, 04/30/2020	20,000	20,183
1.38%, 09/30/2020	39,000	39,272
1.50%, 01/31/2022	10,000	10,054
1.50%, 02/28/2023	175,000	174,470
1.50%, 08/15/2026	46,000	44,650
1.63%, 04/30/2023	75,000	75,267
1.63%, 05/31/2023	65,000	65,198
1.63%, 02/15/2026	52,000	51,176
1.75%, 12/31/2020	48,000	48,997
1.75%, 02/28/2022	11,000	11,194
1.75%, 03/31/2022	54,000	54,922
1.75%, 04/30/2022	10,000	10,167
1.88%, 11/30/2021	10,000	10,249
1.88%, 05/31/2022	26,000	26,601
1.88%, 08/31/2022	48,000	49,046
2.00%, 08/31/2021	63,000	64,939
2.00%, 10/31/2021	11,000	11,341
2.00%, 07/31/2022	6,000	6,174
2.13%, 12/31/2021	43,000	44,594
2.13%, 05/15/2025	49,000	50,412
2.25%, 07/31/2021	10,000	10,424
2.25%, 11/15/2024	18,000	18,728
		1,272,849

TOTAL GOVERNMENT BONDS (Cost $1,640,539)		1,658,293

Description	Principal Amount/Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.25%)
MONEY MARKET FUNDS (5.84%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 0.207%	30,875,276	30,875,276

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	49

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Principal Amount/Shares	Value (Note 2)
SHORT TERM INVESTMENTS (6.25%) (continued)
U.S. TREASURY BILLS (0.41%)
0.577%, 03/30/2017(b)(i)	2,170,000	$2,166,586

TOTAL SHORT TERM INVESTMENTS (Cost $33,040,174)		33,041,862

TOTAL INVESTMENTS (80.18%) (Cost $412,444,633)		$424,034,005

SEGREGATED CASH WITH BROKERS (25.27%)(j)		133,632,418

SECURITIES SOLD SHORT (-5.36%) (Proceeds $28,084,625)		(28,338,578)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.09%)		(445,039)
NET ASSETS (100.00%)		$528,882,806

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
COMMON STOCKS (-3.56%)
APPAREL (-0.03%)
Under Armour, Inc., Class A	(4,489)	$(139,608)

AUTO MANUFACTURERS (-0.05%)
Ferrari NV	(2,637)	(139,155)
Tesla Motors, Inc.	(585)	(115,672)
		(254,827)
AUTO PARTS & EQUIPMENT (-0.03%)
Autoliv, Inc.	(1,333)	(129,008)
Dorman Products, Inc.	(766)	(49,208)
		(178,216)
BANKS (-0.32%)
BancorpSouth, Inc.	(2,320)	(54,520)
Bank of Hawaii Corp.	(492)	(36,974)
BOK Financial Corp.	(1,228)	(87,212)
Community Bank System, Inc.	(1,934)	(91,111)
Cullen/Frost Bankers, Inc.	(1,131)	(85,945)
CVB Financial Corp.	(8,370)	(140,448)
First Financial Bankshares, Inc.	(5,298)	(191,788)
Glacier Bancorp, Inc.	(2,695)	(76,161)
HDFC Bank, Ltd., ADR	(956)	(67,666)
Home BancShares, Inc.	(1,978)	(42,547)
M&T Bank Corp.	(715)	(87,752)
Prosperity Bancshares, Inc.	(1,492)	(82,761)
Texas Capital Bancshares, Inc.	(1,051)	(62,324)
Trustmark Corp.	(2,504)	(69,311)
UMB Financial Corp.	(1,207)	(74,894)
United Bankshares, Inc.	(4,745)	(178,886)
Valley National Bancorp	(7,980)	(78,683)
Westamerica Bancorporation	(3,321)	(164,589)
		(1,673,572)

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
BIOTECHNOLOGY (-0.05%)
Illumina, Inc.	(563)	$(76,647)
Juno Therapeutics, Inc.	(3,911)	(94,998)
Seattle Genetics, Inc.	(1,892)	(97,816)
		(269,461)
BUILDING MATERIALS (-0.02%)
Fortune Brands Home & Security, Inc.	(1,104)	(60,311)
Trex Co., Inc.	(912)	(49,075)
		(109,386)
CHEMICALS (-0.12%)
Axalta Coating Systems, Ltd.	(4,823)	(121,154)
Balchem Corp.	(1,449)	(109,979)
FMC Corp.	(3,297)	(154,596)
Ingevity Corp.	(2,132)	(88,265)
NewMarket Corp.	(461)	(184,820)
		(658,814)
COMMERCIAL SERVICES (-0.14%)
Cimpress NV	(1,805)	(150,266)
CoStar Group, Inc.	(496)	(92,812)
Monro Muffler Brake, Inc.	(2,090)	(114,950)
Nord Anglia Education, Inc.	(4,548)	(97,964)
Rollins, Inc.	(5,360)	(165,195)
Verisk Analytics, Inc.	(1,738)	(141,734)
		(762,921)
COMPUTERS (-0.09%)
Electronics for Imaging, Inc.	(3,601)	(153,151)
Unisys Corp.	(8,624)	(90,121)
Wipro, Ltd., ADR	(22,020)	(212,933)
		(456,205)
DIVERSIFIED FINANCIAL SERVICES (-0.06%)
Eaton Vance Corp.	(4,561)	(159,909)
Financial Engines, Inc.	(3,067)	(84,802)
WisdomTree Investments, Inc.	(7,693)	(66,006)
		(310,717)
ELECTRIC (-0.03%)
Ormat Technologies, Inc.	(3,768)	(181,731)

ELECTRICAL COMPONENTS & EQUIPMENT (-0.02%)
Emerson Electric Co.	(1,912)	(96,900)

ELECTRONICS (-0.13%)
Itron, Inc.	(7,385)	(398,051)
National Instruments Corp.	(9,730)	(273,316)
		(671,367)
ENTERTAINMENT (-0.03%)
SeaWorld Entertainment, Inc.	(9,881)	(138,433)

FOOD (-0.19%)
B&G Foods, Inc.	(4,558)	(193,259)
Blue Buffalo Pet Products, Inc.	(5,320)	(133,638)
Flowers Foods, Inc.	(18,905)	(293,405)
McCormick & Co., Inc.	(1,356)	(130,000)
Sysco Corp.	(2,173)	(104,565)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	51

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
FOOD (-0.19%) (continued)
TreeHouse Foods, Inc.	(1,660)	$(145,217)
		(1,000,084)
HEALTHCARE - PRODUCTS (-0.17%)
Baxter International, Inc.	(1,754)	(83,473)
Edwards Lifesciences Corp.	(967)	(92,078)
Henry Schein, Inc.	(747)	(111,452)
IDEXX Laboratories, Inc.	(1,421)	(152,246)
Intuitive Surgical, Inc.	(202)	(135,760)
The Cooper Cos., Inc.	(714)	(125,693)
West Pharmaceutical Services, Inc.	(1,704)	(129,555)
Wright Medical Group NV	(3,724)	(81,593)
		(911,850)
HEALTHCARE - SERVICES (-0.02%)
Brookdale Senior Living, Inc.	(6,633)	(95,714)

HOUSEWARES (-0.02%)
The Toro Co.	(2,657)	(127,217)

INSURANCE (-0.07%)
Arch Capital Group, Ltd.	(1,734)	(135,200)
Mercury General Corp.	(2,136)	(116,348)
RLI Corp.	(1,956)	(109,027)
		(360,575)
INTERNET (-0.17%)
58.com, Inc., ADR	(1,620)	(67,797)
Cogent Communications Holdings, Inc.	(4,570)	(168,633)
F5 Networks, Inc.	(547)	(75,601)
Netflix, Inc.	(1,462)	(182,560)
Proofpoint, Inc.	(2,068)	(162,090)
Wayfair, Inc., Class A	(2,245)	(74,826)
Zillow Group, Inc., Class A	(5,582)	(184,373)
		(915,880)
LEISURE TIME (-0.01%)
Planet Fitness, Inc., Class A	(3,178)	(67,374)

MACHINERY - CONSTRUCTION & MINING (-0.04%)
Caterpillar, Inc.	(2,627)	(219,249)

MACHINERY - DIVERSIFIED (-0.18%)
Cognex Corp.	(4,795)	(247,422)
Deere & Co.	(2,523)	(222,781)
Flowserve Corp.	(2,439)	(103,292)
Rockwell Automation, Inc.	(1,123)	(134,446)
The Middleby Corp.	(912)	(102,244)
Wabtec Corp.	(1,685)	(130,267)
		(940,452)
MEDIA (-0.04%)
FactSet Research Systems, Inc.	(1,288)	(199,279)

METAL FABRICATE & HARDWARE (-0.01%)
Sun Hydraulics Corp.	(2,245)	(66,070)

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
MINING (-0.04%)
Goldcorp, Inc.	(12,177)	$(185,090)

MISCELLANEOUS MANUFACTURING (-0.04%)
Actuant Corp., Class A	(5,420)	(120,866)
Aptargroup, Inc.	(1,611)	(115,090)
		(235,956)
OIL & GAS (-0.27%)
Apache Corp.	(2,312)	(137,518)
Continental Resources, Inc.	(2,516)	(123,058)
Helmerich & Payne, Inc.	(885)	(55,852)
Hess Corp.	(4,346)	(208,478)
HollyFrontier Corp.	(5,757)	(143,637)
Laredo Petroleum, Inc.	(17,057)	(203,319)
Matador Resources Co.	(8,319)	(181,437)
Murphy Oil Corp.	(4,327)	(111,940)
Royal Dutch Shell PLC, Sponsored ADR, Class A	(5,674)	(282,622)
		(1,447,861)
OIL & GAS SERVICES (-0.06%)
National Oilwell Varco, Inc.	(5,918)	(189,968)
Sunoco LP	(2,738)	(78,006)
Weatherford International PLC	(11,936)	(57,531)
		(325,505)
PACKAGING & CONTAINERS (-0.08%)
Ball Corp.	(2,400)	(184,968)
Bemis Co., Inc.	(2,772)	(135,052)
Sonoco Products Co.	(1,555)	(78,201)
		(398,221)
PHARMACEUTICALS (-0.04%)
AmerisourceBergen Corp.	(1,284)	(90,291)
Bristol-Myers Squibb Co.	(2,458)	(125,137)
		(215,428)
PIPELINES (-0.06%)
Kinder Morgan, Inc.	(4,889)	(99,882)
Spectra Energy Corp.	(4,596)	(192,159)
		(292,041)
REAL ESTATE INVESTMENT TRUSTS (-0.06%)
Equinix, Inc.	(868)	(310,119)

RETAIL (-0.22%)
Bob Evans Farms, Inc.	(230)	(9,480)
Buffalo Wild Wings, Inc.	(634)	(92,342)
Casey's General Stores, Inc.	(819)	(92,539)
Chipotle Mexican Grill, Inc.	(251)	(90,551)
Dollar Tree, Inc.	(1,403)	(105,997)
Jack in the Box, Inc.	(1,228)	(115,100)
lululemon athletica, Inc.	(1,782)	(102,019)
Panera Bread Co., Class A	(643)	(122,659)
PriceSmart, Inc.	(2,134)	(194,087)
Texas Roadhouse, Inc.	(3,130)	(126,828)
The Cheesecake Factory, Inc.	(2,541)	(135,156)
		(1,186,758)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	53

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
SAVINGS & LOANS (-0.03%)
New York Community Bancorp, Inc.	(5,103)	$(73,279)
People's United Financial, Inc.	(4,441)	(72,122)
		(145,401)
SEMICONDUCTORS (-0.02%)
Cavium, Inc.	(1,601)	(90,376)

SOFTWARE (-0.36%)
2U, Inc.	(2,959)	(103,151)
ACI Worldwide, Inc.	(11,173)	(202,455)
Acxiom Corp.	(6,394)	(150,642)
athenahealth, Inc.	(738)	(76,250)
Blackbaud, Inc.	(3,472)	(213,181)
Guidewire Software, Inc.	(3,401)	(195,387)
Medidata Solutions, Inc.	(4,709)	(225,985)
salesforce.com, Inc.	(2,044)	(153,627)
Synchronoss Technologies, Inc.	(2,859)	(104,954)
Veeva Systems, Inc., Class A	(6,555)	(254,662)
Workday, Inc., Class A	(2,729)	(236,550)
		(1,916,844)
STORAGE & WAREHOUSING (-0.01%)
Mobile Mini, Inc.	(2,614)	(66,265)

TELECOMMUNICATIONS (-0.15%)
Arista Networks, Inc.	(1,986)	(168,313)
Finisar Corp.	(2,959)	(81,017)
Frontier Communications Corp.	(15,588)	(62,664)
Sprint Corp.	(48,722)	(300,128)
Telefonica SA, Sponsored ADR	(6,763)	(68,577)
ViaSat, Inc.	(1,340)	(94,684)
		(775,383)
TOYS, GAMES & HOBBIES (-0.03%)
Mattel, Inc.	(4,911)	(154,844)

TRANSPORTATION (-0.05%)
Heartland Express, Inc.	(5,642)	(103,813)
JB Hunt Transport Services, Inc.	(831)	(67,818)
Old Dominion Freight Line, Inc.	(1,126)	(84,089)
		(255,720)

TOTAL COMMON STOCKS (Proceeds $18,334,058)		(18,807,714)

EXCHANGE TRADED FUNDS (-1.80%)
Energy Select Sector SPDR® Fund	(22,512)	(1,544,773)
Financial Select Sector SPDR® Fund	(29,871)	(589,654)
Health Care Select Sector SPDR® Fund	(21,097)	(1,421,094)
iShares® MSCI Australia ETF	(45,643)	(925,640)
iShares® Russell 2000® ETF	(6,969)	(825,826)
iShares® Russell 2000® Value ETF	(10,724)	(1,088,272)
SPDR® S&P 500® ETF Trust	(5,109)	(1,085,918)
SPDR® S&P Emerging Markets SmallCap ETF	(10,814)	(465,002)
VanEck® Vectors Agribusiness ETF	(18,749)	(924,513)

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (-1.80%) (continued)
Vanguard® FTSE Emerging Markets ETF	(17,488)	$(660,172)
		(9,530,864)
TOTAL EXCHANGE TRADED FUNDS (-1.80%) (Proceeds $9,750,566)		(9,530,864)

TOTAL SECURITIES SOLD SHORT (Proceeds $28,084,625)		$(28,338,578)

SCHEDULE OF WRITTEN OPTIONS

Description	Number of Contracts	Exercise Price	Maturity Date	Value (Note 2)
WRITTEN OPTIONS
Call Options
Diamondback Energy, Inc.	(21)	$92.50	03/20/2017	$(16,065)
Phillips 66	(40)	85.00	01/20/2017	(6,200)

TOTAL WRITTEN OPTIONS (Proceeds $27,929)				$(22,265)

(a)	Non-income producing security.
(b)
Security position either entirely or partially held in a segregated account as collateral for securities sold short, written options, and futures contracts. Aggregate total market value of $15,905,698.

(c)	Less than 0.005%.
(d)
Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $3,196,833, representing 0.60% of the Fund's net assets.

(e)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $12,679, representing 0.00% of net assets.

(f)	The rate shown on floating or adjustable rate securities represents the coupon rate at period end.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at October 31, 2016.
(i)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(j)	Includes cash which is being held as collateral for securities sold short, written options, forward foreign currency contracts, and total return swap contracts.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	55

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/(Depreciation)
Morgan Stanley	CHF	710,000	Sale	12/21/2016	$719,801	$14,746
Morgan Stanley	CHF	250,000	Purchase	12/21/2016	253,451	24
Morgan Stanley	EUR	82,000	Sale	11/07/2016	90,040	2,405
Morgan Stanley	EUR	421,000	Sale	12/07/2016	462,991	8,502
Morgan Stanley	EUR	2,340,000	Sale	12/21/2016	2,575,161	65,777
Morgan Stanley	EUR	25,000	Sale	01/10/2017	27,537	671
Morgan Stanley	GBP	10,000	Sale	11/07/2016	12,242	1,098
Morgan Stanley	GBP	57,500	Sale	12/07/2016	70,449	6,882
Morgan Stanley	GBP	1,270,000	Sale	12/21/2016	1,556,575	127,665
Morgan Stanley	GBP	250,000	Purchase	12/21/2016	306,412	984
Morgan Stanley	GBP	39,700	Sale	01/10/2017	48,675	2,959
Morgan Stanley	GBP	4,400	Purchase	01/10/2017	5,395	19
Morgan Stanley	INR	115,770,000	Purchase	12/21/2016	1,720,080	11,045
Morgan Stanley	JPY	24,470,000	Sale	11/07/2016	233,389	9,940
Morgan Stanley	JPY	59,533,000	Sale	12/07/2016	568,647	16,018
Morgan Stanley	JPY	290,190,000	Sale	12/21/2016	2,773,619	24,270
Morgan Stanley	JPY	22,336,000	Sale	01/11/2017	213,648	7,268
Morgan Stanley	MXN	15,420,000	Purchase	12/19/2016	812,036	30,089
						$330,362

Morgan Stanley	EUR	15,000	Purchase	12/07/2016	$16,496	$(87)
Morgan Stanley	EUR	570,000	Purchase	12/21/2016	627,283	(2,162)
Morgan Stanley	JPY	322,020,000	Purchase	12/21/2016	3,077,849	(118,713)
Morgan Stanley	MXN	15,420,000	Sale	12/19/2016	812,036	(542)
						$(121,504)

**	The contracted amount is stated in the currency in which the contract is denominated.

FUTURES CONTRACTS
At October 31, 2016, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Equity Contracts
Mexican Bolsa Index Future	Long	36	12/16/2016	$908,523	$27,918
Mini MSCI EAFE Index Future	Short	18	12/16/2016	(1,499,130)	20,610
Russell® 1000 Value Future	Long	21	12/16/2016	2,141,160	3,103
Tokyo Price Index Future	Long	3	12/08/2016	399,066	21,014
Interest Rate Contracts
U.S. 10 Year Treasury Note Future	Short	6	12/20/2016	(777,750)	9,642
U.S. 5 Year Treasury Note Future	Short	18	12/30/2016	(2,174,346)	8,124
U.S. Treasury Long Bond Future	Short	11	12/20/2016	(1,789,909)	87,037
				$(2,792,386)	$177,448

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Equity Contracts
E‐Mini S&P 500® Future	Short	39	12/16/2016	$(4,134,195)	$(2,030)
Euro STOXX 50® Future	Short	15	12/16/2016	(502,715)	(3,099)
FTSE® 100 Index Future	Short	12	12/16/2016	(1,017,732)	(41,895)
Mini MSCI Emerging Markets Index Future	Short	12	12/16/2016	(542,100)	(6,634)
Russell® 2000 Mini Index Future	Long	55	12/16/2016	6,541,150	(106,313)
SGX CNX Nifty Index Future	Long	458	11/24/2016	7,881,264	(55,390)
				$8,225,672	$(215,361)

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/(Depreciation)
Morgan Stanley	BHDG Systematic Trading Segregated Portfolio(a)	$24,958	1‐Month LIBOR BBA	09/13/2018	$(433,294)
Morgan Stanley	Clinton Segregated Portfolio(b)	20,000	1‐Month LIBOR BBA	09/13/2018	(83,442)
Morgan Stanley	Impala Segregated Portfolio(c)	42,371	1‐Month LIBOR BBA	03/20/2019	(143,627)
Morgan Stanley	Melchior Segregated Portfolio(d)	40,885	1‐Month LIBOR BBA	03/20/2019	(258,108)
Morgan Stanley	PSAM Highland(e)	295,778	1‐Month EURIBOR	06/03/2021	130,103
Morgan Stanley	WABR Cayman Company Limited(f)	61,691	1‐Month LIBOR BBA	09/01/2020	(734,392)
		$485,683			$(1,522,760)

*
The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

(a)
BHDG is a quantitative trend following strategy that uses futures. BHDG will employ some short, medium, and long term signals. Interest rate, commodity, equity, and sovereign debt futures will be used. Any asset class may have net long or short exposure, and exposures in aggregate may be net long or short.

(b)
Clinton is a global, quantitative equity market neutral strategy. Clinton will invest in large, mid, and small cap stocks in developed and some emerging markets. The strategy will also attempt to minimize net exposure to any given country or sector. The strategy attempts to generate returns primarily through trading value, momentum, and mean reversion models.

(c)
European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.

(d)
Global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.

(e)
PSAM employs an event driven strategy. The fund will primarily make investments in equity special situations and merger arbitrage. The strategy will also opportunistically allocate to liquid high yield credit positions when trading at stressed levels. The strategy will employ have gross long exposure of up to 120%, and net exposure will typically vary from 40% to 80%.

(f)
Weiss Alpha Balanced Risk incorporates an absolute return oriented approach within a risk parity framework. Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies. The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation. Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Currency Abbreviations
BRL - Brazilian Real
CHF - Swiss Franc
EUR - Euro
GBP - Great British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
PEN - Peruvian Nuevo Sol
USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	57

Redmont Resolute Fund	Consolidated Schedule of Investments

October 31, 2016 (Unaudited)

Common Abbreviations:

AQR - AQR Capital Management LLC.
BBA - British Bankers Association.
Bolsa - The Spanish term for stock exchange.
CNX Nifty - The National Stock Exchange of India's benchmark stock market index for Indian equity market.
EURIBOR - Euro Interbank Offered Rate.
FPA - First Pacific Advisors LLC.
FTSE - Financial Times and the London Stock Exchange.
LIBOR - London Interbank Offered Rate.
MSCI - Morgan Stanley Capital International.
PIMCO - Pacific Investment Management Company.
S&P - Standard & Poor's.
SGX - Singapore Exchange.
SPDR - Standard & Poor's Depositary Receipt.
UCITS - Undertakings for Collective Investment in Transferable Securities.

See Notes to Financial Statements.

58

Redmont Resolute Fund	Consolidated Statement of Assets and Liabilities

October 31, 2016 (Unaudited)

Redmont Resolute Fund
ASSETS
Investments, at value	$424,034,005
Unrealized appreciation on forward currency contracts	330,362
Deposits with brokers for securities sold short and written options	27,732,207
Deposits with brokers for total return swap contracts	103,590,211
Deposits with brokers for forward currency contracts	2,310,000
Receivable for investments sold	2,023,445
Receivable for dividends	783,105
Other assets	7,375
Total assets	560,810,710
LIABILITIES
Securities sold short (Proceeds $28,084,625)	28,338,578
Written options, at value (Premiums received $27,929)	22,265
Unrealized depreciation on total return swap contracts	1,522,760
Unrealized depreciation on forward currency contracts	121,504
Foreign currency due to custodian(Cost $99,060)	99,841
Foreign capital gains tax	2,992
Investment advisory fees payable	365,866
Offering cost payable	434
Payable for dividend expense on securities sold short	7,692
Payable for interest expense on total return swap contracts	106,716
Payable for investments purchased	1,189,854
Variation margin payable	33,969
Trustee fees and expenses payable	6,335
Chief compliance officer fee payable	4,252
Principal financial officer fees payable	2,542
Administration fees payable	42,143
Transfer agent fees payable	13,742
Professional fees payable	10,398
Custody fees payable	26,853
Accrued expenses and other liabilities	9,168
Total liabilities	31,927,904
NET ASSETS	$528,882,806
NET ASSETS CONSIST OF
Paid‐in capital (Note 6)	$514,737,332
Accumulated net income	2,185,662
Accumulated net realized gain	1,972,967
Net unrealized appreciation	9,986,845
NET ASSETS	$528,882,806
INVESTMENTS, AT COST	$412,444,633
PRICING OF SHARES
Class I:
Net Asset Value, offering and redemption price per share	$10.92
Net Assets	$528,882,806
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	48,441,919

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	59

Redmont Resolute Fund	Consolidated Statement of Operations

For the Six Months Ended October 31, 2016 (Unaudited)

Redmont Resolute Fund
INVESTMENT INCOME
Dividends	$3,698,229
Interest	540,520
Foreign taxes withheld	(46,670)
Total investment income	4,192,079

EXPENSES
Investment advisory fees (Note 7)	4,795,148
Investment Advisory fees ‐ subsidiary (Note 7)	49,386
Broker fees and charges on securities sold short	46,347
Administration fees	221,641
Transfer agency fees	30,676
Professional fees	24,641
Custody fees	71,884
Reports to shareholders and printing fees	3,780
Trustee fees and expenses	11,548
Registration/filing fees	2,908
Chief compliance officer fees	24,507
Principal financial officer fees	5,042
Offering costs	434
Dividend expense on securities sold short	184,614
Other	14,201
Total expenses before waivers	5,486,757
Less fees waived/reimbursed by investment adviser (Note 7)
Class I	(4,257,925)
Waiver of investment advisory fees ‐ subsidiary (Note 7)	(49,386)
Total net expenses	1,179,446
NET INVESTMENT INCOME	3,012,633
Net realized gain on investments	3,658,961
Net realized loss on securities sold short	(2,740,278)
Net realized gain on written options	13,078
Net realized gain on futures contracts	84,911
Net realized gain on total return swap contracts	4,128,662
Net realized loss on foreign currency transactions	(1,134,746)
Total net realized gain	4,010,588

Net change in unrealized appreciation on investments	3,091,774
Net change in unrealized appreciation on securities sold short	1,099,454
Net change in unrealized appreciation on written options	222,813
Net change in unrealized depreciation on futures contracts	(94,719)
Net change in unrealized depreciation on total return swap contracts	(2,229,707)
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency transactions	1,234,811
Total net change in unrealized appreciation	3,324,426
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,335,014
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,347,647

See Notes to Financial Statements.

Redmont Resolute Fund	Consolidated Statements of Changes in Net Assets

	Redmont Resolute Fund
	Six Months Ended October 31, 2016(a) (Unaudited)	For the Year Ended April 30, 2016
OPERATIONS
Net investment income	$3,012,633	$10,201,232
Net realized gain/(loss)	4,010,588	(9,636,394)
Net realized gain distributions from other investment companies	–	5,483,000
Net change in unrealized appreciation/(depreciation)	3,324,426	(19,989,835)
Net increase/(decrease) in net assets resulting from operations	10,347,647	(13,941,997)
DISTRIBUTIONS (NOTE 4)
Net investment income
Class I	–	(11,108,106)
Net realized gains on investments
Class I	–	(10,242,050)
Net decrease in net assets from distributions	–	(21,350,156)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class I	84,048,323	49,423,534
Dividends reinvested
Class I	–	21,244,058
Shares redeemed, net of redemption fees
Class I	(252,172,040)	(37,982,086)
Net increase/(decrease) in net assets derived from beneficial interest transactions	(168,123,717)	32,685,506
Net decrease in Net Assets	(157,776,070)	(2,606,647)
NET ASSETS:
Beginning of period	686,658,876	689,265,523
End of period*	$528,882,806	$686,658,876
* Includes accumulated net investment income/(loss) of:	$2,185,662	$(826,971)

(a)	Prior to August 31, 2016 the Redmont Resolute Fund was known as the Redmont Resolute Fund II.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	61

Redmont Resolute Fund	Consolidated Financial Highlights

For a share outstanding throughout the periods presented

	Class I
	For the Six Months Ended October 31, 2016(a) (Unaudited)		For the Year Ended April 30, 2016		For the Year Ended April 30, 2015		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013	For the Period Ended April 30, 2012(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.75		$11.32		$11.18		$11.05		$10.34	$10.00
INCOME/(LOSS) FROM OPERATIONS
Net investment income/(loss)(c)	0.05		0.16		0.20		0.13		0.11	(0.03)
Net realized and unrealized gain/(loss) on investments	0.12		(0.39)		0.26		0.19		0.68	0.37
Total from Investment Operations	0.17		(0.23)		0.46		0.32		0.79	0.34

LESS DISTRIBUTIONS
Net investment income	–		(0.18)		(0.24)		(0.11)		(0.08)	–
Net realized gain on investments	–		(0.16)		(0.08)		(0.08)		–	–
Total Distributions	–		(0.34)		(0.32)		(0.19)		(0.08)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.17		(0.57)		0.14		0.13		0.71	0.34
NET ASSET VALUE, END OF PERIOD	$10.92		$10.75		$11.32		$11.18		$11.05	$10.34
TOTAL RETURN(d)	1.58%		(2.02)%		4.16%		2.85%		7.65%	3.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$528,883		$686,659		$689,266		$604,949		$446,319	$78,498
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver(e)	1.63	%(f)(g)(h)	1.69	%(g)	1.68	%(g)	1.69	%(g)	1.32%	1.63	%(f)
Operating expenses including reimbursement/waiver(e)	0.30	%(f)(g)	0.35	%(g)	0.33	%(g)	0.29	%(g)	0.22%	1.13	%(f)
Net investment income/(loss) including reimbursement/waiver(e)	0.94	%(f)	1.49%		1.79%		1.19%		1.08%	(0.97	)%(f)
PORTFOLIO TURNOVER RATE	46	%(i)	27%		54%		114%		51%	18	%(h)

(a)	Prior to August 31, 2016, the Redmont Resolute Fund was known as the Redmont Resolute Fund II.
(b)	The Fund's inception was December 30, 2011.
(c)	Calculated using the average shares method.
(d)
Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)
Dividend and interest expense on securities sold short totaled 0.07%, 0.08%, 0.10%, and 0.08% of average net assets for the six months ended October 31, 2016 and the years ended April 30, 2016, 2015, and 2014, respectively.

(h)
The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 7 for additional detail). The ratio inclusive of that fee would be 1.65% for the six months ended October 31, 2016.

(i)	Not Annualized.

See Notes to Financial Statements.

Redmont Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)
1. ORGANIZATION

Financial  Investors  Trust  (the  “Trust”),  a  Delaware  statutory  trust,  is  an  open‐end  management  investment  company  registered  under  the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi‐annual report describes  the  Redmont  Resolute  Fund  (the  “Fund”).  The  Fund  seeks to  provide  long‐term total  return  with  reduced  volatility  and  reduced correlation to the conventional stock and bond markets. The Fund offers Class I shares.

Basis of Consolidation: Redmont Resolute Cayman (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity‐related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity   markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding‐up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund and Subsidiary in preparation of the financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open‐end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange‐traded open‐end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves.  If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.  Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage‐related and asset‐backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.  Publicly traded foreign government debt securities are typically traded internationally in the over‐the‐counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.  Over‐the‐counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.  Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

Semi-Annual Report | October 31, 2016	63

Redmont Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

Forward currency exchange contracts have a fair value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements:  The Fund discloses the classification of its fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

Redmont Resolute Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Funds	$60,492	$–	$–	$60,492
Common Stocks(*)	121,453,022	–	–	121,453,022
Exchange Traded Funds	1,218,759	–	–	1,218,759
Limited Partnerships	87,610	–	–	87,610
Open‐End Mutual Funds	242,389,139	–	–	242,389,139
Preferred Stocks(*)	72,134	–	–	72,134
Asset‐Backed Securities	–	239,434	–	239,434
Corporate Bonds(*)	–	10,565,420	–	10,565,420
Foreign Government Bonds	–	13,247,840	–	13,247,840
Government Bonds	–	1,658,293	–	1,658,293
Short Term Investments
Money Market Funds	30,875,276	–	–	30,875,276
U.S. Treasury Bills	–	2,166,586	–	2,166,586
Total	$396,156,432	$27,877,573	$–	$424,034,005

Redmont Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

Other Financial Instruments
Assets:
Forward Foreign Currency Contracts	$–	$330,362	$–	$330,362
Futures Contracts	177,448	–	–	177,448
Total Return Swap Contracts	–	130,103	–	130,103
Liabilities:
Common Stocks Sold Short(*)	(18,807,714)	–	–	(18,807,714)
Exchange Traded Funds Sold Short	(9,530,864)	–	–	(9,530,864)
Written Options	(22,265)	–	–	(22,265)
Forward Foreign Currency Contracts	–	(121,504)	–	(121,504)
Futures Contracts	(215,361)	–	–	(215,361)
Total Return Swap Contracts	–	(1,652,863)	–	(1,652,863)
Total	$(28,398,756)	$(1,313,902)	$–	$(29,712,658)

*	For detailed descriptions, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended October 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of the Fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes  accretion  of  discounts  and  amortization  of  premiums, is  accrued and  recorded as  earned. Dividend  income  is  recognized  on  the ex‐dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion its average daily net assets.

Short Sales: The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker‐dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non‐U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Semi-Annual Report | October 31, 2016	65

Redmont Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis.   Income dividend distributions are derived from interest and dividends and other income the Fund receives from their investments, including distributions of short term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

3. DERIVATIVE INSTRUMENTS

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.  The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations. Swap agreements held at October 31, 2016 are disclosed in the Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non‐hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

Redmont Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

Written option activity for the six months ended October 31, 2016 was as follows:

Redmont Resolute Fund
	Written Call Options
	Contracts	Premiums
Outstanding, April 30, 2016	(281)	$135,671
Written	(61)	27,929
Covered	46	(15,040)
Exercised	204	(107,553)
Expired	31	(13,078)
Outstanding, October 31, 2016	(61)	$27,929

Futures: The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risk Exposure: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Statements of Assets and Liabilities as of October 31, 2016:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value		Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Redmont Resolute Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$–		Unrealized depreciation on total return swap contracts	$1,522,760
Equity Contracts (Written Options)	N/A	N/A		Written options, at value	22,265
Foreign Currency Contracts (Forward Currency Contracts)	Unrealized appreciation on forward currency contracts	330,362		Unrealized depreciation on forward currency contracts	121,504
Futures Contracts*	Unrealized appreciation on futures contracts	177,448	(a)	Unrealized depreciation on futures contracts	215,361	(a)
Total		$507,810			$1,881,890

	* Risk Exposure to Fund
	Equity Contracts	$72,645			$215,361
	Interest Rate Contracts	104,803			–
		$177,448			$215,361

(a)
Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. The value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable as of October 31, 2016.

Semi-Annual Report | October 31, 2016	67

Redmont Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

The effect of derivatives instruments on the Statements of Operations for the six months ended October 31, 2016:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Redmont Resolute Fund
Equity Contracts (Total Return Swap Contracts)	Net realized gain on total return swap contracts/Net change in unrealized depreciation on total return swap contracts	$4,128,662	$(2,229,707)
Equity Contracts (Written Options)	Net change in unrealized appreciation on written options	13,078	222,813
Foreign Currency Contracts (Forward Currency Contracts)	Net realized loss on foreign currency transactions/Net change in unrealized appreciation on translation of assets and liabilities in foreign currency transactions	(1,081,719)	1,243,257
Futures Contracts*	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	84,911	(94,719)
Total		$3,144,932	$(858,356)

	*Risk Exposure to Fund
	Commodity Contracts	$161,987	$(107,121)
	Equity Contracts	44,875	(34,118)
	Interest Rate Contracts	(121,951)	46,520
		$84,911	$(94,719)

Volume of Derivative Instruments for the Fund during the six months ended October 31, 2016 was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Redmont Resolute Fund
Equity Swap Contracts	Notional Quantity	524,267
Forward Currency Contracts	Notional Quantity	364,405,550
Futures Contracts	Contracts	469
Written Option Contracts	Contracts	71

Certain derivative contracts and repurchase agreements are executed under either standardized netting agreements or, for exchange‐traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set‐off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

Redmont Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of October 31, 2016:

Redmont Resolute Fund

Offsetting of Derivatives Assets

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset (a)	Cash Collateral Received(a)	Net Receivable Amount
Forward Currency Contracts	$330,362	$–	$330,362	$(121,504)	$(208,858)	$–
Total	$330,362	$–	$330,362	$(121,504)	$(208,858)	$–

Redmont Resolute Fund
Offsetting of Derivatives Liabilities

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments Available for Offset (a)	Cash Collateral Pledged(a)	Net Payable Amount
Forward Currency Contracts	$121,504	$–	$121,504	$(121,504)	$–	$–
Total Return Swap Contracts	1,522,760	–	1,522,760	–	(1,522,760)	–
Total	$1,644,264	$–	$1,644,264	$(121,504)	$(1,522,760)	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Redmont Resolute Fund	$13,803,715	$(4,707,399)	$9,096,316	$414,937,689

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The tax character of distributions paid by the Fund for the fiscal year ended April 30, 2016, were as follows:

	Ordinary Income	Long-Term Capital Gains
Redmont Resolute Fund	$11,135,675	$10,214,481

Semi-Annual Report | October 31, 2016	69

Redmont Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2016.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and U.S. Government Obligations during the six months ended October 31, 2016 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Redmont Resolute Fund	$204,586,226	$398,955,280

Purchases and sales of U.S. Government Obligations during the six months ended October 31, 2016 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Redmont Resolute Fund	$13,293,271	$3,405,463

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre‐emptive rights.

Transactions in common shares were as follows:

Redmont Resolute Fund

Class I:	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
Common Shares Outstanding - Beginning of Period	63,881,394	60,903,896
Common Shares Sold	7,770,992	4,465,406
Common Shares Issued as Reinvestment of Dividends	–	1,981,722
Common Shares Redeemed	(23,210,467)	(3,469,630)
Common Shares Outstanding - End of Period	48,441,919	63,881,394

Shares redeemed within 30 days of purchase may incur a 2% short‐term redemption fee deducted from the redemption amount.  Redemption fees are reflected in the “Shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets. For the six months ended October 31, 2016 and the year ended April 30, 2016, the Fund retained fees as follows:

Fund	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
Redmont Resolute Fund	$–	$–

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory
The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 1.50% of the average daily net assets for the Fund. The management fee is paid on a monthly basis.

The Subsidiary has entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with the Adviser for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for investment advisory services provided to the Fund. The Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board.

Redmont Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

This agreement may not be terminated or modified prior to this date except with the approval of the Board. For the period ended October 31, 2016, this amount equaled $49,386 and is disclosed in the Consolidated Statement of Operations. These waivers are not subject to reimbursement/recoupment.

The Adviser entered into an Investment Sub‐Advisory Agreement with Robeco Investment Management, Inc. (“Robeco”), Pinebridge Investments LLC (“Pinebridge) and Incline Global Management, LLC. (“Incline”). The Investment Sub‐Advisory Agreements are in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. The Adviser determines the allocation of the Fund’s assets among Robeco, Pinebridge and other open‐end investment companies. The Fund is not required to invest with any minimum number of sub‐advisers or open‐end investment companies, and do not have minimum or maximum limitations with respect to allocations of assets to Robeco, Prinebridge and Incline (collectively the “Sub‐Advisers”), investment strategy or market sector. Highland may change the allocation of the Fund’s assets among the available investment options, and may add or remove sub‐advisers, at any time. Each Sub‐Adviser is responsible for the day‐to‐day management of its allocated portion of Fund assets. Highland has ultimate responsibility, subject to the oversight of the Board of the Fund, to oversee the Sub‐Advisers, and to recommend their hiring, termination and replacement.

Pursuant to each Investment Sub‐Advisory Agreement, the Adviser pays the Sub‐Advisers an annual sub‐advisory management fee which is based on the Fund’s average quarterly market value of the assets managed by the Sub‐Advisers. The Adviser is required to pay all fees due to Sub‐Advisers out of the management fee the Adviser receives from the Fund. The following table reflects the Fund’s contractual sub‐advisory fee rates.

Sub-Advisers	Average Daily Market Value of the Fund	Contractual Sub-Advisory Fee
	First $50 Million	0.55%
Pinebridge Investments LLC	Over $50 Million	0.50%
	First $50 Million	1.25%
Robeco Investment Management, Inc.	Over $50 Million	1.00%
Incline Global Management, LLC		1.25%

The Adviser has agreed, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% management fee in excess of any sub‐advisory fees paid by the Adviser to Sub‐Adviser in connection with the Fund. This agreement is in effect August 31, 2013 through August 31, 2017. The Adviser may not discontinue this agreement to waive fees prior to August 31, 2017 without the approval of the Fund’s Board of Trustees. The Adviser is not permitted to recoup any amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the expense limitation cap. Fees waived/reimbursed by adviser for the six months ended October 31, 2016 are disclosed in the Consolidated Statement of Operations.

For the six months ended October 31, 2016, the fee waivers and/or reimbursements were as follows:

Fees Waived/ Reimbursed By Adviser
Redmont Resolute Fund ‐ Class I	$(4,257,925)

Administrator Fees and Expenses
ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund, and the Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assists in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Consolidated Statement of Operations.

ALPS is reimbursed by the Fund for certain out‐of‐pocket expenses.

Transfer Agent
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts and is also reimbursed by the Fund for certain out‐of‐pocket expenses. Transfer agent fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Consolidated Statement of Operations.

Compliance Services
ALPS provides services that assist the Fund’s chief compliance officer in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a‐1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out‐of‐pocket

Semi-Annual Report | October 31, 2016	71

Redmont Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2016 (Unaudited)

expenses by the Fund. Compliance service fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Consolidated Statement of Operations.

Principal Financial Officer
ALPS receives an annual fee for providing principal financial officer services to the Fund. Principal financial officer fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Consolidated Statement of Operations.

Distributor
ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust on behalf of the Fund. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker‐dealer with the U.S. Securities and Exchange Commission.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Redmont Resolute Fund	Additional Information

October 31, 2016 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N‐Q within 60 days after the end of the period. Copies of the Fund’s Form N‐Q are available without charge on the SEC website at http:// www.sec.gov. You may also review and copy the Form N‐Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1‐800‐SEC‐0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Fund policies and procedures used in determining how to vote proxies and information regarding how each of the Funds voted proxies relating to portfolio securities during the most recent prior 12‐month period ending June 30 are available without charge, (1) upon request, by calling (toll‐ free) (866) 759‐5679 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2016	73

SEAFARER FUNDS

SEMI-ANNUAL REPORT

October 31, 2016

Seafarer Overseas Growth and Income Fund

Investor Class SFGIX
Institutional Class SIGIX

Seafarer Overseas Value Fund

Investor Class SFVLX
Institutional Class SIVLX

Letter to Shareholders	1
Performance Review
Seafarer Overseas Growth and Income Fund	4
Seafarer Overseas Value Fund	9
Disclosure of Fund Expenses	14
Portfolio of Investments	16
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	30
Notes to Financial Statements	36
Additional Information	45
Approval of Fund Advisory Agreement	46

Seafarer Funds	Letter to Shareholders

October 31, 2016

LETTER TO SHAREHOLDERS

November 15, 2016

Dear Fellow Shareholders,

I am pleased to address you again on behalf of the Seafarer Funds. This report covers the first half of the 2016-17 fiscal year (May 1, 2016 to October 31, 2016).

Launch of the Seafarer Overseas Value Fund

On May 31, 2016, Seafarer launched the Overseas Value Fund, the second fund in the Seafarer Funds series.

Seafarer’s original fund, the Overseas Growth and Income Fund, is focused on finding relative value within the emerging markets: the Fund seeks to find securities that present balanced characteristics between prospective capital growth, current income, and present valuation.

The new Value Fund’s strategy is dedicated to a more traditional form of value investing, adapted for the particular challenges inherent to the emerging markets. Often, value-oriented strategies implemented in the emerging markets simply look for growth-oriented stocks with low valuations (e.g., perhaps cyclically-depressed growth stocks). By contrast, the Fund places particular emphasis on searching for value embedded in corporate balance sheets: the Fund attempts to mine value that has already been created, but perhaps not recognized or realized by investors.

My colleague, Paul Espinosa, has taken up leadership of the Value Fund; he describes its launch and initial performance in the “performance review” section of this report. I am deeply pleased by the advent of the Fund, as well as Paul’s leadership over it. The new Fund embodies an important evolution in Seafarer’s investment philosophy. As the Fund’s co-manager, I am excited and eager to contribute to its progress over the next decade and beyond.

Reduction in Fees and Economies of Scale

Beyond the launch of the new Fund, I am also pleased to report that Seafarer has lowered its management fee, consistent with its stated objective to reduce operating expenses over time, and with scale.

Effective August 31, 2016, the Funds’ Advisor (Seafarer Capital Partners, LLC) lowered its management fee for both funds by 0.05% (from 0.75% to 0.70%) on consolidated net assets in excess of $1.5 billion.1 Please note that the management fee is one component of each Fund’s total operating expenses. This is the second reduction in management fees in the Funds’ history; it is the fifth time that Seafarer has acted to reduce expenses by either capping expenses at a lower level or reducing management fees.

As of the date of this report, the Growth and Income Fund had net assets of approximately $1.9 billion. Happily, the Fund’s scale has begun to yield additional economies: the Fund’s Prospectus (dated August 31, 2016) states that operating expenses are 0.98% for the Institutional class and 1.08% for the Investor class, below the Funds’ contractual expense caps (1.05% and 1.15%, respectively).

Presently, the much smaller scale of the Value Fund (approximately $5 million in net assets as of the date of this report) means that its expenses are still subject to the Funds’ contractual caps (i.e. 1.05% for the Institutional class and 1.15% for the Investor class).

Expansion of Seafarer’s Team

As Seafarer has grown, it has continued to invest in its research capabilities and operational capacities, particularly via additions to the team. I am delighted by the caliber of the people that have joined our organization, and I am excited by the depth and breadth of talent they embody.

Semi-Annual Report – October 31, 2016	1

Seafarer Funds	Letter to Shareholders

October 31, 2016

The firm’s new members include: David Lenik, the firm’s Chief Compliance Officer; Kevin Lammert, the firm’s Chief Financial Officer; Ryan Kelley and Natalia Urbanek, who serve in client service functions; Chris Clayton, the firm’s Director of Trading; and Inbok Song, who joins the firm as Director of Research.

I would like to single out Inbok Song, for a moment: it is a privilege to work with her again. Inbok and I worked together in the past; since that time, she held senior portfolio management positions at our former employer and elsewhere. She brings drive, analytical talent, and a wealth of experience, and Seafarer is lucky to have her. Inbok occupies a new role as Director of Research. Her primary remit is to ensure the quality and consistency of our research output, and to oversee the systems and models that drive our research; she will also produce fundamental securities research in support of the firm’s investment strategies.

Capacity Management

As long-term shareholders are aware, the Growth and Income Fund has experienced considerable growth in assets under management over the past two years. The Fund passed the third anniversary of its existence in February of 2015, at which time its net assets were slightly below $150 million. As of October 2016, the Fund had approximately $1.9 billion under management.

My goal in managing the Fund is to ensure that it has adequate capacity to serve its existing shareholders’ needs, both in the present and in the future. I currently estimate the strategy has a capacity of $4 billion (I reserve the right to revise this estimate in the future). I imagine that if the Fund were to reach this threshold, Seafarer would likely restrict subscriptions from existing clients. Personally, I have no desire to manage a fund subject to such restrictions, so I place great importance on managing capacity in a manner that reduces the possibility of their imposition.

In an effort to manage capacity and moderate the pace of subscription activity, I closed the Fund to most new investors at the end of September 2016 (known as a “soft close”).2 I did so at an asset level that should provide existing clients and shareholders ample capacity to expand their allocations to the Fund, over time, should they choose to do so. I estimate that, even if existing shareholders increase their allocations considerably, the Fund will have sufficient spare capacity such that it should “undershoot” its $4 billion limit. My ultimate goal is to ensure the strategy remains at a manageable size in prevailing market conditions, while still preserving relatively unfettered access to the Fund for existing clients and shareholders.

We appreciate the trust you afford our organization, and we are honored to serve as your investment advisor in the emerging markets.

Andrew Foster
Chief Investment Officer
Seafarer Capital Partners, LLC

Information on the Seafarer website is provided for textual reference only, and is not incorporated by reference into this report.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Seafarer does not accept any liability for losses either direct or consequential caused by the use of this information.

2	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Letter to Shareholders

October 31, 2016

[1]
The Seafarer Funds, in the aggregate, pay the Adviser an annual management fee of 0.75% of the aggregate average daily net assets of the Funds up to $1.5 billion and 0.70% of the aggregate average daily net assets of the Funds over $1.5 billion. Each Fund shall pay to the Adviser a monthly fee at the annual rate using the applicable management fee calculated based on the Fund’s pro rata share of the Funds’ average daily net assets.

[2]	For more information about the Growth and Income Fund’s soft close, see the Message to Shareholders at: www.seafarerfunds.com/message-to-shareholders/2016/08/31

Semi-Annual Report – October 31, 2016	3

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2016

SEAFARER OVERSEAS GROWTH AND INCOME FUND
PERFORMANCE REVIEW

November 14, 2016

This report addresses the first half of the Seafarer Overseas Growth and Income Fund’s 2016-17 fiscal year (May 1, 2016 to October 31, 2016).

During the semi-annual period, the Fund gained 4.99%, while the Fund’s benchmark, the MSCI Emerging Markets Total Return Index, rose 9.68%.1 By way of broader comparison, the S&P 500 Index rose 4.06%.

The Fund began the fiscal year with a net asset value of $11.46 per share. In June, the Fund paid a semi-annual distribution of $0.088 per share. That payment brought the cumulative distribution per share, as measured from the Fund’s inception, to $1.260.2 The Fund finished the semi-annual period with a value of $11.94 per share.3

* * * * *

At the outset of the fiscal year, both the Fund and the benchmark index declined. This decline was perhaps a counter-reaction to the sharp rally that occurred between February and April of the same year. Emerging markets had just staged a strong rebound, led by Brazilian equities and the Brazilian currency, prompted by sudden political changes in that country. May saw the emerging markets retreat, ostensibly because investors thought the surge in Brazil’s financial markets had run ahead of the underlying economic reality. The Fund and the benchmark fell -3.49% and -3.71%, respectively, during May.

However, between the end of May and the end of October, the benchmark rose sharply once again, this time led by gains in Chinese internet companies and financial service firms. While China contributed the most to the index’s increase during the five-month period, most other developing countries also saw their equity markets advance. The gains were such that the benchmark finished the first half of the fiscal year up nearly 10%.

The broad-based gains in the emerging markets were seemingly prompted by three conditions: the reduced likelihood of an interest rate increase in the U.S., relatively stable emerging market currencies, and renewed optimism regarding the health of the Chinese economy. Every constituent sector contributed to the MSCI Emerging Index’s increase.

Amid the swift and broad-based rally, the Fund’s absolute performance was strong, but it fell short of the benchmark’s gains. The Fund gained 4.99% over the six-month span, trailing the index by 4.69%.

There are at least three ways to understand the Fund’s shortfall during the semi-annual period.

First, it can be explained in terms of relative positioning: the Fund’s underweight allocation in Chinese shares – particularly financial institutions and internet companies – created much of the performance gap. China’s financial institutions generally pay substantial dividends; but our assessment of their future risks, combined with generally low levels of capital adequacy among the banks, means that most do not satisfy the requirements of the Fund’s strategy. China’s internet companies also fall outside the Fund’s discipline: though most seem capable of producing the sustained growth that the Fund seeks, their anemic record of dividend payments means they generally do not satisfy the Fund’s income and valuation requirements.

Second, the Fund’s underperformance can be explained in strategic terms: historically, Seafarer’s growth and income strategy has tended to lag the overall market during short-term periods of sharp gains. The Fund’s strategy seeks investments in companies that are capable of sustained (typically steady) growth. This characteristic can help the strategy perform well during periods of economic weakness or uncertainty. However, this characteristic can also act as a drag on performance during periods when corporate financial performance might accelerate dramatically, such as a cyclical “bottom” in earnings. At such times, the market tends to rotate its attention to cyclically depressed shares – not the steadier sort the strategy favors. As such, the strategy often fails to capture the full benefit of recovery. I do not offer this explanation as an excuse, but rather as context for what shareholders might expect from the Fund’s strategy over time.

4	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2016

Third, and perhaps most importantly, the Fund’s performance can be explained in terms of recent macro-economic history. Over the past five years, investors’ expectation for earnings growth from the developing world has been grossly mis-aligned with reality. Between 2011 and 2015, there was an immense “gap” between consensus expectations for growth in corporate profits and the actual results. Every year, analysts predicted growth between 10% and 13%, and the actual results fell far short – nearly zero growth, measured as a compounded average, over the past five years.

Five years ago, emerging market equities were generally valued richly, based on expectations for substantial growth. When that growth failed to materialize, most stock prices performed poorly. Conversely, the Fund’s holdings, which favor companies capable of sustained growth, performed somewhat better than the markets overall.

The situation appears to have changed in 2016. First, valuations were not as rich as the past. Second, forecasts became more reasonable: at the outset of the year, the consensus expectation for growth was finally realistic, at 8%. Third, the actual result for 2016, at least as it is known so far based on published mid-year corporate performance, is much more in line with the forecast. Using the benchmark index as a proxy for the markets as a whole, the emerging markets appear on track to produce 6% growth in profits during the calendar year. The gap between expectation and reality persists, but it has narrowed considerably. For the first time in five years, corporate profit growth appears nearly on track to meet expectation – and markets have rallied, seemingly in recognition of this fundamental fact.

There is no guarantee that “gap” will continue to narrow. I think that investors are speculating that corporate earnings have turned a corner in the developing world. I harbor doubts whether this is true: when I review the financial statements of individual companies, I see improved conditions, but not so much so that I believe a recovery is underway. Still, if this trend continues, it might in hindsight be considered the “bottom” in earnings – and the market is behaving as if it were so.

In summary: a modest recovery in earnings growth may be underway, though I have my doubts. However, as discussed above, the Fund’s strategy tends not to participate fully in such events. Shareholders should take note: if growth continues to recover and accelerate from here, the Fund might lag the market, especially if the market moves sharply and swiftly higher.

Andrew Foster
Lead Portfolio Manager
Seafarer Overseas Growth and Income Fund

The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF. It is not possible to invest directly in this or any index.

 The S&P 500 Total Return Index is a stock market index based on the market capitalizations of 500 large companies with common stock listed on the NYSE or NASDAQ. It is not possible to invest directly in this or any index.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives. Diversification does not ensure a profit or guarantee against loss.

Information on the Seafarer website is provided for textual reference only, and is not incorporated by reference into this report.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice

Semi-Annual Report – October 31, 2016	5

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2016

regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Seafarer does not accept any liability for losses either direct or consequential caused by the use of this information.

[1]	References to the “Fund” pertain to the Fund’s Institutional share class (ticker: SIGIX). The Investor share class (ticker: SFGIX) gained 4.90% during the semi-annual period.
[2]	The Fund’s inception date is February 15, 2012.
[3]
The Fund’s Investor share class began the fiscal year with a net asset value of $11.44 per share; it paid a semi-annual distribution of $0.087 per share in June; and it finished the semi-annual period with a value of $11.91 per share.

6	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2016

Total Returns

As of October 31, 2016	1 Year	3 Years	Since Inception Annualized(1)	Gross Expense Ratio(2)
Investor Class (SFGIX)	10.20%	3.00%	6.19%	1.08%
Institutional Class (SIGIX)	10.34%	3.15%	6.33%	0.98%
MSCI Emerging Markets Total Return Index(3)	9.67%	-1.70%	-0.43%

All performance is in U.S. dollars with gross (pre-tax) dividends and/or distributions reinvested. The performance data quoted represents past performance and does not guarantee future results. Future returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 31, 2016, shares of the Fund redeemed or exchanged within 90 days of purchase were subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual's return. To obtain the Fund’s most recent month-end performance, visit seafarerfunds.com or call (855) 732-9220.

[1]	Inception Date: February 15, 2012.
[2]
Seafarer Capital Partners, LLC has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes, respectively. This agreement is in effect through August 31, 2017.

[3]
The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Semi-Annual Report – October 31, 2016	7

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2016

Performance of a $10,000 Investment Since Inception

*	Inception Date: February 15, 2012.

The chart shown above represents historical performance of a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2016. All returns reflect reinvested dividends and/or distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the chart above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Investment Objective

The Fund seeks to provide long-term capital appreciation along with some current income. The Fund seeks to mitigate adverse volatility in returns as a secondary objective.

Strategy

The Fund invests primarily in the securities of companies located in developing countries. The Fund invests in several asset classes including dividend-paying common stocks, preferred stocks, convertible bonds, and fixed-income securities.

The Fund seeks to offer investors a relatively stable means of participating in a portion of developing countries’ growth prospects, while providing some downside protection compared to a portfolio that invests only in the common stocks of those countries.

8	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Performance Review

October 31, 2016

SEAFARER OVERSEAS VALUE FUND
PERFORMANCE REVIEW

November 9, 2016

This report addresses the first half of the Seafarer Overseas Value Fund’s 2016-17 fiscal year (May 1, 2016 to October 31, 2016).

The Fund launched one month into the fiscal year, on May 31, 2016, with $2.8 million in assets under management, and ended the semi-annual period with $4.5 million.

During the semi-annual period (as measured from inception date May 31, 2016), the Fund gained 2.70%.1 The Fund’s benchmark, the MSCI Emerging Markets Total Return Index, rose 13.90% during the same period. By way of broader comparison, the S&P 500 Index gained 2.22% during the same period.

The Fund launched with a net asset value of $10.00 per share. The Fund paid no distributions during the first half of the fiscal year, and it finished the period with a value of $10.27 per share.2

I purposefully deployed the Fund’s cash on a gradual basis throughout the period, preferring an average price of entry for each holding over the arbitrariness of prices on launch date. The difficulty with this approach was lowering the average cost of entry for each position in a period when the emerging markets as a whole were appreciating considerably. That said, there was sufficient price volatility for individual securities within the period that I believe the portfolio was well served by this approach.

The primary difficulty of launching the Fund during a period of significant market appreciation was effectively implementing the portfolio I had intended to construct pre-launch. In fact, I did exclude several securities from the actual portfolio due to meaningful price appreciation prior to and during the launch period. By way of example, a potential holding located in Latin America more than doubled in price between the beginning of the year and the Fund’s launch, while another one in the same region appreciated by 66%. While not an ideal circumstance, I viewed this complication as a test and opportunity to practice what I preach as a value investor. The key tenet of the Seafarer Overseas Value Fund is to maintain discipline with regard to the prices paid for securities.

On the other hand, there are a number of potential holdings on our watch list that now meet our criteria for inclusion into the portfolio, to be funded by its additional liquid resources.

The Fund appreciated 2.70% during the semi-annual period (as measured from inception date May 31, 2016). While the Fund does not seek to track a benchmark, it is worth noting that performance during the period was distinctly more stable than that of the MSCI Emerging Markets Total Return Index. In other words, the Fund tended to underperform on days of strong index appreciation, and tended to outperform during negative performance days for the index. While not an a priori objective of the Fund, this behavior makes sense in hindsight, as the benchmark’s performance was heavily driven by the technology and financial sectors, which together accounted for 78% of the index appreciation, and to which the Fund has little exposure. As a result, I can identify two characteristics that drove the Fund’s idiosyncratic performance relative to the index during this particular period. First, the Fund tends to shy away from momentum stocks, favoring instead companies going through their own individual earnings cycles, with time horizons measured in years, as opposed to semi-annual periods. Second, the Fund’s sectoral exposure is a function of stock selection and nothing more. Indeed, the Fund’s active share score was 92% as of September 30, 2016.3

I cannot speculate with regard to how the Fund will perform relative to any emerging markets index in future periods, as there are too many variables to consider. However, given the nature of the Fund, I would expect it to maintain a relatively high active share score.

I view the Fund’s holdings within the framework of the sources of value defined in our white paper, On Value in Emerging Markets.4 From this perspective, the first half of the fiscal year saw strong appreciation of several holdings within the Asset Productivity category, where the source of value is a cyclical downturn following a period of asset expansion. The common denominator of these securities is that they operate in industries that have been in recession for several years now. Whether these share

Semi-Annual Report – October 31, 2016	9

Seafarer Overseas Value Fund	Performance Review

October 31, 2016

price gains prove sustainable remains to be seen, but at least the market has given some indication that these particular stocks may have been over-discounted in what was already known to be a difficult trading environment.

At a security level, it is worth noting that three Fund holdings announced meaningful profit warnings during the period. Yet, the resulting pullback in two of the three holdings was relatively muted and short-lived. I interpret this stock performance in the face of negative earnings surprises as validation that valuations are already supportive of our original entry points.

Specifically, Shangri-La Asia, an owner-operator of luxury hotels and mixed-use properties throughout Asia, reported a meaningful asset impairment charge related to weak performance at some of its Mainland China properties. Wilmar International, a vertically-integrated agribusiness company, pre-announced a second quarter earnings loss primarily due to untimely purchases of soya. These stocks are currently trading close to or at a higher price than they did prior to releasing their negative earnings surprises, suggesting valuation support for the share price in the face of earnings losses. The third holding to report a negative earnings surprise was AMVIG Holdings. First half earnings for this manufacturer of tobacco packaging declined 47% due to clients drawing down their existing packaging inventory in anticipation of changes to the rules governing the advertisement of health risks. Given the high dividend payout ratio, the company lowered the dividend in-line with earnings. The stock is down approximately 9% since the earnings announcement. Among the reasons I continue to hold this stock is the idea that I expect packaging volume to fully recover for this inelastic product, and pegging the corresponding future dividend to the current share price results in an expected dividend yield of close to 9%.5

The Seafarer Overseas Value Fund remains focused on finding what it deems to be undervalued securities. The first half of the Fund’s fiscal year witnessed two momentous events: the United Kingdom’s June 23 decision to leave the European Union and the inclusion by the International Monetary Fund (IMF) of the Chinese renminbi in the Special Drawing Rights (SDR) currency basket effective October 1, 2016.6,7,8 I am optimistic that the process of adjustment the world economy is likely undergoing will yield more opportunities for the Value Fund. For now I plan to maintain a healthy level of liquidity to both invest in new opportunities and partially guard against potential market drawdowns resulting from currency rearrangements.

Paul Espinosa
Lead Portfolio Manager
Seafarer Overseas Value Fund

The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF. It is not possible to invest directly in this or any index.

The S&P 500 Total Return Index is a stock market index based on the market capitalizations of 500 large companies with common stock listed on the NYSE or NASDAQ. It is not possible to invest directly in this or any index.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives. Diversification does not ensure a profit or guarantee against loss.

Information on the Seafarer website is provided for textual reference only, and is not incorporated by reference into this report.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any

10	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Performance Review

October 31, 2016

investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Seafarer does not accept any liability for losses either direct or consequential caused by the use of this information.

As of October 31, 2016, Shangri-La Asia Ltd comprised 3.9% of the Seafarer Overseas Value Fund, Wilmar International Ltd comprised 3.7% of the Fund, and AMVIG Holdings Ltd comprised 3.8% of the Fund. Holdings are subject to change.

[1]	References to the “Fund” pertain to the Fund’s Institutional share class (ticker: SIVLX). The Investor share class (ticker: SFVLX) gained 2.60% during the semi-annual period.
[2]	The Fund’s Investor share class launched on May 31, 2016 with a net asset value of $10.00 per share; it finished the semi-annual period with a value of $10.26 per share.
[3]
Active Share is a measure of a portfolio’s deviation from a benchmark index, where a value of 0% indicates that a portfolio is a perfect replica of the index, and a value of 100% indicates that a portfolio is entirely different than the index.

[4]	The whitepaper On Value in Emerging Markets is available at: www.seafarerfunds.com/documents/on-value-in-the-emerging-markets
[5]	Dividend yield is a measure of the sum of the dividends paid per share during the trailing 12 months divided by the current share price.
[6]
The International Monetary Fund (IMF) is an organization of countries whose primary purpose is to ensure the stability of the international monetary system – the system of exchange rates and international payments that enables countries (and their citizens) to transact with each other. Created in 1945, the IMF is governed by and accountable to the countries that make up its near-global membership.

[7]	The renminbi is the official currency of the People’s Republic of China. The name literally means “people's currency.”
[8]
Special Drawing Rights (SDR) is an international reserve asset created by the International Monetary Fund in 1969 to supplement its member countries’ official reserves. SDRs can be exchanged for freely usable currencies. As of October 1, 2016, the value of the SDR is based on a basket of five major currencies – the U.S. dollar, Euro, Chinese renminbi, Japanese yen, and pound sterling.

Semi-Annual Report – October 31, 2016	11

Seafarer Overseas Value Fund	Performance Review

October 31, 2016

Total Returns

As of October 31, 2016	Since Inception(1)	Net Expense Ratio(2)
Investor Class (SFVLX)	2.60%	1.15%
Institutional Class (SIVLX)	2.70%	1.05%
MSCI Emerging Markets Total Return Index(3)	13.90%

Gross expense ratio: 2.08% for Investor Class; 1.98% for Institutional Class. Ratios as of Prospectus dated August 31, 20162

All performance is in U.S. dollars with gross (pre-tax) dividends and/or distributions reinvested. The performance data quoted represents past performance and does not guarantee future results. Future returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 31, 2016, shares of the Fund redeemed or exchanged within 90 days of purchase were subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual's return. To obtain the Fund’s most recent month-end performance, visit seafarerfunds.com or call (855) 732-9220.

[1]	Inception Date: May 31, 2016.
[2]
Seafarer Capital Partners, LLC has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes, respectively. This agreement is in effect through August 31, 2017.

[3]
The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

12	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Performance Review

October 31, 2016

Performance of a $10,000 Investment Since Inception

*	Inception Date: May 31, 2016.

The chart shown above represents historical performance of a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2016. All returns reflect reinvested dividends and/or distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the chart above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Strategy

The Fund invests primarily in the securities of companies located in developing countries. The Fund invests in several asset classes including common stocks, preferred stocks, and fixed-income securities.

The Fund’s portfolio is comprised of securities identified through a bottom-up security selection process based on fundamental research. The Fund seeks to produce a minimum long-term rate of return by investing in securities priced at a discount to their intrinsic value.

Semi-Annual Report – October 31, 2016	13

Seafarer Funds	Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

DISCLOSURE OF FUND EXPENSES

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2016 and held until October 31, 2016.

Actual Expenses. For each Fund and share class, the first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. For each Fund and share class, the second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note the expenses shown in the following table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees or exchange fees. Therefore, for each Fund and share class, the second line of the following table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Seafarer Funds	Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expense Ratio(1)	Expenses Paid During Period May 1, 2016 - October 31, 2016(2)

SEAFARER OVERSEAS GROWTH AND INCOME FUND
Investor Class
Actual	$1,000.00	$1,049.00	0.99%	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	0.99%	$5.04

Institutional Class
Actual	$1,000.00	$1,049.90	0.88%	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	0.88%	$4.48

SEAFARER OVERSEAS VALUE FUND(3)
Investor Class
Actual	$1,000.00	$1,026.00	1.15%	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	1.15%	$5.85

Institutional Class
Actual	$1,000.00	$1,027.00	1.05%	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	1.05%	$5.35

(1)	Annualized, based on a Fund's most recent fiscal half year expenses.
(2)
Expenses are equal to a Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

(3)
The Seafarer Overseas Value Fund launched on May 31, 2016. For the purpose of calculating the “Actual” figures, the actual number of days from the inception date May 31, 2016 through October 31, 2016 were used (153 days).

Semi-Annual Report – October 31, 2016	15

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (78.5%)
Brazil (7.3%)
TOTVS SA	BRL	6,353,700	$57,724,718
Odontoprev SA	BRL	14,352,300	53,956,015
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	BRL	2,775,000	26,072,134

Total Brazil			137,752,867

China / Hong Kong (12.7%)
Hang Lung Properties, Ltd.	HKD	39,000,000	86,090,606
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	78,234,000	51,042,678
Texwinca Holdings, Ltd.	HKD	51,438,000	36,080,319
Xinhua Winshare Publishing and Media Co., Ltd., Class H(a)	HKD	28,500,000	29,141,067
Greatview Aseptic Packaging Co., Ltd.	HKD	45,250,000	22,988,054
Pico Far East Holdings, Ltd.	HKD	48,500,000	14,758,463

Total China / Hong Kong			240,101,187

India (8.8%)
Infosys, Ltd., Sponsored ADR	USD	5,750,000	87,745,000
Sun Pharma Advanced Research Co., Ltd.(a)	INR	7,166,747	37,622,296
Balkrishna Industries, Ltd.	INR	1,403,256	22,309,557
Cyient, Ltd.	INR	2,500,000	18,325,186

Total India			166,002,039

Indonesia (4.2%)
Astra International Tbk PT	IDR	125,000,000	78,795,601

Total Indonesia			78,795,601

Japan (2.3%)
Hisamitsu Pharmaceutical Co., Inc.	JPY	806,400	43,138,209

Total Japan			43,138,209

Malaysia (0.7%)
Hartalega Holdings Bhd	MYR	12,000,000	14,016,687

Total Malaysia			14,016,687

Mexico (5.9%)
Grupo Financiero Banorte SAB de CV	MXN	11,250,000	66,365,536

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Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Currency	Shares	Value
Mexico (continued)
Bolsa Mexicana de Valores SAB de CV	MXN	16,850,000	$26,967,489
Grupo Herdez SAB de CV	MXN	7,006,171	16,969,605

Total Mexico			110,302,630

Poland (6.5%)
Bank Pekao SA	PLN	2,400,000	74,050,851
Asseco Poland SA	PLN	1,950,000	26,019,881
PGE Polska Grupa Energetyczna SA	PLN	8,407,327	22,008,092

Total Poland			122,078,824

Singapore (5.6%)
Singapore Telecommunications, Ltd.	SGD	28,500,000	79,482,480
SIA Engineering Co., Ltd.	SGD	10,000,000	26,522,911

Total Singapore			106,005,391

South Africa (6.1%)
Sanlam, Ltd.	ZAR	18,500,000	89,675,350
EOH Holdings, Ltd.	ZAR	2,195,000	26,029,888

Total South Africa			115,705,238

South Korea (6.2%)
Coway Co., Ltd.	KRW	810,000	63,426,699
Dongsuh Cos., Inc.	KRW	1,660,595	39,401,489
Sindoh Co., Ltd.	KRW	318,836	14,628,700

Total South Korea			117,456,888

Taiwan (8.9%)
Pou Chen Corp.	TWD	47,250,000	63,933,296
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	8,175,000	48,831,102
Vanguard International Semiconductor Corp.	TWD	22,015,000	44,926,436
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	USD	298,670	9,288,637

Total Taiwan			166,979,471

Turkey (2.5%)
Arcelik AS	TRY	4,000,000	26,423,204

Semi-Annual Report – October 31, 2016	17

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Currency	Shares	Value
Turkey (continued)
Aselsan Elektronik Sanayi Ve Ticaret AS	TRY	6,490,000	$19,715,925

Total Turkey			46,139,129

Vietnam (0.8%)
Bao Viet Holdings	VND	3,800,000	10,894,593
Nam Long Investment Corp.	VND	3,470,000	3,380,930
Vietnam National Reinsurance Corp.	VND	293,470	264,245

Total Vietnam			14,539,768

TOTAL COMMON STOCKS (Cost $1,449,429,960)			1,479,013,929

PREFERRED STOCKS (7.6%)
Brazil (2.9%)
Banco Bradesco SA, ADR	USD	5,270,000	54,860,700

Total Brazil			54,860,700

South Korea (4.7%)
Samsung Electronics Co., Ltd.	KRW	77,000	88,624,863

Total South Korea			88,624,863

TOTAL PREFERRED STOCKS (Cost $96,358,806)			143,485,563

	Currency	Rate	Maturity Date	Principal Amount	Value
FOREIGN CURRENCY CORPORATE BONDS (1.4%)
Mexico (1.4%)
America Movil SAB de CV	MXN	6.45%	12/05/22	250,000,000	13,028,411
America Movil SAB de CV	MXN	7.13%	12/09/24	244,710,000	13,071,225

Total Mexico					26,099,636

TOTAL FOREIGN CURRENCY CORPORATE BONDS (Cost $26,885,853)					26,099,636

FOREIGN CURRENCY GOVERNMENT BONDS (2.9%)
Brazil (1.8%)
Brazilian Government
International Bond	BRL	10.25%	01/10/28	44,000,000	14,266,917

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Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount	Value
Brazil (continued)
Brazil Notas do Tesouro Nacional, Series F, Series NTNF	BRL	10.00%	01/01/25	65,000,000	$19,712,981

Total Brazil					33,979,898

Indonesia (0.8%)
Indonesia Treasury Bond, Series FR70	IDR	8.38%	03/15/24	178,500,000,000	14,569,474

Total Indonesia					14,569,474

Turkey (0.3%)
Turkey Government Bond	TRY	8.80%	09/27/23	20,000,000	6,159,813

Total Turkey					6,159,813

TOTAL FOREIGN CURRENCY GOVERNMENT BONDS (Cost $48,158,281)					54,709,185

USD CORPORATE BONDS (0.9%)
Brazil (0.9%)
Cielo SA / Cielo USA, Inc.(b)	USD	3.75%	11/16/22	19,000,000	17,901,800

Total Brazil					17,901,800

TOTAL USD CORPORATE BONDS (Cost $16,976,300)					17,901,800

TOTAL INVESTMENTS (Cost $1,637,809,200) (91.3%)					$1,721,210,113

Cash and Other Assets, Less Liabilities (8.7%)					163,051,111
NET ASSETS (100.0%)					$1,884,261,224

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2016, the aggregate market value of these securities was $17,901,800, representing 0.9% of net assets.

Semi-Annual Report – October 31, 2016	19

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

Currency Abbreviations
BRL	-	Brazil Real
HKD	-	Hong Kong Dollar
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
TRY	-	Turkey Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See accompanying Notes to Financial Statements.

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Seafarer Overseas Value Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (90.2%)
Brazil (2.4%)
Qualicorp SA	BRL	17,000	$109,872

Total Brazil			109,872

China / Hong Kong (50.1%)
First Pacific Co., Ltd.	HKD	282,000	213,803
Melco International Development, Ltd.	HKD	161,000	210,499
WH Group, Ltd.(a)	HKD	227,500	184,510
Shangri‐La Asia, Ltd.	HKD	160,000	175,977
AMVIG Holdings, Ltd.	HKD	506,000	170,939
Asia Satellite Telecommunications Holdings, Ltd.	HKD	125,500	169,911
Pacific Basin Shipping, Ltd.	HKD	1,130,000	169,014
Pico Far East Holdings, Ltd.	HKD	538,000	163,712
Xtep International Holdings, Ltd.	HKD	359,000	158,310
China Resources Beer Holdings Co., Ltd.	HKD	70,000	148,926
Hang Lung Properties, Ltd.	HKD	62,000	136,862
Texwinca Holdings, Ltd.	HKD	190,000	133,272
Giordano International, Ltd.	HKD	244,000	128,677
Greatview Aseptic Packaging Co., Ltd.	HKD	189,000	96,016

Total China / Hong Kong			2,260,428

Czech Republic (6.8%)
Pegas Nonwovens SA	CZK	4,900	157,233
Philip Morris CR AS	CZK	300	148,176

Total Czech Republic			305,409

Philippines (3.3%)
Del Monte Pacific, Ltd.	SGD	606,500	150,399

Total Philippines			150,399

Qatar (3.5%)
Qatar Gas Transport Co., Ltd.	QAR	25,600	158,948

Total Qatar			158,948

Russia (6.4%)
Global Ports Investments PLC	USD	56,200	168,038
Cherkizovo Group PJSC, GDR(a)	USD	15,000	119,850

Total Russia			287,888

Semi-Annual Report – October 31, 2016	21

Seafarer Overseas Value Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

	Currency	Shares	Value
Singapore (9.9%)
Wilmar International, Ltd.	SGD	70,000	$166,542
Genting Singapore PLC	SGD	291,000	155,827
SIA Engineering Co., Ltd.	SGD	46,000	122,005

Total Singapore			444,374

Taiwan (3.2%)
Pou Chen Corp.	TWD	106,000	143,427

Total Taiwan			143,427

Vietnam (4.6%)
PetroVietnam Technical Services Corp.	VND	125,000	107,512
PetroVietnam Fertilizer & Chemicals JSC	VND	79,000	98,383

Total Vietnam			205,895

TOTAL COMMON STOCKS (Cost $4,015,175)			4,066,640

TOTAL INVESTMENTS (Cost $4,015,175) (90.2%)			$4,066,640

Cash and Other Assets, Less Liabilities (9.8%)			443,017
NET ASSETS (100.0%)			$4,509,657

(a)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2016, the aggregate market value of these securities was $304,360, representing 6.7% of net assets.

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Seafarer Overseas Value Fund	Portfolio of Investments

October 31, 2016 (Unaudited)

Currency Abbreviations
BRL	-	Brazil Real
CZK	-	Czech Koruna
HKD	-	Hong Kong Dollar
QAR	-	Qatar Rial
SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See accompanying Notes to Financial Statements.

Semi-Annual Report – October 31, 2016	23

Seafarer Funds	Statements of Assets and Liabilities

October 31, 2016 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
ASSETS:
Investments, at value	$1,721,210,113	$4,066,640
Cash	159,709,755	402,679
Foreign currency, at value (Cost 3,506,536 and 35,200)	3,514,170	35,239
Receivable for investments sold	337,914	–
Receivable for shares sold	3,149,844	125
Receivable due from advisor	–	10,152
Interest and dividends receivable	4,060,694	86
Deferred offering costs	–	34,911
Prepaid expenses and other assets	33,768	36,074
Total Assets	1,892,016,258	4,585,906
LIABILITIES:
Payable for investments purchased	4,276,688	23
Foreign capital gains tax	854,579	–
Administrative fees payable	84,340	2,024
Shareholder service plan fees payable	310,308	850
Payable for shares redeemed	780,917	–
Investment advisory fees payable	1,172,862	3,009
Payable for chief compliance officer fee	3,135	22
Trustee fees and expenses payable	11,049	53
Payable for principal financial officer fees	1,714	5
Audit and tax fees payable	3,510	10,873
Accrued expenses and other liabilities	255,932	24,479
Total Liabilities	7,755,034	41,338
NET ASSETS	$1,884,261,224	$4,544,568
NET ASSETS CONSIST OF:
Paid‐in capital (Note 5)	$1,800,957,159	$4,427,814
Accumulated net investment income	13,094,168	31,704
Accumulated net realized loss	(12,345,889)	(1,342)
Net unrealized appreciation	82,555,786	51,481
NET ASSETS	$1,884,261,224	$4,509,657
INVESTMENTS, AT COST	$1,637,809,200	$4,015,175
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$11.91	$10.26
Net Assets	$780,947,020	$169,005
Shares of beneficial interest outstanding	65,544,253	16,466
Institutional Class:
Net Asset Value, offering and redemption price per share	$11.94	$10.27
Net Assets	$1,103,314,204	$4,340,652
Shares of beneficial interest outstanding	92,366,334	422,738

See accompanying Notes to Financial Statements.

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Seafarer Funds	Statements of Operations

Six Months or Period Ended October 31, 2016 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
INVESTMENT INCOME:
Dividends	$25,054,451	$50,535
Foreign taxes withheld on dividends	(1,939,064)	(1,488)
Interest and other income	3,544,897	468
Total investment income	26,660,284	49,515
EXPENSES:
Investment advisory fees (Note 6)	5,685,803	12,625
Administrative and transfer agency fees	295,073	13,859
Trustee fees and expenses	13,470	56
Registration/filing fees	37,415	45
Shareholder service plan fees
Investor Class	527,171	85
Institutional Class	164,754	818
Legal fees	11,200	36
Audit fees	12,247	10,873
Reports to shareholders and printing fees	34,353	275
Custody fees	277,359	17,503
Offering costs	–	25,662
Chief compliance officer fees	16,178	47
Principal financial officer fees	5,041	11
Miscellaneous	9,508	2,225
Total expenses	7,089,572	84,120
Less fees waived/reimbursed by investment advisor (Note 6)
Investor Class	–	(2,227)
Institutional Class	–	(64,082)
Total net expenses	7,089,572	17,811
NET INVESTMENT INCOME:	19,570,712	31,704
Net realized loss on investments	(490,122)	(3)
Net realized loss on foreign currency transactions	(78,119)	(1,339)
Net realized loss	(568,241)	(1,342)
Net change in unrealized appreciation on investments (net of foreign capital gains tax of 854,579 and –)	47,725,668	51,465
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currency transactions	(52,971)	16
Net unrealized appreciation	47,672,697	51,481
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	47,104,456	50,139
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,675,168	$81,843
See accompanying Notes to Financial Statements.

(a)	The Seafarer Overseas Value Fund launched on May 31, 2016.

Semi-Annual Report – October 31, 2016	25

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
OPERATIONS:
Net investment income	$19,570,712	$10,446,517
Net realized loss	(568,241)	(12,082,922)
Net change in unrealized appreciation	47,672,697	20,391,822
Net increase in net assets resulting from operations	66,675,168	18,755,417
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
From net investment income
Investor Class	$(4,993,657)	$(2,584,508)
Institutional Class	(5,148,295)	(2,856,743)
From net realized gains on investments
Investor Class	–	(883,213)
Institutional Class	–	(865,671)
Net decrease in net assets from distributions	(10,141,952)	(7,190,135)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Investor Class	$195,058,945	$641,922,494
Institutional Class	508,841,027	559,784,411
Dividends reinvested
Investor Class	4,943,226	3,453,383
Institutional Class	3,389,412	2,613,473
Shares Redeemed, net of redemption fees
Investor Class	(61,907,485)	(95,043,203)
Institutional Class	(41,570,922)	(88,578,872)
Net increase in net assets derived from beneficial interest transactions	608,754,203	1,024,151,686

Net increase in net assets	$665,287,419	$1,035,716,968

NET ASSETS:
Beginning of period	$1,218,973,805	$183,256,837
End of period (including accumulated net investment income of $13,094,168 and $3,665,408, respectively)	$1,884,261,224	$1,218,973,805

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Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	16,740,735	58,019,970
Distributions reinvested	432,857	324,192
Redeemed	(5,287,744)	(8,922,148)
Net increase in shares outstanding	11,885,848	49,422,014
Institutional Class
Sold	42,832,451	50,734,276
Distributions reinvested	296,277	243,396
Redeemed	(3,558,802)	(8,430,296)
Net increase in shares outstanding	39,569,926	42,547,376

See accompanying Notes to Financial Statements.

Semi-Annual Report – October 31, 2016	27

Seafarer Overseas Value Fund	Statements of Changes in Net Assets

May 31, 2016 (Inception) to October 31, 2016
OPERATIONS:
Net investment income	$31,704
Net realized loss	(1,342)
Net change in unrealized appreciation	51,481
Net increase in net assets resulting from operations	81,843
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Institutional Class	$5,262,297
Investor Class	166,090
Dividends reinvested
Institutional Class	–
Investor Class	–
Shares Redeemed, net of redemption fees
Institutional Class	(1,000,573)
Investor Class	–
Net increase in net assets derived from beneficial interest transactions	4,427,814

Net increase in net assets	$4,509,657

NET ASSETS:
Beginning of period	$–
End of period (including accumulated net investment income of $31,704, respectively)	$4,509,657

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	16,466
Net increase in shares outstanding	16,466
Institutional Class
Sold	519,547
Redeemed	(96,809)
Net increase in shares outstanding	422,738

See accompanying Notes to Financial Statements.

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Intentionally Left Blank

Financial Highlights

For a share outstanding through the periods presented

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
REDEMPTION FEES ADDED TO PAID IN CAPITAL
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(g)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)
Effective September 1, 2015, the Adviser agreed to limit expenses to 1.15%.  The Adviser agreed to limit expenses to 1.25% for the period September 1, 2014 through August 31, 2015.  Prior to September 1, 2014, the Adviser agreed to limit expenses to 1.40%. (See Note 6).

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

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Seafarer Overseas Growth and Income Fund

Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016		Year Ended April 30, 2015		Year Ended April 30, 2014	Year Ended April 30, 2013		February 15, 2012 (Inception) to April 30, 2012
$11.44		$12.64		$11.58		$11.91	$10.18		$10.00

0.15		0.16		0.14		0.19	0.10		0.05
0.41		(1.23)		1.26		0.02	1.74		0.13
0.56		(1.07)		1.40		0.21	1.84		0.18

(0.09)		(0.11)		(0.19)		(0.26)	(0.11)		–
–		(0.02)		(0.15)		(0.28)	(0.00	)(b)	–
(0.09)		(0.13)		(0.34)		(0.54)	(0.11)		–
0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00	(c)	–
0.47		(1.20)		1.06		(0.33)	1.73		0.18
$11.91		$11.44		$12.64		$11.58	$11.91		$10.18

4.90%		(8.39%)		12.55%		1.93%	18.24%		1.80%

$780,947		$613,795		$53,543		$27,181	$26,348		$1,443

0.99	%(e)	1.14%		1.30%		1.78%	2.82%		18.96	%(e)
0.99	%(e)	1.14	%(f)	1.30	%(f)	1.40%	1.49%		1.60	%(e)
2.59	%(e)	1.50%		1.19%		1.66%	0.90%		2.61	%(e)
4%		7%		28%		51%	39%		5%

See accompanying Notes to Financial Statements.

Semi-Annual Report – October 31, 2016	31

Financial Highlights

For a share outstanding through the periods presented

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
REDEMPTION FEES ADDED TO PAID IN CAPITAL
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(g)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Effective September 1, 2014, the Adviser agreed to limit expenses to 1.05%. Prior to September 1, 2014, the Adviser agreed to limit expenses to 1.25%. (See Note 6).
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

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Seafarer Overseas Growth and Income Fund

Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	Year Ended April 30, 2015		Year Ended April 30, 2014	Year Ended April 30, 2013		February 15, 2012 (Inception) to April 30, 2012
$11.46		$12.66	$11.59		$11.91	$10.18		$10.00

0.15		0.19	0.15		0.21	0.14		0.04
0.42		(1.26)	1.28		0.02	1.71		0.14
0.57		(1.07)	1.43		0.23	1.85		0.18

(0.09)		(0.12)	(0.21)		(0.27)	(0.12)		–
–		(0.02)	(0.15)		(0.28)	(0.00	)(b)	–
(0.09)		(0.14)	(0.36)		(0.55)	(0.12)		–
0.00	(c)	0.01	0.00	(c)	0.00 (c)	0.00	(c)	–
0.48		(1.20)	1.07		(0.32)	1.73		0.18
$11.94		$11.46	$12.66		$11.59	$11.91		$10.18

4.99%		(8.32%)	12.76%		2.12%	18.33%		1.80%

$1,103,314		$605,178	$129,714		$46,624	$11,486		$1,346

0.88	%(e)	1.03%	1.18%		1.61%	2.88%		21.65	%(e)
0.88	%(e)	1.03%	1.10	%(f)	1.25%	1.35%		1.45	%(e)
2.55	%(e)	1.72%	1.30%		1.89%	1.28%		2.00	%(e)
4%		7%	28%		51%	39%		5%

See accompanying Notes to Financial Statements.

Semi-Annual Report – October 31, 2016	33

Financial Highlights	Seafarer Overseas Value Fund

For a share outstanding through the period presented

Investor Class	May 31, 2016 (Inception) to October 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME FROM OPERATIONS:
Net investment income(a)	0.07
Net realized and unrealized gain on investments	0.19
Total from investment operations	0.26

NET INCREASE IN NET ASSET VALUE	0.26
NET ASSET VALUE, END OF PERIOD	$10.26

TOTAL RETURN(b)	2.60%
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$169
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	5.10	%(c)
Operating expenses including reimbursement/waiver	1.15	%(c)
Net investment income including reimbursement/waiver	1.59	%(c)
PORTFOLIO TURNOVER RATE(d)	0%

(a)	Calculated using the average shares method.
(b)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See accompanying Notes to Financial Statements.

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Financial Highlights	Seafarer Overseas Value Fund

For a share outstanding through the period presented

Institutional Class	May 31, 2016 (Inception) to October 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME FROM OPERATIONS:
Net investment income(a)	0.08
Net realized and unrealized gain on investments	0.19
Total from investment operations	0.27

NET INCREASE IN NET ASSET VALUE	0.27
NET ASSET VALUE, END OF PERIOD	$10.27

TOTAL RETURN(b)	2.70%
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$4,341
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	4.97	%(c)
Operating expenses including reimbursement/waiver	1.05	%(c)
Net investment income including reimbursement/waiver	1.89	%(c)
PORTFOLIO TURNOVER RATE(d)	0%

(a)	Calculated using the average shares method.
(b)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report – October 31, 2016	35

Seafarer Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds offers Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers that inform each Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant

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Seafarer Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Seafarer Capital Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report – October 31, 2016	37

Seafarer Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

The following is a summary of the inputs used to value each Fund as of October 31, 2016:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks	$1,479,013,929	$–	$–	$1,479,013,929
Preferred Stocks	143,485,563	–	–	143,485,563
Foreign Currency
Corporate Bonds	–	26,099,636	–	26,099,636
Foreign Currency
Government Bonds	–	54,709,185	–	54,709,185
USD Corporate Bonds	–	17,901,800	–	17,901,800
Total	$1,622,499,492	$98,710,621	$–	$1,721,210,113

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks	$4,066,640	$–	$–	$4,066,640
Total	$4,066,640	$–	$–	$4,066,640

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months or period ended October 31, 2016, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Each Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the preceding table represent the value of the securities as of October 31, 2016 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2016.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions

Each of the Funds subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit

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Seafarer Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statement of Assets and Liabilities under Cash and Foreign Currency, at value. As of October 31, 2016, the Funds had the following cash balances participating in the BBH CMS:

Fund
Seafarer Overseas Growth and Income Fund	$159,709,755
Seafarer Overseas Value Fund	402,679

As of October 31, 2016, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Seafarer Overseas Growth and Income Fund	$0
Seafarer Overseas Value Fund	29,325

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses

Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on the average daily net assets of each fund.

Semi-Annual Report – October 31, 2016	39

Seafarer Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

Fund and Class Expenses

Expenses that are specific to a Fund or class of shares of a Fund, including shareholder servicing fees, are charged directly to that Fund or share class. Expenses that are common to all Funds are generally allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes

Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months or period ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders

In general, the Seafarer Overseas Growth and Income Fund’s policy is to distribute to its shareholders substantially all net investment income, paid out via two semi-annual dividends, in June and December. The Seafarer Overseas Value Fund’s policy is to distribute to its shareholders substantially all net investment income via one annual dividend in December. It is also each Fund’s policy to distribute annually all net realized short-term and long-term capital gains, if any, after offsetting any capital loss carryovers. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. Each Fund may make additional distributions and at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes.

3. Tax Basis Information

Tax Basis of Investments

As of October 31, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Seafarer Overseas Growth and Income Fund	$1,638,559,413	$186,954,900	$(104,304,200)	$82,650,700
Seafarer Overseas Value Fund	4,015,175	194,349	(142,884)	51,465

Tax Basis of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain is recorded by the Funds.

The tax character of distributions paid by the Seafarer Overseas Growth and Income Fund for the fiscal year ended April 30, 2016, were as follows:

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Seafarer Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

	Ordinary Income	Long-Term Capital Gain
Seafarer Overseas Growth and Income Fund	$1,973,654	$1,573,580

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end. Accordingly, tax basis balances have not been determined as of October 31, 2016.

4. Securities Transactions

The cost of purchases and proceeds from sales of securities excluding short term securities during the six months or period ended October 31, 2016, were as follows:

	Purchases of Securities	Proceeds From Sales of Securities
Seafarer Overseas Growth and Income Fund	$606,841,432	$56,060,842
Seafarer Overseas Value Fund	4,015,175	–

5. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Prior to August, 31, 2016, shares redeemed within 90 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The redemption fee is reflected in the “Shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets. Effective August 31, 2016, the Funds no longer impose a redemption fee. During the six months or period ended October 31, 2016, and the year ended April 30, 2016, the Funds retained the following redemption fees:

Fund	Six Months Ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Seafarer Overseas Growth and Income Fund
Investor Class	$40,363	$136,085
Institutional Class	49,013	152,697
Seafarer Overseas Value Fund(a)
Investor Class	–	–
Institutional Class	–	–

(a)	The Seafarer Overseas Value Fund launched on May 31, 2016.

6. Management and Related Party Transactions

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies, limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the investment advisory agreement, the Funds, in the aggregate, pay the Adviser an annual management fee of 0.75% of the aggregate average daily net assets of the Funds up to $1.5 billion and 0.70% of the aggregate average daily net assets of the Funds over $1.5 billion. Each Fund pays the Adviser a monthly fee at the annual rate using the applicable management fee calculated based on the Fund’s pro rata share of the Funds’ average

Semi-Annual Report – October 31, 2016	41

Seafarer Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

daily net assets. Prior to August 31, 2016, the Funds paid the Adviser an annual management fee of 0.75% of the aggregate average daily net assets of the Funds. The management fee is paid on a monthly basis.

Effective September 1, 2014, the Adviser contractually agreed to limit certain Fund expenses (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses), to 1.25% and 1.05% of the Funds’ average daily net assets in the Investor and Institutional share classes, respectively, through August 31, 2015. Effective September 1, 2015, the Adviser has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Funds’ average daily net assets for the Investor and Institutional share classes respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Funds’ expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year(s) in which the fees and expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2017, except with the approval of the Funds’ Board. During the six months or period ended October 31, 2016, the Adviser agreed that it will only seek to recoup waived management fees and will not recoup any reimbursed expenses. As of October 31, 2016, the Adviser has recouped all available waived management fees from the Seafarer Overseas Growth and Income Fund.

For the period ended October 31, 2016, the fee waivers and/or reimbursements were as follows for the Seafarer Overseas Value Fund:

Fund	Fees Waived/ Reimbursed By Adviser
Seafarer Overseas Value Fund(a)
Investor Class	$2,227
Institutional Class	64,082

(a)	The Seafarer Overseas Value Fund launched on May 31, 2016.

As of October 31, 2016, the balances of recoupable expenses for each class were as follows for the Funds:

Fund	Expires 2016	Expires 2017	Expires 2018	Total
Seafarer Overseas Growth and Income Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Seafarer Overseas Value Fund
Investor Class	–	–	–	–
Institutional Class	–	–	–	–

Fund Administrator

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) (an affiliate of ALPS Distributors, Inc.) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust.

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Seafarer Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

The Funds’ administrative fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses. Administration fees paid by the Funds for the six    months or period ended October 31, 2016 are disclosed in the Statements of Operations.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS is paid an annual base fee per Fund and a fee based on the number of shareholder accounts. The Transfer Agent is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months or period ended October 31, 2016 are disclosed in the Statements of Operations.

Compliance Services

ALPS provides compliance services to the Funds under the Chief Compliance Officer Services Agreement with the Trust.  ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in accordance with the requirements of Rule 38a-1 under the 1940 Act. ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Compliance service fees paid by the Funds for the six months or period ended October 31, 2016 are disclosed in the Statements of Operations.

Principal Financial Officer

ALPS provides principal financial officer services to the Funds under the Principal Financial Officer Services Agreement with the Trust.  Under this Agreement, ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Principal financial officer fees paid by the Funds for the six months or period ended October 31, 2016 are disclosed in the Statements of Operations.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to the Distribution Agreement with the Trust. Under a side letter agreement, the Adviser pays ADI an annual base fee of $12,000 per Fund for the distribution services. The Adviser also reimburses ADI for certain out-of-pocket expenses. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Shareholder Service Plan for Investor Class and Institutional Class Shares

Each Fund has adopted a Shareholder Services Plan (a “Services Plan”) for each of its share classes. Under the Services Plan, each Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. Shareholder service arrangements typically include processing orders for shares, generating account and confirmation statements, sub-accounting, account maintenance, tax reporting, and disbursing cash dividends as well as other investment or administrative services required for the particular Participating Organizations’ products, programs, platform and accounts. The Services Plan will cause each Fund to pay an aggregate fee, not to exceed on an annual basis 0.15% and 0.05% of the average daily net asset value of the Investor and Institutional share classes, respectively. Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with the Participating Organization. Any amount of such payment not paid to a Participating Organization during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Shareholder service plan fees paid by each Fund for the six months or period ended October 31, 2016 are disclosed in the Statements of Operations.

Semi-Annual Report – October 31, 2016	43

Seafarer Funds	Notes to Financial Statements

October 31, 2016 (Unaudited)

7. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under the applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

44	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Additional Information

October 31, 2016 (Unaudited)

ADDITIONAL INFORMATION

1. Fund Holdings

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. Fund Proxy Voting Policies, Procedures and Summaries

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling toll-free (855) 732-9220 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report – October 31, 2016	45

Seafarer Funds	Approval of Fund Advisory Agreement

October 31, 2016 (Unaudited)

DISCLOSURE REGARDING APPROVAL OF FUND  ADVISORY AGREEMENT

On December 15, 2015, the Trustees met in person to discuss, among other things, the approval of the investment advisory agreement between the Trust and Seafarer Capital Partners, LLC (the “Adviser,” “Seafarer”) (the “Investment Advisory Agreement”), in accordance with Section 15(c) of the Investment Company Act of 1940, as amended.  The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.  In approving the Investment Advisory Agreement with the Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the Seafarer Overseas Value Fund (the “Value Fund”):

Investment Advisory Fee Rate

The Trustees reviewed and considered the contractual annual advisory fee paid by the Trust, on behalf of the Value Fund, to Seafarer of 0.75% of the Value Fund’s average daily net assets, in light of the extent and quality of the advisory services provided by Seafarer to the Value Fund.

The Board received and considered information including a comparison of the Value Fund’s contractual and actual management fees and overall expenses with those of funds in the expense group and universes of funds selected by an independent provider of investment company data (the “Data Provider”).  The Trustees noted that the contractual management fee rate for the Value Fund was below the average and median contractual management fee rates of the Data Provider expense group.

Total Expense Ratios

Based on such information, the Trustees further reviewed and considered the total expense ratio (after waivers) of 1.05% for the Institutional Class of Value Fund.  The Trustees noted that the Value Fund’s total expense ratio (after waivers) was below the average and median total expense ratios of the Data Provider expense group.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement

The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Value Fund under the Investment Advisory Agreement.  The Trustees reviewed certain background materials supplied by Seafarer in its presentation, including its Form ADV.

The Trustees reviewed and considered Seafarer’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by Seafarer and its affiliated entities.  The Trustees also reviewed the research and decision-making processes utilized by Seafarer, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Value Fund.

The Trustees considered the background and experience of Seafarer’s management in connection with the Value Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Value Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, Seafarer’s insider trading policies and procedures and its Code of Ethics.

Performance

The Trustees noted that since the Value Fund has not yet begun operations, there is no performance of the Value Fund to be reviewed or analyzed at this time.  The Trustees further considered Seafarer’s reputation generally and its investment techniques, risk management controls and  decision-making processes.

46	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Approval of Fund Advisory Agreement

October 31, 2016 (Unaudited)

Comparable Accounts

The Trustees noted certain information provided by Seafarer regarding fees charged to other Seafarer clients and considered Seafarer’s statements indicating that there were no clients with investment mandates directly comparable to that of the Value Fund.

Profitability

The Trustees received and considered a projected profitability analysis through September 30, 2016 prepared by Seafarer based on the fees to be payable under the Investment Advisory Agreement with respect to the Value Fund.  The Trustees considered the profits, if any, anticipated to be realized by Seafarer in connection with the operation of the Value Fund.  The Board then reviewed Seafarer’s unaudited financial statements, including profit and loss statements for the fiscal year 2014 and the period of October 1, 2014 to September 30, 2015 and balance sheets as of December 31, 2014 and September 30, 2015 in order to analyze the financial condition and stability and profitability of Seafarer.

Economies of Scale

The Trustees considered whether economies of scale in the provision of services to the Value Fund will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser

The Trustees reviewed and considered any other incidental benefits to be derived by Seafarer from its relationship with the Value Fund, including whether soft dollar arrangements were used.

In approving Seafarer as the Value Fund’s investment adviser and approving the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement.  Further, the Independent Trustees were advised by separate independent legal counsel throughout the process.  The Trustees, including all of the Independent Trustees, concluded that:

●	the contractual management fee rate was below the average and median expense group contractual management fee rate for the Value Fund;

●	the terms of the proposed fee waiver/expense reimbursement letter agreement between the Trust, on behalf of the Value Fund, and Seafarer, were reasonable;

●	the total expense ratio (after waivers) was below the average and median expense group total expense ratios (after waivers) for the Value Fund;

●	the nature, extent and quality of services to be rendered by Seafarer under the Investment Advisory Agreement with respect to the Value Fund were adequate;

●	since the Value Fund has not yet begun operations, there is no performance of the Value Fund to be reviewed or analyzed at this time;

●
bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Seafarer’s other clients were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Value Fund;

●	the profit, if any, to be realized by Seafarer in connection with the operation of the Value Fund is not unreasonable to the Value Fund; and

●	there were no material economies of scale or other incidental benefits accruing to Seafarer in connection with its relationship with the Value Fund.

Semi-Annual Report – October 31, 2016	47

Seafarer Funds	Approval of Fund Advisory Agreement

October 31, 2016 (Unaudited)

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary.  In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Investment Advisory Agreement, the Board had received sufficient information to renew and approve the Investment Advisory Agreement.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Seafarer’s compensation for investment advisory services is consistent with the best interests of the Value Fund and  its shareholders.

48	(855) 732-9220 seafarerfunds.com

SEAFARER FUNDS

P.O. Box 44474
Denver, Colorado 80201
(855) 732-9220
seafarerfunds.com

Seafarer Funds distributed by ALPS Distributors, Inc.
Must be accompanied or preceded by a prospectus.

VULCAN
VALUE
PARTNERS

SEMI-ANNUAL

October 31, 2016 *(unaudited)*

VULCAN VALUE PARTNERS FUND

VULCAN VALUE PARTNERS SMALL CAP FUND

CONTENTS	PAGE
Shareholder Letter	1
Fund Overview
Vulcan Value Partners Fund	5
Vulcan Value Partners Small Cap Fund	8
Disclosure of Fund Expenses
Vulcan Value Partners Fund	7
Vulcan Value Partners Small Cap Fund	10
Statements of Investments
Vulcan Value Partners Fund	11
Vulcan Value Partners Small Cap Fund	14
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets
Vulcan Value Partners Fund	20
Vulcan Value Partners Small Cap Fund	21
Financial Highlights
Vulcan Value Partners Fund	22
Vulcan Value Partners Small Cap Fund	24
Notes to Financial Statements	26
Additional Information	34

www.vulcanvaluepartners.com

Shareholder Letter

October 31, 2016 (Unaudited)

PORTFOLIO REVIEW

General

For the six months ended October 31, 2016, Vulcan Value Partners Fund returned -1.34% and the Vulcan Value Partners Small Cap Fund returned 3.38%. Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund have produced exceptional long-term returns. As you know, we place no weight on short-term results, good or bad, and neither should you. In fact, we have and will continue to willingly make decisions that negatively impact short-term performance when we think we can lower risk and improve our long-term returns.  We encourage you to place more weight on our longer term historical results and a great deal of weight on our long-term prospects.

Record low interest rates engineered by the world’s leading central banks have created an almost desperate  search  for  yield.  This  monetary  stimulus  has  caused  supposedly  defensive,  higher dividend-yielding  stocks  to  become  dangerously  overvalued.  Until  recently,  consumer  staples companies, utilities, and Real Estate Investment Trusts (REITs) have outperformed the broader market. Valuation and, in the case of utilities, quality concerns, have kept us out of those areas. Recently, many of the companies in these sectors have begun to decline in price, but we believe they remain overvalued.

REITs deserve special mention. They just became a separate sector of the S&P 500.  In the 1990’s, REITs were attractively priced. While several REITs are on our MVP list, all of them are overvalued today, in our opinion. As a group, REITs’ dividend yield is 3.2%, and they trade at just under 25 times free cash flow so their free cash flow(1)  yield is approximately 4%. They are also highly leveraged.  Over  time,  growth  in  rental  income  should  approximate  inflation,  which  the  U.S. Federal Reserve is targeting at 2%. With financial leverage, REITs should be able to grow their bottom line (Funds from Operations in REIT parlance) and dividends at perhaps 4%. One other data point: Post Properties, an Atlanta based apartment REIT, recently announced that they are being acquired at roughly 26 times free cash flow, or for less than a 4% free cash flow yield.  While higher quality retail and office REITs have longer leases ranging from 3 to 10 years, apartment REITs generally turn over roughly half of their units annually.  So just to break even, they have to resell half of their product annually before they can grow.

Our results over the past year in particular have been held back because we refuse to buy, in our opinion, overvalued and extremely risky parts of the market.  We instead allocate capital to what we  believe  are  extremely  high  quality  companies  whose  valuations  are  ludicrously  low  in comparison. As serious, long-term investors who are required to invest in equities exclusively through Vulcan Value Partners, we would not invest our money or yours any other way. We look nothing like an index, so it is reasonable to expect us to perform nothing like an index. In the short- run it can be painful. In the long-run we believe your patient capital, alongside of ours, will be amply rewarded for following our investment discipline instead of following the crowd.

Vulcan Value Partners Large Cap Fund Review

In the discussion that follows, we highlight a few holdings in the Vulcan Value Partners Fund.

Semi-Annual Report | October 31, 2016	1

Shareholder Letter

October 31, 2016 (Unaudited)

Qualcomm was the largest contributor over the period, with a return of over 36%. As price and value converged, we followed our investment discipline and sold Qualcomm to redeploy capital into more discounted companies.

As we mentioned earlier, until recently, REITs have outperformed the broader market. So, what if Oracle, our largest position, was a REIT?  How might it be valued?  Oracle has over 90% customer retention. They have long-term contracts called licensing agreements that have inflation-adjusted escalators. So Oracle’s revenue structure looks a lot like higher quality REITs with long-term leases and much better than apartment REITs like Post Properties. Oracle, however, can add new services such as Cloud computing and acquire more customers without having to build new properties.  In real estate terms, Oracle can grow its “occupancy” without physical constraints.  We estimate that Oracle can grow its bottom line at a high upper single-digit rate for many, many years, so let us use 8% as an estimate. Moreover, unlike REITs, which are highly leveraged, Oracle has net cash on its balance sheet. So Oracle’s estimated growth rate is twice as fast as the typical REIT without leverage. Adjusted for cash, Oracle trades at less than 11.5 times free cash flow, so its free cash flow yield is roughly 8.8%.

So, Oracle, which can grow at 8%, or twice as fast as the average REIT, sells for less than half the valuation of the average REIT and less than half the valuation paid for Post Properties.   Why? Oracle only has a relatively paltry 1.6% dividend yield.  REITs use most of their free cash flow to pay a dividend. Oracle uses most of its free cash flow, roughly 80% in fact, to repurchase its discounted  stock.  This  capital  allocation  decision  is  highly  beneficial  to  us  as  long-term shareholders  because  a  dollar  of  dividends  is  only  worth  a  dollar  while  a  dollar  of  share repurchases is worth more than a dollar because Oracle’s stock is selling for less than its estimated intrinsic worth. If the market valued Oracle’s free cash flow stream, which is higher quality and growing twice as fast as the average REIT, at the same yield as the average REIT, then Oracle’s stock price would be more than twice as high as it is currently.

Marriott was a new purchase during the period. Marriott International is buying Starwood Hotels and Resorts, another company we have owned in the past that worked out well for us. Marriott already has a number of global hotel brands but does not have much exposure to the boutique hotel segment that is increasingly popular with travelers. We think the combination with Starwood further enhances Marriott International’s competitive position in the industry.

We sold Check Point during the period. It was also a successful investment for us. We held it for nearly four years. Over that time period its value grew nicely, and its price compounded at rates in the mid-teens. As price and value converged, our margin of safety(2) narrowed, and we sold Check Point to reallocate capital into more discounted names.

Vulcan Value Partners Small Cap Fund Review

In the discussion that follows, we highlight a few holdings in the Vulcan Value Partners Small Cap Fund.

The largest contributor during the period to the Vulcan Value Partners Small Cap Fund, SAI Global, deserves special mention. SAI Global, an Australian based standards and assurance company, was up over 31% during the period.  We are a forced seller as it is being acquired by Baring Private Equity Asia at a price very close to our estimate of fair value.

2	www.vulcanvaluepartners.com

Shareholder Letter

October 31, 2016 (Unaudited)

Fossil was a material detractor during the period. We think we are right about Fossil, but we will be the first to tell you that we are human and make mistakes. Fossil has committed substantial resources to expand into smart watches and wearables. We think they are making good decisions that will benefit long-term shareholders but these decisions have hurt short-term results.   We should see evidence of their success or lack thereof this Christmas selling season.  If Fossil executes well, our investment case is intact. If they do not execute, then we have made a mistake.  So, the critical aspect of our analysis is our assessment of the people running the company.  Management, led by Kosta Kartsotis, retains our confidence.  Kosta has been the long serving CEO, and during his tenure, he has turned Fossil into a leading lifestyle branded watch company. In hindsight, he and Fossil were too cautious and moved too slowly into smart watches.  As investments in wearables have weighed on results, Kosta has not taken a salary or bonus for the last three years.  He is the largest private owner of Fossil’s stock. Actions speak louder than words, and we are impressed with the leadership Kosta has shown.

A new purchase, Sotheby’s, enjoys a global oligopoly with Christie’s and Phillips. The company, founded in 1744, is older than the United States and has strong brand name recognition among art buyers and sellers worldwide. Auction houses are the preferred venue to sell higher value art, so Sotheby’s has maintained market share despite competition from galleries and online auction sites. The company generates strong free cash flow and is using it to repurchase its discounted stock.

We sold Curtis-Wright during the period. It was an excellent investment for us. We held it for almost four years. Over that time the company grew its value at a low double-digit rate, and the stock price compounded at over 20% per annum as price and value converged. We sold Curtis- Wright because it rose to our estimate of fair value so that we no longer had a margin of safety.

Closing

We appreciate the confidence you have placed in us. Your stable capital, invested alongside our own  stable  capital  provides  a  foundation  that  allows  us  make  sound,  long-term  investment decisions that help mitigate risk and provide the opportunity to achieve superior long-term results. These decisions mean that we look nothing like an index, which can be painful for investors with time horizons shorter than yours and ours, which is why so few are able to do it and why so few outperform  the  market  over  the  long-term.  You,  our  client-partners,  are  one  of  our  most important competitive advantages.

C.T. Fitzpatrick
Chief Executive Officer
Vulcan Value Partners, LLC

Semi-Annual Report | October 31, 2016	3

Shareholder Letter

October 31, 2016 (Unaudited)

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please call 877.421.5078 to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of the Vulcan Value Partners, LLC and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Funds or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Vulcan Value Partners, LLC nor the Funds accept any liability for losses either direct or consequential caused by the use of this information.

The Funds are distributed by ALPS Distributors, Inc.

The Funds are subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Funds may not achieve their objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	Free Cash Flow is a measure of how much a business generates after accounting for capital expenditures. It is calculated as operating cash flow less capital expenditures.

(2)	Margin of Safety is a favorable difference between the price of a company’s shares and the estimated intrinsic value of those shares.

4	www.vulcanvaluepartners.com

Fund Overview

October 31, 2016 (Unaudited)

VULCAN VALUE PARTNERS FUND

Cumulative Total Returns (as of 10/31/16)
					Since Inception*	Expense Ratios
	6 Month	1 Year	3 Year	5 Year		Total	Net(1)
Vulcan Value Partners Fund	-1.34%	-1.79%	4.89%	13.00%	11.33%	1.08%	1.08%
S&P 500® Total Return Index(2)	4.06%	4.51%	8.84%	13.57%	12.07%
Russell 1000® Value Index(3)	4.36%	6.37%	7.59%	13.31%	11.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 90 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-877-421-5078.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods greater than 1 year are annualized.

*	Fund inception date of 12/30/09.

(1)
Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement.   Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed. The Adviser may not discontinue or modify this waiver prior to August 31, 2017 without the approval by the Fund’s Board of Trustees.

(2)
The S&P 500®  Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

(3)
The Russell 1000®  Value Index measures the performance of the large-cap value segment of the U.S.equity universe. It includes those Russell 1000®  companies with lower price-to-book ratios and lower expected growth values. The index is not actively managed and does not reflect any deductions for fees,  expense or taxes. An investor may not invest directly in an index.

Semi-Annual Report | October 31, 2016	5

Fund Overview

October 31, 2016 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended October 31, 2016)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing  in  the  Fund  is  subject  to  investment  risks,  including  possible  loss  of  the  principal amount invested.

Industry Allocation (as a % of Net Assets)*

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

6	www.vulcanvaluepartners.com

Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

As a shareholder of the Vulcan Value Partners Fund (the “Fund”), you will incur two types of costs: (1)  transaction  costs,  including  applicable  redemption  fees;  and  (2)  ongoing  costs,  including management fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2016 and held until October 31, 2016.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s  actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note the expenses shown in the table are meant to highlight ongoing Fund costs only and do  not  reflect transactional  costs,  such  as  redemption  fees  or  exchange  fees.  Therefore,  the second line of the table below is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vulcan Value Partners Fund

	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Expense Ratio(a)	Expenses Paid During period 5/1/16 - 10/31/16(b)
Actual	$1,000.00	$986.60	1.07%	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	1.07%	$5.45

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half- year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2016	7

Fund Overview

October 31, 2016 (Unaudited)

VULCAN VALUE PARTNERS SMALL CAP FUND

Cumulative Total Returns (as of 10/31/16)

					Since Inception*	Expense Ratios
	6 Month	1 Year	3 Year	5 Year		Total	Net(1)
Vulcan Value Partners Small Cap Fund	3.38%	3.51%	4.24%	13.82%	13.44%	1.26%	1.26%
Russell 2000® Value Index(2)	7.54%	8.81%	4.47%	11.63%	10.54%
Russell 2000® Index(3)	6.13%	4.11%	4.12%	11.51%	11.18%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 90 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-877-421-5078.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods greater than 1 year are annualized.

*	Fund inception date of 12/30/09.

(1)
Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed.  The Adviser may not discontinue or modify this waiver prior to August 31, 2017 without the approval by the Fund’s Board of Trustees.

(2)
The Russell 2000®  Value Index measures the performance of small-cap value segment of the U.S.equity  universe.  It  includes  those  Russell  2000®   companies  with  lower  price-to-book ratios and lower forecasted growth values. The index is not actively managed and does not reflect any deductions for fees,  expense or taxes. An investor may not invest directly in an index.

(3)
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.  The  Russell  2000®   Index  is  a  subset  of  the  Russell  3000®   Index  representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

8	www.vulcanvaluepartners.com

Fund Overview

October 31, 2016 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended October 31, 2016)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing  in  the  Fund  is  subject  to  investment  risks,  including  possible  loss  of  the  principal amount invested.

Industry Allocation (as a % of Net Assets)*

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2016	9

Disclosure of Fund Expenses

October 31, 2016 (Unaudited)

As a shareholder of the Vulcan Value Partners Small Cap Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including  management  fees  and  other  fund  operating  expenses.  The  following  examples  are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2016 and held until October 31, 2016.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s  actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note the expenses shown in the table are meant to highlight ongoing Fund costs only and do  not  reflect transactional  costs,  such  as  redemption  fees  or  exchange  fees.  Therefore,  the second line of the table below is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vulcan Value Partners Small Cap Fund
	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Expense Ratio(a)	Expenses Paid During period 5/1/16 - 10/31/16(b)
Actual	$1,000.00	$1,033.80	1.25%	$6.41
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	1.25%	$ 6.36

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half- year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

10	www.vulcanvaluepartners.com

Vulcan Value Partners Fund	Statement of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.85%)
Communications (9.16%)
Media (7.06%)
Discovery Communications, Inc., Class C(a)	1,982,716	$49,785,999
Time Warner, Inc.	239,322	21,297,265
Walt Disney Co.	288,610	26,751,261
		97,834,525

Telecommunications (2.10%)
Cisco Systems, Inc.	951,127	29,180,576

TOTAL COMMUNICATIONS		127,015,101

Consumer, Cyclical (15.77%)
Auto Parts & Equipment (4.19%)
GKN PLC	14,862,018	58,066,092

Distribution/Wholesale (2.93%)
Fossil Group, Inc.(a)	1,489,979	40,631,727

Lodging (5.62%)
Hilton Worldwide Holdings, Inc.	1,809,644	40,897,954
Intercontinental Hotels Group PLC, ADR	648,364	25,577,960
Marriott International, Inc., Class A	167,071	11,477,778
		77,953,692

Retail (3.03%)
CVS Health Corp.	499,799	42,033,096

TOTAL CONSUMER, CYCLICAL		218,684,607

Consumer, Non‐cyclical (15.14%)
Commercial Services (2.05%)
Sabre Corp.	1,098,659	28,378,362

Healthcare‐Services (7.25%)
Aetna, Inc.	240,296	25,795,775
Anthem, Inc.	443,959	54,100,844
UnitedHealth Group, Inc.	146,117	20,650,716
		100,547,335

Pharmaceuticals (5.84%)
AmerisourceBergen Corp.	356,884	25,096,083

Semi-Annual Report | October 31, 2016	11

Statement of Investments	Vulcan Value Partners Fund

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Consumer, Non‐cyclical (continued)
Pharmaceuticals (continued)
McKesson Corp.	439,092	$55,839,329
		80,935,412

TOTAL CONSUMER, NON‐CYCLICAL		209,861,109

Energy (5.69%)
Oil & Gas Services (5.69%)
National Oilwell Varco, Inc.	2,457,779	78,894,706

TOTAL ENERGY		78,894,706

Financial (33.38%)
Banks (6.63%)
Bank of New York Mellon Corp.	891,386	38,570,272
State Street Corp.	759,665	53,336,080
		91,906,352

Diversified Financial Services (13.66%)
Franklin Resources, Inc.	1,968,626	66,263,951
Mastercard, Inc., Class A	516,264	55,250,573
T. Rowe Price Group, Inc.	409,476	26,210,559
Visa, Inc., Class A	505,545	41,712,518
		189,437,601

Insurance (13.09%)
Axis Capital Holdings, Ltd.	1,007,288	57,385,197
Everest Re Group, Ltd.	267,307	54,402,321
Swiss Re AG	751,191	69,763,481
		181,550,999

TOTAL FINANCIAL		462,894,952

Industrial (6.81%)
Aerospace & Defense (4.51%)
Boeing Co.	341,510	48,641,269
United Technologies Corp.	136,893	13,990,465
		62,631,734

Miscellaneous Manufacturing (2.30%)
Parker‐Hannifin Corp.	259,452	31,847,733

TOTAL INDUSTRIAL		94,479,467

12	www.vulcanvaluepartners.com

Vulcan Value Partners Fund	Statement of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Technology (13.90%)
Semiconductors (6.00%)
Qorvo, Inc.(a)	759,500	$42,266,175
Skyworks Solutions, Inc.	532,681	40,984,476
		83,250,651

Software (7.90%)
Oracle Corp.	2,850,812	109,528,197

TOTAL TECHNOLOGY		192,778,848

TOTAL COMMON STOCKS (Cost $1,339,372,569)		1,384,608,790

TOTAL INVESTMENTS (99.85%) (Cost $1,339,372,569)		$1,384,608,790

Other Assets In Excess Of Liabilities (0.15%)		2,067,532

NET ASSETS (100.00%)		$1,386,676,322

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	13

Statement of Investments	Vulcan Value Partners Small Cap Fund

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.48%)
Communications (4.81%)
Media (4.81%)
SAI Global, Ltd.	15,447,712	$54,995,036

TOTAL COMMUNICATIONS		54,995,036

Consumer, Cyclical (21.30%)
Distribution/Wholesale (5.01%)
Fossil Group, Inc.(a)	1,469,127	40,063,093
WESCO International, Inc.(a)	317,163	17,190,235
		57,253,328

Home Furnishings (4.46%)
Select Comfort Corp.(a)	2,657,673	51,000,745

Housewares (1.88%)
Tupperware Brands Corp.	360,526	21,458,507

Lodging (4.08%)
Choice Hotels International, Inc.	335,215	16,241,167
La Quinta Holdings, Inc.(a)	3,043,728	30,467,717
		46,708,884

Office Furnishings (2.11%)
Herman Miller, Inc.	868,511	24,144,606

Retail (3.76%)
Halfords Group PLC	1,881,309	7,810,843
Sally Beauty Holdings, Inc.(a)	1,355,447	35,160,295
		42,971,138

TOTAL CONSUMER, CYCLICAL		243,537,208

Consumer, Non‐cyclical (8.15%)
Commercial Services (7.64%)
CEB, Inc.	172,320	8,383,368
Navigant Consulting, Inc.(a)	988,421	23,129,052
Savills PLC	2,819,197	23,947,866
Sotheby’s	890,774	31,960,971
		87,421,257

14	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statement of Investments

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Consumer, Non‐cyclical (continued)
Healthcare‐Services (0.51%)
Chemed Corp	41,332	$5,845,171

TOTAL CONSUMER, NON‐CYCLICAL		93,266,428

Energy (1.75%)
Oil & Gas Services (1.75%)
Thermon Group Holdings, Inc.(a)	1,093,403	20,042,077

TOTAL ENERGY		20,042,077

Financial (28.09%)
Diversified Financial Services (7.59%)
Ashmore Group PLC	5,086,585	21,859,442
Eaton Vance Corp.	643,834	22,572,820
Virtus Investment Partners, Inc.	394,731	42,354,636
		86,786,898

Insurance (17.62%)
Aspen Insurance Holdings, Ltd.	1,137,307	54,875,063
Axis Capital Holdings, Ltd.	821,083	46,777,098
Everest Re Group, Ltd.	195,386	39,764,959
Navigators Group, Inc.	485,760	45,272,832
Safety Insurance Group, Inc.	219,093	14,832,596
		201,522,548

Real Estate (2.72%)
Jones Lang LaSalle, Inc.	320,785	31,068,027

REITS (0.16%)
Outfront Media, Inc.	83,929	1,805,313

TOTAL FINANCIAL		321,182,786

Industrial (27.27%)
Electrical Components & Equipment (2.61%)
EnerSys	458,703	29,875,326

Electronics (7.82%)
Ituran Location and Control, Ltd.	1,936,082	51,499,781
Woodward, Inc.	643,416	37,948,676
		89,448,457

Semi-Annual Report | October 31, 2016	15

Statement of Investments	Vulcan Value Partners Small Cap Fund

October 31, 2016 (Unaudited)

	Shares	Value (Note 2)
Industrial (continued)
Industrial Services (1.34%)
MSC Industrial Direct Co., Inc., Class A	209,839	$15,276,279

Machinery‐Diversified (5.15%)
Concentric AB	2,123,280	25,271,126
Lindsay Corp.	429,673	33,643,396
		58,914,522

Metal Fabricate/Hardware (2.35%)
Timken Co.	812,050	26,838,253

Miscellaneous Manufacturing (5.86%)
Actuant Corp., Class A	1,504,974	33,560,920
Crane Co.	294,748	20,045,811
Donaldson Co., Inc.	367,240	13,411,605
		67,018,336

Transportation (2.14%)
Forward Air Corp.	591,746	24,450,945

TOTAL INDUSTRIAL		311,822,118

Technology (5.11%)
Software (5.11%)
ACI Worldwide, Inc.(a)	3,225,980	58,454,758

TOTAL TECHNOLOGY		58,454,758

TOTAL COMMON STOCKS (Cost $1,066,989,631)		1,103,300,411

16	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statement of Investments

October 31, 2016 (Unaudited)

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.34%)
Money Market Fund (4.34%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.210%	49,594,213	$49,594,213

TOTAL SHORT TERM INVESTMENTS (Cost $49,594,213)			49,594,213

TOTAL INVESTMENTS (100.82%) (Cost $1,116,583,844)			$1,152,894,624

Liabilities In Excess Of Other Assets (‐0.82%)			(9,333,969)

NET ASSETS (100.00%)			$1,143,560,655

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	17

Statements of Assets and Liabilities

October 31, 2016 (Unaudited)

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
ASSETS:
Investments, at value	$1,384,608,790	$1,152,894,624
Receivable for investments sold	44,774,327	–
Receivable for shares sold	73,971	202,182
Dividends receivable	901,722	363,555
Other assets	14,901	19,009
Total assets	1,430,373,711	1,153,479,370

LIABILITIES:
Cash due to custodian	275,212	–
Payable for investments purchased	41,650,148	7,170,583
Payable for shares redeemed	360,608	1,409,712
Payable to adviser	1,205,974	1,147,086
Payable for administration fees	34,188	28,139
Payable for transfer agency fees	16,818	13,197
Payable for delegated transfer agent equivalent services fees	30,856	73,648
Payable for professional fees	15,460	13,358
Payable for trustee fees and expenses	5,741	3,439
Payable for principal financial officer fees	544	330
Accrued expenses and other liabilities	101,840	59,223
Total liabilities	43,697,389	9,918,715
NET ASSETS	$1,386,676,322	$1,143,560,655

NET ASSETS CONSIST OF:

Paid‐in capital (Note 5)	$1,370,727,310	$1,114,693,718
Accumulated net investment income	17,628,794	2,532,560
Accumulated net realized loss	(46,907,356)	(9,975,834)
Net unrealized appreciation	45,227,574	36,310,211
NET ASSETS	$1,386,676,322	$1,143,560,655

INVESTMENTS, AT COST	$1,339,372,569	$1,116,583,844

PRICING OF SHARES:
Net Asset Value, offering and redemption price per share	$16.94	$17.14
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	81,846,538	66,720,511

See Accompanying Notes to Financial Statements.

18	www.vulcanvaluepartners.com

Statements of Operations

For the Six Months Ended October 31, 2016 (Unaudited)

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
INVESTMENT INCOME:
Dividends	$15,911,366	$7,355,921
Foreign taxes withheld	–	(166,042)
Total investment income	15,911,366	7,189,879

EXPENSES:
Investment advisory fees (Note 6)	7,201,355	6,729,195
Administrative fees	200,629	163,592
Transfer agency fees	71,894	55,795
Delegated transfer agent equivalent services fees	66,773	163,025
Professional fees	21,980	19,263
Custodian fees	107,238	73,883
Principal financial officer fees	2,835	2,205
Trustee fees and expenses	15,406	11,955
Recoupment of previously waived fees	–	48,100
Other	45,319	46,722
Total net expenses	7,733,429	7,313,735
NET INVESTMENT INCOME/(LOSS)	8,177,937	(123,856)

Net realized gain on investments	2,764,432	34,228,406
Net realized gain/(loss) on foreign currency transactions	(253,594)	15,335
Net realized gain	2,510,838	34,243,741
Net change in unrealized appreciation/(depreciation) of investments	(31,978,856)	5,907,151
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(87,374)	(11,940)
Net change in unrealized appreciation/(depreciation)	(32,066,230)	5,895,211
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(29,555,392)	40,138,952
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,377,455)	$40,015,096

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	19

Statements of Changes in Net Assets	Vulcan Value Partners Fund

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
OPERATIONS:
Net investment income	$8,177,937	$18,348,805
Net realized gain	2,510,838	10,248,578
Net change in unrealized depreciation	(32,066,230)	(154,854,968)
Net decrease in net assets resulting from operations	(21,377,455)	(126,257,585)

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
From net investment income	–	(12,104,797)
From net realized gains on investments	–	(119,403,152)
Net decrease in net assets from distributions	–	(131,507,949)

SHARE TRANSACTIONS (Note 5):
Proceeds from sales of shares	91,785,010	572,087,701
Issued to shareholders in reinvestment of distributions	–	108,659,155
Cost of shares redeemed, net of redemption fees	(211,811,663)	(665,005,259)
Net increase/(decrease) from share transactions	(120,026,653)	15,741,597

Net decrease in net assets	(141,404,108)	(242,023,937)

NET ASSETS:
Beginning of year	1,528,080,430	1,770,104,367
End of period*	$1,386,676,322	$1,528,080,430

*Includes accumulated net investment income of:	$17,628,794	$9,450,857

See Accompanying Notes to Financial Statements.

20	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
OPERATIONS:
Net investment income/(loss)	$(123,856)	$6,643,642
Net realized gain	34,243,741	2,674,138
Net change in unrealized appreciation/(depreciation)	5,895,211	(62,869,159)
Net increase/(decrease) in net assets resulting from operations	40,015,096	(53,551,379)

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
From net investment income	–	(3,951,718)
From net realized gains on investments	–	(63,400,984)
Net decrease in net assets from distributions	–	(67,352,702)

SHARE TRANSACTIONS (Note 5):
Proceeds from sales of shares	124,956,414	333,969,377
Issued to shareholders in reinvestment of distributions	–	55,331,982
Cost of shares redeemed, net of redemption fees	(168,417,773)	(254,512,720)
Net increase/(decrease) from share transactions	(43,461,359)	134,788,639

Net increase/(decrease) in net assets	(3,446,263)	13,884,558

NET ASSETS:
Beginning of year	1,147,006,918	1,133,122,360
End of period*	$1,143,560,655	$1,147,006,918

*Includes accumulated net investment income of:	$2,532,560	$2,656,416

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2016	21

Financial Highlights

For a share outstanding throughout the years presented.

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid‐in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See Accompanying Notes to Financial Statements.

22	www.vulcanvaluepartners.com

Vulcan Value Partners Fund

For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
$17.17		$19.97	$18.20	$15.28	$13.03	$11.66

0.10		0.20	0.22	0.14	0.15	0.02
(0.33)		(1.51)	2.77	3.33	2.35	1.45
(0.23)		(1.31)	2.99	3.47	2.50	1.47

–		(0.13)	(0.17)	(0.11)	(0.12)	(0.01)
–		(1.36)	(1.05)	(0.44)	(0.13)	(0.09)
–		(1.49)	(1.22)	(0.55)	(0.25)	(0.10)

0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
(0.23)		(2.80)	1.77	2.92	2.25	1.37
$16.94		$17.17	$19.97	$18.20	$15.28	$13.03

(1.34	%)(c)	(6.49%)	16.61%	22.84%	19.33%	12.73%

$1,386,676		$1,528,080	$1,770,104	$929,829	$447,297	$125,087

1.07	%(d)	1.08%	1.08%	1.09%	1.18%	1.51%
1.07	%(d)	1.08%	1.08%	1.09%	1.18%	1.50%

1.14	%(d)	1.10%	1.12%	0.80%	1.06%	0.16%

30	%(c)	85%	64%	56%	24%	49%

Semi-Annual Report | October 31, 2016	23

Financial Highlights

For a share outstanding throughout the years presented.

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid‐in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See Accompanying Notes to Financial Statements.

24	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund

For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
$16.58		$18.61	$18.74	$16.97	$13.18	$13.72

(0.00	)(b)	0.10	0.10	(0.01)	0.03	0.02
0.56		(1.05)	1.77	2.76	3.91	0.17
0.56		(0.95)	1.87	2.75	3.94	0.19

–		(0.06)	(0.11)	–	(0.06)	–
–		(1.02)	(1.89)	(0.98)	(0.09)	(0.73)
–		(1.08)	(2.00)	(0.98)	(0.15)	(0.73)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
0.56		(2.03)	(0.13)	1.77	3.79	(0.54)
$17.14		$16.58	$18.61	$18.74	$16.97	$13.18

3.38	%(d)	(5.04%)	10.74%	16.11%	30.07%	2.10%

$1,143,561		$1,147,007	$1,133,122	$1,066,246	$425,152	$40,103

1.25	%(e)	1.25%	1.26%	1.30%	1.38%	1.86%
1.25	%(e)	1.25%	1.25%	1.25%	1.28%	1.50%

(0.02	%)(e)	0.61%	0.56%	(0.05%)	0.21%	0.15%

20	%(d)	80%	73%	70%	57%	57%

Semi-Annual Report | October 31, 2016	25

Notes to Financial Statements

October 31, 2016 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds are classified as a non-diversified investment company for purpose of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

26	www.vulcanvaluepartners.com

Notes to Financial Statements

October 31, 2016 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of October 31, 2016.

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,384,608,790	$–	$–	$1,384,608,790
TOTAL	$1,384,608,790	$–	$–	$1,384,608,790

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,103,300,411	$–	$–	$1,103,300,411
Short Term Investments	49,594,213	–	–	49,594,213
TOTAL	$1,152,894,624	$–	$–	$1,152,894,624

(a)	For detailed descriptions of the underlying industries, see the accompanying Statements of Investments.

Semi-Annual Report | October 31, 2016	27

Notes to Financial Statements

October 31, 2016 (Unaudited)

The Funds recognize transfers between levels as of the end of period. For the six months ended October 31, 2016, the Funds did not have any transfers between Level 1 and Level 2. For the six months ended October 31, 2016, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

28	www.vulcanvaluepartners.com

Notes to Financial Statements

October 31, 2016 (Unaudited)

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Expenses that are specific to a Fund are charged directly to that Fund.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation
(excess of value over tax cost)	$178,665,022	$140,887,012
Gross depreciation
(excess of tax cost over value)	(156,889,577)	(106,321,968)
Net unrealized appreciation	$21,775,445	$34,565,044
Cost of investments for income tax purposes	$1,362,833,345	$1,118,329,581

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

Semi-Annual Report | October 31, 2016	29

Notes to Financial Statements

October 31, 2016 (Unaudited)

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2016 were  as follows:

	Ordinary Income	Long-Term Capital Gain
2016
Vulcan Value Partners Fund	$48,548,716	$82,959,233
Vulcan Value Partners Small Cap Fund	10,661,578	56,691,124

The  amounts  and  characteristics  of  tax  basis  distributions  and  composition  of  distributable earnings/(accumulated losses) are finalized at fiscal year‐end. Accordingly, tax basis balances have not been determined as of October 31, 2016.

4.  SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short‐term securities) during the six months ended October 31, 2016 were as follows:

Fund	Purchase of Securities	Proceeds From Sales of Securities
Vulcan Value Partners Fund	$419,599,354	$474,365,464
Vulcan Value Partners Small Cap Fund	358,233,384	200,415,045

5.  CAPITAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder.  Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre‐emptive rights.

Shares redeemed within 90 days of purchase may incur a 2% short‐term redemption fee deducted from the redemption amount. The Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund retained $26,374 and $19,782, respectively, for the six months ended October 31, 2016, and $100,356 and $10,334, respectively, for the year ended April 30, 2016, which is reflected in the “Cost of shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets.

30	www.vulcanvaluepartners.com

Notes to Financial Statements

October 31, 2016 (Unaudited)

Transactions in shares of capital stock for the dates listed below were as follows:

Vulcan Value Partners Fund

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
Shares Sold	5,414,027	32,133,506
Shares Issued in Reinvestment of Dividends	–	6,372,007
Less Shares Redeemed	(12,541,530)	(38,169,154)
Net Increase/(Decrease)	(7,127,503)	336,359

Vulcan Value Partners Small Cap Fund

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
Shares Sold	7,396,189	20,302,249
Shares Issued in Reinvestment of Dividends	–	3,358,435
Less Shares Redeemed	(9,865,792)	(15,350,234)
Net Increase/(Decrease)	(2,469,603)	8,310,450

6. MANAGEMENT AND RELATED‐PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance  with  each  Fund’s  investment  objective,  policies  and  limitations  and  investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds pay the Adviser an annual management fee of 1.00% and 1.15% for Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, respectively, based on each Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of each Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect from September 1, 2016 through August 31, 2017.  The prior Expense Agreement was in effect from June 10, 2015 through August 31, 2016. The Adviser will be permitted  to  recover,  on  a  class‐by‐class  basis,  expenses  it  has  borne  through  the  Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Funds will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed. The Adviser may not discontinue or modify this waiver prior to August 31, 2017 without the approval by the Funds’ Board.

Semi-Annual Report | October 31, 2016	31

Notes to Financial Statements

October 31, 2016 (Unaudited)

For the six months ended October 31, 2016, the fee waivers and/or reimbursements were as follows:

Fund	Recoupment of Previously Waived Fees by Adviser
Vulcan Value Partners Fund	$–
Vulcan Value Partners Small Cap Fund	48,100

As of October 31, 2016, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2016	Expires 2017	Expires 2018	Total
Vulcan Value Partners Fund	$–	$–	$–	$–
Vulcan Value Partners Small Cap Fund	113,058	400,224	79,989	641,371

Fund  Administrator  Fees  and  Expenses:  ALPS  Fund  Services,  Inc.  (“ALPS”)  serves  as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with  their  administrative  activities.  Pursuant  to  an  Administration  Agreement,  ALPS  provides operational  services  to  the  Funds  including,  but  not  limited  to  fund  accounting  and  fund administration and generally assist in each Fund’s operations.  Officers of the Trust are employees of  ALPS.  The  Funds’  administration  fee  is  accrued  on  a  daily  basis  and  paid  monthly.  Administration fees paid by the Funds for the six months ended October 31, 2016 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out‐of‐pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out‐of‐pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2016 are disclosed in the Statements  of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a‐1 under the 1940 Act and receives an annual base fee.  ALPS is reimbursed for certain out‐of‐pocket expenses by the Funds. Vulcan pays this fee on behalf of the Funds.

Principal Financial Officer: ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) (an affiliate of ADI) receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Fund for the six months ended October 31, 2016 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services, Inc.) acts as the distributor of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker‐dealer with the U.S. Securities and Exchange Commission.

32	www.vulcanvaluepartners.com

Notes to Financial Statements

October 31, 2016 (Unaudited)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect  to  transactions  in  shares  of  the  Funds.  Transactions  may  be  processed  through  the National Securities Clearing Corporation (“NSCC”) or similar systems or processed on a manual basis. These fees are paid by the Funds to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Funds converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Funds may increase. Fees are disclosed on the Statements of Operations as “Delegated transfer agent equivalent services fees”.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | October 31, 2016	33

Additional Information

October 31, 2016 (Unaudited)

1. FUND HOLDINGS

The Funds files their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12‐month period ending June 30 are available without charge, (1) upon request, by calling (toll‐free) (866)‐759‐5679 and (2) on the SEC’s website at http://www.sec.gov.

34	www.vulcanvaluepartners.com

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The Funds are neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

This material must be accompanied or preceded by a prospectus.

Managed Accounts are available only for institutional and private clients of Vulcan Value Partners, LLC, a federally registered investment advisor. Vulcan Value Partners Funds are distributed by ALPS Distributors, Inc. Separately Managed Accounts and related investment advisory services are provided by Vulcan Value Partners, LLC, a federally regulated investment advisor. ALPS Distributors, Inc. is not affiliated with Vulcan Value Partners, LLC.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to the Registrant.

(b)
The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 9, 2017

By:	/s/ Kimberly R. Storms
Kimberly R. Storms (Principal Financial Officer)
Treasurer

Date:	January 9, 2017